UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)

Richard J. Byrne 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	413-788-8411

Date of fiscal year end:	12/31/2008

Date of reporting period:	6/30/2008

Item 1. Reports to Stockholders.

MML Series
Investment Fund

Semiannual Report

MML Large Cap Value Fund

MML Equity Index Fund

MML Growth Equity Fund

MML NASDAQ-100® Fund

MML Small Cap Growth Equity Fund

MML Emerging Growth Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2008

| insure | invest | retire |

Table of Contents

Letter to Shareholders	1

Portfolio Summary	3

Portfolio of Investments

MML Large Cap Value Fund	9

MML Equity Index Fund	11

MML Growth Equity Fund	16

MML NASDAQ-100® Fund	18

MML Small Cap Growth Equity Fund	20

MML Emerging Growth Fund	24

Statement of Assets and Liabilities	26

Statement of Operations	28

Statement of Changes in Net Assets	30

Financial Highlights	34

Notes to Financial Statements	38

Other Information	52

This material must be preceded or accompanied by a current prospectus for the MML Series Investment Fund. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

MML Series Investment Fund – President's Letter to Shareholders

To Our Shareholders

June 30, 2008

Richard J. Byrne

"The financial markets continue to react negatively to increases in energy prices along with other industrial and food commodities. At the same time, despite slowing economic growth and a difficult environment in the financial sector, the U.S. economy as a whole has proven resilient. No matter the environment, you may want to consider consulting your financial representative, who can work with you to develop a course of action that will help you stay invested for the long term, according to a plan that fits your risk tolerance, time horizon and financial objectives."

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2008. We have made some changes to this report by eliminating some components of the six-month portfolio manager report sections as part of our overall effort to streamline and improve the efficiency of our reporting. We will continue to publish the 12-month portfolio manager reports with fund-specific discussions as well as corresponding performance charts and tables in the MML Series Investment Fund Annual Report, which is published annually after December 31 (the MML Series Investment Fund fiscal year-end).

Economic Doldrums and Lack of Consumer Confidence Hinder Investment Returns

After struggling against ongoing concerns regarding the credit crisis, the depressed U.S. housing market and high energy prices early in the year, U.S. stocks attempted to rally during the spring of 2008, but surging energy prices, overall inflation and ongoing weakness in the beleaguered financial sector stymied the advance. The period featured a number of bold interventions by the Federal Reserve Board ("Fed") – including engineering the sale of investment bank Bear Stearns to JPMorgan Chase as well as multiple reductions of key target short-term interest rates – which helped stabilize share prices over the short term but failed to keep investors optimistic in the face of bad news affecting a variety of industries and the U.S. economy overall. The May employment report indicated the nation's unemployment rate moved meaningfully higher from 5.0% to 5.5% and fueled concerns that the U.S. economy might enter a recession after all. June brought a worsening inflation picture. While the so-called "core" numbers for May consumer and producer prices, which exclude volatile food and energy prices, both registered 0.2% increases, broader inflation figures for the month were much higher. Near the end of the six-month period, crude oil traded above $140 per barrel, roughly double the price of a year earlier. In turn, sharply higher fuel prices created a stiff headwind for the auto and airline industries, as well as for consumer confidence generally.

For the six months ended June 30, 2008, exposure to financials and General Motors were factors pressuring the blue-chip Dow Jones Industrial AverageSM ("Dow"), which returned -14.44%. In the process, the venerable Dow finished the period just above bear market status. A bear market in a particular index occurs when the index declines 20% or more from its peak. At quarter-end, the Dow had declined nearly 20% from its October 2007 peak. Other key market benchmarks also experienced declines during the period. The S&P 500® Index, a broad measure of large-cap stock activity, returned -11.91%. The NASDAQ Composite® Index came back somewhat in the second half of the period on the relative strength of technology stocks, but still returned -13.55%. Small-cap stocks, as measured by the Russell 2000® Index, returned -9.37%. Foreign stocks also endured their share of declines, as the MSCI® EAFE® Index, a measure of foreign developed markets, finished the six months with a -10.96% return.*

The market's increasing focus on inflation in the latter half of the period – along with easing concerns about a systemic failure due to the subprime mortgage crisis – had a mainly negative impact on the bond market, which had held up well earlier in the year. The yield of the bellwether 10-year Treasury note climbed to end the period just below 4.00%. At the same time, short-term rates declined, prompted by the Fed's numerous cuts in its target federal funds rate – a key overnight bank lending rate – over the period. At the central bank's June meeting, though, the Fed held that key rate steady amid speculation that it could begin raising rates as early as the fall to curb inflation. Against this backdrop, the Lehman Brothers® U.S. Aggregate Index finished the six months with a still-positive +1.13% return.*

* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

1

MML Series Investment Fund – President's Letter to Shareholders (Continued)

What's behind the move in crude?

When the price of crude oil crossed the $100-per-barrel threshold in the first quarter of 2008, plenty of consumers rubbed their eyes in disbelief. After all, as recently as the previous summer, crude had been trading in the low $70s, and its price had leveled out after surging higher during the bad hurricane season of 2005. As it turned out, the first quarter was only a preview of more to come. The rally accelerated in the second quarter, with crude oil touching $140 a barrel by the end of June, pushing the average price of a gallon of regular gasoline at the pump to more than $4.00.

Rising energy prices, together with increases in other commodities, also had a noticeable impact on U.S. inflation. The latest figures from the Labor Department revealed that consumer prices rose 0.6% in May, and producer prices recorded an even larger 1.4% jump. Year-over-year changes for both data series reached alarmingly high levels as well.

While the role of oil speculators on surging prices is an area of hot debate, at this point few would deny the impact of changes in fundamental supply and demand conditions. Recently, much attention has been focused on the demand side of the crude oil equation, and with considerable justification. The rapid expansion of the middle class and the accompanying infrastructure build-out occurring in China, India and other emerging markets appear to be trends that could drive the demand for crude oil into the future.

Outlook

While increases in the price of crude oil and related commodities in the energy complex have unnerved many investors, near vertical increases in the price of any commodity have historically not been sustainable for long. The financial markets continue to react negatively to increases in energy prices along with other industrial and food commodities. At the same time, despite slowing economic growth and a difficult environment in the financial sector, the U.S. economy as a whole has proven resilient. No matter the environment, you may want to consider consulting your financial representative, who can work with you to develop a course of action that will help you stay invested for the long term, according to a plan that fits your risk tolerance, time horizon and financial objectives.

Richard J. Byrne
President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/08 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results

2

MML Series Investment Fund – Portfolio Summary

What is the investment objective of the MML Large Cap Value Fund – and who is the Fund's sub-adviser?  The Fund seeks both capital growth and income by selecting businesses that possess characteristics that the Fund's sub-adviser believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. The Fund's sub-adviser is Davis Selected Advisers, L.P. (Davis).

MML Large Cap Value Fund Industry Table (% of Net Assets) on 6/30/08
Oil & Gas	19.2%
Insurance	13.8%
Diversified Financial	9.9%
Retail	8.4%
Media	4.6%
Banks	4.1%
Agriculture	3.7%
Commercial Services	3.5%
Software	2.7%
Beverages	2.1%
Electronics	2.0%
Manufacturing	2.0%
Computers	1.6%
Mining	1.6%
Pharmaceuticals	1.5%
Cosmetics & Personal Care	1.4%
Packaging & Containers	1.4%
Internet	1.4%
Health Care — Products	1.4%
Oil & Gas Services	1.2%
Telecommunications	1.2%
Semiconductors	1.0%
Leisure Time	0.9%
Transportation	0.9%
Building Materials	0.7%
Real Estate	0.7%
Health Care — Services	0.6%
Holding Company — Diversified	0.6%
Forest Products & Paper	0.5%
Coal	0.5%
Foods	0.3%
Housewares	0.2%
Total Long-Term Investments	95.6%
Short-Term Investments and Other Assets and Liabilities	4.4%
100.0%

MML Large Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/08
Costco Wholesale Corp.	5.2%
ConocoPhillips Co.	4.8%
Devon Energy Corp.	4.3%
Berkshire Hathaway, Inc. Class A	4.2%
Occidental Petroleum Corp.	4.2%
EOG Resources, Inc.	4.0%
American Express Co.	3.4%
JP Morgan Chase & Co.	3.2%
Philip Morris International, Inc.	2.6%
Loews Corp.	2.6%

3

MML Series Investment Fund – Portfolio Summary (Continued)

What is the investment objective of the MML Equity Index Fund – and who is the Fund's sub-adviser?  The Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index. The Fund pursues this objective by investing at least 80% of its net assets in the securities of companies that make up the S&P 500 Index. The Fund's sub-adviser is Northern Trust Investments, N.A. (Northern).

  "Standard & Poor's®", "S&P®", "S&P 500®", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

MML Equity Index Fund Industry Table (% of Net Assets) on 6/30/08
Oil & Gas	12.1%
Telecommunications	5.8%
Pharmaceuticals	5.6%
Retail	5.4%
Diversified Financial	5.1%
Computers	5.0%
Manufacturing	4.4%
Banks	4.0%
Electric	3.7%
Health Care — Products	3.7%
Software	3.6%
Insurance	3.5%
Oil & Gas Services	3.2%
Media	2.7%
Semiconductors	2.6%
Beverages	2.5%
Aerospace & Defense	2.2%
Cosmetics & Personal Care	2.2%
Internet	2.1%
Chemicals	2.1%
Transportation	2.0%
Foods	1.9%
Agriculture	1.8%
Real Estate Investment Trusts (REITS)	1.1%
Biotechnology	1.1%
Health Care — Services	1.0%
Commercial Services	1.0%
Mining	0.9%
Electronics	0.6%
Iron & Steel	0.5%
Pipelines	0.5%
Machinery — Diversified	0.5%
Coal	0.5%
Machinery — Construction & Mining	0.4%
Household Products	0.4%
Electrical Components & Equipment	0.4%
Auto Manufacturers	0.3%
Forest Products & Paper	0.3%
Apparel	0.3%
Engineering & Construction	0.2%
Leisure Time	0.2%
Environmental Controls	0.2%
Gas	0.2%
Automotive & Parts	0.2%
Office Equipment/Supplies	0.2%
Lodging	0.2%
Advertising	0.2%
Savings & Loans	0.1%
Metal Fabricate & Hardware	0.1%
Packaging & Containers	0.1%
Distribution & Wholesale	0.1%
Toys, Games & Hobbies	0.1%
Hand & Machine Tools	0.1%
Home Builders	0.1%
Airlines	0.1%
Holding Company — Diversified	0.1%
Entertainment	0.1%
Home Furnishing	0.1%
Building Materials	0.1%
Housewares	0.0%
Investment Companies	0.0%
Textiles	0.0%
Real Estate	0.0%
Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%
100.0%

MML Equity Index Fund Largest Holdings (% of Net Assets) on 6/30/08
Exxon Mobil Corp.	4.2%
General Electric Co.	2.4%
Microsoft Corp.	2.0%
Chevron Corp.	1.8%
AT&T, Inc.	1.8%
The Procter & Gamble Co.	1.7%
Johnson & Johnson	1.6%
International Business Machines Corp.	1.5%
Apple, Inc.	1.3%
ConocoPhillips Co.	1.3%

4

MML Series Investment Fund – Portfolio Summary (Continued)

What is the investment objective of the MML Growth Equity Fund – and who is the Fund's sub-adviser?  The Fund seeks long-term growth of capital and future income by normally investing at least 80% of its net assets in the common stocks and securities convertible into common stocks of companies that the Fund's sub-adviser believes offer prospects for long-term growth. Effective November 28, 2007, T. Rowe Price Associates, Inc. (T. Rowe Price) replaced Grantham, Mayo, Van Otterloo & Co. LLC (GMO) as the Fund's sub-adviser.

MML Growth Equity Fund Industry Table (% of Net Assets) on 6/30/08
Telecommunications	7.8%
Internet	7.4%
Oil & Gas Services	6.8%
Retail	6.6%
Pharmaceuticals	6.3%
Health Care — Products	5.6%
Diversified Financial	5.5%
Software	5.5%
Computers	4.8%
Oil & Gas	4.7%
Commercial Services	4.7%
Manufacturing	4.4%
Banks	3.5%
Chemicals	3.5%
Semiconductors	3.4%
Biotechnology	3.0%
Aerospace & Defense	2.4%
Health Care — Services	2.3%
Engineering & Construction	1.9%
Media	1.7%
Mining	1.6%
Lodging	1.3%
Toys, Games & Hobbies	1.0%
Cosmetics & Personal Care	0.8%
Advertising	0.7%
Beverages	0.6%
Machinery — Construction & Mining	0.4%
Electronics	0.4%
Transportation	0.3%
Entertainment	0.3%
Distribution & Wholesale	0.2%
Insurance	0.1%
Foods	0.1%
Iron & Steel	0.1%
Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%
100.0%

MML Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/08
Google, Inc. Class A	3.4%
Schlumberger Ltd.	3.4%
Apple, Inc.	2.9%
Danaher Corp.	2.7%
Microsoft Corp.	2.4%
Smith International, Inc.	2.3%
CVS Caremark Corp.	2.3%
Gilead Sciences, Inc.	2.1%
Amazon.com, Inc.	2.1%
State Street Corp.	1.9%

5

MML Series Investment Fund – Portfolio Summary (Continued)

What is the investment objective of the MML NASDAQ-100® Fund – and who is the Fund's sub-adviser?  On November 30, 2007, MML OTC 100 Fund's name changed to MML NASDAQ-100® Fund. The MML NASDAQ-100 Fund seeks to approximate, as closely as practicable (before fees and expenses), the total return of the NASDAQ-100 Index®. The Fund's sub-adviser is Northern Trust Investments, N.A. (Northern).

  NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, "NASDAQ") and are licensed for use by the Fund. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

MML NASDAQ-100 Fund Industry Table (% of Net Assets) on 6/30/08
Computers	20.3%
Software	14.5%
Internet	12.6%
Telecommunications	11.0%
Semiconductors	8.5%
Pharmaceuticals	6.8%
Biotechnology	6.2%
Media	4.3%
Retail	4.2%
Health Care — Products	1.3%
Commercial Services	1.3%
Transportation	1.1%
Auto Manufacturers	1.1%
Electronics	1.1%
Engineering & Construction	0.7%
Lodging	0.6%
Machinery — Construction & Mining	0.5%
Iron & Steel	0.5%
Chemicals	0.4%
Distribution & Wholesale	0.4%
Advertising	0.4%
Textiles	0.3%
Environmental Controls	0.3%
Airlines	0.2%
Foods	0.2%
Beverages	0.2%
Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%
100.0%

MML NASDAQ-100 Fund Largest Holdings (% of Net Assets) on 6/30/08
Apple, Inc.	13.0%
Microsoft Corp.	5.6%
Qualcomm, Inc.	5.4%
Google, Inc. Class A	4.8%
Research In Motion Ltd.	4.2%
Cisco Systems, Inc.	3.1%
Gilead Sciences, Inc.	3.1%
Oracle Corp.	2.9%
Intel Corp.	2.8%
Teva Pharmaceutical Industries Ltd. Sponsored ADR	1.8%

6

MML Series Investment Fund – Portfolio Summary (Continued)

What is the investment objective of the MML Small Cap Growth Equity Fund – and who are the Fund's sub-advisers?  The Fund seeks long-term capital appreciation by investing primarily in common stocks and equity securities of smaller companies that the Fund's sub-advisers believe offer potential for long-term growth. The Fund's sub-advisers are Wellington Management Company, LLP (Wellington Management) and Waddell & Reed Investment Management Company (Waddell & Reed). Each sub-adviser is responsible for a portion of the portfolio, but not necessarily equal weighted.

MML Small Cap Growth Equity Fund Industry Table (% of Net Assets) on 6/30/08
Software	10.8%
Commercial Services	7.0%
Internet	6.3%
Oil & Gas	6.2%
Transportation	6.1%
Retail	4.4%
Health Care — Services	3.2%
Equity Fund	3.2%
Computers	2.8%
Semiconductors	2.8%
Entertainment	2.6%
Distribution & Wholesale	2.4%
Chemicals	2.2%
Health Care — Products	2.2%
Telecommunications	2.1%
Diversified Financial	2.0%
Machinery — Construction & Mining	2.0%
Media	1.8%
Oil & Gas Services	1.7%
Biotechnology	1.7%
Engineering & Construction	1.6%
Insurance	1.5%
Cosmetics & Personal Care	1.5%
Pharmaceuticals	1.4%
Lodging	1.2%
Real Estate Investment Trusts (REITS)	1.2%
Coal	1.0%
Home Furnishing	1.0%
Banks	0.9%
Aerospace & Defense	0.9%
Gas	0.7%
Automotive & Parts	0.7%
Manufacturing	0.6%
Environmental Controls	0.6%
Water	0.5%
Mining	0.4%
Energy — Alternate Sources	0.4%
Electronics	0.4%

Packaging & Containers	0.4%
Foods	0.3%
Metal Fabricate & Hardware	0.3%
Real Estate	0.3%
Toys, Games & Hobbies	0.3%
Holding Company — Diversified	0.2%
Advertising	0.2%
Apparel	0.2%
Machinery — Diversified	0.2%
Hand & Machine Tools	0.2%
Airlines	0.1%
Household Products	0.1%
Storage & Warehousing	0.0%
Total Long-Term Investments	92.8%
Short-Term Investments and Other Assets and Liabilities	7.2%
100.0%

MML Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/08
Kansas City Southern	2.9%
Bill Barrett Corp.	2.3%
J.B. Hunt Transport Services, Inc.	2.0%
FactSet Research Systems, Inc.	1.8%
Blackboard, Inc.	1.8%
MICROS Systems, Inc.	1.6%
Bucyrus International, Inc. Class A	1.6%
Blackbaud, Inc.	1.5%
LKQ Corp.	1.4%
Chicago Bridge & Iron Co. NV	1.4%

7

MML Series Investment Fund – Portfolio Summary (Continued)

What is the investment objective of the MML Emerging Growth Fund – and who are the Fund's sub-advisers?  The Fund seeks capital appreciation by investing primarily in smaller, rapidly growing emerging growth companies, which may include companies growing earnings per share and/or revenues at above-average rates. The Fund's sub-advisers are Delaware Management Company (DMC) and Insight Capital Research & Management, Inc. (Insight Capital). Each sub-adviser is responsible for a portion of the portfolio, but not necessarily equal weighted.

MML Emerging Growth Fund Industry Table (% of Net Assets) on 6/30/08
Coal	10.9%
Oil & Gas	9.1%
Internet	7.5%
Commercial Services	5.9%
Electrical Components & Equipment	5.2%
Retail	5.1%
Energy — Alternate Sources	4.4%
Pharmaceuticals	4.3%
Machinery — Diversified	4.2%
Biotechnology	3.6%
Iron & Steel	3.6%
Software	3.6%
Oil & Gas Services	2.9%
Computers	2.4%
Beverages	2.3%
Transportation	2.1%
Mining	2.0%
Environmental Controls	1.9%
Health Care — Products	1.5%
Apparel	1.4%
Insurance	1.4%
Agriculture	1.3%
Health Care — Services	1.3%
Semiconductors	1.3%
Manufacturing	1.0%
Metal Fabricate & Hardware	1.0%
Engineering & Construction	0.8%
Automotive & Parts	0.8%
Telecommunications	0.6%
Hand & Machine Tools	0.5%
Leisure Time	0.4%
Distribution & Wholesale	0.4%
Banks	0.3%
Media	0.2%
Diversified Financial	0.1%
Total Long-Term Investments	95.3%
Short-Term Investments and Other Assets and Liabilities	4.7%
100.0%

MML Emerging Growth Fund Largest Holdings (% of Net Assets) on 6/30/08
Walter Industries, Inc.	4.7%
Alpha Natural Resources, Inc.	3.6%
Energy Conversion Devices, Inc.	2.8%
FTI Consulting, Inc.	2.4%
Central European Distribution Corp.	2.3%
BPZ Resources, Inc.	2.2%
Priceline.com, Inc.	2.1%
Compass Minerals International, Inc.	2.0%
Schnitzer Steel Industries, Inc. Class A	2.0%
Illumina, Inc.	1.9%

8

MML Large Cap Value Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.6%
COMMON STOCK — 95.6%
Agriculture — 3.7%
Altria Group, Inc.	136,500	$2,806,440
Philip Morris International, Inc.	136,500	6,741,735
		9,548,175
Banks — 4.1%
The Bank of New York Mellon Corp.	86,600	3,276,078
State Street Corp.	8,100	518,319
The Toronto-Dominion Bank	16,402	1,021,352
Wachovia Corp.	91,879	1,426,881
Wells Fargo & Co.	182,000	4,322,500
		10,565,130
Beverages — 2.1%
Diageo PLC Sponsored ADR (United Kingdom)	39,500	2,917,865
Heineken Holding NV Class A	54,150	2,474,877
		5,392,742
Building Materials — 0.7%
Martin Marietta Materials, Inc.	17,700	1,833,543
Coal — 0.5%
China Coal Energy Co.	806,700	1,407,653
Commercial Services — 3.5%
Cosco Pacific Ltd.	270,600	442,984
H&R Block, Inc.	125,400	2,683,560
Iron Mountain, Inc.(a)	129,699	3,443,508
Moody's Corp.	56,200	1,935,528
Visa, Inc. Class A(a)	6,970	566,731
		9,072,311
Computers — 1.6%
Dell, Inc.(a)	102,900	2,251,452
Hewlett-Packard Co.	45,600	2,015,976
		4,267,428
Cosmetics & Personal Care — 1.4%
Avon Products, Inc.	22,500	810,450
The Procter & Gamble Co.	47,500	2,888,475
		3,698,925

	Number of Shares	Value
Diversified Financial — 9.9%
American Express Co.	233,300	$8,788,411
Ameriprise Financial, Inc.	40,780	1,658,522
Citigroup, Inc.	57,100	956,996
Discover Financial Services	12,400	163,308
E*Trade Financial Corp.(a)	16,400	51,496
JP Morgan Chase & Co.	242,916	8,334,448
Merrill Lynch & Co., Inc.	171,500	5,438,265
Morgan Stanley	8,300	299,381
		25,690,827
Electronics — 2.0%
Agilent Technologies, Inc.(a)	85,400	3,035,116
Garmin Ltd.	11,100	475,524
Tyco Electronics Ltd.	49,680	1,779,538
		5,290,178
Foods — 0.3%
The Hershey Co.	12,400	406,472
Whole Foods Market, Inc.	19,100	452,479
		858,951
Forest Products & Paper — 0.5%
Sino-Forest Corp.(a)	80,700	1,414,914
Health Care – Products — 1.4%
Covidien Ltd.	49,690	2,379,654
Johnson & Johnson	18,700	1,203,158
		3,582,812
Health Care – Services — 0.6%
UnitedHealth Group, Inc.	63,900	1,677,375
Holding Company – Diversified — 0.6%
China Merchants Holdings International Co. Ltd.	431,409	1,664,613
Housewares — 0.2%
Hunter Douglas NV	6,765	408,968
Insurance — 13.8%
Ambac Financial Group, Inc.	42,921	57,514
American International Group, Inc.	217,550	5,756,373
Aon Corp.	37,800	1,736,532
Berkshire Hathaway, Inc. Class A(a)	91	10,988,250
Loews Corp.	141,300	6,626,970
Markel Corp.(a)	495	181,665
MBIA, Inc.	21,200	93,068
Millea Holdings, Inc.	52,100	2,027,790

	Number of Shares	Value
Nipponkoa Insurance Co. Ltd.	23,600	$205,153
Principal Financial Group, Inc.	16,200	679,914
The Progressive Corp.	251,250	4,703,400
Sun Life Financial, Inc.	8,140	333,333
Transatlantic Holdings, Inc.	42,013	2,372,474
		35,762,436
Internet — 1.4%
Amazon.com, Inc.(a)	10,600	777,298
eBay, Inc.(a)	24,800	677,784
Google, Inc. Class A(a)	3,070	1,616,109
Liberty Media Holding Corp. Interactive Class A(a)	40,700	600,732
		3,671,923
Leisure Time — 0.9%
Harley-Davidson, Inc.	67,100	2,433,046
Manufacturing — 2.0%
General Electric Co.	117,700	3,141,413
Tyco International Ltd.	52,200	2,090,088
		5,231,501
Media — 4.6%
Comcast Corp. Special Class A	349,950	6,565,062
Liberty Media Corp. Capital Class A(a)	8,515	122,616
Liberty Media Corp. Entertainment Series A(a)	34,060	825,274
News Corp. Class A	230,350	3,464,464
WPP Group PLC Sponsored ADR (United Kingdom)	20,300	970,746
		11,948,162
Mining — 1.6%
BHP Billiton PLC	32,500	1,247,582
Rio Tinto PLC	11,600	1,421,436
Vulcan Materials Co.	22,700	1,357,006
		4,026,024
Oil & Gas — 19.2%
Canadian Natural Resources Ltd.	50,100	5,022,525
ConocoPhillips Co.	132,460	12,502,899
Devon Energy Corp.	92,000	11,054,720
EOG Resources, Inc.	78,400	10,286,080
Occidental Petroleum Corp.	121,530	10,920,686
		49,786,910

(Continued)

The accompanying notes are an integral part of the financial statements.

9

MML Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.2%
Transocean, Inc.(a)	20,479	$3,120,795
Packaging & Containers — 1.4%
Sealed Air Corp.	193,900	3,686,039
Pharmaceuticals — 1.5%
Cardinal Health, Inc.	37,800	1,949,724
Express Scripts, Inc.(a)	29,600	1,856,512
		3,806,236
Real Estate — 0.7%
Brookfield Asset Management, Inc. Class A	43,800	1,425,252
Hang Lung Properties Ltd.	67,000	297,315
		1,722,567
Retail — 8.4%
Bed Bath & Beyond, Inc.(a)	64,600	1,815,260
Carmax, Inc.(a)	87,470	1,241,199
Costco Wholesale Corp.	191,400	13,424,796
CVS Caremark Corp.	104,698	4,142,900
Lowe's Cos., Inc.	43,700	906,775
Sears Holdings Corp.(a)	2,700	198,882
		21,729,812
Semiconductors — 1.0%
Texas Instruments, Inc.	90,400	2,545,664
Software — 2.7%
Dun & Bradstreet Corp.	11,450	1,003,478
Microsoft Corp.	215,800	5,936,658
		6,940,136
Telecommunications — 1.2%
Cisco Systems, Inc.(a)	60,900	1,416,534
Sprint Nextel Corp.	161,700	1,536,150
Virgin Media, Inc.	4,997	68,009
		3,020,693
Transportation — 0.9%
Asciano Group	25,600	85,172
Kuehne & Nagel International AG	10,100	956,611
Toll Holdings Ltd.	36,449	210,425
United Parcel Service, Inc. Class B	18,200	1,118,754
		2,370,962
TOTAL COMMON STOCK (Cost $234,413,638)		248,177,451
TOTAL EQUITIES (Cost $234,413,638)		248,177,451
TOTAL LONG-TERM INVESTMENTS (Cost $234,413,638)		248,177,451

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.4%
Repurchase Agreement — 3.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$8,831,264	$8,831,264
TOTAL SHORT-TERM INVESTMENTS (Cost $8,831,264)		8,831,264
TOTAL INVESTMENTS — 99.0% (Cost $243,244,902)(c)		257,008,715
Other Assets/ (Liabilities) — 1.0%		2,554,084
NET ASSETS — 100.0%		$259,562,799

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $8,831,484. Collateralized by U.S. Government Agency obligations with a rate of 2.770%, maturity date of 8/15/36, and an aggregate market value, including accrued interest, of $9,009,880.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MML Equity Index Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%
COMMON STOCK — 99.8%
Advertising — 0.2%
Interpublic Group of Cos., Inc.(a)	13,919	$119,703
Omnicom Group, Inc.	9,912	444,851
		564,554
Aerospace & Defense — 2.2%
Boeing Co.	23,311	1,531,999
General Dynamics Corp.	12,414	1,045,259
Goodrich Corp.	3,839	182,199
L-3 Communications Holdings, Inc.	3,800	345,306
Lockheed Martin Corp.	10,440	1,030,010
Northrop Grumman Corp.	10,390	695,091
Raytheon Co.	13,188	742,221
Rockwell Collins, Inc.	5,068	243,061
United Technologies Corp.	30,122	1,858,527
		7,673,673
Agriculture — 1.8%
Altria Group, Inc.	65,054	1,337,510
Archer-Daniels-Midland Co.	19,961	673,684
Lorillard, Inc.(a)	5,446	376,645
Philip Morris International, Inc.	65,054	3,213,017
Reynolds American, Inc.	5,400	252,018
UST, Inc.	4,622	252,408
		6,105,282
Airlines — 0.1%
Southwest Airlines Co.	22,740	296,530
Apparel — 0.3%
Nike, Inc. Class B	11,762	701,133
VF Corp.	2,751	195,816
		896,949
Auto Manufacturers — 0.3%
Ford Motor Co.(a)	68,177	327,931
General Motors Corp.	17,730	203,895
Paccar, Inc.	11,435	478,326
		1,010,152
Automotive & Parts — 0.2%
The Goodyear Tire & Rubber Co.(a)	7,165	127,752
Johnson Controls, Inc.	18,050	517,674
		645,426

	Number of Shares	Value
Banks — 4.0%
Bank of America Corp.	138,955	$3,316,856
The Bank of New York Mellon Corp.	36,006	1,362,107
BB&T Corp.	16,683	379,872
Capital One Financial Corp.	11,634	442,208
Comerica, Inc.	4,869	124,792
Fifth Third Bancorp	16,522	168,194
First Horizon National Corp.	4,000	29,720
Huntington Bancshares, Inc.	11,334	65,397
KeyCorp	14,910	163,712
M&T Bank Corp.	2,400	169,296
Marshall & Ilsley Corp.	7,800	119,574
National City Corp.	21,698	103,499
Northern Trust Corp.	5,788	396,883
PNC Financial Services Group, Inc.	10,649	608,058
Regions Financial Corp.	21,589	235,536
State Street Corp.	13,122	839,677
SunTrust Banks, Inc.	10,890	394,436
U.S. Bancorp	53,432	1,490,218
Wachovia Corp.	67,151	1,042,855
Wells Fargo & Co.	101,758	2,416,753
Zions Bancorp	3,293	103,697
		13,973,340
Beverages — 2.5%
Anheuser-Busch Cos., Inc.	22,087	1,372,044
Brown-Forman Corp. Class B	2,480	187,414
The Coca-Cola Co.	62,191	3,232,688
Coca-Cola Enterprises, Inc.	8,574	148,330
Constellation Brands, Inc. Class A(a)	6,000	119,160
Molson Coors Brewing Co. Class B	4,678	254,156
The Pepsi Bottling Group, Inc.	4,038	112,741
PepsiCo, Inc.	49,208	3,129,137
		8,555,670
Biotechnology — 1.1%
Amgen, Inc.(a)	33,569	1,583,114
Biogen Idec, Inc.(a)	9,037	505,078
Celgene Corp.(a)	13,478	860,840
Genzyme Corp.(a)	8,300	597,766
Millipore Corp.(a)	1,715	116,380
		3,663,178
Building Materials — 0.1%
Masco Corp.	11,667	183,522

	Number of Shares	Value
Chemicals — 2.1%
Air Products & Chemicals, Inc.	6,558	$648,324
Ashland, Inc.	1,703	82,085
The Dow Chemical Co.	28,868	1,007,782
Du Pont (E.I.) de Nemours & Co.	27,904	1,196,802
Eastman Chemical Co.	2,300	158,378
Ecolab, Inc.	5,416	232,834
Hercules, Inc.	3,606	61,049
International Flavors & Fragrances, Inc.	2,546	99,447
Monsanto Co.	17,070	2,158,331
PPG Industries, Inc.	5,089	291,956
Praxair, Inc.	9,664	910,735
Rohm & Haas Co.	3,940	182,974
The Sherwin-Williams Co.	3,029	139,122
Sigma-Aldrich Corp.	4,068	219,102
		7,388,921
Coal — 0.5%
CONSOL Energy, Inc.	5,700	640,509
Massey Energy Co.	2,500	234,375
Peabody Energy Corp.	8,300	730,815
		1,605,699
Commercial Services — 1.0%
Apollo Group, Inc. Class A(a)	4,288	189,787
Automatic Data Processing, Inc.	16,104	674,758
Convergys Corp.(a)	4,216	62,650
Donnelley (R.R.) & Sons Co.	6,522	193,638
Equifax, Inc.	4,159	139,826
H&R Block, Inc.	10,048	215,027
McKesson Corp.	8,587	480,099
Monster Worldwide, Inc.(a)	4,176	86,067
Moody's Corp.	6,392	220,140
Paychex, Inc.	10,097	315,834
Robert Half International, Inc.	4,980	119,371
Total System Services, Inc.	5,714	126,965
Western Union Co.	22,933	566,904
		3,391,066
Computers — 5.0%
Affiliated Computer Services, Inc. Class A(a)	3,100	165,819
Apple, Inc.(a)	27,252	4,563,075
Cognizant Technology Solutions Corp. Class A(a)	8,800	286,088
Computer Sciences Corp.(a)	4,687	219,539

(Continued)

The accompanying notes are an integral part of the financial statements.

11

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dell, Inc.(a)	62,647	$1,370,716
Electronic Data Systems Corp.	15,571	383,670
EMC Corp.(a)	64,132	942,099
Hewlett-Packard Co.	76,115	3,365,044
International Business Machines Corp.	42,565	5,045,230
Lexmark International, Inc. Class A(a)	2,997	100,190
NetApp, Inc.(a)	10,720	232,195
SanDisk Corp.(a)	7,236	135,313
Sun Microsystems, Inc.(a)	24,802	269,846
Teradata Corp.(a)	5,600	129,584
Unisys Corp.(a)	10,615	41,929
		17,250,337
Cosmetics & Personal Care — 2.2%
Avon Products, Inc.	13,156	473,879
Colgate-Palmolive Co.	15,777	1,090,191
The Estee Lauder Cos., Inc. Class A	3,600	167,220
The Procter & Gamble Co.	94,686	5,757,855
		7,489,145
Distribution & Wholesale — 0.1%
Genuine Parts Co.	5,129	203,519
W.W. Grainger, Inc.	2,079	170,062
		373,581
Diversified Financial — 5.1%
American Express Co.	35,708	1,345,120
Ameriprise Financial, Inc.	7,021	285,544
The Charles Schwab Corp.	28,795	591,449
CIT Group, Inc.	8,800	59,928
Citigroup, Inc.	169,490	2,840,652
CME Group, Inc.	1,630	624,600
Countrywide Financial Corp.	20,002	85,009
Discover Financial Services	14,995	197,484
E*Trade Financial Corp.(a)	13,200	41,448
Fannie Mae	33,376	651,166
Federated Investors, Inc. Class B	2,700	92,934
Franklin Resources, Inc.	4,828	442,486
Freddie Mac	20,386	334,330
The Goldman Sachs Group, Inc.	12,213	2,136,054
IntercontinentalExchange, Inc.(a)	2,200	250,800
Janus Capital Group, Inc.	4,750	125,733
JP Morgan Chase & Co.	107,642	3,693,197
Legg Mason, Inc.	4,085	177,983
Lehman Brothers Holdings, Inc.	21,244	420,844
Merrill Lynch & Co., Inc.	30,869	978,856

	Number of Shares	Value
Morgan Stanley	34,291	$1,236,876
NYSE Euronext	8,300	420,478
SLM Corp.(a)	14,542	281,388
T. Rowe Price Group, Inc.	8,200	463,054
		17,777,413
Electric — 3.7%
The AES Corp.(a)	20,549	394,746
Allegheny Energy, Inc.	5,120	256,563
Ameren Corp.	6,381	269,470
American Electric Power Co., Inc.	12,357	497,122
CenterPoint Energy, Inc.	10,263	164,721
CMS Energy Corp.	7,038	104,866
Consolidated Edison, Inc.	7,850	306,857
Constellation Energy Group, Inc.	5,525	453,603
Dominion Resources, Inc.	17,892	849,691
DTE Energy Co.	5,137	218,014
Duke Energy Corp.	38,973	677,351
Dynegy, Inc. Class A(a)	15,809	135,167
Edison International	10,030	515,341
Entergy Corp.	5,960	718,061
Exelon Corp.	20,636	1,856,415
FirstEnergy Corp.	9,757	803,294
FPL Group, Inc.	12,672	831,030
Integrys Energy Group, Inc.	2,300	116,909
Pepco Holdings, Inc.	6,100	156,465
PG&E Corp.	10,821	429,485
Pinnacle West Capital Corp.	3,300	101,541
PPL Corp.	11,578	605,182
Progress Energy, Inc.	7,872	329,286
Public Service Enterprise Group, Inc.	15,796	725,510
Southern Co.	23,887	834,134
TECO Energy, Inc.	6,461	138,847
Xcel Energy, Inc.	12,772	256,334
		12,746,005
Electrical Components & Equipment — 0.4%
Emerson Electric Co.	24,314	1,202,327
Molex, Inc.	4,390	107,160
		1,309,487
Electronics — 0.6%
Agilent Technologies, Inc.(a)	11,183	397,444
Applera Corp. Applied Biosystems Group	5,338	178,716
Jabil Circuit, Inc.	5,778	94,817
PerkinElmer, Inc.	3,708	103,268

	Number of Shares	Value
Thermo Fisher Scientific, Inc.(a)	13,054	$727,499
Tyco Electronics Ltd.	15,068	539,736
Waters Corp.(a)	3,100	199,950
		2,241,430
Engineering & Construction — 0.2%
Fluor Corp.(a)	2,727	507,440
Jacobs Engineering Group, Inc.(a)	3,800	306,660
		814,100
Entertainment — 0.1%
International Game Technology	9,574	239,159
Environmental Controls — 0.2%
Allied Waste Industries, Inc.(a)	10,860	137,053
Waste Management, Inc.	15,353	578,962
		716,015
Foods — 1.9%
Campbell Soup Co.	6,802	227,595
ConAgra Foods, Inc.	15,072	290,588
Dean Foods Co.(a)	4,200	82,404
General Mills, Inc.	10,408	632,494
Heinz (H.J.) Co.	9,822	469,983
The Hershey Co.	5,244	171,898
Kellogg Co.	7,764	372,827
Kraft Foods, Inc. Class A	47,030	1,338,004
The Kroger Co.	20,518	592,355
McCormick & Co., Inc.	4,100	146,206
Safeway, Inc.	13,760	392,848
Sara Lee Corp.	21,965	269,071
SuperValu, Inc.	6,595	203,720
Sysco Corp.	18,630	512,511
Tyson Foods, Inc. Class A	7,800	116,532
Whole Foods Market, Inc.	4,400	104,236
Wrigley (Wm.) Jr. Co.	6,667	518,559
		6,441,831
Forest Products & Paper — 0.3%
International Paper Co.	13,220	308,026
MeadWestvaco Corp.	5,401	128,760
Plum Creek Timber Co., Inc.	5,300	226,363
Weyerhaeuser Co.	6,510	332,921
		996,070
Gas — 0.2%
Nicor, Inc.	1,489	63,416
NiSource, Inc.	8,446	151,352
Sempra Energy	7,717	435,625
		650,393

(Continued)

The accompanying notes are an integral part of the financial statements.

12

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.1%
The Black & Decker Corp.	1,950	$112,144
Snap-on, Inc.	1,853	96,375
The Stanley Works	2,305	103,333
		311,852
Health Care – Products — 3.7%
Baxter International, Inc.	19,492	1,246,318
Becton, Dickinson & Co.	7,548	613,652
Boston Scientific Corp.(a)	40,872	502,317
C.R. Bard, Inc.	3,120	274,404
Covidien Ltd.	15,468	740,763
Intuitive Surgical, Inc.(a)	1,200	323,280
Johnson & Johnson	87,496	5,629,493
Medtronic, Inc.	34,681	1,794,742
St. Jude Medical, Inc.(a)	10,644	435,127
Stryker Corp.	7,400	465,312
Varian Medical Systems, Inc.(a)	3,900	202,215
Zimmer Holdings, Inc.(a)	7,122	484,652
		12,712,275
Health Care – Services — 1.0%
Aetna, Inc.	15,044	609,733
Cigna Corp.	8,720	308,601
Coventry Health Care, Inc.(a)	4,685	142,518
Humana, Inc.(a)	5,203	206,923
Laboratory Corp. of America Holdings(a)	3,500	243,705
Quest Diagnostics, Inc.	4,928	238,860
Tenet Healthcare Corp.(a)	15,359	85,396
UnitedHealth Group, Inc.	38,080	999,600
WellPoint, Inc.(a)	16,353	779,384
		3,614,720
Holding Company – Diversified — 0.1%
Leucadia National Corp.	5,100	239,394
Home Builders — 0.1%
Centex Corp.	3,846	51,421
D.R. Horton, Inc.	9,200	99,820
KB Home	2,442	41,343
Lennar Corp. Class A	4,300	53,062
Pulte Homes, Inc.	6,744	64,945
		310,591
Home Furnishing — 0.1%
Harman International Industries, Inc.	1,800	74,502
Whirlpool Corp.	2,442	150,745
		225,247
Household Products — 0.4%
Avery Dennison Corp.	2,928	128,627
The Clorox Co.	4,370	228,114

	Number of Shares	Value
Fortune Brands, Inc.	4,780	$298,320
Kimberly-Clark Corp.	13,041	779,591
		1,434,652
Housewares — 0.0%
Newell Rubbermaid, Inc.	8,735	146,661
Insurance — 3.5%
ACE Ltd.	10,200	561,918
AFLAC, Inc.	14,720	924,416
Allstate Corp.	17,104	779,771
American International Group, Inc.	83,332	2,204,965
Aon Corp.	9,246	424,761
Assurant, Inc.	3,000	197,880
Chubb Corp.	11,446	560,968
Cincinnati Financial Corp.	5,182	131,623
Genworth Financial, Inc. Class A	13,400	238,654
The Hartford Financial Services Group, Inc.	9,558	617,160
Lincoln National Corp.	8,180	370,718
Loews Corp.	11,210	525,749
Marsh & McLennan Cos., Inc.	15,842	420,605
MBIA, Inc.	6,275	27,547
Metlife, Inc.	22,032	1,162,629
MGIC Investment Corp.	2,589	15,819
Principal Financial Group, Inc.	8,136	341,468
The Progressive Corp.	21,092	394,842
Prudential Financial, Inc.	13,500	806,490
Safeco Corp.	2,759	185,294
Torchmark Corp.	2,826	165,745
The Travelers Cos., Inc.	19,163	831,674
Unum Group	10,570	216,157
XL Capital Ltd. Class A	5,727	117,747
		12,224,600
Internet — 2.1%
Akamai Technologies, Inc.(a)	5,200	180,908
Amazon.com, Inc.(a)	9,533	699,055
eBay, Inc.(a)	34,423	940,781
Expedia, Inc.(a)	6,465	118,827
Google, Inc. Class A(a)	7,226	3,803,911
IAC/InterActiveCorp(a)	5,900	113,752
Symantec Corp.(a)	26,089	504,822
VeriSign, Inc.(a)	6,000	226,800
Yahoo!, Inc.(a)	42,316	874,248
		7,463,104
Investment Companies — 0.0%
American Capital Strategies Ltd.	5,500	130,735

	Number of Shares	Value
Iron & Steel — 0.5%
AK Steel Holding Corp.	3,500	$241,500
Allegheny Technologies, Inc.	3,044	180,449
Nucor Corp.	9,736	726,987
United States Steel Corp.	3,754	693,664
		1,842,600
Leisure Time — 0.2%
Carnival Corp.	13,585	447,761
Harley-Davidson, Inc.	7,422	269,122
		716,883
Lodging — 0.2%
Marriott International, Inc. Class A	9,428	247,391
Starwood Hotels & Resorts Worldwide, Inc.	5,940	238,016
Wyndham Worldwide Corp.	5,488	98,290
		583,697
Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	19,004	1,402,875
Terex Corp.(a)	3,200	164,384
		1,567,259
Machinery – Diversified — 0.5%
Cummins, Inc.	6,356	416,445
Deere & Co.	13,386	965,532
The Manitowoc Co., Inc.	3,900	126,867
Rockwell Automation, Inc.	4,668	204,132
		1,712,976
Manufacturing — 4.4%
3M Co.	21,872	1,522,072
Cooper Industries Ltd. Class A	5,528	218,356
Danaher Corp.	7,710	595,983
Dover Corp.	5,935	287,076
Eastman Kodak Co.	8,960	129,293
Eaton Corp.	5,133	436,151
General Electric Co.	308,335	8,229,461
Honeywell International, Inc.	23,090	1,160,965
Illinois Tool Works, Inc.	12,338	586,178
Ingersoll-Rand Co. Ltd. Class A	9,685	362,510
ITT Corp.	5,674	359,334
Leggett & Platt, Inc.	5,150	86,365
Pall Corp.	3,692	146,499
Parker Hannifin Corp.	5,221	372,362
Textron, Inc.	7,664	367,336
Tyco International Ltd.	15,068	603,323
		15,463,264

(Continued)

The accompanying notes are an integral part of the financial statements.

13

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 2.7%
CBS Corp. Class B	21,014	$409,563
Clear Channel Communications, Inc.	15,449	543,805
Comcast Corp. Class A	92,977	1,763,774
The DIRECTV Group, Inc.(a)	22,500	582,975
Gannett Co., Inc.	7,370	159,708
The McGraw-Hill Cos., Inc.	10,060	403,607
Meredith Corp.	1,144	32,364
New York Times Co. Class A	4,765	73,333
News Corp. Class A	71,000	1,067,840
The Scripps (E.W.) Co. Class A	2,700	112,158
Time Warner, Inc.	110,408	1,634,038
Viacom, Inc. Class B(a)	19,614	599,012
The Walt Disney Co.	59,232	1,848,038
Washington Post Co. Class B	182	106,816
		9,337,031
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	4,300	414,391
Mining — 0.9%
Alcoa, Inc.	25,188	897,197
Freeport-McMoRan Copper & Gold, Inc.	11,833	1,386,709
Newmont Mining Corp.	13,909	725,493
Titanium Metals Corp.	2,800	39,172
Vulcan Materials Co.	3,410	203,850
		3,252,421
Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	6,502	221,718
Xerox Corp.	28,314	383,938
		605,656
Oil & Gas — 12.1%
Anadarko Petroleum Corp.	14,244	1,066,021
Apache Corp.	10,300	1,431,700
Cabot Oil & Gas Corp.	3,000	203,190
Chesapeake Energy Corp.	14,959	986,696
Chevron Corp.	64,066	6,350,862
ConocoPhillips Co.	48,190	4,548,654
Devon Energy Corp.	14,070	1,690,651
ENSCO International, Inc.	4,500	363,330
EOG Resources, Inc.	7,600	997,120
Exxon Mobil Corp.	163,836	14,438,867
Hess Corp.	8,717	1,099,998
Marathon Oil Corp.	21,880	1,134,916
Murphy Oil Corp.	5,800	568,690
Nabors Industries Ltd.(a)	8,630	424,855
Noble Corp.	8,280	537,869
Noble Energy, Inc.	5,300	532,968

	Number of Shares	Value
Occidental Petroleum Corp.	25,508	$2,292,149
Questar Corp.	5,200	369,408
Range Resources Corp.	4,900	321,146
Rowan Cos., Inc.	3,521	164,607
Southwestern Energy Co.(a)	10,800	514,188
Sunoco, Inc.	3,786	154,052
Tesoro Corp.	4,300	85,011
Valero Energy Corp.	16,400	675,352
XTO Energy, Inc.	15,873	1,087,459
		42,039,759
Oil & Gas Services — 3.2%
Baker Hughes, Inc.	9,598	838,289
BJ Services Co.	9,100	290,654
Cameron International Corp.(a)	6,800	376,380
Halliburton Co.	27,013	1,433,580
National Oilwell Varco, Inc.(a)	12,700	1,126,744
Schlumberger Ltd.	37,278	4,004,775
Smith International, Inc.	6,200	515,468
Transocean, Inc.(a)	9,999	1,523,748
Weatherford International Ltd.(a)	20,876	1,035,241
		11,144,879
Packaging & Containers — 0.1%
Ball Corp.	3,120	148,949
Bemis Co., Inc.	3,066	68,740
Pactiv Corp.(a)	4,159	88,295
Sealed Air Corp.	5,282	100,411
		406,395
Pharmaceuticals — 5.6%
Abbott Laboratories	48,098	2,547,751
Allergan, Inc.	9,532	496,141
AmerisourceBergen Corp.	5,052	202,029
Barr Pharmaceuticals, Inc.(a)	3,300	148,764
Bristol-Myers Squibb Co.	61,142	1,255,245
Cardinal Health, Inc.	11,069	570,939
Eli Lilly & Co.	30,595	1,412,265
Express Scripts, Inc.(a)	7,866	493,356
Forest Laboratories, Inc.(a)	9,480	329,335
Gilead Sciences, Inc.(a)	28,888	1,529,620
Hospira, Inc.(a)	4,839	194,092
King Pharmaceuticals, Inc.(a)	7,567	79,226
Medco Health Solutions, Inc.(a)	15,740	742,928
Merck & Co., Inc.	66,515	2,506,950
Mylan, Inc.(a)	8,624	104,092
Patterson Cos., Inc.(a)	4,000	117,560
Pfizer, Inc.	210,341	3,674,657

	Number of Shares	Value
Schering-Plough Corp.	50,288	$990,171
Watson Pharmaceuticals, Inc.(a)	3,370	91,563
Wyeth	41,256	1,978,638
		19,465,322
Pipelines — 0.5%
El Paso Corp.	21,646	470,584
Spectra Energy Corp.	19,486	560,028
The Williams Cos., Inc.	18,218	734,367
		1,764,979
Real Estate — 0.0%
CB Richard Ellis Group, Inc. Class A(a)	5,600	107,520
Real Estate Investment Trusts (REITS) — 1.1%
Apartment Investment & Management Co. Class A	2,940	100,136
AvalonBay Communities, Inc.	2,300	205,068
Boston Properties, Inc.	3,600	324,792
Developers Diversified Realty Corp.	3,700	128,427
Equity Residential	8,400	321,468
General Growth Properties, Inc.	8,100	283,743
HCP, Inc.	7,600	241,756
Host Hotels & Resorts, Inc.	16,300	222,495
Kimco Realty Corp.	7,500	258,900
Prologis	7,800	423,930
Public Storage	3,820	308,618
Simon Property Group, Inc.	6,900	620,241
Vornado Realty Trust	4,200	369,600
		3,809,174
Retail — 5.4%
Abercrombie & Fitch Co. Class A	2,700	169,236
AutoNation, Inc.(a)	4,268	42,765
AutoZone, Inc.(a)	1,354	163,848
Bed Bath & Beyond, Inc.(a)	8,250	231,825
Best Buy Co., Inc.	10,895	431,442
Big Lots, Inc.(a)	2,474	77,288
Coach, Inc.(a)	10,600	306,128
Costco Wholesale Corp.	13,442	942,822
CVS Caremark Corp.	44,183	1,748,321
Darden Restaurants, Inc.	4,392	140,280
Dillard's, Inc. Class A	2,101	24,309
Family Dollar Stores, Inc.	4,351	86,759
Gamestop Corp. Class A(a)	5,000	202,000
The Gap, Inc.	14,045	234,130
The Home Depot, Inc.	52,115	1,220,533
J.C. Penney Co., Inc.	6,909	250,728
Jones Apparel Group, Inc.	2,996	41,195

(Continued)

The accompanying notes are an integral part of the financial statements.

14

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kohl's Corp.(a)	9,523	$381,301
Limited Brands, Inc.	9,230	155,525
Liz Claiborne, Inc.	3,274	46,327
Lowe's Cos., Inc.	45,364	941,303
Macy's, Inc.	13,100	254,402
McDonald's Corp.	35,177	1,977,651
Nordstrom, Inc.	5,570	168,771
Office Depot, Inc.(a)	8,565	93,701
Polo Ralph Lauren Corp.	1,900	119,282
RadioShack Corp.	4,281	52,528
Sears Holdings Corp.(a)	2,208	162,641
Staples, Inc.	21,759	516,776
Starbucks Corp.(a)	22,498	354,119
Target Corp.	24,168	1,123,570
Tiffany & Co.	3,992	162,674
The TJX Cos., Inc.	13,176	414,649
Wal-Mart Stores, Inc.	72,134	4,053,931
Walgreen Co.	30,604	994,936
Wendy's International, Inc.	2,675	72,813
Yum! Brands, Inc.	14,696	515,683
		18,876,192
Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	15,600	260,208
Sovereign Bancorp, Inc.	14,855	109,333
Washington Mutual, Inc.	33,101	163,188
		532,729
Semiconductors — 2.6%
Advanced Micro Devices, Inc.(a)	18,360	107,039
Altera Corp.	9,620	199,134
Analog Devices, Inc.	9,170	291,331
Applied Materials, Inc.	41,806	798,076
Broadcom Corp. Class A(a)	13,847	377,885
Intel Corp.	177,687	3,816,717
KLA-Tencor Corp.	5,306	216,007
Linear Technology Corp.	7,030	228,967
LSI Corp.(a)	20,528	126,042
MEMC Electronic Materials, Inc.(a)	7,100	436,934
Microchip Technology, Inc.	5,900	180,186
Micron Technology, Inc.(a)	22,717	136,302
National Semiconductor Corp.	6,696	137,536
Novellus Systems, Inc.(a)	3,150	66,748
Nvidia Corp.(a)	17,200	321,984
QLogic Corp.(a)	4,300	62,737
Teradyne, Inc.(a)	5,460	60,442
Texas Instruments, Inc.	40,926	1,152,476
Xilinx, Inc.	8,911	225,003
		8,941,546

	Number of Shares	Value
Software — 3.6%
Adobe Systems, Inc.(a)	16,412	$646,469
Autodesk, Inc.(a)	6,980	235,994
BMC Software, Inc.(a)	6,065	218,340
CA, Inc.	12,229	282,367
Citrix Systems, Inc.(a)	5,592	164,461
Compuware Corp.(a)	8,078	77,064
Electronic Arts, Inc.(a)	9,900	439,857
Fidelity National Information Services, Inc.	5,100	188,241
Fiserv, Inc.(a)	5,121	232,340
IMS Health, Inc.	5,724	133,369
Intuit, Inc.(a)	10,120	279,008
Microsoft Corp.	247,608	6,811,696
Novell, Inc.(a)	11,076	65,238
Oracle Corp.(a)	122,861	2,580,081
		12,354,525
Telecommunications — 5.8%
American Tower Corp. Class A(a)	12,300	519,675
AT&T, Inc.	184,195	6,205,530
CenturyTel, Inc.	3,431	122,109
Ciena Corp.(a)	2,748	63,671
Cisco Systems, Inc.(a)	183,173	4,260,604
Citizens Communications Co.	10,101	114,545
Corning, Inc.	48,591	1,120,023
Embarq Corp.	4,727	223,445
JDS Uniphase Corp.(a)	7,098	80,633
Juniper Networks, Inc.(a)	16,300	361,534
Motorola, Inc.	70,109	514,600
Qualcomm, Inc.	49,760	2,207,851
Qwest Communications International, Inc.	47,758	187,689
Sprint Nextel Corp.	88,459	840,361
Tellabs, Inc.(a)	12,312	57,251
Verizon Communications, Inc.	88,616	3,137,006
Windstream Corp.	14,031	173,143
		20,189,670
Textiles — 0.0%
Cintas Corp.	4,290	113,728
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	4,291	153,274
Mattel, Inc.	11,289	193,268
		346,542
Transportation — 2.0%
Burlington Northern Santa Fe Corp.	9,093	908,300
C.H. Robinson Worldwide, Inc.	5,300	290,652
CSX Corp.	12,430	780,728

	Number of Shares	Value
Expeditors International Washington, Inc.	6,700	$288,100
FedEx Corp.	9,503	748,741
Norfolk Southern Corp.	11,589	726,283
Ryder System, Inc.	1,782	122,744
Union Pacific Corp.	16,134	1,218,117
United Parcel Service, Inc. Class B	31,600	1,942,452
		7,026,117
TOTAL COMMON STOCK (Cost $300,897,832)		346,428,014
TOTAL EQUITIES (Cost $300,897,832)		346,428,014
TOTAL LONG-TERM INVESTMENTS (Cost $300,897,832)		346,428,014
	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$425,517	$425,517
Discount Notes — 0.1%
U.S. Treasury Bill(c) 2.060% 12/04/08	345,000	341,920
TOTAL SHORT-TERM INVESTMENTS (Cost $767,437)		767,437
TOTAL INVESTMENTS — 100.0% (Cost $301,665,269)(d)		347,195,451
Other Assets/ (Liabilities) — 0.0%		1,682
NET ASSETS — 100.0%		$347,197,133

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Maturity value of $425,528. Collateralized by U.S. Government Agency obligations with a rate of 2.820%, maturity date of 1/15/36, and an aggregate market value, including accrued interest, of $437,419.

(c)  This security is held as collateral for open futures contracts. (Note 2).

(d)  See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MML Growth Equity Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%
COMMON STOCK — 99.7%
Advertising — 0.7%
Omnicom Group, Inc.	2,550	$114,445
Aerospace & Defense — 2.4%
General Dynamics Corp.	2,600	218,920
Lockheed Martin Corp.	1,150	113,459
Rockwell Collins, Inc.	950	45,562
United Technologies Corp.	250	15,425
		393,366
Banks — 3.5%
The Bank of New York Mellon Corp.	3,600	136,188
Northern Trust Corp.	1,900	130,283
State Street Corp.	4,700	300,753
		567,224
Beverages — 0.6%
The Coca-Cola Co.	100	5,198
PepsiCo, Inc.	1,350	85,847
		91,045
Biotechnology — 3.0%
Celgene Corp.(a)	3,450	220,351
Genentech, Inc.(a)	3,500	265,650
		486,001
Chemicals — 3.5%
Monsanto Co.	2,300	290,812
Potash Corp. of Saskatchewan	350	79,999
Praxair, Inc.	2,000	188,480
		559,291
Commercial Services — 4.7%
Accenture Ltd. Class A	3,550	144,556
Automatic Data Processing, Inc.	4,450	186,455
Mastercard, Inc. Class A	400	106,208
McKesson Corp.	2,000	111,820
Monster Worldwide, Inc.(a)	2,250	46,372
Visa, Inc. Class A(a)	1,300	105,703
Western Union Co.	2,600	64,272
		765,386
Computers — 4.8%
Apple, Inc.(a)	2,750	460,460
Dell, Inc.(a)	5,350	117,058
EMC Corp.(a)	5,850	85,936
Hewlett-Packard Co.	2,700	119,367
		782,821

	Number of Shares	Value
Cosmetics & Personal Care — 0.8%
The Procter & Gamble Co.	2,100	$127,701
Distribution & Wholesale — 0.2%
Fastenal Co.	900	38,844
Diversified Financial — 5.5%
American Express Co.	550	20,719
Ameriprise Financial, Inc.	1,800	73,206
BlackRock, Inc.	250	44,250
The Charles Schwab Corp.	4,000	82,160
CME Group, Inc.	250	95,798
Franklin Resources, Inc.	2,350	215,377
The Goldman Sachs Group, Inc.	1,200	209,880
IntercontinentalExchange, Inc.(a)	50	5,700
Merrill Lynch & Co., Inc.	1,200	38,052
Morgan Stanley	3,050	110,013
		895,155
Electronics — 0.4%
Thermo Fisher Scientific, Inc.(a)	550	30,652
Tyco Electronics Ltd.	900	32,238
		62,890
Engineering & Construction — 1.9%
Foster Wheeler Ltd.(a)	2,400	175,560
McDermott International, Inc.(a)	2,100	129,969
		305,529
Entertainment — 0.3%
International Game Technology	2,000	49,960
Foods — 0.1%
Sysco Corp.	350	9,629
Health Care – Products — 5.6%
Alcon, Inc.	750	122,093
Baxter International, Inc.	1,800	115,092
Becton, Dickinson & Co.	800	65,040
Covidien Ltd.	600	28,734
Intuitive Surgical, Inc.(a)	150	40,410
Medtronic, Inc.	4,350	225,112
St. Jude Medical, Inc.(a)	3,850	157,388
Stryker Corp.	2,400	150,912
		904,781
Health Care – Services — 2.3%
Aetna, Inc.	4,550	184,411
Humana, Inc.(a)	1,950	77,551

	Number of Shares	Value
Laboratory Corp. of America Holdings(a)	1,050	$73,112
WellPoint, Inc.(a)	650	30,979
		366,053
Insurance — 0.1%
Prudential Financial, Inc.	300	17,922
Internet — 7.4%
Amazon.com, Inc.(a)	4,550	333,651
eBay, Inc.(a)	4,300	117,519
Expedia, Inc.(a)	1,800	33,084
Google, Inc. Class A(a)	1,050	552,741
McAfee, Inc.(a)	1,950	66,359
Tencent Holdings Ltd.	2,200	16,891
VeriSign, Inc.(a)	2,250	85,050
		1,205,295
Iron & Steel — 0.1%
Nucor Corp.	100	7,467
Lodging — 1.3%
Las Vegas Sands Corp.(a)	1,800	85,392
Marriott International, Inc. Class A	3,400	89,216
MGM MIRAGE(a)	1,049	35,551
		210,159
Machinery – Construction & Mining — 0.4%
Joy Global, Inc.	900	68,247
Manufacturing — 4.4%
Danaher Corp.	5,550	429,015
General Electric Co.	5,100	136,119
Illinois Tool Works, Inc.	1,450	68,889
Tyco International Ltd.	1,900	76,076
		710,099
Media — 1.7%
Discovery Holding Co. Class A(a)	2,450	53,802
The McGraw-Hill Cos., Inc.	3,150	126,378
Rogers Communications, Inc. Class B	1,900	73,454
Shaw Communications, Inc. Class B	1,400	28,504
		282,138
Mining — 1.6%
Freeport-McMoRan Copper & Gold, Inc.	2,250	263,678
Oil & Gas — 4.7%
Chevron Corp.	600	59,478
EOG Resources, Inc.	850	111,520

(Continued)

The accompanying notes are an integral part of the financial statements.

16

MML Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Exxon Mobil Corp.	2,350	$207,105
Murphy Oil Corp.	1,650	161,783
Newfield Exploration Co.(a)	100	6,525
Petroleo Brasileiro SA Sponsored ADR (Brazil)	1,700	98,515
Suncor Energy, Inc.	200	11,624
Total SA Sponsored ADR (France)	1,300	110,851
		767,401
Oil & Gas Services — 6.8%
Baker Hughes, Inc.	2,100	183,414
Schlumberger Ltd.	5,100	547,893
Smith International, Inc.	4,500	374,130
		1,105,437
Pharmaceuticals — 6.3%
Allergan, Inc.	2,500	130,125
Cardinal Health, Inc.	100	5,158
Express Scripts, Inc.(a)	1,450	90,944
Gilead Sciences, Inc.(a)	6,400	338,880
Medco Health Solutions, Inc.(a)	3,300	155,760
Merck & Co., Inc.	950	35,805
Novartis AG	14	769
Roche Holding AG	556	99,882
Schering-Plough Corp.	1,750	34,457
Wyeth	2,550	122,298
		1,014,078
Retail — 6.6%
Bed Bath & Beyond, Inc.(a)	2,100	59,010
Coach, Inc.(a)	1,900	54,872
Costco Wholesale Corp.	1,350	94,689
CVS Caremark Corp.	9,200	364,044
Kohl's Corp.(a)	2,850	114,114
McDonald's Corp.	1,250	70,275
Wal-Mart Stores, Inc.	3,450	193,890
Yum! Brands, Inc.	3,400	119,306
		1,070,200
Semiconductors — 3.4%
Analog Devices, Inc.	1,950	61,951
Broadcom Corp. Class A(a)	1,650	45,029
Intel Corp.	5,450	117,066
Marvell Technology Group Ltd.(a)	10,750	189,845
Xilinx, Inc.	5,700	143,925
		557,816

	Number of Shares	Value
Software — 5.5%
Adobe Systems, Inc.(a)	2,100	$82,719
Autodesk, Inc.(a)	2,900	98,049
Electronic Arts, Inc.(a)	3,050	135,512
Fiserv, Inc.(a)	1,600	72,592
Intuit, Inc.(a)	1,500	41,355
Microsoft Corp.	13,850	381,013
Oracle Corp.(a)	3,850	80,850
		892,090
Telecommunications — 7.8%
America Movil SAB de CV Sponsored ADR (Mexico)	4,250	224,187
American Tower Corp. Class A(a)	5,500	232,375
AT&T, Inc.	2,200	74,118
Cisco Systems, Inc.(a)	8,350	194,221
Corning, Inc.	4,300	99,115
Juniper Networks, Inc.(a)	8,650	191,857
MetroPCS Communications, Inc.(a)	1,400	24,794
Nokia Oyj Sponsored ADR (Finland)	1,400	34,300
Qualcomm, Inc.	4,250	188,573
		1,263,540
Toys, Games & Hobbies — 1.0%
Nintendo Co. Ltd.	300	168,833
Transportation — 0.3%
Expeditors International Washington, Inc.	1,200	51,600
TOTAL COMMON STOCK (Cost $16,978,845)		16,176,121
TOTAL EQUITIES (Cost $16,978,845)		16,176,121
RIGHTS — 0.0%
Computers — 0.0%
Seagate Technology(a)(b)	11,100	-
TOTAL RIGHTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $16,978,845)		16,176,121

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(c)	$164,070	$164,070
TOTAL SHORT-TERM INVESTMENTS (Cost $164,070)		164,070
TOTAL INVESTMENTS — 100.7% (Cost $17,142,915)(d)		16,340,191
Other Assets/ (Liabilities) — (0.7)%		(114,625)
NET ASSETS — 100.0%		$16,225,566

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  This security is valued in good faith under procedures established by the Board of Trustees.

(c)  Maturity value of $164,074. Collateralized by U.S. Government Agency obligations with a rate of 2.758%, maturity date of 8/15/36, and an aggregate market value, including accrued interest, of $167,608.

(d)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MML NASDAQ-100 Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%
COMMON STOCK — 99.0%
Advertising — 0.4%
Focus Media Holding Ltd. ADR (Cayman Islands)(a)	605	$16,771
Lamar Advertising Co. Class A(a)	419	15,096
		31,867
Airlines — 0.2%
Ryanair Holdings PLC Sponsored ADR (Ireland)(a)	647	18,550
UAL Corp.	655	3,419
		21,969
Auto Manufacturers — 1.1%
Paccar, Inc.	2,285	95,582
Beverages — 0.2%
Hansen Natural Corp.(a)	523	15,073
Biotechnology — 6.2%
Amgen, Inc.(a)	2,821	133,039
Biogen Idec, Inc.(a)	1,779	99,428
Celgene Corp.(a)	2,398	153,160
Genzyme Corp.(a)	1,867	134,461
Vertex Pharmaceuticals, Inc.(a)	814	27,245
		547,333
Chemicals — 0.4%
Sigma-Aldrich Corp.	692	37,271
Commercial Services — 1.3%
Apollo Group, Inc. Class A(a)	943	41,737
Monster Worldwide, Inc.(a)	714	14,715
Paychex, Inc.	1,920	60,058
		116,510
Computers — 20.3%
Apple, Inc.(a)	6,853	1,147,466
Cadence Design Systems, Inc.(a)	1,519	15,342
Cognizant Technology Solutions Corp. Class A(a)	1,564	50,846
Dell, Inc.(a)	4,146	90,715

	Number of Shares	Value
Logitech International SA(a)	988	$26,478
NetApp, Inc.(a)	1,999	43,298
Research In Motion Ltd.(a)	3,150	368,235
SanDisk Corp.(a)	1,145	21,412
Sun Microsystems, Inc.(a)	1,907	20,748
		1,784,540
Distribution & Wholesale — 0.4%
Fastenal Co.	794	34,269
Electronics — 1.1%
Flextronics International Ltd.(a)	5,037	47,348
Garmin Ltd.	1,120	47,981
		95,329
Engineering & Construction — 0.7%
Foster Wheeler Ltd.(a)	838	61,300
Environmental Controls — 0.3%
Stericycle, Inc.(a)	512	26,470
Foods — 0.2%
Whole Foods Market, Inc.	762	18,052
Health Care – Products — 1.3%
Henry Schein, Inc.(a)	498	25,682
Hologic, Inc.(a)	1,517	33,070
Intuitive Surgical, Inc.(a)	215	57,921
		116,673
Internet — 12.6%
Akamai Technologies, Inc.(a)	891	30,998
Amazon.com, Inc.(a)	1,540	112,928
Baidu.com Sponsored ADR (Cayman Islands)(a)	148	46,318
Check Point Software Technologies Ltd.(a)	1,202	28,451
eBay, Inc.(a)	5,474	149,604
Expedia, Inc.(a)	1,562	28,710
Google, Inc. Class A(a)	809	425,874
IAC/InterActiveCorp(a)	1,604	30,925
Liberty Media Holding Corp. Interactive Class A(a)	3,039	44,856
Symantec Corp.(a)	4,925	95,299
VeriSign, Inc.(a)	1,033	39,047
Yahoo!, Inc.(a)	3,712	76,690
		1,109,700

	Number of Shares	Value
Iron & Steel — 0.5%
Steel Dynamics, Inc.	1,082	$42,274
Lodging — 0.6%
Wynn Resorts Ltd.	680	55,318
Machinery – Construction & Mining — 0.5%
Joy Global, Inc.	590	44,740
Media — 4.3%
Comcast Corp. Class A	7,949	150,792
The DIRECTV Group, Inc.(a)	4,652	120,533
Discovery Holding Co. Class A(a)	1,330	29,207
DISH Network Corp. Class A(a)	1,207	35,341
Liberty Global, Inc. Class A(a)	906	28,476
Sirius Satellite Radio, Inc.(a)	8,896	17,080
		381,429
Pharmaceuticals — 6.8%
Amylin Pharmaceuticals, Inc.(a)	749	19,017
Cephalon, Inc.(a)	363	24,208
DENTSPLY International, Inc.	797	29,330
Express Scripts, Inc.(a)	1,255	78,714
Gilead Sciences, Inc.(a)	5,065	268,192
Patterson Cos., Inc.(a)	691	20,308
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	3,497	160,163
		599,932
Retail — 4.2%
Bed Bath & Beyond, Inc.(a)	1,960	55,076
Costco Wholesale Corp.	1,274	89,358
PetSmart, Inc.	708	14,125
Sears Holdings Corp.(a)	771	56,792
Staples, Inc.	2,620	62,225
Starbucks Corp.(a)	5,610	88,301
		365,877
Semiconductors — 8.5%
Altera Corp.	2,351	48,666
Applied Materials, Inc.	3,895	74,356
Broadcom Corp. Class A(a)	2,271	61,976
Intel Corp.	11,251	241,671

(Continued)

The accompanying notes are an integral part of the financial statements.

18

MML NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
KLA-Tencor Corp.	1,148	$46,735
Lam Research Corp.(a)	717	25,920
Linear Technology Corp.	1,662	54,131
Marvell Technology Group Ltd.(a)	3,173	56,035
Microchip Technology, Inc.	858	26,203
Nvidia Corp.(a)	3,036	56,834
Xilinx, Inc.	2,069	52,242
		744,769
Software — 14.5%
Activision, Inc.(a)	1,461	49,776
Adobe Systems, Inc.(a)	2,939	115,767
Autodesk, Inc.(a)	1,304	44,088
CA, Inc.	2,700	62,343
Citrix Systems, Inc.(a)	1,225	36,027
Electronic Arts, Inc.(a)	1,777	78,952
Fiserv, Inc.(a)	1,145	51,949
Infosys Technologies Ltd. Sponsored ADR (India)	635	27,597
Intuit, Inc.(a)	2,297	63,329
Microsoft Corp.	17,839	490,751
Oracle Corp.(a)	11,991	251,811
		1,272,390
Telecommunications — 11.0%
Cisco Systems, Inc.(a)	11,766	273,677
Juniper Networks, Inc.(a)	1,915	42,475
Leap Wireless International, Inc.(a)	380	16,404
Level 3 Communications, Inc.(a)	8,572	25,287
Millicom International Cellular SA	582	60,237
NII Holdings, Inc. Class B(a)	908	43,121
Qualcomm, Inc.	10,859	481,814
Virgin Media, Inc.	1,990	27,084
		970,099
Textiles — 0.3%
Cintas Corp.	1,026	27,199
Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	943	51,714
Expeditors International Washington, Inc.	1,165	50,095
		101,809
TOTAL COMMON STOCK (Cost $7,457,412)		8,717,774
TOTAL EQUITIES (Cost $7,457,412)		8,717,774
TOTAL LONG-TERM INVESTMENTS (Cost $7,457,412)		8,717,774

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$121,391	$121,391
Discount Notes — 0.6%
U.S. Treasury Bill(c) 2.060% 12/04/08	50,000	49,554
TOTAL SHORT-TERM INVESTMENTS (Cost $170,945)		170,945
TOTAL INVESTMENTS — 101.0% (Cost $7,628,357)(d)		8,888,719
Other Assets/ (Liabilities) — (1.0%)		(87,536)
NET ASSETS — 100.0%		$8,801,183

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $121,394. Collateralized by U.S. Government Agency obligations with a rate of 2.821%, maturity date of 7/15/36, and an aggregate market value, including accrued interest, of $124,928.

(c)  This security is held as collateral for open futures contracts. (Note 2).

(d)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MML Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 89.6%
COMMON STOCK — 89.6%
Advertising — 0.2%
Focus Media Holding Ltd. ADR (Cayman Islands)(a)	17,430	$483,160
Aerospace & Defense — 0.9%
Aerovironment, Inc.(a)	31,100	845,298
Teledyne Technologies, Inc.(a)	24,490	1,194,867
		2,040,165
Airlines — 0.1%
Airtran Holdings, Inc.(a)	147,400	300,696
Apparel — 0.2%
Asics Corp.	39,000	424,761
Automotive & Parts — 0.7%
Tenneco, Inc.(a)	36,800	497,904
Titan International, Inc.	15,230	542,493
TRW Automotive Holdings Corp.(a)	23,400	432,198
		1,472,595
Banks — 0.9%
International Bancshares Corp.	11,050	236,139
MB Financial, Inc.	7,800	175,266
Oriental Financial Group, Inc.	11,300	161,138
PacWest Bancorp	10,500	156,240
UMB Financial Corp.	15,100	774,177
West Coast Bancorp	36,400	315,588
Westamerica Bancorporation	5,900	310,281
		2,128,829
Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc.(a)	1,200	87,000
Arena Pharmaceuticals, Inc.(a)	17,320	89,891
Celera Genomics Group - Applera Corp.(a)	73,350	833,256
Charles River Laboratories International, Inc.(a)	6,500	415,480
Cougar Biotechnology, Inc.(a)	20,870	497,332
Exelixis, Inc.(a)	39,600	198,000
Human Genome Sciences, Inc.(a)	105,800	551,218

	Number of Shares	Value
Incyte Corp.(a)	56,100	$426,921
Regeneron Pharmaceuticals, Inc.(a)	45,930	663,229
		3,762,327
Chemicals — 2.2%
FMC Corp.	12,504	968,310
Hercules, Inc.	60,600	1,025,958
Innophos Holdings, Inc.	12,170	388,832
Kingboard Chemical Holdings Ltd.	73,000	336,463
Minerals Technologies, Inc.	12,800	813,952
Quaker Chemical Corp.	10,760	286,862
Rockwood Holdings, Inc.(a)	4,610	160,428
Solutia, Inc.(a)	39,500	506,390
Terra Industries, Inc.	11,270	556,174
		5,043,369
Coal — 1.0%
Arch Coal, Inc.	7,810	585,984
Foundation Coal Holdings, Inc.	19,660	1,741,483
		2,327,467
Commercial Services — 7.0%
AerCap Holdings NV(a)	36,500	460,995
American Public Education, Inc.(a)	19,400	757,376
Bankrate, Inc.(a)	52,500	2,051,175
Bowne & Co., Inc.	48,800	622,200
Capella Education Co.(a)	18,000	1,073,700
CoStar Group, Inc.(a)	41,600	1,849,120
Hill International, Inc.(a)	21,920	360,365
Interactive Data Corp.	19,220	482,999
ITT Educational Services, Inc.(a)	15,000	1,239,450
Net 1 UEPS Technologies, Inc.(a)	15,680	381,024
Pharmaceutical Product Development, Inc.	25,080	1,075,932
Riskmetrics Group, Inc.(a)	72,900	1,431,756
Robert Half International, Inc.	30,000	719,100
Stewart Enterprises, Inc. Class A	117,600	846,720
TeleTech Holdings, Inc.(a)	19,450	388,222
Valassis Communications, Inc.(a)	26,350	329,902
VistaPrint Ltd.(a)	63,550	1,702,504
		15,772,540

	Number of Shares	Value
Computers — 2.8%
CACI International, Inc. Class A(a)	7,270	$332,748
MICROS Systems, Inc.(a)	121,200	3,695,388
Riverbed Technology, Inc.(a)	123,500	1,694,420
Smart Modular Technologies WWH, Inc.(a)	82,000	314,060
SYKES Enterprises, Inc.(a)	15,740	296,856
		6,333,472
Cosmetics & Personal Care — 1.5%
Alberto-Culver Co.	66,500	1,746,955
Bare Escentuals, Inc.(a)	86,600	1,622,018
		3,368,973
Distribution & Wholesale — 2.4%
Ingram Micro, Inc. Class A(a)	73,500	1,304,625
LKQ Corp.(a)	173,988	3,143,963
Owens & Minor, Inc.	12,300	561,987
Pool Corp.	18,200	323,232
		5,333,807
Diversified Financial — 2.0%
Advanta Corp. Class B	66,500	418,285
Equitable Group, Inc.	30,200	637,412
Financial Federal Corp.	75,987	1,668,675
JMP Group, Inc.	72,000	475,920
The NASDAQ OMX Group, Inc.(a)	21,500	570,825
Waddell & Reed Financial, Inc. Class A	22,200	777,222
		4,548,339
Electronics — 0.4%
Faro Technologies, Inc.(a)	5,400	135,918
FLIR Systems, Inc.(a)	17,420	706,729
		842,647
Energy – Alternate Sources — 0.4%
Covanta Holding Corp.(a)	32,800	875,432
Engineering & Construction — 1.6%
Aecom Technology Corp.(a)	17,530	570,251
Chicago Bridge & Iron Co. NV	78,450	3,123,879
		3,694,130

(Continued)

The accompanying notes are an integral part of the financial statements.

20

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment — 2.6%
Churchill Downs, Inc.	17,100	$596,277
DreamWorks Animation SKG, Inc. Class A(a)	42,700	1,272,887
Scientific Games Corp. Class A(a)	71,900	2,129,678
Vail Resorts, Inc.(a)	45,200	1,935,916
		5,934,758
Environmental Controls — 0.6%
American Ecology Corp.	12,810	378,279
Waste Connections, Inc.(a)	28,750	917,988
		1,296,267
Foods — 0.3%
Great Atlantic & Pacific Tea Co.(a)	8,700	198,534
Pilgrim's Pride Corp.	44,420	577,016
		775,550
Gas — 0.7%
Southern Union Co.	27,700	748,454
UGI Corp.	29,000	832,590
		1,581,044
Hand & Machine Tools — 0.2%
Snap-on, Inc.	7,440	386,954
Health Care – Products — 2.2%
Abiomed, Inc.(a)	15,500	275,125
AngioDynamics, Inc.(a)	22,180	302,091
Kensey Nash Corp.(a)	27,400	878,170
Mindray Medical International Ltd. ADR (China)	7,490	279,527
Nuvasive, Inc.(a)	42,800	1,911,448
Orthovita, Inc.(a)	12,500	25,625
PSS World Medical, Inc.(a)	20,200	329,260
SSL International PLC	26,896	238,005
Volcano Corp.(a)	65,650	800,930
		5,040,181
Health Care – Services — 3.2%
Community Health Systems, Inc.(a)	27,200	897,056
Health Management Associates, Inc. Class A(a)	103,900	676,389
Health Net, Inc.(a)	27,300	656,838
Healthsouth Corp.(a)	35,080	583,380
Healthways, Inc.(a)	94,600	2,800,160
Icon PLC Sponsored ADR (United Kingdom)(a)	6,977	526,903
LifePoint Hospitals, Inc.(a)	8,400	237,720

	Number of Shares	Value
Psychiatric Solutions, Inc.(a)	8,120	$307,261
Tenet Healthcare Corp.(a)	90,700	504,292
		7,189,999
Holding Company – Diversified — 0.2%
Liberty Acquisition Holdings Corp.(a)	47,680	500,640
Home Furnishing — 1.0%
DTS, Inc.(a)	47,250	1,479,870
Tivo, Inc.(a)	133,800	825,546
		2,305,416
Household Products — 0.1%
Jarden Corp.(a)	11,100	202,464
Insurance — 1.5%
Allied World Assurance Holdings Ltd.	15,290	605,790
Employers Holdings, Inc.	41,300	854,910
Platinum Underwriters Holdings Ltd.	22,800	743,508
ProAssurance Corp.(a)	25,900	1,246,049
		3,450,257
Internet — 6.3%
Ariba, Inc.(a)	34,900	513,379
Art Technology Group, Inc.(a)	101,700	325,440
Blue Nile, Inc.(a)	25,900	1,101,268
Comscore, Inc.(a)	13,700	298,934
Constant Contact, Inc.(a)	76,100	1,434,485
Ctrip.com International Ltd. ADR (China)	3,720	170,302
DealerTrack Holdings, Inc.(a)	99,850	1,408,883
Equinix, Inc.(a)	7,290	650,414
LoopNet, Inc.(a)	111,650	1,261,645
McAfee, Inc.(a)	9,400	319,882
S1 Corp.(a)	98,400	744,888
Sapient Corp.(a)	105,500	677,310
Sina Corp.(a)	42,250	1,797,737
The TriZetto Group, Inc.(a)	62,470	1,335,609
Vocus, Inc.(a)	64,300	2,068,531
		14,108,707
Lodging — 1.2%
Gaylord Entertainment Co.(a)	115,800	2,774,568
Machinery – Construction & Mining — 2.0%
Bucyrus International, Inc. Class A	48,800	3,563,376
Outotec OYJ	13,251	843,011
		4,406,387

	Number of Shares	Value
Machinery – Diversified — 0.2%
Flowserve Corp.	3,010	$411,467
Manufacturing — 0.6%
Hansen Transmissions International NV(a)	139,420	744,684
Hexcel Corp.(a)	36,400	702,520
		1,447,204
Media — 1.8%
FactSet Research Systems, Inc.	71,412	4,024,780
Metal Fabricate & Hardware — 0.3%
Commercial Metals Co.	17,100	644,670
Mining — 0.4%
Century Aluminum Co.(a)	13,900	924,211
Oil & Gas — 6.2%
Alon USA Energy, Inc.	25,000	299,000
Berry Petroleum Co. Class A	5,640	332,083
Bill Barrett Corp.(a)	88,550	5,260,755
Cabot Oil & Gas Corp.	5,070	343,391
Comstock Resources, Inc.(a)	17,900	1,511,297
Encore Aquisition Co.(a)	4,800	360,912
Forest Oil Corp.(a)	6,590	490,955
Frontier Oil Corp.	27,300	652,743
Hercules Offshore, Inc.(a)	12,080	459,282
OPTI Canada, Inc.(a)	32,900	746,076
Penn Virginia Corp.	4,940	372,575
Rosetta Resources, Inc.(a)	38,400	1,094,400
St. Mary Land & Exploration Co.	7,790	503,546
Warren Resources, Inc.(a)	25,790	378,597
Whiting Petroleum Corp.(a)	12,000	1,272,960
		14,078,572
Oil & Gas Services — 1.7%
CARBO Ceramics, Inc.	7,750	452,212
Dril-Quip, Inc.(a)	9,060	570,780
NATCO Group, Inc. Class A(a)	18,600	1,014,258
Tesco Corp.(a)	29,600	945,720
W-H Energy Services, Inc.(a)	8,700	832,938
		3,815,908
Packaging & Containers — 0.4%
Ball Corp.	8,710	415,816
Rexam PLC	50,250	386,934
		802,750

(Continued)

The accompanying notes are an integral part of the financial statements.

21

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 1.4%
Alkermes, Inc.(a)	56,380	$696,857
Amylin Pharmaceuticals, Inc.(a)	23,800	604,282
Auxilium Pharmaceuticals, Inc.(a)	8,670	291,485
Cephalon, Inc.(a)	3,620	241,418
The Medicines Co.(a)	29,670	588,059
Onyx Pharmaceuticals, Inc.(a)	7,110	253,116
Perrigo Co.	10,480	332,950
Sepracor, Inc.(a)	11,440	227,885
		3,236,052
Real Estate — 0.3%
China Everbright International Ltd.	1,954,000	603,392
Real Estate Investment Trusts (REITS) — 1.2%
American Campus Communities, Inc.	20,400	567,936
CapitalSource, Inc.	61,400	680,312
LaSalle Hotel Properties	21,500	540,295
MFA Mortgage Investments, Inc.	53,800	350,776
Redwood Trust, Inc.	10,700	243,853
Sunstone Hotel Investors, Inc.	15,750	261,450
		2,644,622
Retail — 4.4%
Advance Auto Parts, Inc.	14,520	563,812
AnnTaylor Stores Corp.(a)	21,600	517,536
Big Lots, Inc.(a)	13,570	423,927
BJ's Wholesale Club, Inc.(a)	17,830	690,021
Chipotle Mexican Grill, Inc. Class A(a)	8,100	669,222
Denny's Corp.(a)	177,600	504,384
Dicks Sporting Goods, Inc.(a)	11,560	205,074
Dufry Ag	107	9,761
FGX International Holdings Ltd.(a)	17,000	136,680
Liz Claiborne, Inc.	12,200	172,630
Nu Skin Enterprises, Inc. Class A	55,100	822,092
O'Reilly Automotive, Inc.(a)	78,890	1,763,191
OfficeMax, Inc.	38,520	535,428
Papa John's International, Inc.(a)	26,100	693,999
Penske Auto Group, Inc.	48,900	720,786
Urban Outfitters, Inc.(a)	18,400	573,896
Zumiez, Inc.(a)	53,900	893,662
		9,896,101

	Number of Shares	Value
Semiconductors — 2.8%
Advanced Analogic Technologies, Inc.(a)	12,220	$50,469
Applied Micro Circuits Corp.(a)	87,825	751,782
Cypress Semiconductor Corp.(a)	33,700	834,075
Fairchild Semiconductor International, Inc.(a)	95,770	1,123,382
Microsemi Corp.(a)	12,200	307,196
Netlogic Microsystems, Inc.(a)	3,400	112,880
ON Semiconductor Corp.(a)	195,860	1,796,036
Skyworks Solutions, Inc.(a)	42,470	419,179
Verigy Ltd.(a)	37,300	847,083
		6,242,082
Software — 10.8%
Activision, Inc.(a)	8,400	286,188
Allscripts Heathcare Solutions, Inc.(a)	152,700	1,895,007
Ansys, Inc.(a)	12,860	605,963
Athenahealth, Inc.(a)	78,700	2,420,812
Blackbaud, Inc.	156,950	3,358,730
Blackboard, Inc.(a)	103,900	3,972,097
Cerner Corp.(a)	25,200	1,138,536
Commvault Systems, Inc.(a)	145,200	2,416,128
Concur Technologies, Inc.(a)	58,400	1,940,632
Eclipsys Corp.(a)	15,600	286,416
EPIQ Systems, Inc.(a)	58,959	837,218
Omnicell, Inc.(a)	97,400	1,283,732
Omniture, Inc.(a)	89,500	1,662,015
Red Hat, Inc.(a)	92,070	1,904,928
RightNow Technologies, Inc.(a)	26,800	366,356
		24,374,758
Storage & Warehousing — 0.0%
Mobile Mini, Inc.(a)	3,000	60,000
Telecommunications — 2.1%
ADC Telecommunications, Inc.(a)	32,200	475,594
Atheros Communications, Inc.(a)	36,360	1,090,800
Cellcom Israel Ltd.	19,270	659,227
CommScope, Inc.(a)	5,520	291,290
Comverse Technology, Inc.(a)	46,900	794,955
Foundry Networks, Inc.(a)	19,920	235,454

	Number of Shares	Value
ADR (Isreal) Nice Systems Ltd.(a)	13,710	$405,405
Powerwave Technologies, Inc.(a)	138,700	589,475
Switch and Data Facilities Co.(a)	9,500	161,405
		4,703,605
Toys, Games & Hobbies — 0.3%
Marvel Entertainment, Inc.(a)	18,640	599,090
Transportation — 6.1%
Con-way, Inc.	27,380	1,293,979
J.B. Hunt Transport Services, Inc.	134,360	4,471,501
Kansas City Southern(a)	150,845	6,635,672
Landstar System, Inc.	8,520	470,474
UTI Worldwide, Inc.	19,040	379,848
YRC Worldwide, Inc.(a)	35,000	520,450
		13,771,924
Water — 0.5%
Companhia de Saneamento de Minas Gerais	55,800	1,037,822
TOTAL COMMON STOCK (Cost $201,726,533)		202,024,911
TOTAL EQUITIES (Cost $201,726,533)		202,024,911
MUTUAL FUNDS — 3.2%
Investment Companies — 3.2%
iShares Russell 2000 Growth Index Fund	85,020	6,475,123
iShares Russell 2000 Index Fund	10,000	690,300
TOTAL MUTUAL FUNDS (Cost $7,334,762)		7,165,423
TOTAL LONG-TERM INVESTMENTS (Cost $209,061,295)		209,190,334

(Continued)

The accompanying notes are an integral part of the financial statements.

22

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 8.9%
Repurchase Agreement — 8.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$20,073,366	$20,073,366
TOTAL SHORT-TERM INVESTMENTS (Cost $20,073,366)		20,073,366
TOTAL INVESTMENTS — 101.7% (Cost $229,134,661)(c)		229,263,700
Other Assets/ (Liabilities) — (1.7%)		(3,938,047)
NET ASSETS — 100.0%		$225,325,653

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $20,073,867. Collateralized by U.S. Government Agency obligations with rates ranging from 2.808% - 2.875%, maturity dates ranging from 4/30/10 - 1/15/36, and an aggregate market value, including accrued interest, of $20,586,757.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

23

MML Emerging Growth Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.3%
COMMON STOCK — 95.3%
Agriculture — 1.3%
Agfeed Inds, Inc.(a)	15,600	$233,532
Apparel — 1.4%
Deckers Outdoor Corp.(a)	1,400	194,880
Under Armour, Inc.(a)	1,900	48,716
		243,596
Automotive & Parts — 0.8%
Exide Technologies(a)	8,200	137,432
Banks — 0.3%
Signature Bank(a)	1,700	43,792
Sterling Financial Corp.	2,800	11,592
		55,384
Beverages — 2.3%
Central European Distribution Corp.(a)	5,500	407,825
Biotechnology — 3.6%
Abraxis BioScience, Inc.(a)	1,000	63,460
Affymetrix, Inc.(a)	600	6,239
Celera Genomics Group - Applera Corp.(a)	5,200	59,072
Cougar Biotechnology, Inc.(a)	1,600	38,128
Illumina, Inc.(a)	3,800	331,018
Martek Biosciences Corp.(a)	700	23,597
Omrix Biopharmaceuticals, Inc.(a)	2,200	34,628
Regeneron Pharmaceuticals, Inc.(a)	3,100	44,764
Zymogenetics, Inc.(a)	3,600	30,312
		631,218
Coal — 10.9%
Alpha Natural Resources, Inc.(a)	6,000	625,740
James River Coal Co.(a)	5,500	322,795
Massey Energy Co.	1,300	121,875
Walter Industries, Inc.	7,500	815,775
		1,886,185
Commercial Services — 5.9%
The Advisory Board Co.(a)	1,800	70,794
AMN Healthcare Services, Inc.(a)	3,300	55,836

	Number of Shares	Value
Cardtronics, Inc.(a)	6,900	$61,203
Emergency Medical Services Corp. Class A(a)	3,700	83,731
Exponent, Inc.(a)	2,800	87,948
FTI Consulting, Inc.(a)	6,100	417,606
Healthcare Services Group, Inc.	4,800	73,008
TNS, Inc.(a)	6,900	165,324
		1,015,450
Computers — 2.4%
Ansoft Corp.(a)	1,800	65,520
Data Domain, Inc.(a)	6,300	146,979
Riverbed Technology, Inc.(a)	3,000	41,160
STEC, Inc.(a)	16,600	170,482
		424,141
Distribution & Wholesale — 0.4%
LKQ Corp.(a)	4,000	72,280
Diversified Financial — 0.1%
Evercore Partners, Inc. Class A	2,400	22,800
Electrical Components & Equipment — 5.2%
A-Power Energy Generation Systems Ltd.(a)	8,100	215,865
EnerSys(a)	8,600	294,378
Graftech International Ltd.(a)	12,200	327,326
Orion Energy Systems, Inc.(a)	7,300	73,000
		910,569
Energy – Alternate Sources — 4.4%
Canadian Solar, Inc.(a)	7,100	285,349
Energy Conversion Devices, Inc.(a)	6,600	486,024
		771,373
Engineering & Construction — 0.8%
Aecom Technology Corp.(a)	3,000	97,590
Dycom Industries, Inc.(a)	3,400	49,368
		146,958
Environmental Controls — 1.9%
Clean Harbors, Inc.(a)	800	56,848
Darling International, Inc.(a)	10,500	173,460
TETRA Technologies, Inc.(a)	4,500	101,790
		332,098

	Number of Shares	Value
Hand & Machine Tools — 0.5%
Lincoln Electric Holdings, Inc.	1,000	$78,700
Health Care – Products — 1.5%
Conceptus, Inc.(a)	1,700	31,433
Immucor, Inc.(a)	1,700	43,996
Vital Signs, Inc.	900	51,102
Wright Medical Group, Inc.(a)	4,500	127,845
		254,376
Health Care – Services — 1.3%
Icon PLC Sponsored ADR (United Kingdom)(a)	3,000	226,560
Insurance — 1.4%
Amerisafe, Inc.(a)	3,144	50,115
Castlepoint Holdings Ltd.	7,500	68,175
Delphi Financial Group, Inc. Class A	2,400	55,536
Meadowbrook Insurance Group, Inc.	2,600	13,780
United Fire & Casualty Co.	2,000	53,860
		241,466
Internet — 7.5%
Ariba, Inc.(a)	15,500	228,005
Art Technology Group, Inc.(a)	24,600	78,720
eResearch Technology, Inc.(a)	8,800	153,472
F5 Networks, Inc.(a)	1,400	39,788
Priceline.com, Inc.(a)	3,200	369,472
Sina Corp.(a)	2,900	123,395
Sohu.com, Inc.(a)	4,400	309,936
		1,302,788
Iron & Steel — 3.6%
Olympic Steel, Inc.	3,700	280,904
Schnitzer Steel Industries, Inc. Class A	3,000	343,800
		624,704
Leisure Time — 0.4%
WMS Industries, Inc.(a)	2,500	74,425
Machinery – Diversified — 4.2%
Flow International Corp.(a)	12,500	97,500
Lindsay Corp.	2,700	229,419
The Middleby Corp.(a)	1,200	52,692

(Continued)

The accompanying notes are an integral part of the financial statements.

24

MML Emerging Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Robbins & Myers, Inc.	3,500	$172,676
Wabtec Corp.	3,500	170,170
		722,457
Manufacturing — 1.0%
Ceradyne, Inc.(a)	2,100	72,030
Hexcel Corp.(a)	5,000	96,500
		168,530
Media — 0.2%
Rhi Entertainment, Inc.(a)	2,600	33,774
Metal Fabricate & Hardware — 1.0%
Dynamic Materials Corp.	2,400	79,080
Haynes International, Inc.(a)	1,500	86,325
		165,405
Mining — 2.0%
Compass Minerals International, Inc.	4,400	354,464
Oil & Gas — 9.1%
Arena Resources, Inc.(a)	3,800	200,716
BPZ Resources, Inc.(a)	12,800	376,320
Carrizo Oil & Gas, Inc.(a)	4,100	279,169
Mariner Energy, Inc.(a)	4,800	177,456
McMoRan Exploration Co.(a)	6,500	178,880
Rex Energy Corp.(a)	5,600	147,840
Whiting Petroleum Corp.(a)	2,100	222,768
		1,583,149
Oil & Gas Services — 2.9%
Cal Dive International, Inc.(a)	6,300	90,027
CARBO Ceramics, Inc.	1,800	105,030
ION Geophysical Corp.(a)	6,200	108,190
T-3 Energy Services, Inc.(a)	1,100	87,417
W-H Energy Services, Inc.(a)	1,100	105,314
		495,978
Pharmaceuticals — 4.3%
Acadia Pharmaceuticals, Inc.(a)	8,800	32,472
Align Technology, Inc.(a)	4,200	44,058
Animal Health International, Inc.(a)	4,800	29,904
APP Pharmaceuticals, Inc.(a)	7,200	120,384

	Number of Shares	Value
Isis Pharmaceuticals, Inc.(a)	3,700	$50,431
Medarex, Inc.(a)	12,000	79,320
OSI Pharmaceuticals, Inc.(a)	3,800	157,016
Par Pharmaceutical Cos., Inc.(a)	200	3,308
Savient Pharmaceuticals, Inc.(a)	200	5,060
United Therapeutics Corp.(a)	2,300	224,825
		746,778
Retail — 5.1%
Aeropostale, Inc.(a)	6,500	203,645
Big Lots, Inc.(a)	6,400	199,936
BJ's Restaurants, Inc.(a)	4,000	38,920
Chipotle Mexican Grill, Inc. Class A(a)	1,100	90,882
The Gymboree Corp.(a)	2,900	116,203
Lululemon Athletica, Inc.(a)	3,700	107,522
Lumber Liquidators, Inc.(a)	1,200	15,600
Texas Roadhouse, Inc. Class A(a)	6,900	61,893
Titan Machinery, Inc.(a)	1,351	42,313
		876,914
Semiconductors — 1.3%
Cavium Networks, Inc.(a)	4,600	96,600
Microsemi Corp.(a)	4,900	123,382
		219,982
Software — 3.6%
Concur Technologies, Inc.(a)	4,100	136,243
Informatica Corp.(a)	3,700	55,648
ManTech International Corp. Class A(a)	2,900	139,548
Omniture, Inc.(a)	6,600	122,562
Taleo Corp. Class A(a)	3,900	76,401
The Ultimate Software Group, Inc.(a)	2,600	92,638
		623,040
Telecommunications — 0.6%
Atheros Communications, Inc.(a)	3,500	105,000
Transportation — 2.1%
Celadon Group, Inc.(a)	5,900	58,941
Eagle Bulk Shipping, Inc.	6,000	177,420

	Number of Shares	Value
Old Dominion Freight Line, Inc.(a)	4,000	$120,080
		356,441
TOTAL COMMON STOCK (Cost $14,318,518)		16,545,772
TOTAL EQUITIES (Cost $14,318,518)		16,545,772
WARRANTS — 0.0%
Lantronix, Inc., Expires 02/09/11, Strike 4.68 (United States)(b)	99	-
TOTAL WARRANTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $14,318,518)		16,545,772
	Principal Amount
SHORT-TERM INVESTMENTS — 4.2%
Repurchase Agreement — 4.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(c)	$723,231	723,231
TOTAL SHORT-TERM INVESTMENTS (Cost $723,231)		723,231
TOTAL INVESTMENTS — 99.5% (Cost $15,041,749)(d)		17,269,003
Other Assets/ (Liabilities) — 0.5%		85,684
NET ASSETS — 100.0%		$17,354,687

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  This security is valued in good faith under procedures established by the Board of Trustees.

(c)  Maturity value of $723,249. Collateralized by U.S. Government Agency obligations with rates ranging from 2.721% - 2.771%, maturity date of 8/15/36, and an aggregate market value, including accrued interest, of $740,147.

(d)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

25

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2008 (Unaudited)

	MML Large Cap Value Fund	MML Equity Index Fund	MML Growth Equity Fund
Assets:
Investments, at value (Note 2)(a)	$248,177,451	$346,428,014	$16,176,121
Short-term investments, at value (Note 2)(b)	8,831,264	767,437	164,070
Total investments	257,008,715	347,195,451	16,340,191
Cash	-	-	-
Foreign currency, at value(c)	32,088	-	2,032
Receivables from:
Investments sold	8,417	-	91,421
Investment adviser (Note 3)	-	-	6,293
Fund shares sold	2,910,343	78,282	7,444
Interest and dividends	335,107	462,754	7,723
Variation margin on open futures contracts (Note 2)	-	1,917	-
Foreign taxes withheld	8,508	-	391
Total assets	260,303,178	347,738,404	16,455,495
Liabilities:
Payables for:
Investments purchased	375,562	241,484	167,073
Written options outstanding, at value (Note 2)(d)	-	-	-
Fund shares repurchased	112,027	79,688	22,769
Variation margin on open financial futures contracts (Note 2)	-	-	-
Trustees' fees and expenses (Note 3)	45,321	124,280	8,561
Affiliates (Note 3):
Investment management fees	176,952	31,008	11,368
Administration fees	-	40,196	-
Accrued expense and other liabilities	30,517	24,615	20,158
Total liabilities	740,379	541,271	229,929
Net assets	$259,562,799	$347,197,133	$16,225,566
Net assets consist of:
Paid-in capital	$243,709,796	$305,528,922	$39,875,244
Undistributed net investment income (loss) (distributions in excess of net investment income)	1,165,490	3,343,791	(1,291)
Accumulated net realized gain (loss) on investments	922,576	(7,152,140)	(22,845,518)
Net unrealized appreciation (depreciation) on investments	13,764,937	45,476,560	(802,869)
Net assets	$259,562,799	$347,197,133	$16,225,566
Shares outstanding	22,074,005	-	2,377,810
Net asset value, offering price and redemption price per share	$11.76	$-	$6.82
Class I shares:
Net assets	$-	$71,338,054	$-
Shares outstanding	-	4,494,395	-
Net asset value and redemption price per share	$-	$15.87	$-
Class II shares:
Net assets	$-	$168,182,483	$-
Shares outstanding	-	10,594,906	-
Net asset value, offering price and redemption price per share	$-	$15.87	$-
Class III shares:
Net assets	$-	$107,676,596	$-
Shares outstanding	-	6,790,486	-
Net asset value, offering price and redemption price per share	$-	$15.86	$-
(a) Cost of investments - unaffiliated issuers:	$234,413,638	$300,897,832	$16,978,845
(b) Cost of short-term investments:	$8,831,264	$767,437	$164,070
(c) Cost of foreign currency:	$31,690	$-	$2,171
(d) Premiums on written options:	$-	$-	$-

The accompanying notes are an integral part of the financial statements.

26

	MML NASDAQ-100 Fund	MML Small Cap Growth Equity Fund	MML Emerging Growth Fund
Assets:
Investments, at value (Note 2)(a)	$8,717,774	$209,190,334	$16,545,772
Short-term investments, at value (Note 2)(b)	170,945	20,073,366	723,231
Total investments	8,888,719	229,263,700	17,269,003
Cash	-	2,667	23,404
Foreign currency, at value(c)	-	-	-
Receivables from:
Investments sold	-	1,196,211	358,995
Investment adviser (Note 3)	5,177	-	2,253
Fund shares sold	3,958	210,352	53,900
Interest and dividends	352	75,494	1,028
Variation margin on open futures contracts (Note 2)	-	-	-
Foreign taxes withheld	-	29	-
Total assets	8,898,206	230,748,453	17,708,583
Liabilities:
Payables for:
Investments purchased	-	1,262,226	290,955
Written options outstanding, at value (Note 2)(d)	-	246,600	-
Fund shares repurchased	67,016	3,632,612	34,201
Variation margin on open financial futures contracts (Note 2)	1,580	-	-
Trustees' fees and expenses (Note 3)	4,272	36,417	5,491
Affiliates (Note 3):
Investment management fees	3,587	217,299	15,635
Administration fees	-	-	-
Accrued expense and other liabilities	20,568	27,646	7,614
Total liabilities	97,023	5,422,800	353,896
Net assets	$8,801,183	$225,325,653	$17,354,687
Net assets consist of:
Paid-in capital	$15,888,985	$224,735,508	$21,195,571
Undistributed net investment income (loss) (distributions in excess of net investment income)	(3,370)	(487,010)	(76,847)
Accumulated net realized gain (loss) on investments	(8,334,233)	1,151,592	(5,991,291)
Net unrealized appreciation (depreciation) on investments	1,249,801	(74,437)	2,227,254
Net assets	$8,801,183	$225,325,653	$17,354,687
Shares outstanding	1,886,944	15,028,305	2,443,499
Net asset value, offering price and redemption price per share	$4.66	$14.99	$7.10
Class I shares:
Net assets	$-	$-	$-
Shares outstanding	-	-	-
Net asset value and redemption price per share	$-	$-	$-
Class II shares:
Net assets	$-	$-	$-
Shares outstanding	-	-	-
Net asset value, offering price and redemption price per share	$-	$-	$-
Class III shares:
Net assets	$-	$-	$-
Shares outstanding	-	-	-
Net asset value, offering price and redemption price per share	$-	$-	$-
(a) Cost of investments - unaffiliated issuers:	$7,457,412	$209,061,295	$14,318,518
(b) Cost of short-term investments:	$170,945	$20,073,366	$723,231
(c) Cost of foreign currency:	$-	$-	$-
(d) Premiums on written options:	$-	$43,126	$-

27

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

	MML Large Cap Value Fund	MML Equity Index Fund	MML Growth Equity Fund
Investment income (Note 2):
Dividends(a)	$2,200,685	$3,879,028	$77,502
Interest	76,604	18,059	4,654
Securities lending net income	52,490	22,491	991
Total investment income	2,329,779	3,919,578	83,147
Expenses (Note 3):
Investment management fees (Note 3)	1,046,391	185,966	65,497
Custody fees	25,338	22,864	10,988
Audit and legal fees	17,491	18,608	15,599
Proxy fees	483	476	486
Shareholder reporting fees	10,575	14,570	1,413
Trustees' fees (Note 3)	18,099	25,574	1,136
	1,118,377	268,058	95,119
Administration fees (Note 3):
Class I	-	116,845	-
Class II	-	171,413	-
Class III	-	28,400	-
Total expenses	1,118,377	584,716	95,119
Expenses waived (Note 3):
Fees waived by advisor	-	-	(20,617)
Class II fees waived by advisor	-	(45,109)	-
Class III fees waived by advisor	-	(28,400)	-
Net expenses	1,118,377	511,207	74,502
Net investment income (loss)	1,211,402	3,408,371	8,645
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	918,786	2,132,939	(577,102)
Futures contracts	-	(237,919)	-
Written options	-	-	-
Foreign currency transactions	(9,985)	-	(1,798)
Net realized gain (loss)	908,801	1,895,020	(578,900)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(34,159,716)	(53,645,150)	(1,432,269)
Futures contracts	-	(65,944)	-
Written options	-	-	-
Translation of assets and liabilities in foreign currencies	731	-	(145)
Net change in unrealized appreciation (depreciation)	(34,158,985)	(53,711,094)	(1,432,414)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(33,250,184)	(51,816,074)	(2,011,314)
Net increase (decrease) in net assets resulting from operations	$(32,038,782)	$(48,407,703)	$(2,002,669)
(a) Net of withholding tax of:	$23,635	$-	$1,473

The accompanying notes are an integral part of the financial statements.

28

	MML NASDAQ- 100 Fund	MML Small Cap Growth Equity Fund	MML Emerging Growth Fund
Investment income (Note 2):
Dividends(a)	$23,335	$524,244	$21,464
Interest	1,918	148,481	7,192
Securities lending net income	-	149,671	-
Total investment income	25,253	822,396	28,656
Expenses (Note 3):
Investment management fees (Note 3)	20,427	1,196,970	87,609
Custody fees	5,701	35,646	4,575
Audit and legal fees	16,203	17,416	15,705
Proxy fees	476	488	514
Shareholder reporting fees	1,162	8,739	2,484
Trustees' fees (Note 3)	653	14,750	1,174
	44,622	1,274,009	112,061
Administration fees (Note 3):
Class I	-	-	-
Class II	-	-	-
Class III	-	-	-
Total expenses	44,622	1,274,009	112,061
Expenses waived (Note 3):
Fees waived by advisor	(19,202)	-	(12,672)
Class II fees waived by advisor	-	-	-
Class III fees waived by advisor	-	-	-
Net expenses	25,420	1,274,009	99,389
Net investment income (loss)	(167)	(451,613)	(70,733)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	233,965	2,537,360	(1,534,653)
Futures contracts	(15,526)	-	-
Written options	-	13,235	-
Foreign currency transactions	-	(3,499)	-
Net realized gain (loss)	218,439	2,547,096	(1,534,653)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(1,437,247)	(30,441,222)	773,117
Futures contracts	(16,978)	-	-
Written options	-	(203,474)	-
Translation of assets and liabilities in foreign currencies	-	(1,842)	-
Net change in unrealized appreciation (depreciation)	(1,454,225)	(30,646,538)	773,117
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(1,235,786)	(28,099,442)	(761,536)
Net increase (decrease) in net assets resulting from operations	$(1,235,953)	$(28,551,055)	$(832,269)
(a) Net of withholding tax of:	$210	$5,798	$-

29

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Large Cap Value Fund		MML Equity Index Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,211,402	$2,760,679	$3,408,371	$7,056,359
Net realized gain (loss) on investment transactions	908,801	4,567,209	1,895,020	7,098,681
Net change in unrealized appreciation (depreciation) on investments	(34,158,985)	1,866,532	(53,711,094)	7,264,093
Net increase (decrease) in net assets resulting from operations	(32,038,782)	9,194,420	(48,407,703)	21,419,133
Distributions to shareholders (Note 2):
From net investment income:
Fund shares	-	(2,798,621)	-	-
Class I	-	-	-	(1,366,698)
Class II	-	-	-	(3,365,535)
Class III	-	-	-	(2,269,397)
Total distributions from net investment income	-	(2,798,621)	-	(7,001,630)
Net fund share transactions (Note 5):
Fund shares	663,625	67,721,437
Class I	-	-	(6,389,550)	(255,367)
Class II	-	-	(6,241,478)	1,345,988
Class III	-	-	(626,486)	(9,170,458)
Increase (decrease) in net assets from fund share transactions	663,625	67,721,437	(13,257,514)	(8,079,837)
Total increase (decrease) in net assets	(31,375,157)	74,117,236	(61,665,217)	6,337,666
Net assets:
Beginning of period	290,937,956	216,820,720	408,862,350	402,524,684
End of period	$259,562,799	$290,937,956	$347,197,133	$408,862,350
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$1,165,490	$(45,912)	$3,343,791	$(64,580)

The accompanying notes are an integral part of the financial statements.

30

	MML Growth Equity Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$8,645	$86,044
Net realized gain (loss) on investment transactions	(578,900)	1,164,903
Net change in unrealized appreciation (depreciation) on investments	(1,432,414)	(399,298)
Net increase (decrease) in net assets resulting from operations	(2,002,669)	851,649
Distributions to shareholders (Note 2):
From net investment income:
Fund shares	-	(95,117)
Class I	-	-
Class II	-	-
Class III	-	-
Total distributions from net investment income	-	(95,117)
Net fund share transactions (Note 5):
Fund shares	(19,111)	(2,691,248)
Class I	-	-
Class II	-	-
Class III	-	-
Increase (decrease) in net assets from fund share transactions	(19,111)	(2,691,248)
Total increase (decrease) in net assets	(2,021,780)	(1,934,716)
Net assets:
Beginning of period	18,247,346	20,182,062
End of period	$16,225,566	$18,247,346
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(1,291)	$(9,936)

31

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML NASDAQ-100 Fund		MML Small Cap Growth Equity Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(167)	$2,189	$(451,613)	$(794,505)
Net realized gain (loss) on investment transactions	218,439	274,896	2,547,096	9,340,029
Net change in unrealized appreciation (depreciation) on investments	(1,454,225)	1,186,052	(30,646,538)	8,020,310
Net increase (decrease) in net assets resulting from operations	(1,235,953)	1,463,137	(28,551,055)	16,565,834
Distributions to shareholders (Note 2):
From net investment income:
Fund shares	-	(2,524)	-	(272,404)
Total distributions from net investment income	-	(2,524)	-	(272,404)
From net realized gains:
Fund shares	-	-	-	(7,674,208)
Total distributions from net realized gains	-	-	-	(7,674,208)
Net fund share transactions (Note 5):
Fund shares	(332,127)	435,014	15,691,399	59,625,409
Increase (decrease) in net assets from fund share transactions	(332,127)	435,014	15,691,399	59,625,409
Total increase (decrease) in net assets	(1,568,080)	1,895,627	(12,859,656)	68,244,631
Net assets:
Beginning of period	10,369,263	8,473,636	238,185,309	169,940,678
End of period	$8,801,183	$10,369,263	$225,325,653	$238,185,309
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(3,370)	$(3,203)	$(487,010)	$(35,397)

The accompanying notes are an integral part of the financial statements.

32

	MML Emerging Growth Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(70,733)	$(115,102)
Net realized gain (loss) on investment transactions	(1,534,653)	2,348,796
Net change in unrealized appreciation (depreciation) on investments	773,117	(3,816)
Net increase (decrease) in net assets resulting from operations	(832,269)	2,229,878
Distributions to shareholders (Note 2):
From net investment income:
Fund shares	-	-
Total distributions from net investment income	-	-
From net realized gains:
Fund shares	-	-
Total distributions from net realized gains	-	-
Net fund share transactions (Note 5):
Fund shares	(724,257)	1,978,597
Increase (decrease) in net assets from fund share transactions	(724,257)	1,978,597
Total increase (decrease) in net assets	(1,556,526)	4,208,475
Net assets:
Beginning of period	18,911,213	14,702,738
End of period	$17,354,687	$18,911,213
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(76,847)	$(6,114)

33

MML Series Investment Fund – Financial Highlights
(For a share outstanding throughout each period)

MML Large Cap Value Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05†††	Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$13.21		$12.80	$11.27	$10.38	$9.35		$7.26
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.15 ***	0.09 ***	0.09 ***	0.06		0.06
Net realized and unrealized gain (loss) on investments	(1.51)		0.39	1.52	0.87	1.04		2.09
Total income (loss) from investment operations	(1.45)		0.54	1.61	0.96	1.10		2.15
Less distributions to shareholders:
From net investment income	-		(0.13)	(0.08)	(0.07)	(0.07)		(0.06)
Tax return of capital	-		-	-	(0.00)†	-		-
Total distributions	-		(0.13)	(0.08)	(0.07)	(0.07)		(0.06)
Net asset value, end of period	$11.76		$13.21	$12.80	$11.27	$10.38		$9.35
Total Return^^	(10.98	)% **	4.22%	14.18%	9.38%	11.79%		29.60%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$259,563		$290,938	$216,821	$133,756	$82,898		$57,275
Ratio of expenses to average daily net assets:
Before expense waiver	0.82	% *	0.82%	0.85%	0.89%	0.87%		0.92%
After expense waiver	N/A		N/A	N/A	N/A	0.87	%#^^^	0.90	%#^^^
Net investment income (loss) to average daily net assets	0.89	% *	1.10%	0.80%	0.81%	0.78%		0.79%
Portfolio turnover rate	10	% **	7%	10%	3%	3%		7%

MML Equity Index Fund

	Class I
	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04	Year ended 12/31/03
Net asset value, beginning of period	$18.06		$17.45	$15.36		$14.90		$13.71	$10.83
Income (loss) from investment operations:
Net investment income (loss)	0.14	***	0.28 ***	0.25	***	0.21	***	0.22 ***	0.16 ***
Net realized and unrealized gain (loss) on investments	(2.33)		0.61	2.10		0.47		1.21	2.88
Total income (loss) from investment operations	(2.19)		0.89	2.35		0.68		1.43	3.04
Less distributions to shareholders:
From net investment income	-		(0.28)	(0.26)		(0.22)		(0.24)	(0.16)
Tax return of capital	-		-	-		(0.00	)†	-	-
Total distributions	-		(0.28)	(0.26)		(0.22)		(0.24)	(0.16)
Net asset value, end of period	$15.87		$18.06	$17.45		$15.36		$14.90	$13.71
Total Return^^	(12.13	)% **	5.13%	15.30%		4.53%		10.42%	28.08%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$71,338		$88,058	$85,288		$76,012		$85,138	$78,597
Ratio of expenses to average daily net assets:
Before expense waiver	0.44	% *	0.45%	0.46%		0.48%		0.44%	0.44%
After expense waiver	N/A		N/A	0.45	% #	0.45	% #	N/A	N/A
Net investment income (loss) to average daily net assets	1.69	% *	1.53%	1.54%		1.42%		1.60%	1.37%
Portfolio turnover rate	2	% **	6%	4%		4%		4%	5%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^  Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

34

MML Series Investment Fund – Financial Highlights (Continued)
(For a share outstanding throughout each period)

MML Equity Index Fund

	Class II
	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$18.04		$17.44		$15.34		$14.89		$13.70		$10.82
Income (loss) from investment operations:
Net investment income (loss)	0.15	***	0.31	***	0.28	***	0.24	***	0.25	***	0.19	***
Net realized and unrealized gain (loss) on investments	(2.32)		0.60		2.10		0.45		1.20		2.87
Total income (loss) from investment operations	(2.17)		0.91		2.38		0.69		1.45		3.06
Less distributions to shareholders:
From net investment income	-		(0.31)		(0.28)		(0.24)		(0.26)		(0.18)
Tax return of capital	-		-		-		(0.00	)†	-		-
Total distributions	-		(0.31)		(0.28)		(0.24)		(0.26)		(0.18)
Net asset value, end of period	$15.87		$18.04		$17.44		$15.34		$14.89		$13.70
Total Return^^	(12.03	)% **	5.24%		15.54%		4.65%		10.60%		28.31%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$168,182		$197,826		$189,688		$182,390		$184,271		$188,869
Ratio of expenses to average daily net assets:
Before expense waiver	0.33	% *	0.34%		0.35%		0.37%		0.33%		0.33%
After expense waiver	0.28	% *#	0.29	% #	0.29	% #	0.29	% #	0.27	% #	0.25	% #
Net investment income (loss) to average daily net assets	1.80	% *	1.69%		1.70%		1.59%		1.75%		1.56%
Portfolio turnover rate	2	% **	6%		4%		4%		4%		5%

MML Equity Index Fund

	Class III
	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$18.01		$17.41		$15.31		$14.86		$13.67		$10.80
Income (loss) from investment operations:
Net investment income (loss)	0.17	***	0.33	***	0.30	***	0.26	***	0.26	***	0.20	***
Net realized and unrealized gain (loss) on investments	(2.32)		0.61		2.11		0.46		1.21		2.86
Total income (loss) from investment operations	(2.15)		0.94		2.41		0.72		1.47		3.06
Less distributions to shareholders:
From net investment income	-		(0.34)		(0.31)		(0.27)		(0.28)		(0.19)
Tax return of capital	-		-		-		(0.00	)†	-		-
Total distributions	-		(0.34)		(0.31)		(0.27)		(0.28)		(0.19)
Net asset value, end of period	$15.86		$18.01		$17.41		$15.31		$14.86		$13.67
Total Return^^	(11.94	)% **	5.40%		15.72%		4.80%		10.77%		28.38%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$107,677		$122,979		$127,549		$137,295		$136,927		$137,646
Before expense waiver	0.19	% *	0.20%		0.21%		0.23%		0.19%		0.19%
After expense waiver	0.14	% *#	0.15	% #	0.15	% #	0.15	% #	0.14	% #	0.14	% #
Net investment income (loss) to average daily net assets	2.08	% *	1.83%		1.83%		1.72%		1.88%		1.67%
Portfolio turnover rate	2	% **	6%		4%		4%		4%		5%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^  Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

35

MML Series Investment Fund – Financial Highlights (Continued)
(For a share outstanding throughout each period)

MML Growth Equity Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$7.66		$7.38		$7.27		$7.03		$6.74		$5.48
Income (loss) from investment operations:
Net investment income (loss)	0.00	***	0.03	***	0.04	***	0.03		0.03		0.00	†
Net realized and unrealized gain (loss) on investments	(0.84)		0.29		0.10		0.24		0.29		1.26
Total income (loss) from investment operations	(0.84)		0.32		0.14		0.27		0.32		1.26
Less distributions to shareholders:
From net investment income	-		(0.04)		(0.03)		(0.03)		(0.03)		(0.00	)†
Total distributions	-		(0.04)		(0.03)		(0.03)		(0.03)		(0.00	)†
Net asset value, end of period	$6.82		$7.66		$7.38		$7.27		$7.03		$6.74
Total Return^^	(10.97	)% **	4.34%		1.98%		3.86%		4.78%		23.02%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$16,226		$18,247		$20,182		$21,242		$22,894		$21,460
Ratio of expenses to average daily net assets:
Before expense waiver	1.16	% *	1.10%		1.15%		1.05%		1.00%		1.28%
After expense waiver	0.91	% *#	0.91	% #	0.91	% #	0.91	% #	0.89	%#^^^	0.86	%#^^^
Net investment income (loss) to average daily net assets	0.11	% *	0.44%		0.56%		0.40%		0.47%		0.02%
Portfolio turnover rate	21	% **	146%		104%		85%		184%		271%

MML NASDAQ-100 Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$5.30		$4.46		$4.18		$4.13		$3.76		$2.53
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.00	***†	0.01	***	0.00	***†	0.02		(0.01)
Net realized and unrealized gain (loss) on investments	(0.64)		0.84		0.27		0.05		0.37		1.24
Total income (loss) from investment operations	(0.64)		0.84		0.28		0.05		0.39		1.23
Less distributions to shareholders:
From net investment income	-		(0.00	)†	(0.00	)†	(0.00	)†	(0.02)		-
Total distributions	-		(0.00	)†	(0.00	)†	(0.00	)†	(0.02)		-
Net asset value, end of period	$4.66		$5.30		$4.46		$4.18		$4.13		$3.76
Total Return^^	(12.08	)% **	18.86%		6.75%		1.26%		10.48%		48.62%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$8,801		$10,369		$8,474		$9,496		$12,223		$12,274
Ratio of expenses to average daily net assets:
Before expense waiver	0.98	% *	0.99%		1.08%		0.86%		0.77%		1.22%
After expense waiver	0.56	% *#	0.56	% #	0.56	% #	0.56	% #	0.56	% #	0.56	% #
Net investment income (loss) to average daily net assets	(0.00	)% *††	0.02%		0.13%		0.03%		0.63%		(0.31)%
Portfolio turnover rate	8	% **	17%		9%		23%		35%		48%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

††  Amount is less than 0.005%.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^  Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

36

MML Series Investment Fund – Financial Highlights (Continued)
(For a share outstanding throughout each period)

MML Small Cap Growth Equity Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$17.02		$16.07		$14.73		$13.21		$11.66		$7.85
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.07	)***	(0.06	)***	(0.05)		(0.07)		(0.07)
Net realized and unrealized gain (loss) on investments	(2.00)		1.63		1.40		1.57		1.62		3.88
Total income (loss) from investment operations	(2.03)		1.56		1.34		1.52		1.55		3.81
Less distributions to shareholders:
From net investment income	-		(0.02)		-		-		-		-
From net realized gains	-		(0.59)		-		-		-		-
Total distributions	-		(0.61)		-		-		-		-
Net asset value, end of period	$14.99		$17.02		$16.07		$14.73		$13.21		$11.66
Total Return^^	(11.93	)% **	9.66%		9.10%		11.58%		13.29%		48.54%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$225,326		$238,185		$169,941		$105,008		$62,009		$47,687
Ratio of expenses to average daily net assets:
Before expense waiver	1.14	% *	1.14%		1.18%		1.22%		1.21%		1.25%
After expense waiver	N/A		N/A		N/A		1.18	% #	1.14	%#^^^	1.16	%#^^^
Net investment income (loss) to average daily net assets	(0.40	)% *	(0.39)%		(0.41)%		(0.48)%		(0.63)%		(0.79)%
Portfolio turnover rate	46	% **	70%		79%		61%		62%		59%

MML Emerging Growth Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$7.41		$6.29		$5.97		$5.92		$5.16		$3.54
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.05	)***	(0.05	)***	(0.05)		(0.05)		(0.04)
Net realized and unrealized gain (loss) on investments	(0.28)		1.17		0.37		0.10		0.81		1.66
Total income (loss) from investment operations	(0.31)		1.12		0.32		0.05		0.76		1.62
Net asset value, end of period	$7.10		$7.41		$6.29		$5.97		$5.92		$5.16
Total Return^^	(4.18	)% **	17.81%		5.36%		0.84%		14.73%		45.76%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$17,355		$18,911		$14,703		$13,807		$14,136		$10,064
Ratio of expenses to average daily net assets:
Before expense waiver	1.34	% *	1.44%		1.55%		1.51%		1.62%		2.28%
After expense waiver	1.19	% *#	1.16	% #	1.16	% #	1.16	% #	1.16	% #	1.16	% #
Net investment income (loss) to average daily net assets	(0.85	)% *	(0.72)%		(0.83)%		(0.91)%		(0.97)%		(1.09)%
Portfolio turnover rate	104	% **	195%		291%		127%		184%		195%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^  Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

37

Notes to Financial Statements (Unaudited)

1.  The Fund
   MML Series Investment Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are six series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Large Cap Value Fund ("Large Cap Value Fund"), MML Equity Index Fund ("Equity Index Fund"), MML Growth Equity Fund ("Growth Equity Fund"), MML NASDAQ-100® Fund (formerly MML OTC 100 Fund) ("NASDAQ-100 Fund"), MML Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund") and MML Emerging Growth Fund ("Emerging Growth Fund").

The Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company and C.M. Life Insurance Company are the record owners of all outstanding shares of the Funds.

The Equity Index Fund offers three classes of shares: Class I, Class II and Class III. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Fund's Prospectus.

2.  Significant Accounting Policies
   The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation
   Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds are valued at their net asset value as reported on each business day. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

38

Notes to Financial Statements (Unaudited) (Continued)

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust's foreign funds. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Funds' investments carried at value:

Asset Valuation Inputs

	Investments in Securities
	Level 2 - Level 1 - Quoted Prices	Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Large Cap Value Fund	$248,177,451	$8,831,264	$-	$257,008,715
Equity Index Fund	346,428,036	767,415	-	347,195,451
Growth Equity Fund	16,176,121	164,070	-	16,340,191
NASDAQ-100 Fund	8,717,777	170,942	-	8,888,719
Small Cap Growth Equity Fund	209,190,335	20,073,365	-	229,263,700
Emerging Growth Fund	16,545,772	723,231	-	17,269,003

39

Notes to Financial Statements (Unaudited) (Continued)

	Other Financial Instruments*
	Level 2 - Level 1 - Quoted Prices	Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Index Fund	$(53,622)	$-	$-	$(53,622)
NASDAQ-100 Fund	(10,561)	-	-	(10,561)

*Other financial instruments include futures.

Liabilities Valuation Inputs

	Other Financial Instruments*
	Level 2 - Level 1 - Quoted Prices	Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Small Cap Growth Equity Fund	$-	$(246,600)	$-	$(246,600)

*Other financial instruments include written options.

Securities Lending
   Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities.

The Funds had no securities on loan at June 30, 2008.

The Trust receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period ended June 30, 2008, the Trust earned securities lending income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Large Cap Value Fund	$96,290	$43,800	$52,490
Equity Index Fund	109,070	86,579	22,491
Growth Equity Fund	8,942	7,951	991
Small Cap Growth Equity Fund	568,029	418,358	149,671
	$782,331	$556,688	$225,643

Repurchase Agreements
   Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

40

Notes to Financial Statements (Unaudited) (Continued)

Accounting for Investments
   Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Federal Income Tax
   It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders
   Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Foreign Currency Translation
   The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

  Forward Foreign Currency Contracts
   Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

The Funds had no open forward foreign currency contracts at June 30, 2008.

41

Notes to Financial Statements (Unaudited) (Continued)

Delayed Delivery Transactions,
When-Issued Securities, and Forward Commitments  Each Fund may purchase or sell securities on a "when-issued" or delayed delivery or on a forward commitment basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

Financial Futures Contracts  A Fund may enter into futures contracts, including stock future contracts, foreign currency future contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund's current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund's exposure to certain markets; in an effort to enhance income; and as a cash management tool. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the sub-adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the sub-adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses.

42

Notes to Financial Statements (Unaudited) (Continued)

The Funds listed in the following table had open futures contracts at June 30, 2008:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Equity Index Fund
BUYS 16	S&P Mini 500 Index	9/19/08	$1,024,880	$(53,622)
NASDAQ-100 Fund
BUYS 4	NASDAQ 100 E Mini Index	9/19/08	147,680	$(10,561)

Options  The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund's portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The Funds may also "write" put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid

43

Notes to Financial Statements (Unaudited) (Continued)

for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

The Fund listed in the following table had open written option contracts at June 30, 2008:

Notional Amount	Expiration Date	Description	Premiums Received	Value
Small Cap Growth Equity Fund
13,700	9/01/08	Foundation Coal Hold Call, Strike 3.15	$43,126	$246,600

Transactions in written option contracts during the period ended June 30, 2008, were as follows:

	Number of Contracts	Premiums Received
Small Cap Growth Equity Fund
Options outstanding at December 31, 2007	-	$-
Options written	13,700	43,126
Options terminated in closing purchase transactions	-	-
Options outstanding at June 30, 2008	13,700	$43,126

44

Notes to Financial Statements (Unaudited) (Continued)

Allocation of
Operating Activity  In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities   The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.  Management Fees and Other Transactions

Investment Management Fees
   Under agreements between the Trust and MassMutual on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees quarterly, based upon each Fund's average daily net assets, at the following annual rates:

Large Cap Value Fund	0.80% of the first $100 million
0.75% of the next $400 million
0.70% of any excess over $500 million
Equity Index Fund	0.10%
Growth Equity Fund	0.80% of the first $300 million
0.77% of the next $300 million
0.75% of the next $300 million
0.72% of the next $600 million
0.65% of any excess over $1.5 billion
NASDAQ-100 Fund	0.45% of the first $200 million
0.44% of the next $200 million
0.42% of any excess over $400 million
Small Cap Growth Equity Fund	1.075% of the first $200 million
1.05% of the next $200 million
1.025% of the next $600 million
1.00% of any excess over $1 billion
Emerging Growth Fund	1.05% of the first $200 million
1.00% of the next $200 million
0.95% of any excess over $400 million

MassMutual has entered into investment sub-advisory agreements with the following unaffiliated investment sub-advisers: Davis Selected Advisers, L.P. for the Large Cap Value Fund, Northern Trust Investments, N.A. for the Equity Index Fund and the NASDAQ-100 Fund, T. Rowe Price Associates, Inc. for the Growth Equity Fund, Delaware Management Company ("DMC") for a portion of the Emerging Growth Fund, Insight Capital Research & Management, Inc. ("Insight Capital") for a portion of the Emerging Growth Fund, Waddell & Reed Investment Management Company for a portion of the Small Cap Growth Equity Fund, and Wellington Management Company, LLP for a portion of the Small Cap

45

Notes to Financial Statements (Unaudited) (Continued)

Growth Equity Fund. MassMutual pays a sub-advisory fee to each of these sub-advisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the sub-adviser provides sub-advisory services and which have substantially the same investment objectives, policies and investment strategies.

The Funds' sub-advisory fees are paid out of the management fees previously disclosed above.

Administration & Shareholder
Service Fees  For the Equity Index Fund, under a separate administrative and shareholder services agreement between the Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

Class I	0.30% of the first $100 million
0.28% of the next $150 million
0.26% of any excess over $250 million
Class II	0.19%
Class III	up to 0.05%

Expense Waivers  MassMutual has agreed to bear the expenses of the Funds (other than the management and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation expenses and legal expenses, or other non-recurring or unusual expenses) through April 30, 2009, unless otherwise noted, based upon each Fund's average daily net assets, in excess of the following amounts:

Large Cap Value Fund*	0.11%
Equity Index Fund
Class I	0.05%
Class II	0.05%
Class III	0.05%
Growth Equity Fund	0.11%
NASDAQ-100 Fund	0.11%
Small Cap Growth Equity Fund*	0.11%
Emerging Growth Fund**	0.20%

*  Expense cap in effect through April 30, 2008.

**  Prior to May 1, 2008, the expense cap was 0.11%.

In addition, MassMutual has agreed to waive certain administrative and shareholder service fees payable by the Equity Index Fund on account of Class II and Class III shares.

Rebated Brokerage Commissions  The Large Cap Value Fund and the Small Cap Growth Equity Fund have entered into agreements with certain brokers whereby the brokers will rebate, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statement of Operations. For the period ended June 30, 2008, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Small Cap Growth Equity Fund	$24,311

Deferred Compensation  Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest and shall be recorded on the Funds' books as other assets. For the period ended June 30, 2008, no significant amounts have been deferred.

46

Notes to Financial Statements (Unaudited) (Continued)

Other  Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer of MassMutual is borne by the Funds.

4.  Purchases and Sales of Investments
   Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2008, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Large Cap Value Fund	$-	$27,667,243	$-	$25,994,351
Equity Index Fund	-	6,220,215	-	13,032,381
Growth Equity Fund	-	3,568,165	-	3,537,241
NASDAQ-100 Fund	-	720,872	-	925,231
Small Cap Growth Equity Fund	-	108,011,341	-	94,464,483
Emerging Growth Fund	-	16,760,886	-	16,972,057

5.  Capital Share Transactions  Changes in shares outstanding for each Fund were as follows:

	Six Months ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Large Cap Value Fund
Sold	1,366,270	$16,884,062	6,497,381	$86,609,563
Issued as reinvestment of dividends	-	-	213,910	2,798,621
Redeemed	(1,309,310)	(16,220,437)	(1,629,776)	(21,686,747)
Net increase (decrease)	56,960	$663,625	5,081,515	$67,721,437
Equity Index Fund Class I
Sold	155,608	$2,607,109	850,720	$15,507,009
Issued as reinvestment of dividends	-	-	76,140	1,366,698
Redeemed	(537,768)	(8,996,659)	(937,656)	(17,129,074)
Net increase (decrease)	(382,160)	$(6,389,550)	(10,796)	$(255,367)
Equity Index Fund Class II
Sold	422,143	$7,038,550	731,064	$13,234,324
Issued as reinvestment of dividends	-	-	187,600	3,365,535
Redeemed	(790,415)	(13,280,028)	(833,012)	(15,253,871)
Net increase (decrease)	(368,272)	$(6,241,478)	85,652	$1,345,988
Equity Index Fund Class III
Sold	466	$7,469	73,099	$1,359,253
Issued as reinvestment of dividends	-	-	126,712	2,269,397
Redeemed	(37,286)	(633,955)	(699,262)	(12,799,108)
Net increase (decrease)	(36,820)	$(626,486)	(499,451)	$(9,170,458)
Growth Equity Fund
Sold	5,000	$1,474,386	249,222	$1,919,253
Issued as reinvestment of dividends	-	-	12,541	95,117
Redeemed	(8,162)	(1,493,497)	(615,787)	(4,705,618)
Net increase (decrease)	(3,162)	$(19,111)	(354,024)	$(2,691,248)
NASDAQ-100 Fund
Sold	300,474	$1,405,434	644,122	$3,325,858
Issued as reinvestment of dividends	-	-	482	2,524
Redeemed	(371,304)	(1,737,561)	(585,438)	(2,893,368)
Net increase (decrease)	(70,830)	$(332,127)	59,166	$435,014

47

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund
Sold	2,079,076	$31,667,973	4,265,842	$74,214,652
Issued as reinvestment of dividends	-	-	461,758	7,946,612
Redeemed	(1,047,616)	(15,976,574)	(1,304,245)	(22,535,855)
Net increase (decrease)	1,031,460	$15,691,399	3,423,355	$59,625,409
Emerging Growth Fund
Sold	263,644	$1,744,398	827,138	$6,254,056
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(372,596)	(2,468,655)	(612,712)	(4,275,459)
Net increase (decrease)	(108,952)	$(724,257)	214,426	$1,978,597

6.  Federal Income Tax Information
   At June 30, 2008, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Value Fund	$243,244,902	$48,482,726	$(34,718,913)	$13,763,813
Equity Index Fund	301,665,269	98,228,513	(52,698,331)	45,530,182
Growth Equity Fund	17,142,915	907,334	(1,710,058)	(802,724)
NASDAQ-100 Fund	7,628,357	2,122,694	(862,332)	1,260,362
Small Cap Growth Equity Fund	229,134,661	23,852,347	(23,723,308)	129,039
Emerging Growth Fund	15,041,749	3,357,305	(1,130,051)	2,227,254

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first. At December 31, 2007, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013
Equity Index Fund	$-	$-	$-	$-	$2,632,027
Growth Equity Fund	14,298,960	7,953,799	-	-	-
NASDAQ-100 Fund		4,689,464	2,362,711	1,300,985
Emerging Growth Fund	1,009,583	3,402,428	-	-	-

The following Funds elected to defer to January 1, 2008, post-October capital losses:

Amount
NASDAQ-100 Fund	$65,145
Small Cap Growth Equity Fund	808,564

The following Fund elected to defer to January 1, 2008, post-October currency losses:

Amount
Small Cap Growth Equity Fund	$1,254

48

Notes to Financial Statements (Unaudited) (Continued)

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Internal Revenue Code) paid during the year ended December 31, 2007, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Large Cap Value Fund	$2,777,747	$20,874	$-
Equity Index Fund	7,001,630	-	-
Growth Equity Fund	95,117	-	-
NASDAQ-100 Fund	2,524	-	-
Small Cap Growth Equity Fund	1,025,751	6,920,861	-

The Funds are subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at June 30, 2008, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2008, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

7.  Indemnifications  Under the Funds' organizational documents, current and former Trustees and Officers are provided with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.  New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

9.  Proxy Voting  A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

49

Notes to Financial Statements (Unaudited) (Continued)

10.  Quarterly Reporting  The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

11.  Trustees' Approval of Investment
Advisory Contracts  At meetings in February 2008, the Contract Committee (the "Committee") and the Board of Trustees, including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, MassMutual or Sub-Advisers (the "Independent Trustees"), re-approved, as applicable, the existing Advisory Agreements and Sub-Advisory Agreements (collectively, the "Contracts") for each of the Large Cap Value Fund, Equity Index Fund, Growth Equity Fund, NASDAQ-100 Fund, Small Cap Growth Equity Fund and Emerging Growth Fund. In preparation for the meetings, the Trustees requested, and MassMutual and the Sub-Advisers provided in advance, certain materials relevant to the consideration of the Contracts (the "Meeting Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the "Third-Party Report") with respect to each Fund prepared by an independent third-party vendor (the "Third-Party"). The Third Party Report provided detailed comparative management fee, total expense and performance information for each Fund to assist the Committee in their evaluation of the Contracts. The Committee also considered information presented to them throughout the year regarding MassMutual and each of the Sub-Advisers.

The Committee considered the nature, scope and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability and business strategy of MassMutual; (ii) the capability of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed, and considered separately for each Fund, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund's advisory fee and total net expense ratio against peer funds; and (ii) the Fund's relative performance (over various time periods against peer funds and a benchmark index). In connection with their review, the Trustees noted that they had received in advance of the meeting or during the course of the past year: (i) detailed information regarding MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (ii) a wide range of information about each Sub-Adviser and its personnel with responsibilities for providing services to the respective Fund and the fees payable to each Sub-Adviser by MassMutual. Throughout the discussion, Management responded to Trustee questions and provided additional information concerning each Fund.

With respect to the Large Cap Value Fund and Small Cap Growth Equity Fund, the Committee considered, in addition to the other factors noted above, the fact that each Fund (i) had total net expenses that ranked in the 3rd quintile or better in the Fund's expense group or expense universe and (ii) had performance for the three-year period that ranked in the 2nd quintile in the Fund's performance universe.

With respect to the NASDAQ-100 Fund, Emerging Growth Fund and Equity Index Fund, the Committee considered, in addition to the other factors noted above, the fact that each Fund (i) either

50

Notes to Financial Statements (Unaudited) (Continued)

had total net expenses that ranked in the 1st quintile in the Fund's expense universe or were close to median and (ii) had performance that had improved during the past two years, in the case of the Emerging Growth Fund following a Sub-Adviser change.

With respect to the Growth Equity Fund, the Committee considered, in addition to the other factors noted above, the fact that (i) the Fund had total net expenses that ranked in the 3rd quintile or better in the Fund's expense group and expense universe and (ii) MassMutual has implemented, or is proposing to implement, changes to address the Fund's 5th quintile ranking in its performance universe for the three-year period.

In conjunction with their review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials or discussed at the meeting concerning economies of scale and the profitability of MassMutual's relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each Fund individually, which included a sensitivity analysis for those Funds without breakpoints of the expected level of profitability assuming increased Fund assets at specified levels. The discussions and consideration included the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called "fallout benefits" to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to Sub-Advisers due to so-called "soft-dollar arrangements."

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual's oversight of the Funds and the sub-advisory process; (ii) MassMutual's levels of profitability from its relationship to the various Funds were not excessive and the advisory fees payable under the Contracts and the total net expenses are fair and reasonable; (iii) the investment processes, research capabilities and philosophies of each Sub-Adviser appear well suited to each Fund, given its investment objective and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed to remedy any underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (v) the terms of the Contract were fair and reasonable with respect to each Fund and were in the best interest of each Fund's shareholders.

At a meeting in May 2008, the Board, including the Independent Trustees, approved an Amendment to each Fund's Sub-Advisory Agreement to reflect that (i) each Sub-Adviser will not consult with any of the Funds' other Sub-Advisers concerning transactions for the Funds for which they sub-advise and (ii) if two or more Sub-Advisers are responsible for providing investment advice to a Fund, that each Sub-Adviser's responsibility for providing advice is limited to their discrete portion of the Fund's portfolio.

51

Other Information (Unaudited)

Fund Expenses June 30, 2008

Expense Examples	The following information is in regards to expenses for the six months ended June 30, 2008:
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2008.

Actual Expenses	The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes	The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expense Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expense Incurred*
Large Cap Value Fund	$1,000	0.82%	$890.20	$3.85	$1,020.80	$4.12
Equity Index Fund
Class I	1,000	0.44%	878.70	2.06	1,022.70	2.21
Class II	1,000	0.28%	879.70	1.31	1,023.50	1.41
Class III	1,000	0.14%	880.60	0.65	1,024.20	0.70
Growth Equity Fund	1,000	0.91%	890.30	4.28	1,020.30	4.57
NASDAQ-100 Fund	1,000	0.56%	879.20	2.62	1,022.10	2.82
Small Cap Growth Equity Fund	1,000	1.14%	880.70	5.33	1,019.20	5.72
Emerging Growth Fund	1,000	1.19%	958.20	5.79	1,018.90	5.97

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2008, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year; unless stated otherwise.

52

Securities offered through registered representatives of MML Investors Services, Inc.
Member FINRA and SIPC (www.finra.org and www.sipc.org)
1295 State Street, Springfield, MA 01111.

© 2008 Massachusetts Mutual Life Insurance Company. All rights reserved.

MassMutual Financial Group is a marketing name for Massachusetts Mutual Life
Insurance Company (MassMutual) and its affiliated companies and sales representatives.

L4540 708

MML Series
Investment Fund II

Semiannual Report

MML Series
Investment Fund

Semiannual Report

MML Asset Allocation Fund

MML Equity Income Fund

MML Income & Growth Fund

MML Growth & Income Fund

MML Blue Chip Growth Fund

MML Large Cap Growth Fund

MML Concentrated Growth Fund

MML Mid Cap Value Fund

MML Mid Cap Growth Fund

MML Small/Mid Cap Value Fund

MML Small Cap Index Fund

MML Global Fund

MML Foreign Fund

MML Conservative Allocation Fund

MML Balanced Allocation Fund

MML Moderate Allocation Fund

MML Growth Allocation Fund

MML Aggressive Allocation Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2008

| insure | invest | retire |

Table of Contents

Letter to Shareholders	1

Portfolio Summary	3

Portfolio of Investments

MML Asset Allocation Fund	17

MML Equity Income Fund	27

MML Income & Growth Fund	29

MML Growth & Income Fund	32

MML Blue Chip Growth Fund	35

MML Large Cap Growth Fund	37

MML Concentrated Growth Fund	39

MML Mid Cap Value Fund	40

MML Mid Cap Growth Fund	42

MML Small/Mid Cap Value Fund	47

MML Small Cap Index Fund	49

MML Global Fund	55

MML Foreign Fund	58

MML Conservative Allocation Fund	60

MML Balanced Allocation Fund	61

MML Moderate Allocation Fund	62

MML Growth Allocation Fund	63

MML Aggressive Allocation Fund	64

Statement of Assets and Liabilities	66

Statement of Operations	72

Statement of Changes in Net Assets	78

Financial Highlights	88

Notes to Financial Statements	97

Other Information	116

This material must be preceded or accompanied by a current prospectus for the MML Series Investment Fund. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

MML Series Investment Fund – President's Letter to Shareholders

To Our Shareholders

June 30, 2008

Richard J. Byrne

"The financial markets continue to react negatively to increases in energy prices along with other industrial and food commodities. At the same time, despite slowing economic growth and a difficult environment in the financial sector, the U.S. economy as a whole has proven resilient. No matter the environment, you may want to consider consulting your financial representative, who can work with you to develop a course of action that will help you stay invested for the long term, according to a plan that fits your risk tolerance, time horizon and financial objectives."

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2008. We have made some changes to this report by eliminating some components of the six-month portfolio manager report sections as part of our overall effort to streamline and improve the efficiency of our reporting. We will continue to publish the 12-month portfolio manager reports with fund-specific discussions as well as corresponding performance charts and tables in the MML Series Investment Fund Annual Report, which is published annually after December 31 (the MML Series Investment Fund fiscal year-end).

Economic Doldrums and Lack of Consumer Confidence Hinder Investment Returns

After struggling against ongoing concerns regarding the credit crisis, the depressed U.S. housing market and high energy prices early in the year, U.S. stocks attempted to rally during the spring of 2008, but surging energy prices, overall inflation and ongoing weakness in the beleaguered financial sector stymied the advance. The period featured a number of bold interventions by the Federal Reserve Board ("Fed") – including engineering the sale of investment bank Bear Stearns to JPMorgan Chase as well as multiple reductions of key target short-term interest rates – which helped stabilize share prices over the short term but failed to keep investors optimistic in the face of bad news affecting a variety of industries and the U.S. economy overall. The May employment report indicated the nation's unemployment rate moved meaningfully higher from 5.0% to 5.5% and fueled concerns that the U.S. economy might enter a recession after all. June brought a worsening inflation picture. While the so-called "core" numbers for May consumer and producer prices, which exclude volatile food and energy prices, both registered 0.2% increases, broader inflation figures for the month were much higher. Near the end of the six-month period, crude oil traded above $140 per barrel, roughly double the price of a year earlier. In turn, sharply higher fuel prices created a stiff headwind for the auto and airline industries, as well as for consumer confidence generally.

For the six months ended June 30, 2008, exposure to financials and General Motors were factors pressuring the blue-chip Dow Jones Industrial AverageSM ("Dow"), which returned -14.44%. In the process, the venerable Dow finished the period just above bear market status. A bear market in a particular index occurs when the index declines 20% or more from its peak. At quarter-end, the Dow had declined nearly 20% from its October 2007 peak. Other key market benchmarks also experienced declines during the period. The S&P 500® Index, a broad measure of large-cap stock activity, returned -11.91%. The NASDAQ Composite® Index came back somewhat in the second half of the period on the relative strength of technology stocks, but still returned -13.55%. Small-cap stocks, as measured by the Russell 2000® Index, returned -9.37%. Foreign stocks also endured their share of declines, as the MSCI® EAFE® Index, a measure of foreign developed markets, finished the six months with a -10.96% return.*

The market's increasing focus on inflation in the latter half of the period – along with easing concerns about a systemic failure due to the subprime mortgage crisis – had a mainly negative impact on the bond market, which had held up well earlier in the year. The yield of the bellwether 10-year Treasury note climbed to end the period just below 4.00%. At the same time, short-term rates declined, prompted by the Fed's numerous cuts in its target federal funds rate – a key overnight bank lending rate – over the period. At the central bank's June meeting, though, the Fed held that key rate steady amid speculation that it could begin raising rates as early as the fall to curb inflation. Against this backdrop, the Lehman Brothers® U.S. Aggregate Index finished the six months with a still-positive +1.13% return.*

* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MML Series Investment Fund – President's Letter to Shareholders (Continued)

What's behind the move in crude?

When the price of crude oil crossed the $100-per-barrel threshold in the first quarter of 2008, plenty of consumers rubbed their eyes in disbelief. After all, as recently as the previous summer, crude had been trading in the low $70s, and its price had leveled out after surging higher during the bad hurricane season of 2005. As it turned out, the first quarter was only a preview of more to come. The rally accelerated in the second quarter, with crude oil touching $140 a barrel by the end of June, pushing the average price of a gallon of regular gasoline at the pump to more than $4.00.

Rising energy prices, together with increases in other commodities, also had a noticeable impact on U.S. inflation. The latest figures from the Labor Department revealed that consumer prices rose 0.6% in May, and producer prices recorded an even larger 1.4% jump. Year-over-year changes for both data series reached alarmingly high levels as well.

While the role of oil speculators on surging prices is an area of hot debate, at this point few would deny the impact of changes in fundamental supply and demand conditions. Recently, much attention has been focused on the demand side of the crude oil equation, and with considerable justification. The rapid expansion of the middle class and the accompanying infrastructure build-out occurring in China, India and other emerging markets appear to be trends that could drive the demand for crude oil into the future.

Outlook

While increases in the price of crude oil and related commodities in the energy complex have unnerved many investors, near vertical increases in the price of any commodity have historically not been sustainable for long. The financial markets continue to react negatively to increases in energy prices along with other industrial and food commodities. At the same time, despite slowing economic growth and a difficult environment in the financial sector, the U.S. economy as a whole has proven resilient. No matter the environment, you may want to consider consulting your financial representative, who can work with you to develop a course of action that will help you stay invested for the long term, according to a plan that fits your risk tolerance, time horizon and financial objectives.

Richard J. Byrne
President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/08 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results

MML Series Investment Fund – Portfolio Summary

What is the investment objective of the MML Asset Allocation Fund – and who is the Fund's sub-adviser?
   The Fund seeks to provide high total return consistent with preservation of capital over the long term by investing its assets in both equity and fixed-income securities. The Fund's sub-adviser determines the asset allocation between equity and fixed-income securities. Up to 80% of the Fund's assets may be invested in equities; up to 60% in fixed income. The Fund's sub-adviser is Capital Guardian Trust Company (Capital Guardian).

MML Asset Allocation Fund Asset Allocation (% of Net Assets) on 6/30/08
Equities	65.3%
Bonds & Notes	34.2%
Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%
100.0%
MML Asset Allocation Fund Largest Holdings (% of Net Assets) on 6/30/08
Google, Inc. Class A	2.1%
Genentech, Inc.	1.8%
JP Morgan Chase & Co.	1.6%
The Goldman Sachs Group, Inc.	1.5%
Target Corp.	1.4%
Baxter International, Inc.	1.3%
United Parcel Service, Inc. Class B	1.2%
Schlumberger Ltd.	1.0%
Applied Materials, Inc.	1.0%
Wells Fargo & Co.	1.0%

MML Series Investment Fund – Portfolio Summary (Continued)

What is the investment objective of the MML Equity Income Fund – and who is the Fund's sub-adviser?
   The Fund seeks dividend income and long-term capital growth by investing in the common stocks of established companies. The Fund's sub-adviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Equity Income Fund Industry Table (% of Net Assets) on 6/30/08

Oil & Gas	11.6%
Diversified Financial	10.3%
Banks	7.1%
Manufacturing	6.9%
Pharmaceuticals	5.6%
Media	5.6%
Insurance	4.9%
Telecommunications	4.9%
Electric	4.6%
Foods	3.7%
Household Products	2.3%
Retail	2.0%
Chemicals	1.7%
Semiconductors	1.7%
Forest Products & Paper	1.7%
Computers	1.5%
Software	1.4%
Health Care — Products	1.4%
Oil & Gas Services	1.3%
Cosmetics & Personal Care	1.2%
Internet	1.1%
Building Materials	1.1%
Mining	1.1%

Beverages	1.1%
Biotechnology	1.0%
Commercial Services	0.9%
Home Furnishing	0.9%
Gas	0.9%
Lodging	0.7%
Housewares	0.6%
Leisure Time	0.6%
Pipelines	0.6%
Toys, Games & Hobbies	0.6%
Environmental Controls	0.6%
Distribution & Wholesale	0.5%
Agriculture	0.5%
Transportation	0.4%
Health Care — Services	0.4%
Home Builders	0.3%
Airlines	0.3%
Hand & Machine Tools	0.3%
Auto Manufacturers	0.3%
Total Long-Term Investments	96.2%
Short-Term Investments and Other Assets and Liabilities	3.8%
100.0%

MML Equity Income Fund Largest Holdings (% of Net Assets) on 6/30/08
General Electric Co.	3.0%
Chevron Corp.	2.8%
Exxon Mobil Corp.	2.6%
JP Morgan Chase & Co.	2.2%
AT&T, Inc.	2.0%
Royal Dutch Shell PLC Sponsored ADR	1.9%
Marsh & McLennan Cos., Inc.	1.5%
Murphy Oil Corp.	1.4%
Microsoft Corp.	1.4%
Johnson & Johnson	1.4%

MML Series Investment Fund – Portfolio Summary (Continued)

What is the investment objective of the MML Income & Growth Fund – and who is the Fund's sub-adviser?
   The Fund seeks growth of capital by investing in common stocks of companies which the Fund's sub-adviser believes offer prospects for capital growth. Income is a secondary objective. The Fund's sub-adviser is American Century Investment Management, Inc. (American Century).

MML Income & Growth Fund Industry Table (% of Net Assets) on 6/30/08

Oil & Gas	17.4%
Computers	8.6%
Diversified Financial	6.1%
Retail	4.9%
Telecommunications	4.7%
Banks	4.3%
Aerospace & Defense	4.1%
Pharmaceuticals	3.9%
Health Care — Products	3.7%
Insurance	3.6%
Electric	3.3%
Media	2.9%
Household Products	2.5%
Commercial Services	2.1%
Mining	2.1%
Chemicals	2.0%
Manufacturing	2.0%
Biotechnology	1.9%
Software	1.8%
Agriculture	1.6%
Semiconductors	1.4%
Foods	1.3%
Transportation	1.3%
Office Equipment/Supplies	1.3%
Electronics	1.1%
Beverages	1.0%
Internet	1.0%
Toys, Games & Hobbies	1.0%

Automotive & Parts	0.9%
Machinery — Construction & Mining	0.8%
Cosmetics & Personal Care	0.8%
Oil & Gas Services	0.6%
Real Estate Investment Trusts (REITS)	0.6%
Home Builders	0.5%
Health Care — Services	0.5%
Engineering & Construction	0.5%
Iron & Steel	0.4%
Coal	0.3%
Electrical Components & Equipment	0.3%
Savings & Loans	0.2%
Pipelines	0.2%
Gas	0.1%
Leisure Time	0.1%
Apparel	0.0%
Advertising	0.0%
Entertainment	0.0%
Environmental Controls	0.0%
Hand & Machine Tools	0.0%
Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%
100.0%

MML Income & Growth Fund Largest Holdings (% of Net Assets) on 6/30/08
Exxon Mobil Corp.	5.4%
Chevron Corp.	3.1%
International Business Machines Corp.	2.7%
ConocoPhillips Co.	2.6%
Pfizer, Inc.	2.2%
Verizon Communications, Inc.	2.1%
JP Morgan Chase & Co.	2.0%
Occidental Petroleum Corp.	2.0%
AT&T, Inc.	2.0%
Hewlett-Packard Co.	1.9%

MML Series Investment Fund – Portfolio Summary (Continued)

What is the investment objective of the MML Growth & Income Fund – and who is the Fund's sub-adviser?
   The Fund seeks capital appreciation and income by investing at least 80% of its net assets, under normal market conditions, in equity securities and equity-related securities of companies domiciled in the U.S. with market capitalizations greater than $1 billion at the time of purchase. The Fund's sub-adviser is Capital Guardian Trust Company (Capital Guardian).

MML Growth & Income Fund Industry Table (% of Net Assets) on 6/30/08

Pharmaceuticals	7.5%
Diversified Financial	7.4%
Retail	6.4%
Telecommunications	6.4%
Oil & Gas	5.2%
Semiconductors	4.8%
Computers	4.4%
Internet	4.2%
Oil & Gas Services	3.8%
Insurance	3.3%
Software	3.0%
Media	2.9%
Biotechnology	2.9%
Banks	2.8%
Health Care — Products	2.8%
Foods	2.7%
Manufacturing	2.6%
Chemicals	2.4%
Transportation	2.3%
Beverages	2.3%
Mining	1.9%
Iron & Steel	1.6%
Health Care — Services	1.6%
Savings & Loans	1.5%
Electronics	1.5%
Agriculture	1.3%

Engineering & Construction	1.2%
Electric	1.1%
Aerospace & Defense	1.1%
Auto Manufacturers	1.1%
Electrical Components & Equipment	0.8%
Commercial Services	0.8%
Airlines	0.5%
Lodging	0.5%
Cosmetics & Personal Care	0.4%
Automotive & Parts	0.4%
Water	0.3%
Coal	0.3%
Advertising	0.3%
Machinery — Construction & Mining	0.3%
Investment Companies	0.3%
Leisure Time	0.3%
Energy — Alternate Sources	0.2%
Household Products	0.1%
Real Estate Investment Trusts (REITS)	0.1%
Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%
100.0%

MML Growth & Income Fund Largest Holdings (% of Net Assets) on 6/30/08
Google, Inc. Class A	3.1%
Genentech, Inc.	2.7%
JP Morgan Chase & Co.	2.5%
The Goldman Sachs Group, Inc.	2.3%
Target Corp.	2.0%
Baxter International, Inc.	1.9%
United Parcel Service, Inc. Class B	1.8%
Schlumberger Ltd.	1.5%
Wells Fargo & Co.	1.5%
Applied Materials, Inc.	1.5%

MML Series Investment Fund – Portfolio Summary (Continued)

What is the investment objective of the MML Blue Chip Growth Fund – and who is the Fund's sub-adviser?
   The Fund seeks long-term capital growth by normally investing at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies. Income is a secondary objective. The Fund's sub-adviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Blue Chip Growth Fund Industry Table (% of Net Assets) on 6/30/08

Telecommunications	7.6%
Internet	7.4%
Oil & Gas Services	6.7%
Retail	6.5%
Pharmaceuticals	6.3%
Diversified Financial	5.5%
Health Care — Products	5.5%
Software	5.4%
Computers	4.8%
Oil & Gas	4.8%
Commercial Services	4.6%
Manufacturing	4.4%
Chemicals	3.6%
Banks	3.5%
Semiconductors	3.4%
Biotechnology	2.9%
Aerospace & Defense	2.5%
Health Care — Services	2.2%
Engineering & Construction	1.8%
Media	1.8%

Mining	1.6%
Lodging	1.2%
Toys, Games & Hobbies	1.0%
Cosmetics & Personal Care	0.8%
Advertising	0.7%
Beverages	0.6%
Machinery — Construction & Mining	0.4%
Electronics	0.4%
Entertainment	0.3%
Transportation	0.3%
Distribution & Wholesale	0.2%
Insurance	0.2%
Foods	0.1%
Iron & Steel	0.1%
Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%
100.0%

MML Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 6/30/08
Google, Inc. Class A	3.4%
Schlumberger Ltd.	3.3%
Apple, Inc.	2.8%
Danaher Corp.	2.6%
Microsoft Corp.	2.3%
Smith International, Inc.	2.3%
CVS Caremark Corp.	2.2%
Gilead Sciences, Inc.	2.1%
Amazon.com, Inc.	2.1%
State Street Corp.	1.9%

MML Series Investment Fund – Portfolio Summary (Continued)

What is the investment objective of the MML Large Cap Growth Fund – and who is the Fund's sub-adviser?
   The Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in the common stocks and securities convertible into common stocks of companies which the Fund's sub-adviser believes offer prospects for long-term growth and which, at the time of purchase, have market capitalizations of at least approximately $10 billion. The Fund's sub-adviser is AllianceBernstein L.P. (AllianceBernstein).

MML Large Cap Growth Fund Industry Table (% of Net Assets) on 6/30/08

Computers	13.4%
Diversified Financial	10.5%
Pharmaceuticals	10.4%
Oil & Gas Services	8.3%
Internet	6.2%
Chemicals	5.4%
Semiconductors	5.4%
Telecommunications	5.3%
Health Care — Products	5.2%
Retail	4.7%
Biotechnology	3.8%
Manufacturing	3.3%
Oil & Gas	2.8%
Foods	2.5%

Beverages	2.5%
Software	2.2%
Cosmetics & Personal Care	2.1%
Machinery — Diversified	1.5%
Aerospace & Defense	1.1%
Apparel	1.0%
Engineering & Construction	0.7%
Mining	0.5%
Electronics	0.2%
Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%
100.0%

MML Large Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/08
Google, Inc. Class A	6.2%
Apple, Inc.	6.1%
Hewlett-Packard Co.	4.5%
Schlumberger Ltd.	3.8%
Monsanto Co.	3.7%
CME Group, Inc.	3.5%
Gilead Sciences, Inc.	3.3%
Cisco Systems, Inc.	3.1%
Research In Motion Ltd.	2.8%
EOG Resources, Inc.	2.8%

MML Series Investment Fund – Portfolio Summary (Continued)

What is the investment objective of the MML Concentrated Growth Fund – and who is the Fund's sub-adviser?
   The Fund seeks long-term growth of capital by investing primarily in common stocks of companies that the Fund's sub-adviser believes offer above-average growth potential and trade at a significant discount to the sub-adviser's assessment of their intrinsic value. Any income realized will be incidental to the Fund's objective. The Fund's sub-adviser is Legg Mason Capital Management, Inc. (Legg Mason).

MML Concentrated Growth Fund Industry Table (% of Net Assets) on 6/30/08

Internet	19.2%
Telecommunications	16.8%
Engineering & Construction	8.2%
Software	6.4%
Diversified Financial	6.2%
Commercial Services	5.6%
Oil & Gas	4.7%
Electrical Components & Equipment	3.8%
Semiconductors	3.7%
Foods	3.5%
Electric	3.1%

Electronics	3.1%
Machinery — Construction & Mining	3.0%
Insurance	2.1%
Oil & Gas Services	1.9%
Transportation	1.9%
Media	1.9%
Computers	1.8%
Total Long-Term Investments	96.9%
Short-Term Investments and Other Assets and Liabilities	3.1%
100.0%

MML Concentrated Growth Fund Largest Holdings (% of Net Assets) on 6/30/08
Nokia Oyj Sponsored ADR	7.8%
Yahoo!, Inc.	6.0%
eBay, Inc.	5.8%
The Shaw Group, Inc.	5.7%
Quanta Services, Inc.	5.6%
Amazon.com, Inc.	5.3%
Cisco Systems, Inc.	4.7%
Qualcomm, Inc.	4.3%
General Cable Corp.	3.8%
Texas Instruments, Inc.	3.7%

MML Series Investment Fund – Portfolio Summary (Continued)

What is the investment objective of the MML Mid Cap Value Fund – and who is the Fund's sub-adviser?
   The Fund seeks long-term capital growth. Income is a secondary objective. The Fund's sub-adviser is American Century Investment Management, Inc. (American Century).

MML Mid Cap Value Fund Industry Table (% of Net Assets) on 6/30/08

Electric	10.8%
Foods	8.8%
Insurance	7.1%
Household Products	6.6%
Banks	4.7%
Packaging & Containers	4.3%
Health Care — Products	3.4%
Entertainment	3.3%
Chemicals	3.2%
Forest Products & Paper	2.7%
Electrical Components & Equipment	2.5%
Investment Companies	2.5%
Beverages	2.4%
Savings & Loans	2.3%
Diversified Financial	2.3%
Semiconductors	2.1%
Gas	2.0%
Pharmaceuticals	1.7%
Environmental Controls	1.6%
Computers	1.5%
Real Estate Investment Trusts (REITS)	1.5%
Pipelines	1.4%
Distribution & Wholesale	1.3%
Electronics	1.3%
Retail	1.1%

Machinery — Diversified	1.1%
Office Furnishings	1.0%
Media	0.9%
Health Care — Services	0.9%
Oil & Gas	0.9%
Automotive & Parts	0.9%
Office Equipment/Supplies	0.8%
Auto Manufacturers	0.8%
Home Builders	0.8%
Building Materials	0.7%
Home Furnishing	0.7%
Toys, Games & Hobbies	0.5%
Airlines	0.5%
Transportation	0.5%
Software	0.4%
Leisure Time	0.4%
Aerospace & Defense	0.4%
Water	0.3%
Metal Fabricate & Hardware	0.3%
Commercial Services	0.3%
Mining	0.3%
Manufacturing	0.3%
Total Long-Term Investments	96.1%
Short-Term Investments and Other Assets and Liabilities	3.9%
100.0%

MML Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/08
Kimberly-Clark Corp.	4.3%
Bemis Co., Inc.	3.0%
Kraft Foods, Inc. Class A	2.5%
Portland General Electric Co.	2.3%
Beckman Coulter, Inc.	1.9%
ConAgra Foods, Inc.	1.8%
Marsh & McLennan Cos., Inc.	1.7%
People's United Financial, Inc.	1.7%
International Speedway Corp. Class A	1.7%
Speedway Motorsports, Inc.	1.6%

MML Series Investment Fund – Portfolio Summary (Continued)

What is the investment objective of the MML Mid Cap Growth Fund – and who is the Fund's sub-adviser?  The Fund seeks long-term capital appreciation by investing, under normal conditions, at least 80% of its net assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund's sub-adviser expects to grow at a faster rate than the average company. The Fund's sub-adviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Mid Cap Growth Fund Industry Table (% of Net Assets) on 6/30/08

Commercial Services	7.3%
Semiconductors	6.5%
Telecommunications	6.3%
Retail	6.2%
Pharmaceuticals	5.6%
Oil & Gas Services	5.1%
Oil & Gas	4.8%
Health Care — Products	4.4%
Internet	3.6%
Electronics	3.5%
Software	3.4%
Computers	3.3%
Diversified Financial	3.2%
Biotechnology	3.1%
Machinery — Diversified	2.8%
Media	2.3%
Aerospace & Defense	2.2%
Insurance	2.0%
Health Care — Services	1.8%
Coal	1.8%
Advertising	1.6%
Mining	1.6%
Electrical Components & Equipment	1.5%
Manufacturing	1.5%
Lodging	1.3%
Electric	1.2%
Entertainment	1.1%
Automotive & Parts	0.9%

Airlines	0.9%
Distribution & Wholesale	0.8%
Foods	0.7%
Transportation	0.6%
Engineering & Construction	0.4%
Chemicals	0.4%
Banks	0.3%
Real Estate	0.3%
Auto Manufacturers	0.3%
Iron & Steel	0.2%
Energy — Alternate Sources	0.2%
Machinery — Construction & Mining	0.2%
Pipelines	0.2%
Environmental Controls	0.1%
Metal Fabricate & Hardware	0.1%
Leisure Time	0.1%
Cosmetics & Personal Care	0.1%
Home Builders	0.1%
Beverages	0.1%
Household Products	0.1%
Savings & Loans	0.0%
Toys, Games & Hobbies	0.0%
Office Furnishings	0.0%
Total Long-Term Investments	96.1%
Short-Term Investments and Other Assets and Liabilities	3.9%
100.0%

MML Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/08
Smith International, Inc.	1.8%
Roper Industries, Inc.	1.8%
FLIR Systems, Inc.	1.6%
Ametek, Inc.	1.5%
Elan Corp. PLC Sponsored ADR	1.4%
Edwards Lifesciences Corp.	1.2%
Rockwell Collins, Inc.	1.2%
Murphy Oil Corp.	1.1%
EOG Resources, Inc.	1.1%
Western Union Co.	1.1%

MML Series Investment Fund – Portfolio Summary (Continued)

What is the investment objective of the MML Small/Mid Cap Value Fund – and who is the Fund's sub-adviser?
   On May 1, 2008, MML Small Cap Value Fund's name changed to MML Small/Mid Cap Value Fund. The Fund seeks long-term total return by investing, under normal circumstances, at least 80% of its net assets in a broadly diversified portfolio of equity investments in small- and mid-cap U.S. issuers, including foreign issuers that are traded in the United States. The Fund's sub-adviser is AllianceBernstein L.P. (AllianceBernstein).

MML Small/Mid Cap Value Fund Industry Table (% of Net Assets) on 6/30/08

Insurance	7.6%
Chemicals	6.7%
Foods	6.1%
Transportation	4.9%
Health Care — Services	4.7%
Electronics	4.1%
Real Estate Investment Trusts (REITS)	4.0%
Banks	4.0%
Electric	3.4%
Automotive & Parts	3.2%
Savings & Loans	3.2%
Hand & Machine Tools	3.2%
Distribution & Wholesale	2.8%
Metal Fabricate & Hardware	2.8%
Iron & Steel	2.5%
Oil & Gas Services	2.4%
Semiconductors	2.3%
Retail	2.3%
Trucking & Leasing	1.9%
Commercial Services	1.8%
Machinery — Diversified	1.7%

Oil & Gas	1.6%
Manufacturing	1.6%
Beverages	1.5%
Telecommunications	1.5%
Packaging & Containers	1.4%
Office Equipment/Supplies	1.4%
Airlines	1.3%
Agriculture	1.2%
Home Builders	1.2%
Leisure Time	1.2%
Gas	1.1%
Pharmaceuticals	0.9%
Machinery — Construction & Mining	0.8%
Electrical Components & Equipment	0.8%
Computers	0.5%
Building Materials	0.4%
Total Long-Term Investments	94.0%
Short-Term Investments and Other Assets and Liabilities	6.0%
100.0%

MML Small/Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/08
Oil States International, Inc.	2.2%
Ryder System, Inc.	2.0%
Arch Capital Group Ltd.	2.0%
GATX Corp.	1.9%
Ruddick Corp.	1.9%
Northeast Utilities	1.9%
Kennametal, Inc.	1.8%
Cytec Industries, Inc.	1.8%
Platinum Underwriters Holdings Ltd.	1.8%
Aspen Insurance Holdings Ltd.	1.8%

MML Series Investment Fund – Portfolio Summary (Continued)

What is the investment objective of the MML Small Cap Index Fund – and who is the Fund's sub-adviser?
   The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities in the Standard & Poor's SmallCap 600® Index (S&P SmallCap 600 Index). The Fund's sub-adviser is Northern Trust Investments, N.A. (Northern).

  "Standard & Poor's®", "S&P®", "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

MML Small Cap Index Fund Industry Table (% of Net Assets) on 6/30/08
Retail	6.4%
Real Estate Investment Trusts (REITS)	5.7%
Oil & Gas Services	5.3%
Banks	4.8%
Commercial Services	4.7%
Electronics	4.6%
Health Care — Products	4.6%
Oil & Gas	4.5%
Software	4.2%
Gas	3.6%
Semiconductors	3.4%
Insurance	2.9%
Transportation	2.7%
Health Care — Services	2.7%
Aerospace & Defense	2.3%
Machinery — Diversified	2.1%
Computers	2.0%
Distribution & Wholesale	2.0%
Foods	1.9%
Telecommunications	1.8%
Manufacturing	1.8%
Apparel	1.7%
Pharmaceuticals	1.6%
Internet	1.5%
Building Materials	1.5%
Electric	1.5%
Diversified Financial	1.4%
Chemicals	1.3%
Metal Fabricate & Hardware	1.1%
Environmental Controls	1.0%
Coal	0.9%
Mining	0.8%
Leisure Time	0.8%
Biotechnology	0.8%
Electrical Components & Equipment	0.8%
Media	0.6%
Hand & Machine Tools	0.6%
Forest Products & Paper	0.6%
Engineering & Construction	0.5%
Home Builders	0.4%
Home Furnishing	0.4%
Housewares	0.4%
Savings & Loans	0.3%
Textiles	0.3%
Beverages	0.3%
Automotive & Parts	0.3%
Cosmetics & Personal Care	0.3%
Agriculture	0.3%
Household Products	0.2%
Toys, Games & Hobbies	0.2%
Advertising	0.2%
Entertainment	0.2%
Iron & Steel	0.2%
Airlines	0.2%
Office Furnishings	0.2%
Storage & Warehousing	0.1%
Real Estate	0.1%
Machinery — Construction & Mining	0.1%
Water	0.1%
Energy — Alternate Sources	0.1%
Lodging	0.1%
Equity Fund	0.1%
Auto Manufacturers	0.0%
Packaging & Containers	0.0%
Total Long-Term Investments	98.1%
Short-Term Investments and Other Assets and Liabilities	1.9%
100.0%

MML Small Cap Index Fund Largest Holdings (% of Net Assets) on 6/30/08
Oceaneering International, Inc.	0.9%
Patriot Coal Corp.	0.9%
St. Mary Land & Exploration Co.	0.8%
Unit Corp.	0.8%
Helix Energy Solutions Group, Inc.	0.8%
Ansys, Inc.	0.8%
Atwood Oceanics, Inc.	0.7%
Southern Union Co.	0.7%
Itron, Inc.	0.7%
Penn Virginia Corp.	0.7%

MML Series Investment Fund – Portfolio Summary (Continued)

What is the investment objective of the MML Global Fund – and who is the Fund's sub-adviser?
   The Fund seeks long-term capital appreciation by mainly investing in the securities of U.S. and foreign companies, including companies in developed and emerging industrialized markets. The Fund's sub-adviser is Neuberger Berman Management, Inc. (Neuberger Berman).

MML Global Fund Country Weightings (% of Net Assets) on 6/30/08

United States	42.9%
United Kingdom	7.6%
Japan	6.7%
Germany	6.2%
Canada	5.5%
France	4.5%
Brazil	3.5%
Belgium	2.5%
Netherlands	2.2%
Ireland	2.1%
Italy	1.7%
Bermuda	1.7%
Australia	1.6%
Spain	1.5%

Republic of Korea	1.4%
Switzerland	1.2%
Austria	1.0%
Greece	0.9%
Norway	0.8%
Sweden	0.7%
Luxembourg	0.6%
Cyprus	0.5%
Finland	0.4%
Cayman Islands	0.4%
Total Long-Term Investments	98.1%
Short-Term Investments and Other Assets and Liabilities	1.9%
100.0%

MML Global Fund Largest Holdings (% of Net Assets) on 6/30/08
Exxon Mobil Corp.	2.4%
Occidental Petroleum Corp.	2.2%
JP Morgan Chase & Co.	1.7%
Petroleo Brasileiro SA Sponsored ADR (Brazil)	1.5%
Vodafone Group PLC	1.4%
Canadian Natural Resources Ltd.	1.4%
Apache Corp.	1.3%
Metlife, Inc.	1.3%
CVS Caremark Corp.	1.3%
Vallourec SA	1.2%

MML Series Investment Fund – Portfolio Summary (Continued)

What is the investment objective of the MML Foreign Fund – and who is the Fund's sub-adviser?
   The Fund seeks long-term capital growth by investing, under normal conditions, at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. The Fund's sub-adviser is Templeton Investment Counsel, LLC (Templeton).

MML Foreign Fund Country Weightings (% of Net Assets) on 6/30/08

United Kingdom	21.5%
Germany	10.3%
France	8.3%
Japan	5.9%
Switzerland	5.6%
Spain	4.7%
Netherlands	4.4%
Republic of Korea	4.4%
Italy	4.1%
Taiwan	3.0%
Singapore	2.9%
South Africa	1.5%
Norway	1.5%
Hong Kong	1.4%
Sweden	1.4%
Brazil	1.3%

Denmark	1.3%
Australia	1.3%
Finland	1.1%
Austria	1.1%
Israel	0.9%
Russia	0.9%
Cayman Islands	0.9%
Canada	0.9%
China	0.8%
Bermuda	0.8%
Mexico	0.8%
Total Long-Term Investments	93.0%
Short-Term Investments and Other Assets and Liabilities	7.0%
100.0%

MML Foreign Fund Largest Holdings (% of Net Assets) on 6/30/08
Telefonica SA Sponsored ADR (Spain)	2.0%
Total SA	1.8%
E.ON AG	1.8%
Royal Dutch Shell PLC Class B	1.8%
Samsung Electronics Co. Ltd.	1.7%
Eni SpA	1.6%
Nestle SA Registered	1.6%
Novartis AG	1.6%
BP PLC	1.6%
Sasol Ltd., Sponsored ADR (South Africa)	1.5%

MML Series Investment Fund – Portfolio Summary (Continued)

What are the investment objectives of the MML Allocation Fund Series
   Each Fund in the series – the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund and MML Aggressive Allocation Fund – has the following investment objective: seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

  Assets are allocated among underlying funds according to an asset allocation strategy of approximately 40% in equity funds and 60% in fixed-income funds, including money market funds for the MML Conservative Allocation Fund; 50% in equity funds and 50% in fixed-income funds, including money market funds for the MML Balanced Allocation Fund; 60% in equity funds and 40% in fixed-income funds, including money market funds for the MML Moderate Allocation Fund; 75% in equity funds and 25% in fixed-income funds, including money market funds for the MML Growth Allocation Fund; and 90% in equity funds and 10% in fixed-income funds, including money market funds for the MML Aggressive Allocation Fund.

MML Conservative Allocation Fund Asset Allocation Fund (% of Net Assets) on 6/30/08
Equity Funds	39.1%
Fixed Income Funds	61.0%
Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%
100.0%
MML Balanced Allocation Fund Asset Allocation Fund (% of Net Assets) on 6/30/08
Equity Funds	48.6%
Fixed Income Funds	51.4%
Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.0)%
100.0%

MML Moderate Allocation Fund Asset Allocation Fund (% of Net Assets) on 6/30/08
Equity Funds	58.7%
Fixed Income Funds	41.3%
Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.0)%
100.0%
MML Growth Allocation Fund Asset Allocation Fund (% of Net Assets) on 6/30/08
Equity Funds	74.0%
Fixed Income Funds	26.0%
Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.0)%
100.0%

MML Aggressive Allocation Fund Asset Allocation Fund (% of Net Assets) on 6/30/08
Equity Funds	89.6%
Fixed Income Funds	10.5%
Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%
100.0%

MML Asset Allocation Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 65.3%
COMMON STOCK — 64.9%
Advertising — 0.2%
Omnicom Group, Inc.	9,000	$403,920
Aerospace & Defense — 0.7%
Boeing Co.	11,300	742,636
United Technologies Corp.	13,000	802,100
		1,544,736
Agriculture — 0.9%
Altria Group, Inc.	25,700	528,392
Philip Morris International, Inc.	26,800	1,323,652
		1,852,044
Airlines — 0.4%
Southwest Airlines Co.	56,400	735,456
Auto Manufacturers — 0.5%
Ford Motor Co.(a)	75,300	362,193
General Motors Corp.	17,500	201,250
Honda Motor Co. Ltd. Sponsored ADR (Japan)	16,700	568,301
		1,131,744
Automotive & Parts — 0.2%
Johnson Controls, Inc.	16,800	481,824
Banks — 1.8%
Fifth Third Bancorp	14,100	143,538
SunTrust Banks, Inc.	10,900	394,798
Wachovia Corp.	71,726	1,113,905
Wells Fargo & Co.	87,700	2,082,875
		3,735,116
Beverages — 1.5%
Anheuser-Busch Cos., Inc.	6,400	397,568
The Coca-Cola Co.	12,400	644,552
PepsiCo, Inc.	31,600	2,009,444
		3,051,564
Biotechnology — 2.0%
Celgene Corp.(a)	4,700	300,189
Genentech, Inc.(a)	50,300	3,817,770
		4,117,959
Chemicals — 1.6%
Celanese Corp. Class A	9,300	424,638
Monsanto Co.	7,000	885,080
Potash Corp. of Saskatchewan	8,500	1,942,845
		3,252,563

	Number of Shares	Value
Coal — 0.2%
Arch Coal, Inc.	5,600	$420,168
Commercial Services — 0.6%
Monster Worldwide, Inc.(a)	15,600	321,516
Paychex, Inc.	26,300	822,664
		1,144,180
Computers — 2.8%
Affiliated Computer Services, Inc. Class A(a)	6,500	347,685
Apple, Inc.(a)	5,700	954,408
Brocade Communications Systems, Inc.(a)	112,400	926,176
Cognizant Technology Solutions Corp. Class A(a)	8,400	273,084
Dell, Inc.(a)	38,700	846,756
International Business Machines Corp.	3,800	450,414
NetApp, Inc.(a)	10,300	223,098
SanDisk Corp.(a)	65,000	1,215,500
Seagate Technology	18,200	348,166
Sun Microsystems, Inc.(a)	26,575	289,136
		5,874,423
Cosmetics & Personal Care — 0.2%
Bare Escentuals, Inc.(a)	15,800	295,934
The Estee Lauder Cos., Inc. Class A	4,713	218,919
		514,853
Diversified Financial — 4.8%
Fannie Mae	60,000	1,170,600
Freddie Mac	58,100	952,840
The Goldman Sachs Group, Inc.	17,900	3,130,710
JP Morgan Chase & Co.	98,700	3,386,397
Lehman Brothers Holdings, Inc.	43,500	861,735
SLM Corp.(a)	23,700	458,595
		9,960,877
Electric — 0.7%
The AES Corp.(a)	17,800	341,938
Allegheny Energy, Inc.	7,300	365,803
Edison International	9,000	462,420
Pinnacle West Capital Corp.	7,700	236,929
		1,407,090

	Number of Shares	Value
Electrical Components & Equipment — 0.5%
Emerson Electric Co.	10,400	$514,280
Energizer Holdings, Inc.(a)	7,600	555,484
		1,069,764
Electronics — 1.0%
Agilent Technologies, Inc.(a)	21,400	760,556
Flextronics International Ltd.(a)	34,200	321,480
Jabil Circuit, Inc.	58,500	959,985
		2,042,021
Energy – Alternate Sources — 0.1%
SunPower Corp. Class A(a)	3,300	237,534
Engineering & Construction — 0.7%
Fluor Corp.(a)	7,500	1,395,600
Foods — 1.9%
Campbell Soup Co.	13,600	455,056
General Mills, Inc.	5,400	328,158
Kraft Foods, Inc. Class A	61,844	1,759,462
Sara Lee Corp.	70,300	861,175
Unilever NV NY Shares	17,700	502,680
		3,906,531
Health Care – Products — 1.9%
Baxter International, Inc.	42,500	2,717,450
Medtronic, Inc.	24,200	1,252,350
		3,969,800
Health Care – Services — 1.1%
Aetna, Inc.	7,600	308,028
DaVita, Inc.(a)	11,500	610,995
UnitedHealth Group, Inc.	49,000	1,286,250
		2,205,273
Household Products — 0.1%
Jarden Corp.(a)	8,100	147,744
Insurance — 2.2%
AFLAC, Inc.	11,300	709,640
Ambac Financial Group, Inc.	38,500	51,590
American International Group, Inc.	54,600	1,444,716
Berkshire Hathaway, Inc. Class A(a)	5	603,750
Marsh & McLennan Cos., Inc.	12,000	318,600
MBIA, Inc.	26,800	117,652
Mercury General Corp.	5,200	242,944

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Progressive Corp.	27,700	$518,544
XL Capital Ltd. Class A	26,600	546,896
		4,554,332
Internet — 2.7%
eBay, Inc.(a)	22,600	617,658
Google, Inc. Class A(a)	8,200	4,316,644
Yahoo!, Inc.(a)	29,400	607,404
		5,541,706
Investment Companies — 0.2%
American Capital Strategies Ltd.	15,000	356,550
Iron & Steel — 1.1%
Allegheny Technologies, Inc.	21,800	1,292,304
Cleveland-Cliffs, Inc.	7,800	929,682
		2,221,986
Leisure Time — 0.2%
Carnival Corp.	10,600	349,376
Lodging — 0.3%
Las Vegas Sands Corp.(a)	11,000	521,840
Wynn Resorts Ltd.	2,400	195,240
		717,080
Manufacturing — 1.7%
Danaher Corp.	8,000	618,400
General Electric Co.	65,800	1,756,202
Illinois Tool Works, Inc.	18,700	888,437
Tyco International Ltd.	7,000	280,280
		3,543,319
Media — 1.8%
CBS Corp. Class B	35,200	686,048
Comcast Corp. Class A	16,650	315,850
Gannett Co., Inc.	30,300	656,601
Time Warner Cable, Inc. Class A(a)	20,700	548,136
Time Warner, Inc.	25,700	380,360
Viacom, Inc. Class B(a)	9,500	290,130
The Walt Disney Co.	29,000	904,800
		3,781,925
Mining — 1.2%
Barrick Gold Corp.	40,000	1,820,000
Freeport-McMoRan Copper & Gold, Inc.	4,900	574,231
Vulcan Materials Co.	3,200	191,296
		2,585,527
Oil & Gas — 3.4%
Anadarko Petroleum Corp.	8,400	628,656
Chevron Corp.	10,800	1,070,604

	Number of Shares	Value
ConocoPhillips Co.	14,300	$1,349,777
EOG Resources, Inc.	4,200	551,040
Exxon Mobil Corp.	10,400	916,552
Marathon Oil Corp.	30,700	1,592,409
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	12,500	1,021,375
		7,130,413
Oil & Gas Services — 2.6%
Baker Hughes, Inc.	4,400	384,296
BJ Services Co.	31,800	1,015,692
Schlumberger Ltd.	19,800	2,127,114
Weatherford International Ltd.(a)	36,100	1,790,199
		5,317,301
Pharmaceuticals — 4.8%
Abbott Laboratories	18,100	958,757
Allergan, Inc.	20,800	1,082,640
AstraZeneca PLC Sponsored ADR (United Kingdom)	35,900	1,526,827
Bristol-Myers Squibb Co.	26,200	537,886
Forest Laboratories, Inc.(a)	39,400	1,368,756
Gilead Sciences, Inc.(a)	6,700	354,765
ImClone Systems, Inc.(a)	24,500	991,270
Pfizer, Inc.	40,300	704,041
Sanofi-Aventis ADR (France)	23,400	777,582
Schering-Plough Corp.	8,400	165,396
Sepracor, Inc.(a)	25,500	507,960
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	8,300	380,140
Wyeth	11,000	527,560
		9,883,580
Real Estate Investment Trusts (REITS) — 0.1%
Douglas Emmett, Inc.	3,900	85,683
Host Hotels & Resorts, Inc.	4,200	57,330
		143,013
Retail — 4.3%
Best Buy Co., Inc.	47,700	1,888,920
Coach, Inc.(a)	7,400	213,712
Costco Wholesale Corp.	4,000	280,560
Hanesbrands, Inc.(a)	26,350	715,139
The Home Depot, Inc.	24,600	576,132
Lowe's Cos., Inc.	25,700	533,275
Nordstrom, Inc.	32,500	984,750
Target Corp.	61,500	2,859,135
Urban Outfitters, Inc.(a)	18,400	573,896
Walgreen Co.	9,200	299,092
		8,924,611

	Number of Shares	Value
Savings & Loans — 0.9%
Astoria Financial Corp.	12,200	$244,976
Hudson City Bancorp, Inc.	72,200	1,204,296
Washington Mutual, Inc.	93,400	460,462
		1,909,734
Semiconductors — 3.1%
Altera Corp.	11,400	235,980
Applied Materials, Inc.	109,700	2,094,173
ASML Holding NV	10,433	254,565
Intel Corp.	47,900	1,028,892
KLA-Tencor Corp.	41,200	1,677,252
Lam Research Corp.(a)	9,200	332,580
Microchip Technology, Inc.	8,000	244,320
Micron Technology, Inc.(a)	85,600	513,600
		6,381,362
Software — 2.0%
Adobe Systems, Inc.(a)	18,300	720,837
Cerner Corp.(a)	14,900	673,182
Microsoft Corp.	67,700	1,862,427
Oracle Corp.(a)	27,200	571,200
VeriFone Holdings, Inc.(a)	30,000	358,500
		4,186,146
Telecommunications — 4.2%
American Tower Corp. Class A(a)	18,600	785,850
AT&T, Inc.	51,700	1,741,773
Ciena Corp.(a)	8,700	201,579
Cisco Systems, Inc.(a)	87,300	2,030,598
Corning, Inc.	10,100	232,805
Level 3 Communications, Inc.(a)	181,900	536,605
Polycom, Inc.(a)	17,900	436,044
Qualcomm, Inc.	35,300	1,566,261
TW Telecom, Inc.(a)	58,700	940,961
Verizon Communications, Inc.	9,400	332,760
		8,805,236
Transportation — 1.5%
FedEx Corp.	8,600	677,594
United Parcel Service, Inc. Class B	40,100	2,464,947
		3,142,541
Water — 0.2%
American Water Works Co., Inc.(a)	19,900	441,382
TOTAL COMMON STOCK (Cost $154,515,818)		134,519,904

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.4%
Banks — 0.1%
Fifth Third Bancorp	1,500	$160,500
Diversified Financial — 0.1%
SLM Corp.	100	99,635
Pharmaceuticals — 0.1%
Schering Plough Corp.	1,500	287,670
Savings & Loans — 0.1%
Washington Mutual, Inc.	280	164,360
TOTAL PREFERRED STOCK (Cost $900,575)		712,165
TOTAL EQUITIES (Cost $155,416,393)		135,232,069
	Principal Amount
BONDS & NOTES — 34.2%
CORPORATE DEBT — 8.1%
Auto Manufacturers — 0.2%
Ford Motor Co. 4.250% 12/15/36	$442,000	321,555
Banks — 1.2%
BAC Capital Trust XIII FRN 3.176% 3/15/43	185,000	139,629
Banco Mercantil del Norte SA VRN (Acquired 10/05/06, Cost $160,000)(b) (c) 6.862% 10/13/21	160,000	147,738
Bank of America Corp. VRN 8.000% 12/29/49	230,000	215,480
Bank of America Corp. VRN 8.125% 12/29/49	15,000	14,179
Barclays Bank PLC VRN (Acquired 6/26/07, Cost $131,851)(b) (c) 7.434% 12/17/49	100,000	93,884
Capital One Financial Corp. 4.800% 2/21/12	170,000	158,068
Capital One Financial Corp. 6.250% 11/15/13	230,000	224,656
CoBank ACB FRN (Acquired 6/06/07, Cost $250,000)(b) (c) 3.376% 6/15/22	295,000	233,915

	Principal Amount	Value
Depfa ACS Bank (Acquired 1/28/08, Cost $138,232)(b) (c) 5.125% 3/16/37	$135,000	$128,546
HSBK Europe BV (Acquired 4/25/07, Cost $188,419)(b) (c) 7.250% 5/03/17	190,000	162,271
HSBK Europe BV (Acquired 5/22/06, Cost $101,125)(b) (c) 7.750% 5/13/13	100,000	94,500
Kazkommerts International BV Reg S 8.000% 11/03/15	100,000	82,490
Royal Bank of Scotland Group PLC VRN (Acquired 9/27/07-10/05/07, Cost $204,963)(b) (c) 6.990% 10/29/49	100,000	90,003
Unicredit Luxembourg Finance VRN (Acquired 6/29/06, Cost $200,000)(b) (c) 5.584% 1/13/17	200,000	192,988
US AgBank FCB VRN (Acquired 5/10/07, Cost $346,511)(b) (c) 6.110% 12/31/49	345,000	237,912
Zions Bancorporation 5.500% 11/16/15	245,000	195,138
		2,411,397
Beverages — 0.1%
Anheuser-Busch Cos., Inc. 5.500% 1/15/18	250,000	234,455
Biotechnology — 0.1%
Amgen, Inc. 6.150% 6/01/18	50,000	50,252
Amgen, Inc. 6.900% 6/01/38	100,000	102,165
Biogen Idec, Inc. 6.000% 3/01/13	35,000	34,731
		187,148
Chemicals — 0.0%
Rohm & Haas Co. 6.000% 9/15/17	100,000	97,375
Computers — 0.0%
Hewlett-Packard Co. 5.500% 3/01/18	75,000	73,456
Diversified Financial — 1.2%
American Express Co. 8.150% 3/19/38	50,000	55,572

	Principal Amount	Value
The Bear Stearns Cos., Inc. 7.250% 2/01/18	$130,000	$135,663
Caterpillar Financial Services Corp. Series S 4.850% 12/07/12	35,000	34,896
The Charles Schwab Corp. 6.375% 9/01/17	50,000	49,805
CIT Group, Inc. 7.625% 11/30/12	50,000	41,559
Citigroup Capital XXI VRN 8.300% 12/21/37	160,000	151,093
Citigroup, Inc. 6.125% 11/21/17	50,000	47,985
Citigroup, Inc. 6.125% 5/15/18	50,000	47,848
Countrywide Financial Corp. 5.800% 6/07/12	280,000	264,826
Countrywide Home Loans, Inc. 4.125% 9/15/09	10,000	9,551
Countrywide Home Loans, Inc. 5.625% 7/15/09	30,000	29,256
Ford Motor Credit Co. LLC 8.625% 11/01/10	150,000	127,246
General Electric Capital Corp. 5.625% 5/01/18	230,000	222,423
GMAC LLC 6.625% 5/15/12	100,000	68,602
The Goldman Sachs Group, Inc. 6.150% 4/01/18	305,000	295,898
International Lease Finance Corp. 5.000% 4/15/10	125,000	121,171
International Lease Finance Corp. 6.375% 3/25/13	100,000	91,277
JP Morgan Chase Capital XXV Series Y 6.800% 10/01/37	160,000	143,614
Lehman Brothers Holdings, Inc. 5.750% 1/03/17	125,000	110,308
Lehman Brothers Holdings, Inc. 6.875% 5/02/18	150,000	145,216
Merrill Lynch & Co., Inc. 6.875% 4/25/18	50,000	47,586
National Rural Utilities Cooperative Finance Corp. 5.450% 2/01/18	100,000	96,167

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp. 5.500% 7/01/13	$50,000	$50,573
SLM Corp. 5.000% 4/15/15	100,000	84,617
		2,472,752
Electric — 0.4%
Abu Dhabi National Energy Co. (Acquired 10/27/06, Cost $99,485)(b) (c) 5.875% 10/27/16	100,000	97,979
Appalachian Power Co. 5.550% 4/01/11	75,000	75,303
Connecticut Light & Power Co. Series A 5.650% 5/01/18	50,000	49,337
Consumers Energy Co. 5.650% 9/15/18	35,000	34,391
Consumers Energy Co. Series M 5.500% 8/15/16	65,000	64,044
Edison Mission Energy 7.500% 6/15/13	100,000	99,250
Energy East Corp. 6.750% 7/15/36	125,000	119,225
EON International Finance BV (Acquired 4/15/08, Cost $69,705)(b) (c) 5.800% 4/30/18	70,000	68,741
Florida Power Corp. 5.650% 6/15/18	130,000	131,197
Jersey Central Power & Light Co. 6.150% 6/01/37	45,000	40,366
National Grid PLC 6.300% 8/01/16	20,000	20,026
Ohio Edison Co. 6.400% 7/15/16	25,000	24,940
Pacific Gas & Electric Co. 4.200% 3/01/11	50,000	49,581
Public Service Electric & Gas Co. 5.300% 5/01/18	25,000	24,663
Virginia Electric and Power Co. 5.950% 9/15/17	25,000	25,124
		924,167
Electronics — 0.0%
Koninklijke Philips Electronics NV 5.750% 3/11/18	75,000	73,479

	Principal Amount	Value
Foods — 0.1%
Delhaize Group 6.500% 6/15/17	$25,000	$25,218
Kraft Foods, Inc. 6.125% 8/23/18	100,000	96,842
Kraft Foods, Inc. 6.875% 2/01/38	50,000	48,610
		170,670
Health Care – Products — 0.0%
Boston Scientific Corp. 7.000% 11/15/35	40,000	35,200
Health Care – Services — 0.1%
Tenet Healthcare Corp. 9.875% 7/01/14	150,000	150,750
Holding Company – Diversified — 0.1%
Capmark Financial Group, Inc. 5.875% 5/10/12	305,000	215,151
Capmark Financial Group, Inc. 6.300% 5/10/17	75,000	48,481
		263,632
Insurance — 1.0%
The Allstate Corp. Series B VRN 6.125% 5/15/37	45,000	40,829
Allstate Financial Global Funding (Acquired 5/01/06, Cost $663,558)(b) (c) 4.250% 9/10/08	680,000	680,960
Assured Guaranty US Holdings, Inc. Series A VRN 6.400% 12/15/16	30,000	19,793
Berkshire Hathaway Finance Corp. (Acquired 5/06/08, Cost $194,758)(b) (c) 4.600% 5/15/13	195,000	194,403
CNA Financial Corp. 7.250% 11/15/23	75,000	69,580
Liberty Mutual Group, Inc. VRN (Acquired 5/21/08, Cost $196,088)(b) (c) 10.750% 6/15/38	200,000	191,500
Liberty Mutual Group, Inc. (Acquired 5/26/06, Cost $112,664)(b) (c) 6.500% 3/15/35	205,000	161,424

	Principal Amount	Value
Liberty Mutual Group, Inc. (Acquired 8/10/06, Cost $93,158)(b) (c) 7.500% 8/15/36	$25,000	$21,863
Liberty Mutual Group, Inc. (Acquired 8/29/07-9/24/07, Cost $156,487)(b) (c) 7.800% 3/15/37	170,000	135,722
Lincoln National Corp. 6.200% 12/15/11	160,000	162,766
Monumental Global Funding III FRN (Acquired 1/18/07, Cost $170,000)(b) (c) 2.913% 1/15/14	170,000	155,421
Nationwide Financial Services 6.750% 5/15/37	75,000	59,403
XL Capital Ltd., Series E VRN 6.500% 12/31/49	225,000	151,875
		2,045,539
Iron & Steel — 0.1%
ArcelorMittal (Acquired 5/19/08, Cost $49,861)(b) (c) 5.375% 6/01/13	50,000	49,234
ArcelorMittal (Acquired 5/19/08, Cost $8,010)(b) (c) 6.125% 6/01/18	150,000	146,588
		195,822
Lodging — 0.0%
Wyndham Worldwide Corp. 6.000% 12/01/16	80,000	70,646
Machinery – Construction & Mining — 0.0%
Atlas Copco AB (Acquired 5/15/07, Cost $49,978)(b) (c) 5.600% 5/22/17	50,000	48,641
Manufacturing — 0.1%
General Electric Co. 5.000% 2/01/13	125,000	125,900
Media — 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Acquired 5/01/06-11/16/06, Cost $435,591)(b) (c) 8.375% 4/30/14	100,000	94,750

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Comcast Corp. 5.875% 2/15/18	$95,000	$91,398
Comcast Corp. 6.950% 8/15/37	50,000	49,179
COX Communications, Inc. 7.750% 11/01/10	50,000	52,684
McGraw-Hill Cos., Inc. 5.375% 11/15/12	50,000	49,933
News America, Inc. 6.400% 12/15/35	90,000	85,169
News America, Inc. 6.650% 11/15/37	50,000	48,822
Nielsen Finance LLC/Nielsen Finance Co. 10.000% 8/01/14	200,000	201,500
Thomson Reuters Corp. 5.950% 7/15/13	50,000	50,201
Time Warner Cable, Inc. 6.750% 7/01/18	35,000	35,232
Time Warner Cable, Inc. 7.300% 7/01/38	75,000	74,539
Time Warner, Inc. 5.875% 11/15/16	50,000	47,148
Time Warner, Inc. 6.500% 11/15/36	25,000	22,255
Time Warner, Inc. 7.625% 4/15/31	60,000	60,915
Univision Communications, Inc. (Acquired 12/11/07, Cost $279,750)(b) (c) 9.750% 3/15/15	175,000	128,625
		1,092,350
Mining — 0.0%
Freeport-McMoRan Copper & Gold, Inc. 6.875% 2/01/14	35,000	36,225
Oil & Gas — 0.2%
Apache Corp. 6.000% 1/15/37	50,000	49,062
Canadian Natural Resources Ltd. 5.700% 5/15/17	50,000	48,983
Gaz Capital SA(b) 6.510% 3/07/22	100,000	88,122
Husky Energy, Inc. 6.800% 9/15/37	60,000	59,443
Marathon Oil Corp. 6.600% 10/01/37	85,000	83,797
XTO Energy, Inc. 6.100% 4/01/36	85,000	80,959
		410,366
Pharmaceuticals — 0.2%
Abbott Laboratories 5.600% 11/30/17	30,000	30,260

	Principal Amount	Value
AstraZeneca PLC 5.400% 9/15/12	$50,000	$51,133
Cardinal Health, Inc. 5.800% 10/15/16	100,000	97,871
GlaxoSmithKline Capital, Inc. 4.850% 5/15/13	75,000	74,899
GlaxoSmithKline Capital, Inc. 5.650% 5/15/18	80,000	79,694
Hospira, Inc. 5.550% 3/30/12	40,000	39,297
		373,154
Pipelines — 0.5%
Enbridge Energy Partners LP (Acquired 4/04/08, Cost $24,867)(b) (c) 6.500% 4/15/18	25,000	25,108
Enterprise Products Operating LP 5.600% 10/15/14	100,000	97,960
Enterprise Products Operating LP 6.875% 3/01/33	100,000	98,183
Gulfstream Natural Gas System LLC (Acquired 6/01/06, Cost $243,573)(b) (c) 6.190% 11/01/25	250,000	234,995
Kinder Morgan Energy Partners LP 5.125% 11/15/14	65,000	61,144
Kinder Morgan Energy Partners LP 6.000% 2/01/17	145,000	143,274
Kinder Morgan Energy Partners LP 6.500% 2/01/37	60,000	56,733
Southern Natural Gas Co. (Acquired 3/14/07, Cost $159,951)(b) (c) 5.900% 4/01/17	160,000	152,854
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	75,000	68,749
Williams Cos., Inc. 7.875% 9/01/21	95,000	100,700
Williams Cos., Inc. 8.750% 3/15/32	45,000	51,075
		1,090,775
Real Estate — 0.0%
WEA Finance LLC / WCI Finance LLC (Acquired 2/21/08, Cost $18,338)(b) (c) 5.700% 10/01/16	50,000	46,692

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 0.4%
Brandywine Operating Partnership LP 5.400% 11/01/14	$155,000	$137,522
Brandywine Operating Partnership LP 5.700% 5/01/17	85,000	72,227
Brandywine Operating Partnership LP 6.000% 4/01/16	10,000	8,894
Developers Diversified Realty Corp. 5.000% 5/03/10	150,000	145,353
Developers Diversified Realty Corp. 5.500% 5/01/15	20,000	17,851
Hospitality Properties Trust 6.700% 1/15/18	75,000	64,419
Kimco Realty Corp. 4.820% 6/01/14	50,000	45,499
Prologis 5.250% 11/15/10	170,000	169,716
Prologis 5.625% 11/15/15	45,000	42,277
Simon Property Group LP 5.300% 5/30/13	50,000	49,191
Simon Property Group LP 6.125% 5/30/18	105,000	102,144
		855,093
Retail — 0.3%
CVS Pass-Through Trust (Acquired 6/03/08, Cost $8,010)(b) (c) 5.789% 1/10/26	8,835	8,577
CVS Pass-Through Trust (Acquired 11/17/06, Cost $30,732)(b) (c) 5.298% 1/11/27	20,753	19,223
Home Depot, Inc. FRN 2.901% 12/16/09	170,000	165,578
Macy's Retail Holdings, Inc. 6.375% 3/15/37	60,000	46,211
Michaels Stores, Inc. 10.000% 11/01/14	100,000	86,625
New Albertsons, Inc. 7.250% 5/01/13	275,000	279,274
		605,488
Savings & Loans — 0.5%
Independence Community Bank Corp. 4.900% 9/23/10	170,000	155,202
JP Morgan Chase Capital XX, Series T 6.550% 9/29/36	160,000	138,372

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rockies Express Pipeline LLC(b) 6.850% 7/15/18	$70,000	$70,855
SMFG Preferred Capital USD 1 Ltd. VRN (Acquired 4/25/07, Cost $241,142)(b) (c) 6.078% 1/29/49	120,000	101,464
Twin Reefs Pass-Through Trust FRN (Acquired 5/22/06, Cost $200,450)(b) (c) 3.449% 12/10/49	200,000	7,100
Washington Mutual Preferred Funding II VRN (Acquired 2/15/07, Cost $202,429)(b) (c) 6.665% 12/31/49	200,000	108,000
Washington Mutual Preferred Funding IV VRN (Acquired 10/18/07, Cost $300,000)(b) (c) 9.750% 10/29/49	300,000	236,250
Washington Mutual, Inc. 5.500% 8/24/11	125,000	108,750
		925,993
Semiconductors — 0.0%
KLA-Tencor Corp. 6.900% 5/01/18	60,000	58,822
Telecommunications — 0.6%
AT&T, Inc. 4.950% 1/15/13	400,000	398,614
AT&T, Inc. 5.625% 6/15/16	50,000	49,516
British Telecommunications PLC 5.950% 1/15/18	100,000	95,696
Cisco Systems, Inc. 5.250% 2/22/11	50,000	51,479
New Cingular Wireless Services, Inc. 8.750% 3/01/31	25,000	29,664
Sprint Capital Corp. 8.750% 3/15/32	35,000	33,338
Telecom Italia Capital SA 5.250% 10/01/15	50,000	45,758
Telecom Italia Capital SA 6.999% 6/04/18	50,000	50,426
Telecom Italia Capital SA 7.721% 6/04/38	25,000	25,403
US Unwired, Inc. 10.000% 6/15/12	320,000	327,200

	Principal Amount	Value
Verizon Communications, Inc. 5.500% 4/01/17	$50,000	$48,057
Vodafone Group PLC 6.150% 2/27/37	50,000	45,726
		1,200,877
Transportation — 0.1%
BNSF Funding Trust I VRN 6.613% 12/15/55	15,000	13,566
Burlington Northern Santa Fe Corp. 6.150% 5/01/37	60,000	56,532
Union Pacific Corp. 5.700% 8/15/18	25,000	24,396
Union Pacific Corp. 5.750% 11/15/17	15,000	14,754
		109,248
Water — 0.1%
Veolia Environnement 5.250% 6/03/13	50,000	49,954
Veolia Environnement 6.000% 6/01/18	70,000	69,839
		119,793
TOTAL CORPORATE DEBT (Cost $18,159,959)		16,827,460
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.8%
Airlines — 0.1%
Delta Air Lines, Inc., Series 2002-1, Class G2 6.417% 7/02/12	125,000	120,000
Automobile ABS — 0.8%
AmeriCredit Automobile Receivables Trust, Series 2007-DF, Class A4A 5.560% 6/06/14	50,000	50,670
Carmax Auto Owner Trust, Series 2007-2, Class A3 5.230% 12/15/11	50,000	50,840
CPS Auto Trust, Series 2007-A, Class A4 (Acquired 3/22/07, Cost $324,919)(b) (c) 5.050% 11/15/13	325,000	287,026
CPS Auto Trust, Series 2006-C, Class A4 (Acquired 9/22/06, Cost $349,899)(b) (c) 5.140% 6/17/13	349,999	318,355

	Principal Amount	Value
CPS Auto Trust, Series 2007-TFC, Class A2 (Acquired 5/02/07, Cost $174,969)(b) (c) 5.250% 12/16/13	$143,272	$131,922
Drive Auto Receivables Trust, Series 2006-2, Class A3 (Acquired 10/18/06, Cost $174,998) STEP(b) (c) 5.330% 4/15/14	175,000	166,469
Prestige Auto Receivables Trust, Series 2005-1A, Class A2 (Acquired 5/23/06, Cost $982,461)(b) (c) 4.370% 6/15/12	457,202	458,130
Rental Car Finance Corp., Series 2005-1A, Class A2 (Acquired 5/22/06, Cost $421,670)(b) (c) 4.590% 6/25/11	250,000	222,266
		1,685,678
Commercial MBS — 1.4%
American Tower Trust, Series 2007-1A, Class AFX (Acquired 4/27/07, Cost $75,000)(b) (c) 5.419% 4/15/37	75,000	72,323
American Tower Trust, Series 2007-1A, Class B (Acquired 4/27/07, Cost $50,000)(b) (c) 5.537% 4/15/37	50,000	45,865
American Tower Trust, Series 2007-1A, Class D (Acquired 4/27/07, Cost $400,000)(b) (c) 5.956% 4/15/37	400,000	333,760
Crown Castle Towers LLC, Series 2006-1A, Class E (Acquired 11/15/06, Cost $290,000)(b) (c) 6.065% 11/15/36	290,000	258,196
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A3 4.499% 11/15/37	180,000	174,500

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A3 4.813% 2/15/38	$125,000	$121,903
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E (Acquired 10/03/07, Cost $213,021) VRN(b) (c) 5.015% 1/15/37	225,000	188,003
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A4 6.180% 12/15/35	175,000	179,377
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A2 6.465% 4/15/34	247,028	254,650
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A2 4.112% 1/11/17	378,158	371,107
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4 VRN 6.065% 4/15/45	50,000	49,162
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A4 6.462% 3/15/31	600,000	621,519
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A2 VRN 5.202% 1/12/44	125,000	125,379
Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class H VRN 7.688% 11/13/11	175,000	156,758
		2,952,502
Credit Card ABS — 1.1%
Advanta Business Card Master Trust, Series 2005-A2, Class A2 FRN 2.612% 5/20/13	500,000	477,578

	Principal Amount	Value
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6 6.300% 6/20/14	$300,000	$284,838
MBNA Credit Card Master Note Trust, Series 2003-C1, Class C1 FRN 4.171% 6/15/12	325,000	315,148
MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1 6.800% 7/15/14	1,000,000	935,156
Washington Mutual Master Note Trust, Series 2006-A2A, Class A (Acquired 9/13/07, Cost $96,828) FRN(b) (c) 2.521% 6/15/15	100,000	87,891
Washington Mutual Master Note Trust, Series 2007-A4A, Class A4 (Acquired 10/30//07, Cost $99,980)(b) (c) 5.200% 10/15/14	100,000	94,422
		2,195,033
Home Equity ABS — 0.3%
Countrywide Asset-Backed Certificates, Series 2006-S6, Class A6 VRN 5.657% 3/25/34	175,000	115,028
GMAC Mortgage Corp. Loan Trust, Series 2007-HE2, Class A3 VRN 6.193% 12/25/37	250,000	127,089
GSAA Trust, Series 2006-7, Class AF5A STEP 6.205% 3/25/46	50,000	44,838
Irwin Home Equity Corp., Series 2006-P1, Class 2A4 (Acquired 8/06/07, Cost $264,688) STEP(b) (c) 5.800% 6/25/37	275,000	230,955

	Principal Amount	Value
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class 1A3 6.030% 5/25/37	$175,000	$111,145
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A1F VRN 8.470% 4/25/37	24,968	24,398
		653,453
Student Loans ABS — 0.2%
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class B1 FRN 4.033% 4/25/37	75,000	5,641
CSAB Mortgage Backed Trust, Series 2006-2, Class A6A STEP 5.720% 9/25/36	350,000	284,539
New Century Home Equity Loan Trust, Series 2006-2, Class A2B FRN 2.643% 8/25/36	50,000	40,281
		330,461
WL Collateral CMO — 2.9%
American Home Mortgage Assets, Series 2007-3, Class 22A1 STEP 6.250% 6/25/37	94,340	88,673
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1 VRN 5.349% 3/25/35	261,866	247,301
Bear Stearns Asset Backed Securities Trust, Series 2005-AC3, Class 2A1 5.250% 6/25/20	98,943	91,188
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1A9 5.750% 3/25/37	223,506	185,230

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1 VRN 5.872% 6/25/47	$153,091	$110,886
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4A1 VRN 5.951% 6/25/47	219,351	166,962
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-HYB5, Class 3A1B VRN 5.927% 9/20/36	35,529	28,783
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1 5.000% 8/25/20	40,091	35,335
Indymac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2A1 6.500% 9/25/37	240,679	199,614
Indymac Index Mortgage Loan Trust, Series 2006-AR5, Class 2A1 VRN 5.836% 5/25/36	84,921	69,872
Indymac Index Mortgage Loan Trust, Series 2005-AR35, Class 2A1 VRN 5.986% 2/25/36	745,017	686,188
JP Morgan Alternative Loan Trust, Series 2006-S3, Class A6 STEP 6.120% 8/25/36	375,000	300,302
Lehman Mortgage Trust, Series 2007-7, Class 6A4 7.000% 8/25/37	44,908	39,519
Lehman Mortgage Trust, Series 2007-8, Class 3A1 7.250% 9/25/37	286,099	185,434
MASTR Alternative Loans Trust, Series 2004-5, Class 5A1 4.750% 6/25/19	252,166	219,606

	Principal Amount	Value
Residential Accredit Loans, Inc., Series 2007-QS9, Class A33 6.500% 7/25/37	$68,176	$58,589
Residential Accredit Loans, Inc., Series 2007-QS11, Class A1 7.000% 10/25/37	250,011	211,885
Residential Asset Securitization Trust, Series 2004-A6, Class A1 5.000% 8/25/19	527,590	465,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5A1 VRN 5.907% 5/25/36	323,035	267,118
WaMu Mortgage Pass Through Certificates, Series 2003-S6, Class 2A3 4.750% 7/25/18	177,046	165,694
WaMu Mortgage Pass Through Certificates, Series 2007-HY5, Class 3A1 FRN 5.826% 5/25/37	713,887	674,334
Wells Fargo Mortgage Backed Securities Trust, Series 2003-16, Class 2A1 4.500% 12/25/18	60,441	55,932
Wells Fargo Mortgage Backed Securities Trust, Series 2006-1, Class A3 5.000% 3/25/21	817,221	773,391
Wells Fargo Mortgage Backed Securities Trust, Series 2003-3, Class 2A1 5.250% 4/25/33	87,182	84,326
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1 FRN 5.654% 10/25/36	687,961	660,067
		6,071,229
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,542,885)		14,008,356

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 1.1%
Brazilian Government International Bond 11.000% 8/17/40	$50,000	$66,125
Bundesrepublik Deutschland EUR(d) 4.000% 1/04/18	180,000	270,271
Bundesrepublik Deutschland EUR(d) 4.250% 7/04/14	70,000	107,921
Canadian Government Bond CAD(d) 4.500% 6/01/15	70,000	72,531
France Government Bond OAT EUR(d) 4.750% 4/25/35	70,000	105,982
Gabonese Republic 8.200% 12/12/17	100,000	104,000
Japan Government Ten Year Bond JPY(d) 1.500% 9/20/14	80,000,000	763,965
Mexican Bonos MXN(d) 9.000% 12/24/09	500,000	48,829
Mexico Government International Bond 6.625% 3/03/15	50,000	53,625
Netherlands Government Bond EUR(d) 3.250% 7/15/15	50,000	71,641
Poland Government Bond PLN(d) 5.750% 3/24/10	100,000	46,065
Queensland Treasury Corp. AUD(d) 6.000% 10/14/15	70,000	63,189
Republic of Brazil 8.000% 1/15/18	25,000	27,843
Republic of Colombia COP(d) 9.850% 6/28/27	130,000,000	53,186
Russia Government International Bond STEP(b) 7.500% 3/31/30	98,500	110,506
Sweden Government Bond SEK(d) 6.750% 5/05/14	460,000	84,387
United Kingdom Gilt GBP(d) 4.000% 9/07/16	80,000	147,438
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,175,245)		2,197,504

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 14.3%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp. Series 3312, Class PA 5.500% 5/15/37	$118,052	$117,749
Series 3233, Class PA 6.000% 10/15/36	107,472	109,810
Federal National Mortgage Association Series 2007-33, Class HE 5.500% 4/25/37	161,269	161,210
Series 2007-40, Class PT 5.500% 5/25/37	327,067	326,208
		714,977
Pass-Through Securities — 14.0%
Farmer Mac Guaranteed Notes Trust 2006-2 (Acquired 7/20/06, Cost $249,058)(b) (c) 5.500% 7/15/11	500,000	519,513
Federal Home Loan Bank of Chicago 5.625% 6/13/16	490,000	484,986
Federal Home Loan Banks 4.625% 11/21/08	325,000	327,663
5.125% 8/14/13	200,000	208,466
Federal Home Loan Mortgage Corp. Pool #A74198 5.000% 2/01/38	98,734	94,730
Pool #A74199 5.000% 2/01/38	2,375,639	2,279,314
5.250% 7/18/11	240,000	250,743
Pool #G03865 5.500% 12/01/37	726,946	717,064
Pool #1Q0357 5.726% 11/01/37	109,806	111,931
5.750% 6/27/16	545,000	550,142
Pool #1N0364 6.333% 2/01/37	135,158	138,824
6.625% 9/15/09	1,555,000	1,622,439
Federal National Mortgage Association 5.000% 10/15/11	455,000	472,325
5.250% 8/01/12	1,535,000	1,549,915
Pool #891908 5.500% 6/01/21	619,579	625,000

	Principal Amount	Value
Pool #865972 5.500% 3/01/36	$586,184	$579,223
Pool #906271 5.500% 1/01/37	2,196,486	2,168,343
Pool #928062 5.500% 2/01/37	459,442	453,412
Pool #888352 5.500% 5/01/37	1,496,077	1,476,441
Pool #888204 6.000% 4/01/26	97,493	99,222
Pool #891436 6.000% 3/01/36	6,141,976	6,215,392
Pool #888408 6.000% 3/01/37	92,086	91,800
Pool #962955 6.000% 5/01/38	3,604,774	3,641,103
Pool #981495 6.000% 5/01/38	750,000	759,434
6.125% 3/15/12	415,000	446,320
6.250% 5/15/29	125,000	141,414
Pool #745092 6.500% 7/01/35	1,616,463	1,677,838
Pool #944066 6.500% 7/01/37	539,683	552,922
Pool #256860 6.500% 8/01/37	45,372	46,485
Pool #888373 7.000% 3/01/37	392,502	406,122
Pool #955210 7.000% 12/01/37	136,424	142,094
Pool #256975 7.000% 10/01/47	98,590	102,133
Tennessee Valley Authority, Series A 4.875% 1/15/48	135,000	125,898
		29,078,651
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $29,715,043)		29,793,628
U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Notes — 3.9%
U.S. Treasury Bond 4.500% 2/15/36	590,000	586,128
U.S. Treasury Bond 5.000% 5/15/37	435,000	467,897
U.S. Treasury Bond 5.500% 8/15/28	700,000	781,648
U.S. Treasury Bond 6.250% 8/15/23	1,595,000	1,897,178
U.S. Treasury Bond 7.250% 5/15/16	380,000	467,029

	Principal Amount	Value
U.S. Treasury Bond 8.875% 8/15/17	$91,000	$123,945
U.S. Treasury Note 2.750% 2/28/13	365,000	356,388
U.S. Treasury Note 3.625% 7/15/09	200,000	202,695
U.S. Treasury Note 3.625% 6/15/10	90,000	91,833
U.S. Treasury Note 3.625% 5/15/13	50,000	50,729
U.S. Treasury Note 3.875% 2/15/13	60,000	61,514
U.S. Treasury Note 4.250% 9/30/12	2,325,000	2,420,180
U.S. Treasury Note 4.250% 11/15/17	225,000	229,843
U.S. Treasury Note 4.875% 6/30/09	260,000	266,317
		8,003,324
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,099,999)		8,003,324
TOTAL BONDS & NOTES (Cost $73,693,131)		70,830,272
TOTAL LONG-TERM INVESTMENTS (Cost $229,109,524)		206,062,341
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(e)	560,759	560,759
TOTAL SHORT-TERM INVESTMENTS (Cost $560,759)		560,759
TOTAL INVESTMENTS — 99.8% (Cost $229,670,283)(f)		206,623,100
Other Assets/ (Liabilities) — 0.2%		515,558
NET ASSETS — 100.0%		$207,138,658

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR - American Depositary Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

COP - Colombian Peso

EUR - Euro

FRN - Floating Rate Note

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

PLN - Polish Zloty

SEK - Swedish Kronor

STEP - Step Up Bond

VRN - Variable Rate Note

(a)  Non-income producing security.

(b)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $8,182,450 or 3.95% of net assets.

(c)  Restricted security. (Note 2).

(d)  The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(e)  Maturity value of $560,773. Collateralized by U.S. Government Agency obligations with rates ranging from 2.721% - 2.821%, maturity date of 8/15/36, and an aggregate market value, including accrued interest, of $574,785.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.0%
COMMON STOCK — 92.1%
Agriculture — 0.5%
UST, Inc.	33,200	$1,813,052
Airlines — 0.3%
Southwest Airlines Co.	95,800	1,249,232
Auto Manufacturers — 0.2%
Ford Motor Co.(a)	141,600	681,096
Banks — 7.1%
Allied Irish Banks	119,600	1,843,832
Bank of America Corp.	101,900	2,432,353
The Bank of New York Mellon Corp.	121,900	4,611,477
Capital One Financial Corp.	70,600	2,683,506
Fifth Third Bancorp	143,500	1,460,830
KeyCorp	129,100	1,417,518
National City Corp.	42,800	204,156
National City Corp.	85,800	409,266
Royal Bank of Scotland Group PLC	130,800	557,552
SunTrust Banks, Inc.	91,300	3,306,886
U.S. Bancorp	159,600	4,451,244
Wells Fargo & Co.	184,400	4,379,500
		27,758,120
Beverages — 1.1%
Anheuser-Busch Cos., Inc.	67,800	4,211,736
Biotechnology — 1.0%
Amgen, Inc.(a)	83,300	3,928,428
Building Materials — 1.1%
Masco Corp.	166,700	2,622,191
USG Corp.(a)	56,700	1,676,619
		4,298,810
Chemicals — 1.7%
Du Pont (E.I.) de Nemours & Co.	86,600	3,714,274
International Flavors & Fragrances, Inc.	81,200	3,171,672
		6,885,946
Commercial Services — 0.9%
Automatic Data Processing, Inc.	12,900	540,510
H&R Block, Inc.	148,000	3,167,200
		3,707,710

	Number of Shares	Value
Computers — 1.5%
Computer Sciences Corp.(a)	53,400	$2,501,256
Dell, Inc.(a)	158,500	3,467,980
		5,969,236
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.	26,200	1,810,420
The Procter & Gamble Co.	48,700	2,961,447
		4,771,867
Distribution & Wholesale — 0.5%
Genuine Parts Co.	54,800	2,174,464
Diversified Financial — 6.3%
Citigroup, Inc.	108,700	1,821,812
Countrywide Financial Corp.	76,200	323,850
Fannie Mae	160,600	3,133,306
JP Morgan Chase & Co.	247,000	8,474,570
Legg Mason, Inc.	59,400	2,588,058
Merrill Lynch & Co., Inc.	115,000	3,646,650
SLM Corp.(a)	143,100	2,768,985
UBS AG(a)	85,555	1,767,566
		24,524,797
Electric — 4.6%
Duke Energy Corp.	142,400	2,474,912
Entergy Corp.	25,200	3,036,096
FirstEnergy Corp.	37,500	3,087,375
PG&E Corp.	42,700	1,694,763
Pinnacle West Capital Corp.	50,400	1,550,808
Progress Energy, Inc.	61,000	2,551,630
TECO Energy, Inc.	48,900	1,050,861
Xcel Energy, Inc.	126,700	2,542,869
		17,989,314
Environmental Controls — 0.6%
Waste Management, Inc.	58,200	2,194,722
Foods — 3.7%
Campbell Soup Co.	37,300	1,248,058
General Mills, Inc.	66,500	4,041,205
The Hershey Co.	144,700	4,743,266
Kraft Foods, Inc. Class A	91,600	2,606,020
McCormick & Co., Inc.	37,500	1,337,250
Whole Foods Market, Inc.	29,100	689,379
		14,665,178
Forest Products & Paper — 1.7%
International Paper Co.	199,700	4,653,010
MeadWestvaco Corp.	85,100	2,028,784
		6,681,794

	Number of Shares	Value
Gas — 0.9%
NiSource, Inc.	193,200	$3,462,144
Hand & Machine Tools — 0.3%
The Black & Decker Corp.	19,600	1,127,196
Health Care – Products — 1.4%
Johnson & Johnson	83,900	5,398,126
Health Care – Services — 0.4%
WellPoint, Inc.(a)	31,400	1,496,524
Home Builders — 0.3%
D.R. Horton, Inc.	116,800	1,267,280
Home Furnishing — 0.9%
Harman International Industries, Inc.	28,900	1,196,171
Whirlpool Corp.	38,300	2,364,259
		3,560,430
Household Products — 2.3%
Avery Dennison Corp.	77,600	3,408,968
Fortune Brands, Inc.	50,600	3,157,946
Kimberly-Clark Corp.	38,400	2,295,552
		8,862,466
Housewares — 0.6%
Newell Rubbermaid, Inc.	136,300	2,288,477
Insurance — 4.9%
American International Group, Inc.	129,100	3,415,986
Chubb Corp.	31,800	1,558,518
Genworth Financial, Inc. Class A	55,300	984,893
Lincoln National Corp.	73,700	3,340,084
Marsh & McLennan Cos., Inc.	223,000	5,920,650
The Progressive Corp.	105,100	1,967,472
The Travelers Cos., Inc.	49,500	2,148,300
		19,335,903
Internet — 1.1%
eBay, Inc.(a)	56,900	1,555,077
Yahoo!, Inc.(a)	135,600	2,801,496
		4,356,573
Leisure Time — 0.6%
Harley-Davidson, Inc.	62,900	2,280,754
Lodging — 0.7%
MGM MIRAGE(a)	77,600	2,629,864

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 6.9%
3M Co.	68,900	$4,794,751
Cooper Industries Ltd. Class A	46,600	1,840,700
Eastman Kodak Co.	121,800	1,757,574
General Electric Co.	435,900	11,634,171
Honeywell International, Inc.	61,100	3,072,108
Illinois Tool Works, Inc.	86,900	4,128,619
		27,227,923
Media — 5.6%
Cablevision Systems Corp. Class A(a)	66,800	1,509,680
CBS Corp. Class B	113,500	2,212,115
Comcast Corp. Class A	47,500	901,075
Gannett Co., Inc.	114,600	2,483,382
The McGraw-Hill Cos., Inc.	109,500	4,393,140
New York Times Co. Class A	154,000	2,370,060
Time Warner, Inc.	289,700	4,287,560
The Walt Disney Co.	116,200	3,625,440
		21,782,452
Mining — 1.1%
Alcoa, Inc.	42,700	1,520,974
Vulcan Materials Co.	46,200	2,761,836
		4,282,810
Oil & Gas — 11.6%
Anadarko Petroleum Corp.	67,700	5,066,668
BP PLC Sponsored ADR (United Kingdom)	52,800	3,673,296
Chevron Corp.	111,600	11,062,908
Exxon Mobil Corp.	116,200	10,240,706
Murphy Oil Corp.	57,300	5,618,265
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	92,300	7,541,833
Sunoco, Inc.	59,500	2,421,055
		45,624,731
Oil & Gas Services — 1.3%
BJ Services Co.	80,500	2,571,170
Schlumberger Ltd.	23,200	2,492,376
		5,063,546
Pharmaceuticals — 5.6%
Abbott Laboratories	47,500	2,516,075
Bristol-Myers Squibb Co.	123,200	2,529,296
Eli Lilly & Co.	109,600	5,059,136
Merck & Co., Inc.	101,500	3,825,535
Pfizer, Inc.	213,900	3,736,833
Wyeth	88,200	4,230,072
		21,896,947

	Number of Shares	Value
Pipelines — 0.6%
Spectra Energy Corp.	79,350	$2,280,519
Retail — 2.0%
Bed Bath & Beyond, Inc.(a)	113,400	3,186,540
The Home Depot, Inc.	167,700	3,927,534
Macy's, Inc.	34,000	660,280
		7,774,354
Semiconductors — 1.7%
Analog Devices, Inc.	98,200	3,119,814
Applied Materials, Inc.	80,500	1,536,745
Intel Corp.	94,500	2,029,860
		6,686,419
Software — 1.4%
Microsoft Corp.	198,600	5,463,486
Telecommunications — 4.9%
Alcatel-Lucent Sponsored ADR (France)(a)	302,600	1,827,704
AT&T, Inc.	234,900	7,913,781
Motorola, Inc.	201,400	1,478,276
Qwest Communications International, Inc.	483,300	1,899,369
Sprint Nextel Corp.	260,800	2,477,600
Verizon Communications, Inc.	99,900	3,536,460
		19,133,190
Toys, Games & Hobbies — 0.6%
Mattel, Inc.	128,200	2,194,784
Transportation — 0.4%
United Parcel Service, Inc. Class B	29,100	1,788,777
TOTAL COMMON STOCK (Cost $421,449,897)		360,771,177
PREFERRED STOCK — 0.9%
Diversified Financial — 0.9%
Federal National Mortgage Association	44,600	1,708,180
Merrill Lynch & Co., Inc.(b)	16	1,040,018
National City Corp.	7	667,800
		3,415,998
TOTAL PREFERRED STOCK (Cost $4,320,453)		3,415,998
TOTAL EQUITIES (Cost $425,770,350)		364,187,175

	Number of Shares	Value
MUTUAL FUND — 3.1%
Diversified Financial — 3.1%
T. Rowe Price Resource Investment Fund	12,125,750	$12,125,750
TOTAL MUTUAL FUNDS (Cost $12,125,750)		12,125,750
	Principal Amount
BONDS & NOTES — 0.1%
CORPORATE DEBT — 0.1%
Auto Manufacturers — 0.1%
Ford Motor Co. 4.250% 12/15/36	$366,000	266,265
TOTAL CORPORATE DEBT (Cost $366,000)		266,265
TOTAL BONDS & NOTES (Cost $366,000)		266,265
TOTAL LONG-TERM INVESTMENTS (Cost $438,262,100)		376,579,190
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(c)	4,976,797	4,976,797
TOTAL SHORT-TERM INVESTMENTS (Cost $4,976,797)		4,976,797
TOTAL INVESTMENTS — 97.5% (Cost $443,238,897)(d)		381,555,987
Other Assets/ (Liabilities) — 2.5%		9,947,678
NET ASSETS — 100.0%		$391,503,665

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  This security is valued in good faith under procedures established by the Board of Trustees.

(c)  Maturity value of $4,976,921. Collateralized by U.S. Government Agency obligations with a rate of 2.821%, maturity date of 8/15/36, and an aggregate market value, including accrued interest, of $5,076,638.

(d)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%
COMMON STOCK — 99.7%
Advertising — 0.0%
Omnicom Group, Inc.	1,097	$49,233
Aerospace & Defense — 4.1%
Boeing Co.	26,045	1,711,677
General Dynamics Corp.	1,716	144,487
Lockheed Martin Corp.	14,026	1,383,805
Northrop Grumman Corp.	23,544	1,575,094
Raytheon Co.	745	41,929
		4,856,992
Agriculture — 1.6%
Altria Group, Inc.	47,548	977,587
Reynolds American, Inc.	8,724	407,149
Universal Corp.	11,310	511,438
		1,896,174
Apparel — 0.0%
VF Corp.	701	49,897
Automotive & Parts — 0.9%
Johnson Controls, Inc.	2,824	80,992
Lear Corp.(a)	4,841	68,646
Magna International, Inc. Class A	14,887	881,906
TRW Automotive Holdings Corp.(a)	2,681	49,518
		1,081,062
Banks — 4.3%
Bank of America Corp.	52,960	1,264,155
The Bank of New York Mellon Corp.	9,418	356,283
Capital One Financial Corp.	15,529	590,257
Cullen/Frost Bankers, Inc.	965	48,105
International Bancshares Corp.	4,348	92,917
Regions Financial Corp.	4,921	53,688
Royal Bank of Canada	11,404	509,417
State Street Corp.	15,896	1,017,185
U.S. Bancorp	30,831	859,877
Wells Fargo & Co.	9,670	229,662
		5,021,546
Beverages — 1.0%
The Coca-Cola Co.	1,683	87,482
Coca-Cola Enterprises, Inc.	20,272	350,705
Molson Coors Brewing Co. Class B	8,885	482,722
The Pepsi Bottling Group, Inc.	8,315	232,155
PepsiCo, Inc.	1,240	78,852
		1,231,916

	Number of Shares	Value
Biotechnology — 1.9%
Amgen, Inc.(a)	43,793	$2,065,278
Invitrogen Corp.(a)	5,850	229,671
		2,294,949
Chemicals — 2.0%
Ashland, Inc.	232	11,182
CF Industries Holdings, Inc.	1,183	180,762
Du Pont (E.I.) de Nemours & Co.	35,084	1,504,753
Methanex Corp.	19,842	555,973
Sigma-Aldrich Corp.	265	14,273
Terra Industries, Inc.	1,589	78,417
		2,345,360
Coal — 0.3%
Alpha Natural Resources, Inc.(a)	1,420	148,092
Massey Energy Co.	711	66,656
Walter Industries, Inc.	1,522	165,548
		380,296
Commercial Services — 2.1%
Accenture Ltd. Class A	36,388	1,481,719
Donnelley (R.R.) & Sons Co.	21,121	627,083
Mastercard, Inc. Class A	841	223,302
Rent-A-Center, Inc.(a)	5,867	120,684
Visa, Inc. Class A(a)	479	38,948
		2,491,736
Computers — 8.6%
Apple, Inc.(a)	938	157,059
Computer Sciences Corp.(a)	33,228	1,556,400
EMC Corp.(a)	9,805	144,035
Hewlett-Packard Co.	51,178	2,262,579
International Business Machines Corp.	26,747	3,170,322
Lexmark International, Inc. Class A(a)	16,970	567,307
Seagate Technology	43,144	825,345
Sun Microsystems, Inc.(a)	4,343	47,252
Western Digital Corp.(a)	40,568	1,400,813
		10,131,112
Cosmetics & Personal Care — 0.8%
The Procter & Gamble Co.	15,630	950,460
Diversified Financial — 6.1%
The Charles Schwab Corp.	12,136	249,274
Citigroup, Inc.	43,828	734,557
Discover Financial Services	28,401	374,041
Fannie Mae	4,074	79,484
Federated Investors, Inc. Class B	333	11,462

	Number of Shares	Value
The Goldman Sachs Group, Inc.	11,216	$1,961,678
Janus Capital Group, Inc.	417	11,038
JP Morgan Chase & Co.	70,341	2,413,400
Lehman Brothers Holdings, Inc.	5,716	113,234
Merrill Lynch & Co., Inc.	9,885	313,453
Morgan Stanley	25,568	922,238
		7,183,859
Electric — 3.3%
Duke Energy Corp.	2,388	41,504
Edison International	25,761	1,323,600
Entergy Corp.	1,231	148,311
Exelon Corp.	5,354	481,646
FPL Group, Inc.	16,224	1,063,970
PPL Corp.	2,090	109,244
Progress Energy, Inc.	5,533	231,445
Public Service Enterprise Group, Inc.	3,257	149,594
Reliant Energy, Inc.(a)	18,784	399,536
		3,948,850
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	5,890	291,261
Electronics — 1.1%
Celestica, Inc.(a)	36,968	311,640
Thermo Fisher Scientific, Inc.(a)	2,671	148,855
Tyco Electronics Ltd.	22,960	822,427
		1,282,922
Engineering & Construction — 0.5%
Emcor Group, Inc.(a)	12,286	350,520
Fluor Corp.(a)	821	152,772
Jacobs Engineering Group, Inc.(a)	222	17,915
Perini Corp.(a)	2,222	73,437
		594,644
Entertainment — 0.0%
Regal Entertainment Group Class A	2,176	33,249
Environmental Controls — 0.0%
Allied Waste Industries, Inc.(a)	1,415	17,857
Foods — 1.3%
General Mills, Inc.	24,328	1,478,413
Tyson Foods, Inc. Class A	5,966	89,132
		1,567,545
Gas — 0.1%
Nicor, Inc.	2,855	121,594

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.0%
Snap-on, Inc.	316	$16,435
Health Care – Products — 3.7%
Baxter International, Inc.	11,293	722,074
Becton, Dickinson & Co.	19,580	1,591,854
Boston Scientific Corp.(a)	7,904	97,140
Johnson & Johnson	30,773	1,979,935
		4,391,003
Health Care – Services — 0.5%
AMERIGROUP Corp.(a)	20,249	421,179
Apria Healthcare Group, Inc.(a)	10,774	208,908
		630,087
Home Builders — 0.5%
NVR, Inc.(a)	1,118	559,089
Pulte Homes, Inc.	4,555	43,865
Toll Brothers, Inc.(a)	1,881	35,231
		638,185
Household Products — 2.5%
Blyth, Inc.	4,413	53,088
The Clorox Co.	838	43,744
Kimberly-Clark Corp.	29,327	1,753,168
Tupperware Brands Corp.	31,183	1,067,082
		2,917,082
Insurance — 3.6%
ACE Ltd.	24,607	1,355,600
Arch Capital Group Ltd.(a)	10,025	664,858
Aspen Insurance Holdings Ltd.	27,387	648,250
Axis Capital Holdings Ltd.	8,653	257,946
Endurance Specialty Holdings Ltd.	17,578	541,226
Max Capital Group Ltd.	3,945	84,147
PartnerRe Ltd.	3,529	243,960
The Travelers Cos., Inc.	3,672	159,365
Unum Group	13,373	273,478
		4,228,830
Internet — 1.0%
Symantec Corp.(a)	62,306	1,205,621
Iron & Steel — 0.4%
Nucor Corp.	5,865	437,940
Leisure Time — 0.1%
WMS Industries, Inc.(a)	3,236	96,336
Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	13,282	980,477
Manufacturing — 2.0%
Dover Corp.	911	44,065
General Electric Co.	61,193	1,633,241
Honeywell International, Inc.	2,063	103,728
Parker Hannifin Corp.	7,815	557,366
		2,338,400

	Number of Shares	Value
Media — 2.9%
CBS Corp. Class B	47,850	$932,596
Comcast Corp. Class A	31,562	598,731
The Walt Disney Co.	61,818	1,928,722
		3,460,049
Mining — 2.1%
Freeport-McMoRan Copper & Gold, Inc.	16,452	1,928,010
Southern Copper Corp.	4,625	493,164
		2,421,174
Office Equipment/Supplies — 1.3%
Xerox Corp.	113,268	1,535,914
Oil & Gas — 17.4%
Apache Corp.	3,057	424,923
Chevron Corp.	37,031	3,670,883
ConocoPhillips Co.	32,464	3,064,277
Devon Energy Corp.	2,740	329,238
EnCana Corp.	8,359	760,084
ENSCO International, Inc.	1,627	131,364
Exxon Mobil Corp.	72,833	6,418,772
Hess Corp.	2,714	342,480
Noble Corp.	2,086	135,507
Noble Energy, Inc.	1,307	131,432
Occidental Petroleum Corp.	26,413	2,373,472
Patterson-UTI Energy, Inc.	4,351	156,810
Stone Energy Corp.(a)	3,978	262,190
Sunoco, Inc.	2,505	101,928
Valero Energy Corp.	24,787	1,020,729
W&T Offshore, Inc.	19,999	1,170,142
		20,494,231
Oil & Gas Services — 0.6%
Oil States International, Inc.(a)	1,508	95,668
Smith International, Inc.	1,610	133,855
Transocean, Inc.(a)	3,209	489,020
Willbros Group, Inc.(a)	814	35,661
		754,204
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	37,843	776,917
Cephalon, Inc.(a)	5,244	349,722
Eli Lilly & Co.	13,779	636,039
Express Scripts, Inc.(a)	1,902	119,293
Hospira, Inc.(a)	391	15,683
Pfizer, Inc.	148,912	2,601,493
Watson Pharmaceuticals, Inc.(a)	453	12,308
Wyeth	660	31,654
		4,543,109
Pipelines — 0.2%
The Williams Cos., Inc.	4,452	179,460

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 0.6%
Apartment Investment & Management Co. Class A	346	$11,785
CBL & Associates Properties, Inc.	1,775	40,541
Hospitality Properties Trust	10,380	253,895
Host Hotels & Resorts, Inc.	2,265	30,917
HRPT Properties Trust	14,554	98,531
Prologis	2,470	134,244
Public Storage	1,039	83,941
		653,854
Retail — 4.9%
Best Buy Co., Inc.	2,487	98,485
BJ's Wholesale Club, Inc.(a)	1,027	39,745
Burger King Holdings, Inc.	6,514	174,510
Costco Wholesale Corp.	3,529	247,524
The Gap, Inc.	58,942	982,563
Macy's, Inc.	24,292	471,751
McDonald's Corp.	39,388	2,214,393
RadioShack Corp.	48,672	597,205
Wal-Mart Stores, Inc.	13,330	749,146
Walgreen Co.	4,527	147,173
Yum! Brands, Inc.	741	26,002
		5,748,497
Savings & Loans — 0.2%
Hudson City Bancorp, Inc.	8,291	138,294
New York Community Bancorp, Inc.	2,470	44,065
		182,359
Semiconductors — 1.4%
Amkor Technology, Inc.(a)	69,464	723,120
ASM International NV	67	2,010
Intel Corp.	27,359	587,671
LSI Corp.(a)	24,417	149,921
Skyworks Solutions, Inc.(a)	4,386	43,290
Xilinx, Inc.	4,329	109,307
		1,615,319
Software — 1.8%
CA, Inc.	1,588	36,667
Microsoft Corp.	65,355	1,797,916
Open Text Corp.(a)	5,606	179,952
Quest Software, Inc.(a)	7,190	106,484
		2,121,019
Telecommunications — 4.7%
American Tower Corp. Class A(a)	1,929	81,500
AT&T, Inc.	69,815	2,352,068
CenturyTel, Inc.	471	16,763
Cisco Systems, Inc.(a)	11,152	259,395
Embarq Corp.	1,876	88,679

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Qwest Communications International, Inc.	67,900	$266,847
Verizon Communications, Inc.	70,530	2,496,762
Windstream Corp.	1,539	18,991
		5,581,005
Toys, Games & Hobbies — 1.0%
Hasbro, Inc.	32,839	1,173,009
Transportation — 1.3%
Con-way, Inc.	554	26,182
CSX Corp.	7,737	485,961
Frontline Ltd.	4,705	328,315
Norfolk Southern Corp.	5,705	357,532
Ryder System, Inc.	183	12,605
Union Pacific Corp.	4,439	335,145
		1,545,740
TOTAL COMMON STOCK (Cost $120,759,535)		117,711,853
TOTAL EQUITIES (Cost $120,759,535)		117,711,853
TOTAL LONG-TERM INVESTMENTS (Cost $120,759,535)		117,711,853
	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$668,644	668,644
TOTAL SHORT-TERM INVESTMENTS (Cost $668,644)		668,644
TOTAL INVESTMENTS — 100.3% (Cost $121,428,179)(c)		118,380,497
Other Assets/ (Liabilities) — (0.3%)		(316,791)
NET ASSETS — 100.0%		$118,063,706

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Maturity value of $668,661. Collateralized by U.S. Government Agency obligations with a rate of 2.808%, maturity date of 8/15/36, and an aggregate market value, including accrued interest, of $682,605.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%
COMMON STOCK — 98.8%
Advertising — 0.3%
Omnicom Group, Inc.	13,400	$601,392
Aerospace & Defense — 1.1%
Boeing Co.	17,600	1,156,672
United Technologies Corp.	18,600	1,147,620
		2,304,292
Agriculture — 1.3%
Altria Group, Inc.	39,900	820,344
Philip Morris International, Inc.	41,300	2,039,807
		2,860,151
Airlines — 0.5%
Southwest Airlines Co.	87,100	1,135,784
Auto Manufacturers — 0.8%
Ford Motor Co.(a)	111,500	536,315
General Motors Corp.	25,100	288,650
Honda Motor Co. Ltd. Sponsored ADR (Japan)	26,000	884,780
		1,709,745
Automotive & Parts — 0.4%
Johnson Controls, Inc.	26,700	765,756
Banks — 2.7%
Fifth Third Bancorp	21,900	222,942
SunTrust Banks, Inc.	15,100	546,922
Wachovia Corp.	112,253	1,743,289
Wells Fargo & Co.	136,400	3,239,500
		5,752,653
Beverages — 2.3%
Anheuser-Busch Cos., Inc.	10,300	639,836
The Coca-Cola Co.	19,300	1,003,214
PepsiCo, Inc.	49,300	3,134,987
		4,778,037
Biotechnology — 2.9%
Celgene Corp.(a)	7,500	479,025
Genentech, Inc.(a)	74,100	5,624,190
		6,103,215
Chemicals — 2.4%
Celanese Corp. Class A	15,000	684,900
Monsanto Co.	10,700	1,352,908
Potash Corp. of Saskatchewan	13,400	3,062,838
		5,100,646

	Number of Shares	Value
Coal — 0.3%
Arch Coal, Inc.	8,700	$652,761
Commercial Services — 0.8%
Monster Worldwide, Inc.(a)	24,100	496,701
Paychex, Inc.	40,600	1,269,968
		1,766,669
Computers — 4.4%
Affiliated Computer Services, Inc. Class A(a)	12,400	663,276
Apple, Inc.(a)	8,800	1,473,472
Brocade Communications Systems, Inc.(a)	175,900	1,449,416
Cognizant Technology Solutions Corp. Class A(a)	13,400	435,634
Dell, Inc.(a)	66,500	1,455,020
International Business Machines Corp.	5,900	699,327
NetApp, Inc.(a)	16,000	346,560
SanDisk Corp.(a)	100,600	1,881,220
Seagate Technology	28,200	539,466
Sun Microsystems, Inc.(a)	42,125	458,320
		9,401,711
Cosmetics & Personal Care — 0.4%
Bare Escentuals, Inc.(a)	24,500	458,885
The Estee Lauder Cos., Inc. Class A	7,400	343,730
		802,615
Diversified Financial — 7.3%
Federal National Mortgage Association	93,000	1,814,430
Freddie Mac	90,000	1,476,000
The Goldman Sachs Group, Inc.	27,600	4,827,240
JP Morgan Chase & Co.	153,000	5,249,430
Lehman Brothers Holdings, Inc.	68,000	1,347,080
SLM Corp.(a)	35,600	688,860
		15,403,040
Electric — 1.1%
The AES Corp.(a)	26,700	512,907
Allegheny Energy, Inc.	11,600	581,276
Edison International	13,900	714,182
Pinnacle West Capital Corp.	17,800	547,706
		2,356,071

	Number of Shares	Value
Electrical Components & Equipment — 0.8%
Emerson Electric Co.	18,600	$919,770
Energizer Holdings, Inc.(a)	12,000	877,080
		1,796,850
Electronics — 1.5%
Agilent Technologies, Inc.(a)	33,100	1,176,374
Flextronics International Ltd.(a)	45,200	424,880
Jabil Circuit, Inc.	90,700	1,488,387
		3,089,641
Energy – Alternate Sources — 0.2%
SunPower Corp. Class A(a)	4,800	345,504
Engineering & Construction — 1.2%
Fluor Corp.(a)	13,600	2,530,688
Foods — 2.7%
Campbell Soup Co.	21,000	702,660
General Mills, Inc.	7,900	480,083
Kraft Foods, Inc. Class A	95,701	2,722,693
Sara Lee Corp.	109,800	1,345,050
Unilever NV NY Shares	20,000	568,000
		5,818,486
Health Care – Products — 2.8%
Baxter International, Inc.	61,700	3,945,098
Medtronic, Inc.	38,200	1,976,850
		5,921,948
Health Care – Services — 1.6%
Aetna, Inc.	11,400	462,042
DaVita, Inc.(a)	17,800	945,714
UnitedHealth Group, Inc.	76,700	2,013,375
		3,421,131
Household Products — 0.1%
Jarden Corp.(a)	12,900	235,296
Insurance — 3.3%
AFLAC, Inc.	15,900	998,520
Ambac Financial Group, Inc.	59,600	79,864
American International Group, Inc.	84,700	2,241,162
Berkshire Hathaway, Inc. Class A(a)	7	845,250
Marsh & McLennan Cos., Inc.	18,600	493,830
MBIA, Inc.	41,400	181,746
Mercury General Corp.	9,200	429,824

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Progressive Corp.	43,500	$814,320
XL Capital Ltd. Class A	41,500	853,240
		6,937,756
Internet — 4.2%
eBay, Inc.(a)	42,900	1,172,457
Google, Inc. Class A(a)	12,700	6,685,534
Yahoo!, Inc.(a)	55,000	1,136,300
		8,994,291
Investment Companies — 0.3%
American Capital Strategies Ltd.	23,800	565,726
Iron & Steel — 1.6%
Allegheny Technologies, Inc.	33,300	1,974,024
Cleveland-Cliffs, Inc.	12,200	1,454,118
		3,428,142
Leisure Time — 0.3%
Carnival Corp.	16,400	540,544
Lodging — 0.5%
Las Vegas Sands Corp.(a)	17,500	830,200
Wynn Resorts Ltd.	3,700	300,995
		1,131,195
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	7,900	583,178
Manufacturing — 2.6%
Danaher Corp.	12,400	958,520
General Electric Co.	105,500	2,815,795
Illinois Tool Works, Inc.	25,900	1,230,509
Tyco International Ltd.	10,900	436,436
		5,441,260
Media — 2.9%
CBS Corp. Class B	53,800	1,048,562
Comcast Corp. Class A	29,400	557,718
Gannett Co., Inc.	47,000	1,018,490
Time Warner Cable, Inc. Class A(a)	32,000	847,360
Time Warner, Inc.	38,800	574,240
Viacom, Inc. Class B(a)	16,700	510,018
The Walt Disney Co.	52,100	1,625,520
		6,181,908
Mining — 1.9%
Barrick Gold Corp.	64,300	2,925,650
Freeport-McMoRan Copper & Gold, Inc.	7,700	902,363
Vulcan Materials Co.	4,900	292,922
		4,120,935

	Number of Shares	Value
Oil & Gas — 5.2%
Anadarko Petroleum Corp.	11,500	$860,660
Chevron Corp.	16,900	1,675,297
ConocoPhillips Co.	22,300	2,104,897
EOG Resources, Inc.	6,600	865,920
Exxon Mobil Corp.	16,200	1,427,706
Marathon Oil Corp.	48,000	2,489,760
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	19,600	1,601,516
		11,025,756
Oil & Gas Services — 3.8%
Baker Hughes, Inc.	7,100	620,114
BJ Services Co.	50,100	1,600,194
Schlumberger Ltd.	30,300	3,255,129
Weatherford International Ltd.(a)	54,200	2,687,778
		8,163,215
Pharmaceuticals — 7.3%
Abbott Laboratories	27,900	1,477,863
Allergan, Inc.	32,800	1,707,240
AstraZeneca PLC Sponsored ADR (United Kingdom)	55,300	2,351,909
Bristol-Myers Squibb Co.	40,900	839,677
Forest Laboratories, Inc.(a)	61,000	2,119,140
Gilead Sciences, Inc.(a)	10,500	555,975
ImClone Systems, Inc.(a)	39,800	1,610,308
Pfizer, Inc.	64,000	1,118,080
Sanofi-Aventis ADR (France)	36,200	1,202,926
Schering-Plough Corp.	12,500	246,125
Sepracor, Inc.(a)	40,000	796,800
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	12,900	590,820
Wyeth	17,100	820,116
		15,436,979
Real Estate Investment Trusts (REITS) — 0.1%
Douglas Emmett, Inc.	6,100	134,017
Host Hotels & Resorts, Inc.	6,900	94,185
		228,202
Retail — 6.4%
Best Buy Co., Inc.	73,300	2,902,680
Coach, Inc.(a)	11,700	337,896
Costco Wholesale Corp.	6,100	427,854
Hanesbrands, Inc.(a)	44,175	1,198,910
The Home Depot, Inc.	37,300	873,566
Lowe's Cos., Inc.	40,200	834,150

	Number of Shares	Value
Nordstrom, Inc.	50,300	$1,524,090
Target Corp.	91,600	4,258,484
Urban Outfitters, Inc.(a)	27,700	863,963
Walgreen Co.	13,500	438,885
		13,660,478
Savings & Loans — 1.4%
Astoria Financial Corp.	18,300	367,464
Hudson City Bancorp, Inc.	112,000	1,868,160
Washington Mutual, Inc.	147,300	726,189
		2,961,813
Semiconductors — 4.8%
Altera Corp.	28,400	587,880
Applied Materials, Inc.	168,400	3,214,756
ASML Holding NV	16,088	392,547
Intel Corp.	74,200	1,593,816
KLA-Tencor Corp.	69,500	2,829,345
Lam Research Corp.(a)	13,700	495,255
Microchip Technology, Inc.	12,300	375,642
Micron Technology, Inc.(a)	131,900	791,400
		10,280,641
Software — 3.0%
Adobe Systems, Inc.(a)	28,200	1,110,798
Cerner Corp.(a)	23,100	1,043,658
Microsoft Corp.	102,200	2,811,522
Oracle Corp.(a)	41,700	875,700
VeriFone Holdings, Inc.(a)	44,900	536,555
		6,378,233
Telecommunications — 6.4%
American Tower Corp. Class A(a)	28,800	1,216,800
AT&T, Inc.	80,400	2,708,676
Ciena Corp.(a)	13,300	308,161
Cisco Systems, Inc.(a)	135,000	3,140,100
Corning, Inc.	15,700	361,885
Level 3 Communications, Inc.(a)	281,000	828,950
Polycom, Inc.(a)	27,700	674,772
Qualcomm, Inc.	54,200	2,404,854
TW Telecom, Inc.(a)	90,600	1,452,318
Verizon Communications, Inc.	13,900	492,060
		13,588,576
Transportation — 2.3%
FedEx Corp.	13,200	1,040,028
United Parcel Service, Inc. Class B	61,600	3,786,552
		4,826,580

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.3%
American Water Works Co., Inc.(a)	30,700	$680,926
TOTAL COMMON STOCK (Cost $241,405,212)		209,810,416
PREFERRED STOCK — 0.5%
Banks — 0.1%
Fifth Third Bancorp	2,300	246,100
Diversified Financial — 0.1%
SLM Corp.	170	169,380
Pharmaceuticals — 0.2%
Schering Plough Corp.	2,400	460,272
Savings & Loans — 0.1%
Washington Mutual, Inc.	440	258,280
TOTAL PREFERRED STOCK (Cost $1,434,017)		1,134,032
TOTAL EQUITIES (Cost $242,839,229)		210,944,448
	Principal Amount
BONDS & NOTES — 0.3%
CORPORATE DEBT — 0.3%
Auto Manufacturers — 0.3%
Ford Motor Co. 4.250% 12/15/36	$729,000	530,348
TOTAL CORPORATE DEBT (Cost $733,530)		530,348
TOTAL BONDS & NOTES (Cost $733,530)		530,348
TOTAL LONG-TERM INVESTMENTS (Cost $243,572,759)		211,474,796
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	1,515,286	1,515,286

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $1,515,286)	$1,515,286
TOTAL INVESTMENTS — 100.3% (Cost $245,088,045)(c)	212,990,082
Other Assets/ (Liabilities) — (0.3%)	(561,101)
NET ASSETS — 100.0%	$212,428,981

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $1,515,324. Collateralized by U.S. Government Agency obligations with a rate of 6.141%, maturity date of 7/01/36, and an aggregate market value, including accrued interest, of $1,547,162.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%
COMMON STOCK — 99.1%
Advertising — 0.7%
Omnicom Group, Inc.	19,500	$875,160
Aerospace & Defense — 2.5%
General Dynamics Corp.	20,100	1,692,420
Lockheed Martin Corp.	9,300	917,538
Rockwell Collins, Inc.	7,200	345,312
United Technologies Corp.	2,600	160,420
		3,115,690
Banks — 3.5%
The Bank of New York Mellon Corp.	27,900	1,055,457
Northern Trust Corp.	14,800	1,014,836
State Street Corp.	37,000	2,367,630
		4,437,923
Beverages — 0.6%
The Coca-Cola Co.	1,000	51,980
PepsiCo, Inc.	10,400	661,336
		713,316
Biotechnology — 2.9%
Celgene Corp.(a)	26,300	1,679,781
Genentech, Inc.(a)	26,600	2,018,940
		3,698,721
Chemicals — 3.6%
Monsanto Co.	18,100	2,288,564
Potash Corp. of Saskatchewan	3,100	708,567
Praxair, Inc.	16,000	1,507,840
		4,504,971
Commercial Services — 4.6%
Accenture Ltd. Class A	27,100	1,103,512
Automatic Data Processing, Inc.	32,700	1,370,130
Mastercard, Inc. Class A	2,900	770,008
McKesson Corp.	16,300	911,333
Monster Worldwide, Inc.(a)	14,700	302,967
Visa, Inc. Class A(a)	10,600	861,886
Western Union Co.	20,000	494,400
		5,814,236
Computers — 4.8%
Apple, Inc.(a)	21,400	3,583,216
Dell, Inc.(a)	39,700	868,636

	Number of Shares	Value
EMC Corp.(a)	49,000	$719,810
Hewlett-Packard Co.	18,900	835,569
		6,007,231
Cosmetics & Personal Care — 0.8%
The Procter & Gamble Co.	17,200	1,045,932
Distribution & Wholesale — 0.2%
Fastenal Co.	7,500	323,700
Diversified Financial — 5.5%
American Express Co.	6,200	233,554
Ameriprise Financial, Inc.	13,900	565,313
BlackRock, Inc.	1,400	247,800
The Charles Schwab Corp.	32,100	659,334
CME Group, Inc.	1,700	651,423
Franklin Resources, Inc.	18,300	1,677,195
The Goldman Sachs Group, Inc.	9,400	1,644,060
IntercontinentalExchange, Inc.(a)	200	22,800
Merrill Lynch & Co., Inc.	10,000	317,100
Morgan Stanley	24,000	865,680
		6,884,259
Electronics — 0.4%
Thermo Fisher Scientific, Inc.(a)	3,500	195,055
Tyco Electronics Ltd.	7,200	257,904
		452,959
Engineering & Construction — 1.8%
Foster Wheeler Ltd.(a)	18,300	1,338,645
McDermott International, Inc.(a)	15,800	977,862
		2,316,507
Entertainment — 0.3%
International Game Technology	15,000	374,700
Foods — 0.1%
Sysco Corp.	5,200	143,052
Health Care – Products — 5.5%
Alcon, Inc.	5,400	879,066
Baxter International, Inc.	14,000	895,160
Becton, Dickinson & Co.	6,100	495,930
Covidien Ltd.	5,300	253,817
Intuitive Surgical, Inc.(a)	800	215,520
Medtronic, Inc.	33,300	1,723,275
St. Jude Medical, Inc.(a)	29,900	1,222,312
Stryker Corp.	18,500	1,163,280
		6,848,360

	Number of Shares	Value
Health Care – Services — 2.2%
Aetna, Inc.	33,500	$1,357,755
Humana, Inc.(a)	14,000	556,780
Laboratory Corp. of America Holdings(a)	9,000	626,670
WellPoint, Inc.(a)	4,200	200,172
		2,741,377
Insurance — 0.2%
Prudential Financial, Inc.	3,500	209,090
Internet — 7.4%
Amazon.com, Inc.(a)	35,400	2,595,882
eBay, Inc.(a)	32,600	890,958
Expedia, Inc.(a)	13,300	244,454
Google, Inc. Class A(a)	8,000	4,211,360
McAfee, Inc.(a)	16,300	554,689
Tencent Holdings Ltd.	21,200	162,769
VeriSign, Inc.(a)	18,200	687,960
		9,348,072
Iron & Steel — 0.1%
Nucor Corp.	1,000	74,670
Lodging — 1.2%
Las Vegas Sands Corp.(a)	13,900	659,416
Marriott International, Inc. Class A	24,600	645,504
MGM MIRAGE(a)	7,740	262,309
		1,567,229
Machinery – Construction & Mining — 0.4%
Joy Global, Inc.	6,300	477,729
Manufacturing — 4.4%
Danaher Corp.	42,600	3,292,980
General Electric Co.	41,500	1,107,635
Illinois Tool Works, Inc.	10,900	517,859
Tyco International Ltd.	13,900	556,556
		5,475,030
Media — 1.8%
Discovery Holding Co. Class A(a)	19,700	432,612
The McGraw-Hill Cos., Inc.	24,500	982,940
Rogers Communications, Inc. Class B	15,300	591,498
Shaw Communications, Inc. Class B	10,000	203,600
		2,210,650

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mining — 1.6%
Freeport-McMoRan Copper & Gold, Inc.	16,900	$1,980,511
Oil & Gas — 4.8%
Chevron Corp.	4,100	406,433
EOG Resources, Inc.	6,600	865,920
Exxon Mobil Corp.	18,000	1,586,340
Murphy Oil Corp.	12,500	1,225,625
Newfield Exploration Co.(a)	1,000	65,250
Petroleo Brasileiro SA Sponsored ADR (Brazil)	13,700	793,915
Suncor Energy, Inc.	2,400	139,488
Total SA Sponsored ADR (France)	10,700	912,389
		5,995,360
Oil & Gas Services — 6.7%
Baker Hughes, Inc.	15,400	1,345,036
Schlumberger Ltd.	38,800	4,168,284
Smith International, Inc.	34,200	2,843,388
		8,356,708
Pharmaceuticals — 6.3%
Allergan, Inc.	19,200	999,360
Cardinal Health, Inc.	1,700	87,686
Express Scripts, Inc.(a)	12,100	758,912
Gilead Sciences, Inc.(a)	49,400	2,615,730
Medco Health Solutions, Inc.(a)	25,200	1,189,440
Merck & Co., Inc.	9,900	373,131
Novartis AG	522	28,657
Roche Holding AG	3,319	596,235
Schering-Plough Corp.	13,300	261,877
Wyeth	20,000	959,200
		7,870,228
Retail — 6.5%
Bed Bath & Beyond, Inc.(a)	13,600	382,160
Coach, Inc.(a)	16,100	464,968
Costco Wholesale Corp.	10,900	764,526
CVS Caremark Corp.	71,759	2,839,504
Kohl's Corp.(a)	21,100	844,844
McDonald's Corp.	9,000	505,980
Wal-Mart Stores, Inc.	26,200	1,472,440
Yum! Brands, Inc.	26,200	919,358
		8,193,780
Semiconductors — 3.4%
Analog Devices, Inc.	14,300	454,311
Broadcom Corp. Class A(a)	13,700	373,873
Intel Corp.	42,900	921,492

	Number of Shares	Value
Marvell Technology Group Ltd.(a)	83,700	$1,478,142
Xilinx, Inc.	40,600	1,025,150
		4,252,968
Software — 5.4%
Adobe Systems, Inc.(a)	13,900	547,521
Autodesk, Inc.(a)	22,000	743,820
Electronic Arts, Inc.(a)	23,900	1,061,877
Fiserv, Inc.(a)	12,700	576,199
Intuit, Inc.(a)	11,500	317,055
Microsoft Corp.	106,600	2,932,566
Oracle Corp.(a)	29,600	621,600
		6,800,638
Telecommunications — 7.6%
America Movil SAB de CV Sponsored ADR (Mexico)	33,100	1,746,025
American Tower Corp. Class A(a)	40,700	1,719,575
AT&T, Inc.	16,900	569,361
Cisco Systems, Inc.(a)	63,800	1,483,988
Corning, Inc.	34,800	802,140
Juniper Networks, Inc.(a)	61,600	1,366,288
MetroPCS Communications, Inc.(a)	10,100	178,871
Nokia Oyj Sponsored ADR (Finland)	11,700	286,650
Qualcomm, Inc.	32,400	1,437,588
		9,590,486
Toys, Games & Hobbies — 1.0%
Nintendo Co. Ltd.	2,200	1,238,107
Transportation — 0.3%
Expeditors International Washington, Inc.	8,400	361,200
TOTAL COMMON STOCK (Cost $121,443,866)		124,300,550
TOTAL EQUITIES (Cost $121,443,866)		124,300,550
TOTAL LONG-TERM INVESTMENTS (Cost $121,443,866)		124,300,550

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$2,950,987	$2,950,987
TOTAL SHORT-TERM INVESTMENTS (Cost $2,950,987)		2,950,987
TOTAL INVESTMENTS — 101.4% (Cost $124,394,853)(c)		127,251,537
Other Assets/ (Liabilities) — (1.4%)		(1,806,134)
NET ASSETS — 100.0%		$125,445,403

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $2,951,061. Collateralized by U.S. Government Agency obligations with a rate of 2.870%, maturity date of 8/15/36, and an aggregate market value, including accrued interest, of $3,010,372.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%
COMMON STOCK — 99.0%
Aerospace & Defense — 1.1%
Lockheed Martin Corp.	6,890	$679,768
Apparel — 1.0%
Nike, Inc. Class B	9,500	566,295
Beverages — 2.5%
The Coca-Cola Co.	11,500	597,770
PepsiCo, Inc.	13,850	880,722
		1,478,492
Biotechnology — 3.8%
Celgene Corp.(a)	22,275	1,422,704
Genentech, Inc.(a)	10,790	818,961
		2,241,665
Chemicals — 5.4%
Air Products & Chemicals, Inc.	10,350	1,023,201
Monsanto Co.	17,520	2,215,229
		3,238,430
Computers — 13.4%
Apple, Inc.(a)	21,675	3,629,262
Hewlett-Packard Co.	60,900	2,692,389
Research In Motion Ltd.(a)	14,450	1,689,205
		8,010,856
Cosmetics & Personal Care — 2.1%
Colgate-Palmolive Co.	8,090	559,019
The Procter & Gamble Co.	11,715	712,389
		1,271,408
Diversified Financial — 10.5%
The Blackstone Group LP	41,925	763,454
CME Group, Inc.	5,467	2,094,900
Federal National Mortgage Association	27,450	535,550
Franklin Resources, Inc.	9,710	889,921
The Goldman Sachs Group, Inc.	4,550	795,795
Merrill Lynch & Co., Inc.	19,200	608,832
NYSE Euronext	11,250	569,925
		6,258,377

	Number of Shares	Value
Electronics — 0.2%
Thermo Fisher Scientific, Inc.(a)	2,300	$128,179
Engineering & Construction — 0.7%
Fluor Corp.(a)	2,190	407,515
Foods — 2.5%
Wrigley (Wm.) Jr. Co.	19,425	1,510,877
Health Care – Products — 5.2%
Alcon, Inc.	9,200	1,497,668
Baxter International, Inc.	10,500	671,370
Becton, Dickinson & Co.	11,700	951,210
		3,120,248
Internet — 6.2%
Google, Inc. Class A(a)	7,005	3,687,572
Machinery – Diversified — 1.5%
Deere & Co.	12,230	882,150
Manufacturing — 3.3%
Honeywell International, Inc.	25,950	1,304,766
Textron, Inc.	13,820	662,393
		1,967,159
Mining — 0.5%
Rio Tinto PLC Sponsored ADR (United Kingdom)	560	277,200
Oil & Gas — 2.8%
EOG Resources, Inc.	12,740	1,671,488
Oil & Gas Services — 8.3%
Baker Hughes, Inc.	10,100	882,134
Cameron International Corp.(a)	18,350	1,015,673
National Oilwell Varco, Inc.(a)	9,010	799,367
Schlumberger Ltd.	21,150	2,272,144
		4,969,318
Pharmaceuticals — 10.4%
Abbott Laboratories	25,775	1,365,302
Gilead Sciences, Inc.(a)	36,735	1,945,118
Medco Health Solutions, Inc.(a)	29,600	1,397,120
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	32,400	1,483,920
		6,191,460

	Number of Shares	Value
Retail — 4.7%
Costco Wholesale Corp.	11,750	$824,145
Kohl's Corp.(a)	7,590	303,903
McDonald's Corp.	8,450	475,059
Starbucks Corp.(a)	36,050	567,427
Target Corp.	9,385	436,309
Wal-Mart Stores, Inc.	3,300	185,460
		2,792,303
Semiconductors — 5.4%
Analog Devices, Inc.	12,875	409,039
Broadcom Corp. Class A(a)	20,650	563,538
MEMC Electronic Materials, Inc.(a)	20,665	1,271,724
Nvidia Corp.(a)	50,250	940,680
		3,184,981
Software — 2.2%
Microsoft Corp.	28,400	781,284
Salesforce.com, Inc.(a)	4,175	284,860
VMware, Inc.(a)	4,600	247,756
		1,313,900
Telecommunications — 5.3%
America Movil SAB de CV Sponsored ADR (Mexico)	6,980	368,195
Cisco Systems, Inc.(a)	80,300	1,867,778
Nokia Oyj Sponsored ADR (Finland)	29,000	710,500
Qualcomm, Inc.	5,325	236,270
		3,182,743
TOTAL COMMON STOCK (Cost $57,152,767)		59,032,384
TOTAL EQUITIES (Cost $57,152,767)		59,032,384
TOTAL LONG-TERM INVESTMENTS (Cost $57,152,767)		59,032,384

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$580,784	$580,784
TOTAL SHORT-TERM INVESTMENTS (Cost $580,784)		580,784
TOTAL INVESTMENTS — 100.0% (Cost $57,733,551)(c)		59,613,168
Other Assets/ (Liabilities) — 0.0%		26,046
NET ASSETS — 100.0%		$59,639,214

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $580,799. Collateralized by U.S. Government Agency obligations with a rate of 2.808%, maturity date of 7/15/36, and an aggregate market value, including accrued interest, of $592,402.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Concentrated Growth Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%
COMMON STOCK — 96.9%
Commercial Services — 5.6%
Quanta Services, Inc.(a)	185,100	$6,158,277
Computers — 1.8%
EMC Corp.(a)	131,400	1,930,266
Diversified Financial — 6.2%
Citigroup, Inc.	182,700	3,062,052
Freddie Mac	129,000	2,115,600
Merrill Lynch & Co., Inc.	48,300	1,531,593
		6,709,245
Electric — 3.1%
Reliant Energy, Inc.(a)	159,200	3,386,184
Electrical Components & Equipment — 3.8%
General Cable Corp.(a)	67,300	4,095,205
Electronics — 3.1%
Thomas & Betts Corp.(a)	89,400	3,383,790
Engineering & Construction — 8.2%
Foster Wheeler Ltd.(a)	37,700	2,757,755
The Shaw Group, Inc.(a)	100,400	6,203,716
		8,961,471
Foods — 3.5%
Kraft Foods, Inc. Class A	135,500	3,854,975
Insurance — 2.1%
American International Group, Inc.	86,000	2,275,560
Internet — 19.2%
Amazon.com, Inc.(a)	78,400	5,749,072
eBay, Inc.(a)	230,800	6,307,764
Google, Inc. Class A(a)	4,400	2,316,248
Yahoo!, Inc.(a)	318,700	6,584,342
		20,957,426
Machinery – Construction & Mining — 3.0%
Caterpillar, Inc.	43,900	3,240,698
Media — 1.9%
XM Satellite Radio Holdings, Inc. Class A(a)	264,900	2,076,816
Oil & Gas — 4.7%
Nabors Industries Ltd.(a)	56,600	2,786,418
XTO Energy, Inc.	34,100	2,336,191
		5,122,609

	Number of Shares	Value
Oil & Gas Services — 1.9%
Halliburton Co.	40,000	$2,122,800
Semiconductors — 3.7%
Texas Instruments, Inc.	143,100	4,029,696
Software — 6.4%
Electronic Arts, Inc.(a)	80,500	3,576,615
Red Hat, Inc.(a)	164,900	3,411,781
		6,988,396
Telecommunications — 16.8%
Cisco Systems, Inc.(a)	220,000	5,117,200
Nokia Oyj Sponsored ADR (Finland)	347,300	8,508,850
Qualcomm, Inc.	104,700	4,645,539
		18,271,589
Transportation — 1.9%
FedEx Corp.	26,500	2,087,935
TOTAL COMMON STOCK (Cost $112,304,172)		105,652,938
TOTAL EQUITIES (Cost $112,304,172)		105,652,938
TOTAL LONG-TERM INVESTMENTS (Cost $112,304,172)		105,652,938
	Principal Amount
SHORT-TERM INVESTMENTS — 3.9%
Repurchase Agreement — 3.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$4,209,418	4,209,418
TOTAL SHORT-TERM INVESTMENTS (Cost $4,209,418)		4,209,418
TOTAL INVESTMENTS — 100.8% (Cost $116,513,590)(c)		109,862,356
Other Assets/ (Liabilities) — (0.8%)		(847,498)
NET ASSETS — 100.0%		$109,014,858

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $4,209,523. Collateralized by U.S. Government Agency obligations with a rate of 2.820%, maturity date of 8/15/36, and an aggregate market value, including accrued interest, of $4,297,052.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.6%
COMMON STOCK — 93.6%
Aerospace & Defense — 0.4%
Northrop Grumman Corp.	20,300	$1,358,070
Airlines — 0.5%
Southwest Airlines Co.	149,240	1,946,090
Auto Manufacturers — 0.8%
Bayerische Motoren Werke AG	59,300	2,846,233
Automotive & Parts — 0.9%
Autoliv, Inc.	68,717	3,203,586
Banks — 4.7%
Associated Banc-Corp.	181,500	3,501,135
Commerce Bancshares, Inc.	81,675	3,239,230
Marshall & Ilsley Corp.	328,936	5,042,589
SunTrust Banks, Inc.	77,444	2,805,022
United Bankshares, Inc.	58,100	1,333,395
Zions Bancorp	48,800	1,536,712
		17,458,083
Beverages — 2.4%
Anheuser-Busch Cos., Inc.	52,209	3,243,223
Coca-Cola Enterprises, Inc.	208,800	3,612,240
The Pepsi Bottling Group, Inc.	78,000	2,177,760
		9,033,223
Building Materials — 0.7%
Interline Brands, Inc.(a)	90,400	1,440,072
Masco Corp.	84,333	1,326,558
		2,766,630
Chemicals — 3.2%
Ecolab, Inc.	48,800	2,097,912
International Flavors & Fragrances, Inc.	101,352	3,958,809
Minerals Technologies, Inc.	20,381	1,296,028
Rohm & Haas Co.	52,800	2,452,032
The Sherwin-Williams Co.	45,600	2,094,408
		11,899,189
Commercial Services — 0.3%
Automatic Data Processing, Inc.	23,400	980,460

	Number of Shares	Value
Computers — 1.5%
Diebold, Inc.	101,207	$3,600,945
Synopsys, Inc.(a)	87,835	2,100,135
		5,701,080
Distribution & Wholesale — 1.3%
Genuine Parts Co.	100,718	3,996,490
W.W. Grainger, Inc.	11,500	940,700
		4,937,190
Diversified Financial — 2.3%
AllianceBernstein Holding LP	70,500	3,854,940
Ameriprise Financial, Inc.	58,100	2,362,927
Legg Mason, Inc.	51,400	2,239,498
		8,457,365
Electric — 10.8%
Ameren Corp.	69,300	2,926,539
Consolidated Edison, Inc.	55,900	2,185,131
The Empire District Electric Co.	249,529	4,626,268
Idacorp, Inc.	161,288	4,659,610
Portland General Electric Co.	385,978	8,692,224
Puget Energy, Inc.	101,202	2,427,836
Sierra Pacific Resources	222,400	2,826,704
Westar Energy, Inc.	255,100	5,487,201
Wisconsin Energy Corp.	88,239	3,990,168
Xcel Energy, Inc.	106,100	2,129,427
		39,951,108
Electrical Components & Equipment — 2.5%
Hubbell, Inc. Class B	116,500	4,644,855
Littelfuse, Inc.(a)	39,942	1,260,170
Molex, Inc.	144,580	3,529,198
		9,434,223
Electronics — 1.3%
Tyco Electronics Ltd.	81,263	2,910,841
Vishay Intertechnology, Inc.(a)	227,000	2,013,490
		4,924,331
Entertainment — 3.3%
International Speedway Corp. Class A	156,615	6,112,684
Speedway Motorsports, Inc.	294,677	6,005,517
		12,118,201

	Number of Shares	Value
Environmental Controls — 1.6%
Republic Services, Inc.	78,828	$2,341,192
Waste Management, Inc.	99,012	3,733,742
		6,074,934
Foods — 8.8%
Campbell Soup Co.	136,200	4,557,252
ConAgra Foods, Inc.	354,009	6,825,293
General Mills, Inc.	16,000	972,320
Heinz (H.J.) Co.	26,961	1,290,084
The Hershey Co.	76,995	2,523,896
Kellogg Co.	85,100	4,086,502
Kraft Foods, Inc. Class A	326,984	9,302,695
Maple Leaf Foods, Inc.	204,346	2,192,610
Ralcorp Holdings, Inc.(a)	19,300	954,192
		32,704,844
Forest Products & Paper — 2.7%
MeadWestvaco Corp.	142,308	3,392,623
Rayonier, Inc.	82,900	3,519,934
Weyerhaeuser Co.	64,655	3,306,456
		10,219,013
Gas — 2.0%
AGL Resources, Inc.	63,900	2,209,662
Southwest Gas Corp.	106,349	3,161,756
WGL Holdings, Inc.	61,467	2,135,363
		7,506,781
Health Care – Products — 3.4%
Beckman Coulter, Inc.	104,113	7,030,751
Boston Scientific Corp.(a)	77,900	957,391
Symmetry Medical, Inc.(a)	150,948	2,448,376
Zimmer Holdings, Inc.(a)	32,800	2,232,040
		12,668,558
Health Care – Services — 0.9%
LifePoint Hospitals, Inc.(a)	75,500	2,136,650
Universal Health Services, Inc. Class B	21,112	1,334,701
		3,471,351
Home Builders — 0.8%
Winnebago Industries, Inc.	278,726	2,840,218
Home Furnishing — 0.7%
Whirlpool Corp.	40,600	2,506,238
Household Products — 6.6%
Avery Dennison Corp.	98,900	4,344,677
The Clorox Co.	78,700	4,108,140
Kimberly-Clark Corp.	269,006	16,081,179
		24,533,996

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 7.1%
Allstate Corp.	75,601	$3,446,650
Arthur J. Gallagher & Co.	116,364	2,804,372
Chubb Corp.	55,800	2,734,758
Genworth Financial, Inc. Class A	96,224	1,713,750
The Hartford Financial Services Group, Inc.	43,688	2,820,934
HCC Insurance Holdings, Inc.	32,171	680,095
Horace Mann Educators Corp.	192,620	2,700,532
Lincoln National Corp.	20,000	906,400
Marsh & McLennan Cos., Inc.	242,467	6,437,499
Principal Financial Group, Inc.	47,900	2,010,363
		26,255,353
Leisure Time — 0.4%
Polaris Industries, Inc.	33,700	1,360,806
Machinery – Diversified — 1.1%
Altra Holdings, Inc.(a)	233,260	3,921,101
Manufacturing — 0.3%
Dover Corp.	19,600	948,052
Media — 0.9%
The McGraw-Hill Cos., Inc.	88,400	3,546,608
Metal Fabricate & Hardware — 0.3%
Kaydon Corp.	20,600	1,059,046
Mining — 0.3%
Newmont Mining Corp.	18,400	959,744
Office Equipment/Supplies — 0.8%
Pitney Bowes, Inc.	84,001	2,864,434
Office Furnishings — 1.0%
HNI Corp.	214,790	3,793,191
Oil & Gas — 0.9%
Apache Corp.	24,194	3,362,966
Packaging & Containers — 4.3%
Bemis Co., Inc.	493,759	11,070,077
Pactiv Corp.(a)	223,500	4,744,905
		15,814,982
Pharmaceuticals — 1.7%
Barr Pharmaceuticals, Inc.(a)	34,300	1,546,244
Bristol-Myers Squibb Co.	130,000	2,668,900
Watson Pharmaceuticals, Inc.(a)	80,936	2,199,031
		6,414,175

	Number of Shares	Value
Pipelines — 1.4%
Equitable Resources, Inc.	77,062	$5,321,902
Real Estate Investment Trusts (REITS) — 1.5%
Boston Properties, Inc.	28,400	2,562,248
Host Hotels & Resorts, Inc.	68,900	940,485
Public Storage	17,000	1,373,430
Realty Income Corp.	27,600	628,176
		5,504,339
Retail — 1.1%
Family Dollar Stores, Inc.	63,200	1,260,208
Lowe's Cos., Inc.	135,563	2,812,932
		4,073,140
Savings & Loans — 2.3%
People's United Financial, Inc.	404,312	6,307,267
Washington Federal, Inc.	133,400	2,414,540
		8,721,807
Semiconductors — 2.1%
Emulex Corp.(a)	268,200	3,124,530
KLA-Tencor Corp.	65,100	2,650,221
QLogic Corp.(a)	64,139	935,788
Teradyne, Inc.(a)	91,800	1,016,226
		7,726,765
Software — 0.4%
IMS Health, Inc.	61,300	1,428,290
Toys, Games & Hobbies — 0.5%
RC2 Corp.(a)	108,108	2,006,484
Transportation — 0.5%
Heartland Express, Inc.	122,800	1,830,948
Water — 0.3%
American Water Works Co., Inc.(a)	57,338	1,271,757
TOTAL COMMON STOCK (Cost $387,358,361)		347,726,885
TOTAL EQUITIES (Cost $387,358,361)		347,726,885
MUTUAL FUNDS — 2.5%
Investment Companies — 2.5%
iShares S&P MidCap 400 Index Fund	114,512	9,332,728
TOTAL MUTUAL FUNDS (Cost $9,648,700)		9,332,728
TOTAL LONG-TERM INVESTMENTS (Cost $397,007,061)		357,059,613

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$9,908,530	$9,908,530
TOTAL SHORT-TERM INVESTMENTS (Cost $9,908,530)		9,908,530
TOTAL INVESTMENTS — 98.8% (Cost $406,915,591)(c)		366,968,143
Other Assets/ (Liabilities) — 1.2%		4,302,887
NET ASSETS — 100.0%		$371,271,030

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Maturity value of $9,908,778. Collateralized by U.S. Government Agency obligations with rates ranging from 2.721% - 2.771%, maturity date of 8/15/36, and an aggregate market value, including accrued interest, of $10,109,521.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.1%
COMMON STOCK — 96.1%
Advertising — 1.6%
Clear Channel Outdoor Holdings, Inc. Class A(a)	70,900	$1,264,147
Focus Media Holding Ltd. ADR (Cayman Islands)(a)	5,000	138,600
Lamar Advertising Co. Class A(a)	75,200	2,709,456
Omnicom Group, Inc.	6,300	282,744
		4,394,947
Aerospace & Defense — 2.2%
Alliant Techsystems, Inc.(a)	26,300	2,674,184
Empresa Brasileira de Aeronautica SA ADR (Brazil)	3,300	87,450
Goodrich Corp.	2,200	104,412
Rockwell Collins, Inc.	64,900	3,112,604
		5,978,650
Airlines — 0.9%
SkyWest, Inc.	3,800	48,070
Southwest Airlines Co.	173,800	2,266,352
		2,314,422
Auto Manufacturers — 0.3%
Oshkosh Corp.	33,000	682,770
Paccar, Inc.	3,300	138,039
		820,809
Automotive & Parts — 0.9%
WABCO Holdings, Inc.	53,900	2,504,194
Banks — 0.3%
City National Corp.	1,000	42,070
East West Bancorp, Inc.	2,400	16,944
Northern Trust Corp.	4,800	329,136
SVB Financial Group(a)	10,800	519,588
		907,738
Beverages — 0.1%
Brown-Forman Corp. Class B	3,100	234,267
Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc.(a)	11,100	804,750
Biogen Idec, Inc.(a)	1,700	95,013

	Number of Shares	Value
Celgene Corp.(a)	1,500	$95,805
Charles River Laboratories International, Inc.(a)	3,400	217,328
Genzyme Corp.(a)	2,400	172,848
Human Genome Sciences, Inc.(a)	67,000	349,070
Illumina, Inc.(a)	23,800	2,073,218
Integra Lifesciences Holdings Corp.(a)	1,400	62,272
Invitrogen Corp.(a)	5,200	204,152
Martek Biosciences Corp.(a)	2,500	84,275
Millipore Corp.(a)	26,500	1,798,290
Myriad Genetics, Inc.(a)	15,800	719,216
Vertex Pharmaceuticals, Inc.(a)	45,500	1,522,885
		8,199,122
Chemicals — 0.4%
Albemarle Corp.	2,300	91,793
Ecolab, Inc.	4,400	189,156
Intrepid Potash, Inc.(a)	9,500	624,910
Sigma-Aldrich Corp.	1,600	86,176
		992,035
Coal — 1.8%
Arch Coal, Inc.	5,700	427,671
CONSOL Energy, Inc.	25,200	2,831,724
Foundation Coal Holdings, Inc.	4,800	425,184
Peabody Energy Corp.	13,000	1,144,650
		4,829,229
Commercial Services — 7.3%
Apollo Group, Inc. Class A(a)	4,600	203,596
The Corporate Executive Board Co.	2,700	113,535
DeVry, Inc.	3,100	166,222
Equifax, Inc.	2,400	80,688
Global Payments, Inc.	62,400	2,907,840
H&R Block, Inc.	2,600	55,640
Iron Mountain, Inc.(a)	68,950	1,830,622
ITT Educational Services, Inc.(a)	1,800	148,734
Manpower, Inc.	32,000	1,863,680
McKesson Corp.	2,100	117,411
Monster Worldwide, Inc.(a)	39,200	807,912
Moody's Corp.	4,700	161,868

	Number of Shares	Value
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands)(a)	1,300	$75,946
Paychex, Inc.	8,700	272,136
Quanta Services, Inc.(a)	87,600	2,914,452
Ritchie Bros. Auctioneers, Inc.	10,200	276,726
Robert Half International, Inc.	76,300	1,828,911
SAIC, Inc.(a)	128,000	2,663,680
VistaPrint Ltd.(a)	2,500	66,975
Western Union Co.	120,200	2,971,344
		19,527,918
Computers — 3.3%
Cognizant Technology Solutions Corp. Class A(a)	7,800	253,578
DST Systems, Inc.(a)	43,000	2,367,150
IHS, Inc. Class A(a)	17,000	1,183,200
Jack Henry & Associates, Inc.	45,300	980,292
Logitech International SA(a)	3,400	91,120
MICROS Systems, Inc.(a)	42,000	1,280,580
NetApp, Inc.(a)	12,400	268,584
Perot Systems Corp. Class A(a)	6,300	94,563
Seagate Technology	111,700	2,136,821
Synopsys, Inc.(a)	3,400	81,294
		8,737,182
Cosmetics & Personal Care — 0.1%
Avon Products, Inc.	7,600	273,752
Distribution & Wholesale — 0.8%
Fastenal Co.	36,300	1,566,708
LKQ Corp.(a)	24,000	433,680
W.W. Grainger, Inc.	2,200	179,960
		2,180,348
Diversified Financial — 3.2%
Affiliated Managers Group, Inc.(a)	12,100	1,089,726
Ameriprise Financial, Inc.	24,000	976,080
BlackRock, Inc.	900	159,300
Eaton Vance Corp.	61,600	2,449,216
Federated Investors, Inc. Class B	3,400	117,028
Interactive Brokers Group, Inc.(a)	38,100	1,224,153

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
IntercontinentalExchange, Inc.(a)	1,900	$216,600
Janus Capital Group, Inc.	4,700	124,409
Lazard Ltd. Class A	3,900	133,185
Legg Mason, Inc.	1,200	52,284
Nymex Holdings, Inc.	2,300	194,304
optionsXpress Holdings, Inc.	2,600	58,084
Raymond James Financial, Inc.	36,000	950,040
TD Ameritrade Holding Corp.(a)	49,000	886,410
		8,630,819
Electric — 1.2%
The AES Corp.(a)	34,300	658,903
Dynegy, Inc. Class A(a)	172,000	1,470,600
Reliant Energy, Inc.(a)	44,700	950,769
		3,080,272
Electrical Components & Equipment — 1.5%
Ametek, Inc.	83,500	3,942,870
General Cable Corp.(a)	1,700	103,445
		4,046,315
Electronics — 3.5%
Applera Corp. Applied Biosystems Group	17,000	569,160
Cogent, Inc.(a)	5,400	61,398
Cymer, Inc.(a)	1,400	37,632
Dolby Laboratories, Inc. Class A(a)	45,500	1,833,650
FLIR Systems, Inc.(a)	103,000	4,178,710
Gentex Corp.	3,900	56,316
II-VI, Inc.(a)	2,700	94,284
Jabil Circuit, Inc.	8,900	146,049
National Instruments Corp.	3,400	96,458
Trimble Navigation Ltd.(a)	6,000	214,200
Waters Corp.(a)	31,000	1,999,500
		9,287,357
Energy – Alternate Sources — 0.2%
SunPower Corp. Class A(a)	7,000	503,860
Engineering & Construction — 0.4%
Chicago Bridge & Iron Co. NV	1,900	75,658
Fluor Corp.(a)	1,900	353,552
Foster Wheeler Ltd.(a)	4,200	307,230
McDermott International, Inc.(a)	6,100	377,529
		1,113,969

	Number of Shares	Value
Entertainment — 1.1%
DreamWorks Animation SKG, Inc. Class A(a)	32,800	$977,768
International Game Technology	67,700	1,691,146
Pinnacle Entertainment, Inc.(a)	31,000	325,190
		2,994,104
Environmental Controls — 0.1%
Republic Services, Inc.	6,950	206,415
Stericycle, Inc.(a)	3,300	170,610
		377,025
Foods — 0.7%
The Hershey Co.	2,900	95,062
McCormick & Co., Inc.	6,400	228,224
Whole Foods Market, Inc.	70,000	1,658,300
		1,981,586
Health Care – Products — 4.4%
American Medical Systems Holdings, Inc.(a)	3,800	56,810
ArthroCare Corp.(a)	2,300	93,863
Becton, Dickinson & Co.	1,000	81,300
C.R. Bard, Inc.	20,600	1,811,770
Edwards Lifesciences Corp.(a)	52,000	3,226,080
Gen-Probe, Inc.(a)	17,800	845,144
Henry Schein, Inc.(a)	44,300	2,284,551
Hologic, Inc.(a)	4,800	104,640
IDEXX Laboratories, Inc.(a)	3,400	165,716
Intuitive Surgical, Inc.(a)	800	215,520
Masimo Corp.(a)	3,900	133,965
Qiagen N.V.(a)	72,100	1,451,373
Resmed, Inc.(a)	17,200	614,728
St. Jude Medical, Inc.(a)	7,700	314,776
Techne Corp.(a)	2,100	162,519
Varian Medical Systems, Inc.(a)	2,600	134,810
Zimmer Holdings, Inc.(a)	1,900	129,295
		11,826,860
Health Care – Services — 1.8%
Cigna Corp.	6,400	226,496
Community Health Systems, Inc.(a)	22,000	725,560
Covance, Inc.(a)	1,000	86,020
Coventry Health Care, Inc.(a)	28,500	866,970
DaVita, Inc.(a)	2,100	111,573
Health Net, Inc.(a)	31,900	767,514
Healthways, Inc.(a)	2,400	71,040

	Number of Shares	Value
Humana, Inc.(a)	23,900	$950,503
Laboratory Corp. of America Holdings(a)	12,400	863,412
Lincare Holdings, Inc.(a)	3,600	102,240
Quest Diagnostics, Inc.	2,600	126,022
		4,897,350
Home Builders — 0.1%
Centex Corp.	2,000	26,740
KB Home	1,800	30,474
Lennar Corp. Class A	3,200	39,488
Pulte Homes, Inc.	2,400	23,112
Thor Industries, Inc.	2,200	46,772
Toll Brothers, Inc.(a)	2,300	43,079
Winnebago Industries, Inc.	2,500	25,475
		235,140
Household Products — 0.1%
Avery Dennison Corp.	600	26,358
The Clorox Co.	2,900	151,380
		177,738
Insurance — 2.0%
Aon Corp.	1,900	87,286
Arch Capital Group Ltd.(a)	1,900	126,008
Assurant, Inc.	22,300	1,470,908
Axis Capital Holdings Ltd.	51,900	1,547,139
HCC Insurance Holdings, Inc.	3,200	67,648
Markel Corp.(a)	200	73,400
Philadelphia Consolidated Holding Corp.(a)	31,400	1,066,658
Principal Financial Group, Inc.	19,000	797,430
RenaissanceRe Holdings Ltd.	1,500	67,005
		5,303,482
Internet — 3.6%
Amazon.com, Inc.(a)	39,000	2,859,870
Baidu.com Sponsored ADR (Cayman Islands)(a)	300	93,888
Ctrip.com International Ltd. ADR (China)	2,000	91,560
Digital River, Inc.(a)	2,600	100,308
Expedia, Inc.(a)	95,000	1,746,100
F5 Networks, Inc.(a)	4,000	113,680
McAfee, Inc.(a)	53,600	1,824,008
Priceline.com, Inc.(a)	1,000	115,460
Sina Corp.(a)	2,700	114,885

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Symantec Corp.(a)	5,900	$114,165
VeriSign, Inc.(a)	63,800	2,411,640
		9,585,564
Iron & Steel — 0.2%
Carpenter Technology Corp.	5,400	235,710
Cleveland-Cliffs, Inc.	2,800	333,732
		569,442
Leisure Time — 0.1%
Harley-Davidson, Inc.	4,300	155,918
Royal Caribbean Cruises Ltd.	2,100	47,187
WMS Industries, Inc.(a)	2,600	77,402
		280,507
Lodging — 1.3%
Boyd Gaming Corp.	1,600	20,096
Choice Hotels International, Inc.	3,800	100,700
Gaylord Entertainment Co.(a)	36,000	862,560
Las Vegas Sands Corp.(a)	2,700	128,088
Marriott International, Inc. Class A	77,300	2,028,352
Melco Crown Entertainment Ltd. ADR (Hong Kong)(a)	8,300	77,356
Starwood Hotels & Resorts Worldwide, Inc.	3,200	128,224
Wynn Resorts Ltd.	1,600	130,160
		3,475,536
Machinery – Construction & Mining — 0.2%
Joy Global, Inc.	4,200	318,486
Terex Corp.(a)	2,300	118,151
		436,637
Machinery – Diversified — 2.8%
Cummins, Inc.	4,900	321,048
Graco, Inc.	2,200	83,754
IDEX Corp.	63,350	2,333,814
Roper Industries, Inc.	71,800	4,730,184
Zebra Technologies Corp. Class A(a)	1,900	62,016
		7,530,816
Manufacturing — 1.5%
Danaher Corp.	13,000	1,004,900
Donaldson Co., Inc.	4,400	196,416
Harsco Corp.	11,100	603,951
ITT Corp.	33,400	2,115,222
Pall Corp.	2,400	95,232
		4,015,721

	Number of Shares	Value
Media — 2.3%
Cablevision Systems Corp. Class A(a)	64,100	$1,448,660
Central European Media Enterprises Ltd.(a)	1,300	117,689
CTC Media, Inc.(a)	4,400	108,504
Discovery Holding Co. Class A(a)	87,400	1,919,304
FactSet Research Systems, Inc.	14,200	800,312
The McGraw-Hill Cos., Inc.	6,600	264,792
Rogers Communications, Inc. Class B	11,000	425,260
Shaw Communications, Inc. Class B	5,200	105,872
WPP Group PLC Sponsored ADR (United Kingdom)	3,100	148,242
XM Satellite Radio Holdings, Inc. Class A(a)	98,000	768,320
		6,106,955
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	3,200	308,384
Mining — 1.6%
Agnico-Eagle Mines Ltd.	35,700	2,655,009
Teck Cominico Ltd. Class B	32,000	1,534,400
		4,189,409
Office Furnishings — 0.0%
HNI Corp.	2,100	37,086
Oil & Gas — 4.8%
Bill Barrett Corp.(a)	2,300	136,643
Cabot Oil & Gas Corp.	3,000	203,190
CNX Gas Corp.(a)	48,000	2,017,920
Compton Pete Corp.(a)	10,100	128,371
Concho Resources, Inc.(a)	6,100	227,530
Diamond Offshore Drilling, Inc.	2,400	333,936
EOG Resources, Inc.	23,000	3,017,600
Forest Oil Corp.(a)	3,500	260,750
Mariner Energy, Inc.(a)	3,100	114,607
Murphy Oil Corp.	30,800	3,019,940
Nabors Industries Ltd.(a)	3,900	191,997
Newfield Exploration Co.(a)	4,400	287,100
SandRidge Energy, Inc.(a)	13,800	891,204
Sunoco, Inc.	2,700	109,863
Ultra Petroleum Corp.(a)	4,200	412,440
XTO Energy, Inc.	20,000	1,370,200
		12,723,291

	Number of Shares	Value
Oil & Gas Services — 5.1%
BJ Services Co.	92,800	$2,964,032
Cameron International Corp.(a)	18,500	1,023,975
Core Laboratories NV(a)	3,300	469,755
FMC Technologies, Inc.(a)	23,700	1,823,241
Smith International, Inc.	58,000	4,822,120
TETRA Technologies, Inc.(a)	46,900	1,111,999
Trican Well Service Ltd.	32,300	803,814
Weatherford International Ltd.(a)	11,200	555,408
		13,574,344
Pharmaceuticals — 5.6%
Alkermes, Inc.(a)	30,000	370,800
Allergan, Inc.	5,600	291,480
Amylin Pharmaceuticals, Inc.(a)	27,200	690,608
BioMarin Pharmaceuticals, Inc.(a)	30,100	872,298
Cephalon, Inc.(a)	40,700	2,714,283
DENTSPLY International, Inc.	23,500	864,800
Elan Corp. PLC Sponsored ADR (Ireland)(a)	104,200	3,704,310
Express Scripts, Inc.(a)	4,600	288,512
Gilead Sciences, Inc.(a)	3,000	158,850
ImClone Systems, Inc.(a)	14,900	602,854
Medarex, Inc.(a)	34,000	224,740
OSI Pharmaceuticals, Inc.(a)	18,000	743,760
Patterson Cos., Inc.(a)	1,800	52,902
Sepracor, Inc.(a)	23,000	458,160
Theravance, Inc.(a)	29,000	344,230
Valeant Pharmaceuticals International(a)	77,000	1,317,470
Warner Chilcott Ltd. Class A(a)	67,500	1,144,125
		14,844,182
Pipelines — 0.2%
The Williams Cos., Inc.	10,300	415,193
Real Estate — 0.3%
The St. Joe Co.	26,000	892,320
Retail — 6.2%
Advance Auto Parts, Inc.	2,200	85,426
AnnTaylor Stores Corp.(a)	2,400	57,504
Bed Bath & Beyond, Inc.(a)	70,400	1,978,240
Best Buy Co., Inc.	20,000	792,000

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Carmax, Inc.(a)	95,000	$1,348,050
The Cheesecake Factory(a)	35,000	556,850
Chipotle Mexican Grill, Inc. Class B(a)	21,900	1,650,384
Coach, Inc.(a)	6,400	184,832
Dicks Sporting Goods, Inc.(a)	3,000	53,220
Family Dollar Stores, Inc.	3,700	73,778
J. Crew Group, Inc.(a)	32,000	1,056,320
Men's Wearhouse, Inc.	2,100	34,209
MSC Industrial Direct Co., Inc. Class A	24,000	1,058,640
O'Reilly Automotive, Inc.(a)	58,600	1,309,710
P.F. Chang's China Bistro, Inc.(a)	8,000	178,720
Panera Bread Co. Class A(a)	8,000	370,080
PetSmart, Inc.	77,900	1,554,105
Ross Stores, Inc.	6,800	241,536
Shoppers Drug Mart Corp.	24,000	1,316,802
Staples, Inc.	6,200	147,250
Starbucks Corp.(a)	4,700	73,978
Tiffany & Co.	5,200	211,900
Tim Hortons, Inc.	36,900	1,058,661
The TJX Cos., Inc.	8,000	251,760
Tractor Supply Co.(a)	1,600	46,464
Urban Outfitters, Inc.(a)	3,500	109,165
Williams-Sonoma, Inc.	24,600	488,064
Yum! Brands, Inc.	10,200	357,918
		16,645,566
Semiconductors — 6.5%
Altera Corp.	110,900	2,295,630
Analog Devices, Inc.	6,100	193,797
Broadcom Corp. Class A(a)	8,100	221,049
Cree, Inc.(a)	20,000	456,200
Fairchild Semiconductor International, Inc.(a)	4,200	49,266
Integrated Device Technology, Inc.(a)	6,100	60,634
Intersil Corp. Class A	60,800	1,478,656
KLA-Tencor Corp.	1,600	65,136
Lam Research Corp.(a)	1,900	68,685
Linear Technology Corp.	6,700	218,219
Marvell Technology Group Ltd.(a)	152,600	2,694,916
Maxim Integrated Products, Inc.	4,200	88,830
MEMC Electronic Materials, Inc.(a)	3,800	233,852

	Number of Shares	Value
Microchip Technology, Inc.	59,400	$1,814,076
National Semiconductor Corp.	8,900	182,806
ON Semiconductor Corp.(a)	154,000	1,412,180
PMC-Sierra, Inc.(a)	153,000	1,170,450
QLogic Corp.(a)	5,800	84,622
Silicon Laboratories, Inc.(a)	3,200	115,488
Teradyne, Inc.(a)	96,800	1,071,576
Varian Semiconductor Equipment Associates, Inc.(a)	31,600	1,100,312
Xilinx, Inc.	95,200	2,403,800
		17,480,180
Software — 3.4%
Activision, Inc.(a)	5,200	177,164
Adobe Systems, Inc.(a)	2,200	86,658
American Reprographics Co.(a)	5,400	89,910
Ansys, Inc.(a)	2,400	113,088
Autodesk, Inc.(a)	48,600	1,643,166
Cerner Corp.(a)	30,000	1,355,400
Citrix Systems, Inc.(a)	3,800	111,758
Dun & Bradstreet Corp.	1,200	105,168
Electronic Arts, Inc.(a)	5,500	244,365
Fidelity National Information Services, Inc.	1,500	55,365
Fiserv, Inc.(a)	44,700	2,028,039
Intuit, Inc.(a)	7,100	195,747
Red Hat, Inc.(a)	82,400	1,704,856
Salesforce.com, Inc.(a)	13,100	893,813
Satyam Computer Services Ltd. ADR (India)	6,300	154,476
SEI Investments Co.	3,600	84,672
THQ, Inc.(a)	3,800	76,988
		9,120,633
Telecommunications — 6.3%
Amdocs Ltd.(a)	71,000	2,088,820
American Tower Corp. Class A(a)	62,000	2,619,500
Ciena Corp.(a)	35,000	810,950
Crown Castle International Corp.(a)	70,100	2,714,973
Foundry Networks, Inc.(a)	7,100	83,922
Harris Corp.	13,000	656,370
JDS Uniphase Corp.(a)	161,900	1,839,184
Juniper Networks, Inc.(a)	122,600	2,719,268

	Number of Shares	Value
Leap Wireless International, Inc.(a)	42,000	$1,813,140
MetroPCS Communications, Inc.(a)	60,100	1,064,371
NeuStar, Inc. Class A(a)	3,800	81,928
NII Holdings, Inc. Class B(a)	3,300	156,717
SBA Communications Corp. Class A(a)	7,700	277,277
		16,926,420
Toys, Games & Hobbies — 0.0%
Mattel, Inc.	4,200	71,904
Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	5,000	274,200
Expeditors International Washington, Inc.	5,700	245,100
Landstar System, Inc.	5,000	276,100
UTI Worldwide, Inc.	40,900	815,955
		1,611,355
TOTAL COMMON STOCK (Cost $247,736,828)		257,191,935
PREFERRED STOCK — 0.0%
Savings & Loans — 0.0%
Bill Me Later, Inc. Preferred (a)(b)	3,000	108,690
TOTAL PREFERRED STOCK (Cost $108,690)		108,690
TOTAL EQUITIES (Cost $247,845,518)		257,300,625
TOTAL LONG-TERM INVESTMENTS (Cost $247,845,518)		257,300,625

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.8%
Repurchase Agreement — 3.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(c)	$10,072,234	$10,072,234
TOTAL SHORT-TERM INVESTMENTS (Cost $10,072,234)		10,072,234
TOTAL INVESTMENTS — 99.9% (Cost $257,917,752)(d)		267,372,859
Other Assets/ (Liabilities) — 0.1%		213,850
NET ASSETS — 100.0%		$267,586,709

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  This security is valued in good faith under procedures established by the Board of Trustees.

(c)  Maturity value of $10,072,485. Collateralized by U.S. Government Agency obligations with rates ranging from 2.820% - 2.883%, maturity dates ranging from 8/15/36 - 8/25/36, and an aggregate market value, including accrued interest, of $10,280,114.

(d)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.0%
COMMON STOCK — 94.0%
Agriculture — 1.2%
Universal Corp.	59,200	$2,677,024
Airlines — 1.3%
Alaska Air Group, Inc.(a)	82,600	1,267,084
Continental Airlines, Inc. Class B(a)	65,400	661,194
SkyWest, Inc.	67,000	847,550
		2,775,828
Automotive & Parts — 3.2%
ArvinMeritor, Inc.	214,145	2,672,530
Autoliv, Inc.	23,900	1,114,218
TRW Automotive Holdings Corp.(a)	166,700	3,078,949
		6,865,697
Banks — 4.0%
Central Pacific Financial Corp.	40,200	428,532
The South Financial Group, Inc.	167,800	657,776
Susquehanna Bancshares, Inc.	129,327	1,770,487
Trustmark Corp.	120,900	2,133,885
Webster Financial Corp.	103,700	1,928,820
Whitney Holding Corp.	92,700	1,696,410
		8,615,910
Beverages — 1.5%
Molson Coors Brewing Co. Class B	59,750	3,246,217
Building Materials — 0.4%
Quanex Building Products Corp.	55,000	817,300
Chemicals — 6.7%
Arch Chemicals, Inc.	18,250	604,987
Ashland, Inc.	67,600	3,258,320
Chemtura Corp.	136,700	798,328
Cytec Industries, Inc.	71,500	3,901,040
Methanex Corp.	20,500	574,410
Rockwood Holdings, Inc.(a)	110,100	3,831,480
Westlake Chemical Corp.	102,200	1,518,692
		14,487,257

	Number of Shares	Value
Commercial Services — 1.8%
Avis Budget Group, Inc.(a)	175,400	$1,468,098
Kelly Services, Inc. Class A	130,700	2,526,431
		3,994,529
Computers — 0.5%
Lexmark International, Inc. Class A(a)	35,700	1,193,451
Distribution & Wholesale — 2.8%
Ingram Micro, Inc. Class A(a)	105,000	1,863,750
Tech Data Corp.(a)	68,000	2,304,520
United Stationers, Inc.(a)	54,200	2,002,690
		6,170,960
Electric — 3.4%
Northeast Utilities	156,000	3,982,680
Reliant Energy, Inc.(a)	156,700	3,333,009
		7,315,689
Electrical Components & Equipment — 0.8%
EnerSys(a)	49,000	1,677,270
Electronics — 4.1%
Arrow Electronics, Inc.(a)	96,000	2,949,120
PerkinElmer, Inc.	120,200	3,347,570
Vishay Intertechnology, Inc.(a)	282,100	2,502,227
		8,798,917
Foods — 6.1%
Corn Products International, Inc.	6,000	294,660
Del Monte Foods Co.	315,800	2,242,180
Ruddick Corp.	118,100	4,052,011
Smithfield Foods, Inc.(a)	88,000	1,749,440
SuperValu, Inc.	92,800	2,866,592
Tyson Foods, Inc. Class A	139,200	2,079,648
		13,284,531
Gas — 1.1%
Atmos Energy Corp.	89,500	2,467,515
Hand & Machine Tools — 3.2%
Kennametal, Inc.	120,600	3,925,530
Regal-Beloit Corp.	69,000	2,915,250
		6,840,780
Health Care – Services — 4.7%
AMERIGROUP Corp.(a)	86,400	1,797,120
Apria Healthcare Group, Inc.(a)	63,800	1,237,082

	Number of Shares	Value
LifePoint Hospitals, Inc.(a)	75,600	$2,139,480
Molina Healthcare, Inc.(a)	112,100	2,728,514
Universal Health Services, Inc. Class B	37,000	2,339,140
		10,241,336
Home Builders — 1.2%
KB Home	16,600	281,038
Thor Industries, Inc.	111,000	2,359,860
		2,640,898
Insurance — 7.6%
Arch Capital Group Ltd.(a)	62,800	4,164,896
Aspen Insurance Holdings Ltd.	161,900	3,832,173
Old Republic International Corp.	151,200	1,790,208
Platinum Underwriters Holdings Ltd.	119,000	3,880,590
RenaissanceRe Holdings Ltd.	11,900	531,573
StanCorp Financial Group, Inc.	46,900	2,202,424
		16,401,864
Iron & Steel — 2.5%
Cleveland-Cliffs, Inc.	8,000	953,520
Reliance Steel & Aluminum Co.	40,600	3,129,854
Steel Dynamics, Inc.	33,000	1,289,310
		5,372,684
Leisure Time — 1.2%
Brunswick Corp.	142,200	1,507,320
Callaway Golf Co.	93,000	1,100,190
		2,607,510
Machinery – Construction & Mining — 0.8%
Terex Corp.(a)	33,000	1,695,210
Machinery – Diversified — 1.7%
AGCO Corp.(a)	35,700	1,871,037
Briggs & Stratton Corp.	143,900	1,824,652
		3,695,689
Manufacturing — 1.6%
Acuity Brands, Inc.	4,100	197,128
AptarGroup, Inc.	51,200	2,147,840
SPX Corp.	8,100	1,067,013
		3,411,981

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 2.8%
Commercial Metals Co.	93,300	$3,517,410
Mueller Industries, Inc.	78,428	2,525,382
		6,042,792
Office Equipment/Supplies — 1.4%
Ikon Office Solutions, Inc.	274,800	3,099,744
Oil & Gas — 1.6%
Helmerich & Payne, Inc.	29,200	2,102,984
Rowan Cos., Inc.	28,800	1,346,400
		3,449,384
Oil & Gas Services — 2.4%
Exterran Holdings, Inc.(a)	4,500	321,705
Oil States International, Inc.(a)	75,800	4,808,752
		5,130,457
Packaging & Containers — 1.4%
Silgan Holdings, Inc.	22,000	1,116,280
Sonoco Products Co.	64,400	1,993,180
		3,109,460
Pharmaceuticals — 0.9%
Omnicare, Inc.	71,000	1,861,620
Real Estate Investment Trusts (REITS) — 4.0%
Ashford Hospitality Trust, Inc.	163,800	756,756
Digital Realty Trust, Inc.	61,700	2,524,147
Mid-America Apartment Communities, Inc.	40,600	2,072,224
Strategic Hotels & Resorts, Inc.	68,200	639,034
Sunstone Hotel Investors, Inc.	24,400	405,040
Tanger Factory Outlet Centers, Inc.	32,400	1,164,132
Taubman Centers, Inc.	22,500	1,094,625
		8,655,958
Retail — 2.3%
AutoNation, Inc.(a)	147,700	1,479,954
Dillard's, Inc. Class A	50,800	587,756
Insight Enterprises, Inc.(a)	108,500	1,272,705
Jones Apparel Group, Inc.	29,500	405,625
Men's Wearhouse, Inc.	76,800	1,251,072
		4,997,112
Savings & Loans — 3.2%
Astoria Financial Corp.	106,000	2,128,480
First Niagara Financial Group, Inc.	136,200	1,751,532

	Number of Shares	Value
Provident Financial Services, Inc.	212,395	$2,975,654
		6,855,666
Semiconductors — 2.3%
Amkor Technology, Inc.(a)	183,800	1,913,358
Spansion, Inc. Class A(a)	160,000	360,000
Teradyne, Inc.(a)	82,500	913,275
Zoran Corp.(a)	157,400	1,841,580
		5,028,213
Telecommunications — 1.5%
CommScope, Inc.(a)	59,900	3,160,923
Transportation — 4.9%
Arkansas Best Corp.	46,300	1,696,432
Con-way, Inc.	37,900	1,791,154
Ryder System, Inc.	62,700	4,318,776
Werner Enterprises, Inc.	151,800	2,820,444
		10,626,806
Trucking & Leasing — 1.9%
GATX Corp.	92,000	4,078,360
TOTAL COMMON STOCK (Cost $223,935,664)		203,392,542
TOTAL EQUITIES (Cost $223,935,664)		203,392,542
TOTAL LONG-TERM INVESTMENTS (Cost $223,935,664)		203,392,542
	Principal Amount
SHORT-TERM INVESTMENTS — 4.9%
Repurchase Agreement — 4.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$10,563,219	10,563,219
TOTAL SHORT-TERM INVESTMENTS (Cost $10,563,219)		10,563,219
TOTAL INVESTMENTS — 98.9% (Cost $234,498,883)(c)		213,955,761
Other Assets/ (Liabilities) — 1.1%		2,332,953
NET ASSETS — 100.0%		$216,288,714

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Maturity value of $10,563,483. Collateralized by U.S. Government Agency obligations with a rate of 2.820%, maturity date of 7/15/36, and an aggregate market value, including accrued interest, of $10,776,082.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%
COMMON STOCK — 98.0%
Advertising — 0.2%
inVentiv Health, Inc.(a)	3,571	$99,238
Aerospace & Defense — 2.3%
AAR Corp.(a)	4,152	56,176
Cubic Corp.	1,600	35,648
Curtiss-Wright Corp.	4,740	212,068
Esterline Technologies Corp.(a)	3,219	158,568
GenCorp, Inc.(a)	6,004	42,989
Kaman Corp.	2,731	62,157
Moog, Inc. Class A(a)	4,591	170,969
Orbital Sciences Corp.(a)	6,202	146,119
Teledyne Technologies, Inc.(a)	3,811	185,939
Triumph Group, Inc.	1,739	81,907
		1,152,540
Agriculture — 0.3%
Alliance One International, Inc.(a)	9,505	48,570
The Andersons, Inc.	1,929	78,530
		127,100
Airlines — 0.2%
SkyWest, Inc.	6,200	78,430
Apparel — 1.7%
Crocs, Inc.(a)	8,889	71,201
Deckers Outdoor Corp.(a)	1,413	196,690
Iconix Brand Group, Inc.(a)	6,193	74,811
K-Swiss, Inc. Class A	2,921	42,939
Maidenform Brands, Inc.(a)	2,000	27,000
Oxford Industries, Inc.	1,500	28,726
Perry Ellis International, Inc.(a)	1,235	26,207
Quiksilver, Inc.(a)	13,495	132,521
Skechers U.S.A., Inc. Class A(a)	3,490	68,962
Volcom, Inc.(a)	1,538	36,804
Wolverine World Wide, Inc.	5,385	143,618
		849,479
Auto Manufacturers — 0.0%
Wabash National Corp.	3,200	24,192
Automotive & Parts — 0.3%
ATC Technology Corp.(a)	2,387	55,569
Spartan Motors, Inc.	3,400	25,398

	Number of Shares	Value
Standard Motor Products, Inc.	1,300	$10,608
Superior Industries International, Inc.	2,528	42,673
		134,248
Banks — 4.8%
Bank Mutual Corp.	5,100	51,204
Boston Private Financial Holdings, Inc.	4,425	25,090
Cascade Bancorp	2,900	22,330
Central Pacific Financial Corp.	3,000	31,980
Columbia Banking System, Inc.	1,900	36,727
Community Bank System, Inc.	3,162	65,200
Corus Bankshares, Inc.	3,483	14,489
East West Bancorp, Inc.	6,742	47,598
First Bancorp	8,096	51,329
First Commonwealth Financial Corp.	6,700	62,511
First Financial Bancorp	3,200	29,440
First Financial Bankshares, Inc.	2,300	105,363
First Midwest Bancorp, Inc.	5,236	97,651
Frontier Financial Corp.	4,310	36,721
Glacier Bancorp, Inc.	5,746	91,879
Hancock Holding Co.	2,610	102,547
Hanmi Financial Corp.	4,000	20,840
Independent Bank Corp.	2,120	8,480
Irwin Financial Corp.	2,000	5,380
Nara Bancorp, Inc.	2,300	24,679
National Penn Bancshares, Inc.	8,753	116,240
Old National Bancorp	7,098	101,217
PrivateBancorp, Inc.	3,002	91,201
Prosperity Bancshares, Inc.	4,109	109,834
Provident Bankshares Corp.	3,411	21,762
Signature Bank(a)	3,165	81,530
The South Financial Group, Inc.	7,813	30,627
Sterling Bancorp	1,800	21,510
Sterling Bancshares, Inc.	8,041	73,093
Sterling Financial Corp.	5,854	24,236
Susquehanna Bancshares, Inc.	9,174	125,592
Trustco Bank Corp. NY	7,900	58,618
UCBH Holdings, Inc.	11,842	26,644
UMB Financial Corp.	3,838	196,774
Umpqua Holdings Corp.	6,454	78,287
United Bankshares, Inc.	4,322	99,190
United Community Banks, Inc.	4,454	37,993

	Number of Shares	Value
Whitney Holding Corp.	6,886	$126,014
Wilshire Bancorp, Inc.	1,757	15,057
Wintrust Financial Corp.	2,476	59,053
		2,425,910
Beverages — 0.3%
Boston Beer Co., Inc. Class A(a)	1,100	44,748
Green Mountain Coffee Roasters, Inc.(a)	1,852	69,580
Peet's Coffee & Tea, Inc.(a)	1,300	25,766
		140,094
Biotechnology — 0.8%
Arqule, Inc.(a)	3,600	11,700
Cambrex Corp.(a)	3,000	17,610
CryoLife, Inc.(a)	2,626	30,042
Enzo Biochem, Inc.(a)	3,300	37,026
Integra Lifesciences Holdings Corp.(a)	2,036	90,561
Martek Biosciences Corp.(a)	3,596	121,221
Regeneron Pharmaceuticals, Inc.(a)	6,736	97,268
		405,428
Building Materials — 1.5%
Apogee Enterprises, Inc.	3,105	50,177
Drew Industries, Inc.(a)	1,967	31,374
Gibraltar Industries, Inc.	3,247	51,854
Lennox International, Inc.	6,048	175,150
NCI Building Systems, Inc.(a)	2,074	76,178
Quanex Building Products Corp.	3,974	59,054
Simpson Manufacturing Co., Inc.	4,006	95,102
Texas Industries, Inc.	2,875	161,374
Universal Forest Products, Inc.	2,124	63,635
		763,898
Chemicals — 1.3%
Arch Chemicals, Inc.	2,717	90,069
Georgia Gulf Corp.	3,988	11,565
H.B. Fuller Co.	5,683	127,526
NewMarket Corp.	1,425	94,378
OM Group, Inc.(a)	3,272	107,289
Omnova Solutions, Inc.(a)	4,600	12,788
Penford Corp.	1,200	17,856
PolyOne Corp.(a)	9,965	69,456
Quaker Chemical Corp.	1,100	29,326
Schulman (A.), Inc.	2,900	66,787

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tronox, Inc. Class B	4,300	$12,986
Zep, Inc.	2,200	32,736
		672,762
Coal — 0.9%
Patriot Coal Corp.(a)	2,914	446,687
Commercial Services — 4.7%
Aaron Rents, Inc.	5,745	128,286
ABM Industries, Inc.	4,741	105,487
Administaff, Inc.	2,453	68,414
AMN Healthcare Services, Inc.(a)	3,178	53,772
Arbitron, Inc.	2,924	138,890
Bankrate, Inc.(a)	1,418	55,401
Bowne & Co., Inc.	2,838	36,185
CDI Corp.	1,426	36,278
Chemed Corp.	2,535	92,806
Coinstar, Inc.(a)	2,997	98,032
Consolidated Graphics, Inc.(a)	1,242	61,193
CPI Corp.	532	9,964
Cross Country Healthcare, Inc.(a)	3,300	47,553
Gevity HR, Inc.	2,400	12,912
Healthcare Services Group, Inc.	4,596	69,905
Healthspring, Inc.(a)	5,380	90,814
Heidrick & Struggles International, Inc.	1,823	50,388
Hillenbrand, Inc.	6,656	142,439
HMS Holdings Corp.(a)	2,388	51,270
Kendle International, Inc.(a)	1,352	49,118
Live Nation, Inc.(a)	8,153	86,259
Maximus, Inc.	1,993	69,396
Midas, Inc.(a)	1,500	20,250
On Assignment, Inc.(a)	3,700	29,674
PAREXEL International Corp.(a)	6,073	159,781
PharmaNet Development Group, Inc.(a)	2,071	32,660
Pre-Paid Legal Services, Inc.(a)	839	34,080
Rewards Network, Inc.(a)	2,600	10,686
Spherion Corp.(a)	5,800	26,796
Startek, Inc.(a)	1,400	13,160
TrueBlue, Inc.(a)	4,734	62,536
Universal Technical Institute, Inc.(a)	2,270	28,284
Viad Corp.	2,227	57,434
Volt Information Sciences, Inc.(a)	1,400	16,674
Watson Wyatt Worldwide, Inc. Class A	4,532	239,698
Wright Express Corp.(a)	4,166	103,317
		2,389,792

	Number of Shares	Value
Computers — 2.0%
Agilysys, Inc.	2,393	$27,136
Ansoft Corp.(a)	1,675	60,970
CACI International, Inc. Class A(a)	3,244	148,478
Catapult Communications Corp.(a)	1,182	8,416
Ciber, Inc.(a)	5,600	34,776
Hutchinson Technology, Inc.(a)	2,521	33,882
Manhattan Associates, Inc.(a)	2,663	63,193
Mercury Computer Systems, Inc.(a)	2,400	18,072
MICROS Systems, Inc.(a)	8,765	267,245
MTS Systems Corp.	1,969	70,648
Planar Systems, Inc.(a)	1,900	4,940
Radiant Systems, Inc.(a)	2,800	30,044
RadiSys Corp.(a)	2,400	21,744
SI International, Inc.(a)	1,400	29,316
Stratasys, Inc.(a)	2,200	40,612
SYKES Enterprises, Inc.(a)	3,466	65,369
Synaptics, Inc.(a)	2,400	90,552
		1,015,393
Cosmetics & Personal Care — 0.3%
Chattem, Inc.(a)	2,021	131,466
Distribution & Wholesale — 2.0%
Brightpoint, Inc.(a)	5,472	39,945
Building Materials Holding Corp.	3,200	5,664
Fossil, Inc.(a)	5,020	145,931
LKQ Corp.(a)	12,368	223,490
Owens & Minor, Inc.	4,394	200,762
Pool Corp.	5,101	90,594
ScanSource, Inc.(a)	2,826	75,624
United Stationers, Inc.(a)	2,507	92,634
Watsco, Inc.	2,671	111,648
		986,292
Diversified Financial — 1.4%
Financial Federal Corp.	2,758	60,566
Investment Technology Group, Inc.(a)	4,625	154,752
LaBranche & Co., Inc.(a)	5,813	41,156
National Financial Partners Corp.	4,247	84,176
optionsXpress Holdings, Inc.	4,500	100,530
Piper Jaffray Cos.(a)	1,665	48,834
Portfolio Recovery Associates, Inc.(a)	1,620	60,750
SWS Group, Inc.	2,379	39,515
TradeStation Group, Inc.(a)	3,133	31,800
World Acceptance Corp.(a)	1,722	57,980
		680,059

	Number of Shares	Value
Electric — 1.5%
Allete, Inc.	2,808	$117,936
Avista Corp.	5,657	121,399
Central Vermont Public Service Corp.	1,100	21,307
CH Energy Group, Inc.	1,400	49,798
Cleco Corp.	6,472	150,992
El Paso Electric Co.(a)	4,762	94,288
UIL Holdings Corp.	2,666	78,407
Unisource Energy Corp.	3,725	115,512
		749,639
Electrical Components & Equipment — 0.8%
Advanced Energy Industries, Inc.(a)	3,524	48,279
Belden, Inc.	4,730	160,252
C&D Technologies, Inc.(a)	2,741	23,189
Greatbatch, Inc.(a)	2,400	41,520
Littelfuse, Inc.(a)	2,300	72,565
Magnetek, Inc.(a)	3,700	15,651
Vicor Corp.	2,000	19,960
		381,416
Electronics — 4.6%
Analogic Corp.	1,489	93,911
Bel Fuse, Inc. Class B	1,300	32,123
Benchmark Electronics, Inc.(a)	7,250	118,465
Brady Corp. Class A	5,788	199,860
Checkpoint Systems, Inc.(a)	4,221	88,134
CTS Corp.	3,500	35,175
Cymer, Inc.(a)	3,251	87,387
Daktronics, Inc.	3,654	73,701
Dionex Corp.(a)	1,936	128,492
Electro Scientific Industries, Inc.(a)	2,900	41,093
Faro Technologies, Inc.(a)	1,766	44,450
FEI Co.(a)	3,854	87,794
II-VI, Inc.(a)	2,616	91,351
Itron, Inc.(a)	3,619	355,929
Keithley Instruments, Inc.	1,600	15,200
Lo-Jack Corp.(a)	2,000	15,920
Methode Electronics, Inc.	4,000	41,800
Newport Corp.(a)	3,800	43,282
Park Electrochemical Corp.	2,144	52,121
Photon Dynamics, Inc.(a)	1,957	29,512
Plexus Corp.(a)	4,483	124,089
Rogers Corp.(a)	1,901	71,459
Sonic Solutions, Inc.(a)	2,800	16,688
Technitrol, Inc.	4,378	74,382
TTM Technologies, Inc.(a)	4,554	60,158
Watts Water Technologies, Inc. Class A	3,155	78,560
Woodward Governor Co.	6,226	222,019
		2,323,055

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy – Alternate Sources — 0.1%
Headwaters, Inc.(a)	4,499	$52,953
Engineering & Construction — 0.5%
Emcor Group, Inc.(a)	7,250	206,842
Insituform Technologies, Inc. Class A(a)	3,120	47,518
		254,360
Entertainment — 0.2%
Pinnacle Entertainment, Inc.(a)	6,441	67,566
Shuffle Master, Inc.(a)	3,994	19,730
		87,296
Environmental Controls — 1.0%
Darling International, Inc.(a)	8,713	143,939
TETRA Technologies, Inc.(a)	6,263	141,669
Waste Connections, Inc.(a)	7,064	225,553
		511,161
Foods — 1.9%
Flowers Foods, Inc.	8,400	238,056
Great Atlantic & Pacific Tea Co.(a)	2,468	56,320
Hain Celestial Group, Inc.(a)	4,298	100,917
J&J Snack Foods Corp.	1,500	41,115
Lance, Inc.	3,332	62,542
Nash Finch Co.	1,341	45,956
Ralcorp Holdings, Inc.(a)	2,762	136,553
Sanderson Farms, Inc.	1,623	56,026
Spartan Stores, Inc.	2,353	54,119
TreeHouse Foods, Inc.(a)	3,335	80,907
United Natural Foods, Inc.(a)	4,553	88,692
		961,203
Forest Products & Paper — 0.6%
Buckeye Technologies, Inc.(a)	4,100	34,686
Deltic Timber Corp.	1,118	59,824
Neenah Paper, Inc.	1,608	26,870
Rock-Tenn Co. Class A	3,624	108,684
Schweitzer-Mauduit International, Inc.	1,600	26,960
Wausau Paper Corp.	5,300	40,863
		297,887
Gas — 3.6%
Atmos Energy Corp.	9,687	267,071
The Laclede Group, Inc.	2,368	95,596
New Jersey Resources Corp.	4,469	145,913
Northwest Natural Gas Co.	2,838	131,286
Piedmont Natural Gas Co., Inc.	7,850	205,356

	Number of Shares	Value
South Jersey Industries, Inc.	3,188	$119,104
Southern Union Co.	13,278	358,771
Southwest Gas Corp.	4,614	137,174
UGI Corp.	11,445	328,586
		1,788,857
Hand & Machine Tools — 0.6%
Baldor Electric Co.	4,882	170,772
Regal-Beloit Corp.	3,464	146,354
		317,126
Health Care – Products — 4.6%
Abaxis, Inc.(a)	2,315	55,861
American Medical Systems Holdings, Inc.(a)	7,766	116,102
ArthroCare Corp.(a)	2,878	117,451
Biolase Technology, Inc.(a)	2,900	9,918
CONMED Corp.(a)	3,056	81,137
Cyberonics, Inc.(a)	2,415	52,405
Datascope Corp.	1,374	64,578
Haemonetics Corp.(a)	2,765	153,347
ICU Medical, Inc.(a)	1,317	30,133
IDEXX Laboratories, Inc.(a)	6,431	313,447
Immucor, Inc.(a)	7,494	193,945
Invacare Corp.	3,395	69,394
Kensey Nash Corp.(a)	1,300	41,665
LCA-Vision, Inc.	2,177	10,384
Mentor Corp.	3,629	100,959
Meridian Bioscience, Inc.	4,343	116,914
Merit Medical Systems, Inc.(a)	2,912	42,806
Osteotech, Inc.(a)	2,100	11,949
Palomar Medical Technologies, Inc.(a)	1,900	18,962
PSS World Medical, Inc.(a)	6,641	108,248
SurModics, Inc.(a)	1,630	73,089
Symmetry Medical, Inc.(a)	3,756	60,922
The Cooper Cos., Inc.	4,765	177,020
Vital Signs, Inc.	830	47,127
West Pharmaceutical Services, Inc.	3,484	150,788
Zoll Medical Corp.(a)	2,225	74,916
		2,293,467
Health Care – Services — 2.7%
Air Methods Corp.(a)	1,118	27,950
Amedisys, Inc.(a)	2,862	144,302
AMERIGROUP Corp.(a)	5,674	118,019
AmSurg Corp.(a)	3,356	81,719
Centene Corp.(a)	4,673	78,460
Gentiva Health Services, Inc.(a)	3,092	58,903
Healthways, Inc.(a)	3,785	112,036
LHC Group, Inc.(a)	1,542	35,851

	Number of Shares	Value
Magellan Health Services, Inc.(a)	4,290	$158,859
Medcath Corp.(a)	1,336	24,021
Molina Healthcare, Inc.(a)	1,500	36,510
Odyssey Healthcare, Inc.(a)	3,400	33,116
Pediatrix Medical Group, Inc.(a)	5,079	250,039
RehabCare Group, Inc.(a)	1,880	30,136
Res-Care, Inc.(a)	2,700	48,006
Sunrise Senior Living, Inc.(a)	4,842	108,848
		1,346,775
Home Builders — 0.4%
Champion Enterprises, Inc.(a)	8,313	48,631
Fleetwood Enterprises, Inc.(a)	6,800	17,816
M/I Homes, Inc.	1,415	22,258
Meritage Home Corp.(a)	3,315	50,289
Monaco Coach Corp.	3,100	9,424
Skyline Corp.	700	16,450
Standard Pacific Corp.	6,980	23,592
Winnebago Industries, Inc.	3,053	31,110
		219,570
Home Furnishing — 0.4%
Audiovox Corp. Class A(a)	1,900	18,658
Bassett Furniture Industries, Inc.	1,300	15,340
Ethan Allen Interiors, Inc.	3,086	75,915
La-Z-Boy, Inc.	5,400	41,310
Universal Electronics, Inc.(a)	1,504	31,434
		182,657
Household Products — 0.2%
Central Garden & Pet Co. Class A(a)	7,600	31,160
Russ Berrie & Co., Inc.(a)	1,700	13,549
Spectrum Brands, Inc.(a)	4,200	10,710
The Standard Register Co.	1,300	12,259
WD-40 Co.	1,868	54,639
		122,317
Housewares — 0.4%
Libbey, Inc.	1,584	11,785
National Presto Industries, Inc.	545	34,978
The Toro Co.	3,955	131,583
		178,346
Insurance — 2.9%
Delphi Financial Group, Inc. Class A	4,632	107,185
Hilb, Rogal & Hobbs Co.	3,923	170,494

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Infinity Property & Casualty Corp.	1,724	$71,580
LandAmerica Financial Group, Inc.	1,648	36,569
Navigators Group, Inc.(a)	1,364	73,724
Philadelphia Consolidated Holding Corp.(a)	6,149	208,882
Presidential Life Corp.	2,200	33,924
ProAssurance Corp.(a)	3,449	165,931
RLI Corp.	1,914	94,686
Safety Insurance Group, Inc.	1,700	60,605
SCPIE Holdings, Inc.(a)	800	22,392
Selective Insurance Group	5,642	105,844
Stewart Information Services Corp.	2,063	39,898
Tower Group, Inc.	2,143	45,410
United Fire & Casualty Co.	2,298	61,885
Zenith National Insurance Corp.	4,025	141,519
		1,440,528
Internet — 1.5%
Blue Coat Systems, Inc.(a)	4,119	58,119
Blue Nile, Inc.(a)	1,579	67,139
CyberSources Corp.(a)	7,399	123,785
DealerTrack Holdings, Inc.(a)	3,178	44,842
InfoSpace, Inc.	3,600	29,988
j2 Global Communications, Inc.(a)	4,806	110,538
The Knot, Inc.(a)	3,153	30,836
NutriSystem, Inc.	3,216	45,474
PC-Tel, Inc.	2,300	22,057
Perficient, Inc.(a)	3,482	33,636
Secure Computing Corp.(a)	6,296	26,066
Stamps.com, Inc.(a)	1,700	21,216
United Online, Inc.	7,341	73,630
Websense, Inc.(a)	4,821	81,186
		768,512
Iron & Steel — 0.2%
Material Sciences Corp.(a)	1,400	11,340
Olympic Steel, Inc.	902	68,480
		79,820
Leisure Time — 0.8%
Arctic Cat, Inc.	1,300	10,205
Brunswick Corp.	9,393	99,566
Multimedia Games, Inc.(a)	2,500	11,050
Nautilus, Inc.	3,300	16,764
Polaris Industries, Inc.	3,542	143,026
WMS Industries, Inc.(a)	4,429	131,851
		412,462

	Number of Shares	Value
Lodging — 0.1%
Marcus Corp.	2,200	$32,890
Monarch Casino & Resort, Inc.(a)	1,500	17,700
		50,590
Machinery – Construction & Mining — 0.1%
Astec Industries, Inc.(a)	2,047	65,791
Machinery – Diversified — 2.1%
Albany International Corp. Class A	2,812	81,548
Applied Industrial Technologies, Inc.	3,896	94,166
Briggs & Stratton Corp.	5,332	67,610
Cascade Corp.	900	38,088
Cognex Corp.	4,543	104,716
Gardner Denver, Inc.(a)	5,594	317,739
Gerber Scientific, Inc.(a)	2,500	28,450
Intevac, Inc.(a)	2,453	27,670
Lindsay Corp.	1,288	109,441
Robbins & Myers, Inc.	3,724	185,716
		1,055,144
Manufacturing — 1.8%
A.O. Smith Corp.	2,304	75,640
Acuity Brands, Inc.	4,400	211,552
Barnes Group, Inc.	4,900	113,141
Ceradyne, Inc.(a)	2,800	96,040
Clarcor, Inc.	5,377	188,733
EnPro Industries, Inc.(a)	2,149	80,244
Griffon Corp.(a)	2,800	24,528
Lydall, Inc.(a)	1,800	22,590
Myers Industries, Inc.	2,900	23,635
Standex International Corp.	1,300	26,962
Sturm, Ruger & Co., Inc.(a)	2,200	15,532
Tredegar Corp.	2,300	33,810
		912,407
Media — 0.6%
4 Kids Entertainment, Inc.(a)	1,400	10,374
AH Belo Corp. Class A	1,800	10,260
EW Scripps Co.(a)	9,800	30,086
FactSet Research Systems, Inc.	4,567	257,396
Radio One, Inc. Class D(a)	8,800	11,352
		319,468
Metal Fabricate & Hardware — 1.1%
A.M. Castle & Co.	1,783	51,012
Kaydon Corp.	2,910	149,603
Lawson Products, Inc.	480	11,894
Mueller Industries, Inc.	4,022	129,508
Valmont Industries, Inc.	1,886	196,691
		538,708

	Number of Shares	Value
Mining — 0.8%
Amcol International Corp.	2,389	$67,991
Brush Engineered Materials, Inc.(a)	2,183	53,309
Century Aluminum Co.(a)	3,184	211,704
RTI International Metals, Inc.(a)	2,448	87,198
		420,202
Office Furnishings — 0.2%
Interface, Inc. Class A	6,050	75,806
Oil & Gas — 4.5%
Atwood Oceanics, Inc.(a)	2,918	362,824
Penn Virginia Corp.	4,465	336,750
Petroleum Development Corp.(a)	1,546	102,794
Petroquest Energy, Inc.(a)	4,631	124,574
Pioneer Drilling Co.(a)	5,313	99,938
St. Mary Land & Exploration Co.	6,561	424,103
Stone Energy Corp.(a)	3,078	202,871
Swift Energy Co.(a)	3,296	217,734
Unit Corp.(a)	5,018	416,343
		2,287,931
Oil & Gas Services — 5.3%
Basic Energy Services, Inc.(a)	2,438	76,797
CARBO Ceramics, Inc.	2,169	126,561
Dril-Quip, Inc.(a)	2,951	185,913
Gulf Island Fabrication, Inc.	1,232	60,282
Helix Energy Solutions Group, Inc.(a)	9,754	406,157
Hornbeck Offshore Services, Inc.(a)	2,422	136,867
ION Geophysical Corp.(a)	8,840	154,258
Lufkin Industries, Inc.	1,639	136,496
Matrix Service Co.(a)	2,784	64,199
NATCO Group, Inc. Class A(a)	2,117	115,440
Oceaneering International, Inc.(a)	5,892	453,979
SEACOR Holdings, Inc.(a)	2,332	208,737
Superior Well Services, Inc.(a)	1,681	53,304
TETRA Technologies, Inc.(a)	8,021	190,178
W-H Energy Services, Inc.(a)	3,355	321,208
		2,690,376
Packaging & Containers — 0.0%
Chesapeake Corp.(a)	2,100	4,935
Pharmaceuticals — 1.6%
Alpharma, Inc. Class A(a)	4,778	107,648
Cubist Pharmaceuticals, Inc.(a)	6,054	108,124

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HealthExtras, Inc.(a)	3,946	$118,933
Mannatech, Inc.	1,700	9,248
Noven Pharmaceuticals, Inc.(a)	2,600	27,794
PetMed Express, Inc.(a)	2,600	31,850
PharMerica Corp.(a)	3,286	74,231
Salix Pharmaceuticals Ltd.(a)	5,000	35,150
Savient Pharmaceuticals, Inc.(a)	4,807	121,617
Sciele Pharma, Inc.	3,697	71,537
Theragenics Corp.(a)	4,000	14,520
USANA Health Sciences, Inc.(a)	972	26,118
Viropharma, Inc.(a)	7,523	83,204
		829,974
Real Estate — 0.1%
Forestar Real Estate Group, Inc.(a)	3,823	72,828
Real Estate Investment Trusts (REITS) — 5.7%
Acadia Realty Trust	3,434	79,497
BioMed Realty Trust, Inc.	7,624	187,017
Colonial Properties Trust	5,064	101,381
DiamondRock Hospitality Co.	10,156	110,599
Eastgroup Properties	2,639	113,213
Entertainment Properties Trust	3,287	162,509
Essex Property Trust, Inc.	2,755	293,407
Extra Space Storage, Inc.	8,524	130,929
Home Properties, Inc.	3,419	164,317
Inland Real Estate Corp.	6,219	89,678
Kilroy Realty Corp.	3,522	165,640
Kite Realty Group Trust	3,000	37,500
Lexington Realty Trust	6,473	88,227
LTC Properties, Inc.	2,206	56,385
Medical Properties Trust, Inc.	7,148	72,338
Mid-America Apartment Communities, Inc.	2,820	143,933
National Retail Properties, Inc.	7,874	164,567
Parkway Properties, Inc.	1,749	58,994
Pennsylvania Real Estate Investment Trust	4,197	97,118
PS Business Parks, Inc.	1,616	83,386
Senior Housing Properties Trust	11,958	233,540
Sovran Self Storage, Inc.	2,311	96,045
Tanger Factory Outlet Centers, Inc.	3,414	122,665
		2,852,885
Retail — 6.4%
Big 5 Sporting Goods Corp.	2,300	17,411
Brown Shoe Co., Inc.	4,550	61,652
Buffalo Wild Wings, Inc.(a)	1,639	40,696

	Number of Shares	Value
Cabelas, Inc.(a)	4,179	$46,011
California Pizza Kitchen, Inc.(a)	2,891	32,350
Casey's General Stores, Inc.	5,379	124,631
Cash America International, Inc.	3,135	97,185
Cato Corp. Class A	3,200	45,568
CEC Entertainment, Inc.(a)	2,661	74,535
Charlotte Russe Holding, Inc.(a)	2,262	40,173
Children's Place(a)	2,508	90,539
Christopher & Banks Corp.	3,700	25,160
CKE Restaurants, Inc.	5,578	69,558
DineEquity, Inc.	1,646	61,495
Dress Barn, Inc.(a)	4,841	64,773
The Finish Line, Inc. Class A(a)	5,169	44,970
First Cash Financial Services, Inc.(a)	2,800	41,972
Fred's, Inc. Class A	4,287	48,186
Genesco, Inc.(a)	2,048	63,222
Group 1 Automotive, Inc.	2,453	48,741
The Gymboree Corp.(a)	3,127	125,299
Haverty Furniture Cos., Inc.	2,300	23,092
Hibbett Sports, Inc.(a)	3,074	64,861
Hot Topic, Inc.(a)	4,700	25,427
Insight Enterprises, Inc.(a)	5,000	58,650
Jack in the Box, Inc.(a)	6,340	142,079
Jo-Ann Stores, Inc.(a)	2,709	62,388
Jos. A. Bank Clothiers, Inc.(a)	1,927	51,547
Landrys Restaurants, Inc.	1,446	25,985
Lithia Motors, Inc. Class A	1,967	9,678
Longs Drug Stores Corp.	3,200	134,752
MarineMax, Inc.(a)	1,960	14,053
Men's Wearhouse, Inc.	5,452	88,813
Movado Group, Inc.	1,900	37,620
O' Charley's, Inc.	2,300	23,138
OfficeMax, Inc.	8,096	112,534
P.F. Chang's China Bistro, Inc.(a)	2,615	58,419
Panera Bread Co. Class A(a)	3,267	151,131
Papa John's International, Inc.(a)	2,222	59,083
The PEP Boys-Manny Moe & Jack	4,400	38,368
Red Robin Gourmet Burgers, Inc.(a)	1,787	49,571
Ruby Tuesday, Inc.	5,452	29,441
Ruth's Chris Steak House(a)	2,000	10,360
School Specialty, Inc.(a)	1,901	56,517
Select Comfort Corp.(a)	4,713	7,729
Sonic Automotive, Inc. Class A	3,100	39,959
Sonic Corp.(a)	6,372	94,306

	Number of Shares	Value
Stage Stores, Inc.	4,096	$47,800
The Steak n Shake Co.(a)	3,000	18,990
Stein Mart, Inc.	2,700	12,177
Texas Roadhouse, Inc. Class A(a)	5,673	50,887
Tractor Supply Co.(a)	3,490	101,350
Triarc Cos., Inc. Class B	6,640	42,031
Tuesday Morning Corp.(a)	3,200	13,152
Tween Brands, Inc.(a)	2,675	44,031
World Fuel Services Corp.	3,101	68,036
Zale Corp.(a)	3,757	70,970
Zumiez, Inc.(a)	1,933	32,049
		3,235,101
Savings & Loans — 0.3%
Anchor Bancorp Wisconsin, Inc.	1,900	13,319
BankAtlantic Bancorp, Inc. Class A	4,300	7,568
Brookline Bancorp, Inc.	6,100	58,255
Dime Community Bancshares	2,600	42,926
Downey Financial Corp.	2,100	5,817
FirstFed Financial Corp.(a)	1,613	12,969
Flagstar Bancorp, Inc.	3,900	11,739
Guaranty Financial Group, Inc.(a) (e)	3,700	19,869
		172,462
Semiconductors — 3.4%
Actel Corp.(a)	2,700	45,495
ATMI, Inc.(a)	3,380	94,370
Axcelis Technologies, Inc.(a)	10,914	53,260
Brooks Automation, Inc.(a)	6,773	56,013
Cabot Microelectronics Corp.(a)	2,532	83,936
Cohu, Inc.	2,400	35,232
Diodes, Inc.(a)	3,391	93,727
DSP Group, Inc.(a)	3,193	22,351
Exar Corp.(a)	5,093	38,401
Kopin Corp.(a)	7,800	22,386
Kulicke & Soffa Industries, Inc.(a)	5,716	41,670
Micrel, Inc.	5,445	49,822
Microsemi Corp.(a)	8,414	211,864
MKS Instruments, Inc.(a)	4,667	102,207
Pericom Semiconductor Corp.(a)	2,657	39,430
Photronics, Inc.(a)	4,400	30,976
Rudolph Technologies, Inc.(a)	3,166	24,378
Skyworks Solutions, Inc.(a)	17,457	172,301
Standard Microsystems Corp.(a)	2,400	65,160
Supertex, Inc.(a)	1,400	32,676

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ultratech, Inc.(a)	2,537	$39,374
Varian Semiconductor Equipment Associates, Inc.(a)	7,950	276,819
Veeco Instruments, Inc.(a)	3,453	55,524
		1,687,372
Software — 4.2%
Allscripts Heathcare Solutions, Inc.(a)	6,104	75,751
Ansys, Inc.(a)	8,423	396,892
Avid Technology, Inc.(a)	3,400	57,766
Blackbaud, Inc.	4,776	102,206
Captaris, Inc.(a)	2,800	11,340
Concur Technologies, Inc.(a)	4,559	151,496
CSG Systems International, Inc.(a)	3,691	40,675
Digi International, Inc.(a)	2,700	21,195
Epicor Software Corp.(a)	6,355	43,913
EPIQ Systems, Inc.(a)	3,249	46,136
Informatica Corp.(a)	9,461	142,293
JDA Software Group, Inc.(a)	2,854	51,657
ManTech International Corp. Class A(a)	2,112	101,629
Omnicell, Inc.(a)	3,494	46,051
Phase Forward, Inc.(a)	4,591	82,500
Phoenix Technologies Ltd.(a)	3,128	34,408
Progress Software Corp.(a)	4,442	113,582
Quality Systems, Inc.	1,907	55,837
Smith Micro Software, Inc.(a)	3,200	18,240
SPSS, Inc.(a)	1,894	68,885
SYNNEX Corp.(a)	1,813	45,488
Take Two Interactive Software, Inc.(a)	8,267	211,387
THQ, Inc.(a)	7,153	144,920
Tyler Technologies, Inc.(a)	3,600	48,852
		2,113,099
Storage & Warehousing — 0.1%
Mobile Mini, Inc.(a)	3,645	72,900
Telecommunications — 1.8%
Adaptec, Inc.(a)	12,600	40,320
Anixter International, Inc.(a)	3,277	194,949
Applied Signal Technology, Inc.	1,300	17,758
Arris Group, Inc.(a)	13,057	110,332
Black Box Corp.	1,851	50,329
Comtech Telecommunications(a)	2,616	128,184
Ditech Networks, Inc.(a)	2,800	6,020
Fairpoint Communications, Inc.	9,634	69,461
General Communication, Inc. Class A(a)	4,700	32,289

	Number of Shares	Value
Harmonic, Inc.(a)	10,105	$96,098
Netgear, Inc.(a)	3,843	53,264
Network Equipment Technologies, Inc.(a)	2,900	10,295
Novatel Wireless, Inc.(a)	3,339	37,163
Symmetricom, Inc.(a)	4,900	18,816
Tollgrade Communications, Inc.(a)	1,700	7,633
Viasat, Inc.(a)	2,800	56,588
		929,499
Textiles — 0.3%
Angelica Corp.	1,000	21,270
G&K Services, Inc. Class A	2,119	64,545
UniFirst Corp.	1,521	67,928
		153,743
Toys, Games & Hobbies — 0.2%
JAKKS Pacific, Inc.(a)	2,962	64,720
RC2 Corp.(a)	1,864	34,596
		99,316
Transportation — 2.7%
Arkansas Best Corp.	2,694	98,708
Bristow Group, Inc.(a)	3,027	149,806
Forward Air Corp.	3,109	107,571
Heartland Express, Inc.	6,052	90,235
Hub Group, Inc. Class A(a)	4,053	138,329
Kirby Corp.(a)	5,747	275,856
Knight Transportation, Inc.	6,128	112,143
Landstar System, Inc.	5,636	311,220
Old Dominion Freight Line, Inc.(a)	3,058	91,801
		1,375,669
Water — 0.1%
American States Water Co.	1,800	62,892
TOTAL COMMON STOCK (Cost $57,850,401)		49,371,513
TOTAL EQUITIES (Cost $57,850,401)		49,371,513
MUTUAL FUND — 0.1%
Investment Companies — 0.1%
iShares S&P SmallCap 600 Index Fund	573	34,477
TOTAL MUTUAL FUNDS (Cost $35,710)		34,477
TOTAL LONG-TERM INVESTMENTS (Cost $57,886,111)		49,405,990

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$36,907	$36,907
Discount Notes — 0.2%
U.S. Treasury Bill(c) 2.060% 12/04/08	100,000	99,107
TOTAL SHORT-TERM INVESTMENTS (Cost $136,014)		136,014
TOTAL INVESTMENTS — 98.4% (Cost $58,022,125)(d)		49,542,004
Other Assets/ (Liabilities) — 1.6%		831,137
NET ASSETS — 100.0%		$50,373,141

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Maturity value of $36,907. Collateralized by U.S. Government Agency obligations with a rate of 2.821%, maturity date of 7/15/36, and an aggregate market value, including accrued interest, of $40,299.

(c)  This security is held as collateral for open futures contracts. (Note 2).

(d)  See Note 6 for aggregate cost for Federal tax purposes.

(e)  This security is valued in good faith under procedures established by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%
COMMON STOCK — 97.7%
Advertising — 1.1%
Ipsos	7,762	$252,197
Teleperformance	5,935	217,935
		470,132
Aerospace & Defense — 0.8%
Northrop Grumman Corp.	2,220	148,518
Raytheon Co.	3,350	188,538
		337,056
Auto Manufacturers — 0.7%
Nissan Motor Co. Ltd.	38,700	318,585
Automotive & Parts — 2.2%
Continental AG	4,133	423,487
EXEDY Corp.	4,300	112,983
Hyundai Mobis	2,245	181,588
Nifco, Inc.	8,700	205,638
		923,696
Banks — 8.9%
Allied Irish Banks PLC	8,510	130,771
Banco Santander SA	13,420	244,902
Bank of America Corp.	15,134	361,249
The Bank of New York Mellon Corp.	7,900	298,857
Bank Of Piraeus	6,049	164,354
Barclays	32,373	187,311
Barclays PLC(a)	6,937	1,312
BNP Paribas SA	1,318	118,101
Daegu Bank	12,350	164,322
DnB NOR ASA	28,080	356,072
Fortis	8,881	140,976
Hypo Real Estate Holding AG	12,767	357,786
Lloyds TSB Group PLC	52,568	321,980
State Street Corp.	3,800	243,162
Swedbank AB	10,675	204,823
U.S. Bancorp	8,550	238,459
UBI Banca	10,415	243,492
		3,777,929
Beverages — 1.3%
InBev NV	6,013	415,691
Pernod-Ricard SA	1,450	148,740
		564,431
Building Materials — 1.6%
CRH PLC	9,692	280,227
Marazzi Group SpA	360	4,025
Marazzi Group SpA	19,849	222,857

	Number of Shares	Value
Titan Cement Co. SA	1,785	$70,482
Wavin NV	11,968	98,948
		676,539
Chemicals — 1.9%
Praxair, Inc.	2,700	254,448
Ultrapar Participacoes SA Sponsored ADR (Brazil)	6,225	236,737
Wacker Chemie AG	1,605	334,575
		825,760
Commercial Services — 2.2%
Experian Group Ltd.	28,452	210,150
Macdonald Dettwiler & Associates Ltd.(b)	12,390	460,011
Northgate PLC	8,834	61,974
RPS Group PLC	22,638	134,695
Stantec, Inc.(b)	3,310	85,102
		951,932
Computers — 2.3%
International Business Machines Corp.	3,400	403,002
TPV Technology Ltd.	375,000	195,518
Wincor Nixdorf AG	5,702	395,940
		994,460
Cosmetics & Personal Care — 1.3%
Natura Cosmeticos SA	14,940	154,528
The Procter & Gamble Co.	6,500	395,265
		549,793
Diversified Financial — 3.2%
Citigroup, Inc.	22,350	374,586
Freddie Mac	6,445	105,698
JP Morgan Chase & Co.	21,555	739,552
Morgan Stanley	3,550	128,049
		1,347,885
Electric — 2.0%
FirstEnergy Corp.	3,700	304,621
FPL Group, Inc.	4,880	320,030
NRG Energy, Inc.(b)	5,080	217,932
		842,583
Electrical Components & Equipment — 1.7%
Energizer Holdings, Inc.(b)	3,550	259,469
Leoni AG	6,305	269,628
Zumtobel AG	9,160	208,941
		738,038

	Number of Shares	Value
Electronics — 1.6%
Chemring Group PLC	6,565	$309,080
Halma PLC	27,940	118,216
Ibiden Co. Ltd.	2,100	75,972
Laird PLC	11,300	87,714
Rexel Promesses	7,365	103,244
		694,226
Entertainment — 0.3%
Intralot SA	7,100	122,025
Foods — 1.7%
Colruyt SA	915	240,798
Nestle SA Registered	3,850	174,163
Sligro Food Group	4,400	177,233
Unicharm Petcare Corp.	1,100	32,865
Unilever NV	4,300	121,962
		747,021
Gas — 0.8%
Sempra Energy	5,750	324,588
Health Care – Products — 4.8%
Baxter International, Inc.	6,390	408,577
Covidien Ltd.	10,400	498,056
Hengan International Group Co. Ltd.	53,800	158,505
Hogy Medical Co.	2,600	131,849
Johnson & Johnson	5,830	375,102
Nihon Kohden Corp.	17,700	306,095
Zimmer Holdings, Inc.(b)	2,740	186,457
		2,064,641
Health Care – Services — 0.8%
Aetna, Inc.	3,700	149,961
Health Net, Inc.(b)	7,390	177,803
		327,764
Holding Company – Diversified — 0.8%
DCC PLC	7,225	179,908
GEA Group AG	5,200	183,075
		362,983
Home Furnishing — 0.3%
Advanced Digital Broadcast Holdings SA(b)	854	25,100
Nobia AB	18,460	89,187
		114,287
Insurance — 5.7%
American International Group, Inc.	9,000	238,140
Amlin PLC	47,172	233,793

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Berkshire Hathaway, Inc. Class B(b)	50	$200,600
Euler Hermes	2,140	158,975
Lincoln National Corp.	7,500	339,900
Metlife, Inc.	10,430	550,391
Milano Assicurazio SpA	51,523	264,895
Prudential Financial, Inc.	2,100	125,454
Swiss Reinsurance	4,475	296,446
		2,408,594
Iron & Steel — 0.7%
Sumitomo Metal Industries Ltd.	69,000	302,798
Leisure Time — 0.8%
Raymarine PLC	22,880	58,950
Sankyo Co. Ltd.	4,300	280,104
		339,054
Machinery – Construction & Mining — 0.4%
Terex Corp.(b)	2,995	153,853
Machinery – Diversified — 1.7%
Pfeiffer Vacuum Technology AG	2,170	225,053
Rockwell Automation, Inc.	8,650	378,264
Tognum AG	4,700	126,042
		729,359
Manufacturing — 2.5%
Aalberts Industries NV	11,708	220,896
Eaton Corp.	5,060	429,948
General Electric Co.	15,800	421,702
		1,072,546
Media — 2.0%
Corus Entertainment, Inc.	5,975	106,695
Informa PLC	49,453	405,729
News Corp. Class A	13,610	204,695
Viacom, Inc. Class B(b)	4,650	142,011
		859,130
Metal Fabricate & Hardware — 2.4%
Maruichi Steel Tube Ltd.	7,700	240,404
Tenaris SA Sponsored ADR (Luxembourg)	3,420	254,790
Vallourec SA	1,478	516,400
		1,011,594
Mining — 3.1%
Cia Vale do Rio Doce Sponsored ADR (Brazil)	16,170	482,513
Freeport-McMoRan Copper & Gold, Inc.	3,531	413,798
Paladin Energy Ltd.(b)	66,451	404,795
		1,301,106

	Number of Shares	Value
Office Equipment/Supplies — 0.4%
Xerox Corp.	11,350	$153,906
Oil & Gas — 17.1%
Addax Petroleum Corp.	5,960	288,097
Apache Corp.	4,025	559,475
C.A.T Oil AG(b)	14,135	200,179
Canadian Natural Resources Ltd.	6,060	599,902
ConocoPhillips Co.	3,600	339,804
Dragon Oil PLC(b)	33,538	305,133
Exxon Mobil Corp.	11,500	1,013,495
First Calgary Petroleums Ltd.(b)	42,835	95,455
Occidental Petroleum Corp.	10,360	930,950
Petroleo Brasileiro SA Sponsored ADR (Brazil)	9,310	659,427
Quicksilver Resources, Inc.(b)	5,920	228,749
Suncor Energy, Inc.	6,304	366,374
Talisman Energy, Inc.	14,435	319,975
Total SA Sponsored ADR (France)	3,475	296,313
Tullow Oil PLC	16,649	316,718
Woodside Petroleum Ltd.	3,723	241,121
XTO Energy, Inc.	7,237	495,807
		7,256,974
Oil & Gas Services — 0.5%
Prosafe Production Ltd.(b)	13,115	75,985
Prosafe SE(b)	13,115	129,712
		205,697
Packaging & Containers — 0.9%
Gerresheimer Group	4,365	222,152
Pactiv Corp.(b)	8,336	176,973
		399,125
Pharmaceuticals — 2.3%
GlaxoSmithKline PLC	4,580	101,164
Ipsen SA	2,100	107,159
Merck & Co., Inc.	5,650	212,949
NBTY, Inc.(b)	11,600	371,896
Takeda Pharmaceutical Co. Ltd.	3,500	177,486
		970,654
Retail — 3.6%
CVS Caremark Corp.	13,700	542,109
Darden Restaurants, Inc.	2,350	75,059
Macy's, Inc.	12,600	244,692
McDonald's Corp.	3,030	170,347
Punch Taverns PLC	17,671	109,891
Tiffany & Co.	4,450	181,337
Wal-Mart Stores, Inc.	3,600	202,320
		1,525,755

	Number of Shares	Value
Savings & Loans — 0.2%
New York Community Bancorp, Inc.	5,145	$91,787
Semiconductors — 0.9%
Applied Materials, Inc.	10,300	196,627
ASML Holding NV	2,432	59,241
Shinko Electric Industries Co. Ltd.	9,700	119,145
		375,013
Telecommunications — 7.8%
AT&T, Inc.	14,349	483,418
Cisco Systems, Inc.(b)	17,100	397,746
Corning, Inc.	15,500	357,275
KT Corp.	5,560	238,007
Nokia Oyj	6,805	166,723
Option NV(b)	14,210	83,604
Sepura Ltd.(b)	39,210	67,883
Sprint Nextel Corp.	21,500	204,250
Telefonica SA	13,755	363,587
Verizon Communications, Inc.	9,500	336,300
Vodafone Group PLC	206,019	606,684
		3,305,477
Textiles — 0.3%
Toray Industries, Inc.	21,000	112,796
Toys, Games & Hobbies — 0.4%
Nintendo Co. Ltd. Sponsored ADR (Japan)	2,700	190,710
Transportation — 1.7%
East Japan Railway	25	203,476
Euronav SA	4,676	226,411
TNT NV	8,240	279,930
		709,817
TOTAL COMMON STOCK (Cost $43,924,988)		41,552,099
PREFERRED STOCK — 0.4%
Auto Manufacturers — 0.4%
Porsche Automobil Holdings SE	1,170	179,879
TOTAL PREFERRED STOCK (Cost $121,306)		179,879
TOTAL EQUITIES (Cost $44,046,294)		41,731,978
TOTAL LONG-TERM INVESTMENTS (Cost $44,046,294)		41,731,978

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(c)	$549,724	$549,724
TOTAL SHORT-TERM INVESTMENTS (Cost $549,724)		549,724
TOTAL INVESTMENTS — 99.4% (Cost $44,596,018)(d)		42,281,702
Other Assets/ (Liabilities) — 0.6%		260,280
NET ASSETS — 100.0%		$42,541,982

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  This security is valued in good faith under procedures established by the Board of Trustees.

(b)  Non-income producing security.

(c)  Maturity value of $549,738. Collateralized by U.S. Government Agency obligations with rates ranging from 2.720% - 6.143%, maturity dates ranging from 7/01/36 - 8/15/36, and an aggregate market value, including accrued interest, of $564,037.

(d)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.0%
COMMON STOCK — 93.0%
Aerospace & Defense — 2.1%
BAE Systems PLC	468,220	$4,118,740
Empresa Brasileira de Aeronautica SA ADR (Brazil)	70,250	1,861,625
Rolls-Royce Group PLC(a)	94,476	641,113
Rolls-Royce Group PLC Class B(b)	8,465,050	16,851
		6,638,329
Apparel — 0.4%
Burberry Group PLC	148,462	1,332,184
Auto Manufacturers — 1.5%
Bayerische Motoren Werke AG	67,981	3,262,896
Toyota Motor Corp. Sponsored ADR (Japan)	14,610	1,373,340
		4,636,236
Automotive & Parts — 1.6%
GKN PLC	242,496	1,074,316
Michelin (CGDE) Class B	28,800	2,054,686
NGK Spark Plug Co., Ltd.	102,000	1,166,849
Valeo SA	20,001	637,333
		4,933,184
Banks — 6.7%
Banco Santander SA	104,831	1,913,063
DBS Group Holdings, Ltd.	167,653	2,328,629
HSBC Holdings PLC	205,600	3,192,744
Intesa Sanpaolo	429,442	2,443,760
Kookmin Bank Sponsored ADR (South Korea)	32,681	1,912,165
Mitsubishi UFJ Financial Group, Inc.	193,000	1,698,878
Nordea Bank AB	116,605	1,615,030
Royal Bank of Scotland Group PLC	640,748	2,731,272
UniCredit Italiano SpA	510,306	3,109,037
		20,944,578
Beverages — 0.2%
Dr Pepper Snapple Group, Inc.	35,419	743,091

	Number of Shares	Value
Chemicals — 1.4%
Lonza Group AG Registered	32,250	$4,456,968
Commercial Services — 2.6%
Adecco SA	29,110	1,437,188
G4S PLC	983,650	3,960,279
Niscayah Group AB	73,842	160,192
Randstad Holding NV	29,463	1,028,177
Rentokil Initial PLC	362,302	715,054
Securitas AB Class B	73,842	856,187
		8,157,077
Computers — 0.7%
Compal Electronics, Inc.	824,520	884,647
Lite On Technology Corp.	1,022,822	1,024,974
Qimonda AG Sponsored ADR (Germany)(a)	158,800	377,944
		2,287,565
Distribution & Wholesale — 0.4%
Wolseley PLC	162,280	1,205,847
Diversified Financial — 3.2%
Aiful Corp.	86,098	995,313
Hana Financial Group, Inc.	38,920	1,495,793
Invesco Ltd.	104,963	2,517,013
Mega Financial Holding Co. Ltd.	1,577,000	1,245,571
Nomura Holdings, Inc.	12	177
Promise Co. Ltd.	68,150	1,902,825
Shinhan Financial Group Co. Ltd.	39,560	1,786,525
		9,943,217
Electric — 3.2%
E.ON AG	28,360	5,711,965
National Grid PLC	83,533	1,094,046
Suez SA	47,044	3,195,525
		10,001,536
Electrical Components & Equipment — 1.5%
Gamesa Corporacion Tecnologica SA	69,904	3,431,610
Hitachi Ltd.	183,604	1,320,436
		4,752,046
Electronics — 2.1%
Flextronics International Ltd.(a)	85,990	808,306
Koninklijke Philips Electronics NV	91,150	3,078,459

	Number of Shares	Value
Mabuchi Motor Co. Ltd.	26,653	$1,447,428
Venture Corp. Ltd.	159,387	1,151,461
		6,485,654
Energy – Alternate Sources — 1.3%
Vestas Wind Systems A/S(a)	30,502	3,980,367
Food Services — 1.5%
Compass Group PLC	627,302	4,710,210
Foods — 4.5%
Cadbury PLC	188,901	2,368,978
Nestle SA Registered	111,890	5,061,586
Unilever PLC	139,107	3,955,255
Weston George Ltd.	62,000	2,868,561
		14,254,380
Forest Products & Paper — 1.1%
Stora Enso Oyj	154,009	1,433,771
UPM Kymmene Oyj	128,810	2,094,364
		3,528,135
Gas — 0.3%
Centrica PLC	160,139	987,340
Holding Company – Diversified — 0.6%
Hutchison Whampoa Ltd.	189,291	1,914,213
Home Furnishing — 0.9%
Sony Corp.	52,235	2,244,182
Thomson Multimedia SA	101,660	524,369
		2,768,551
Insurance — 6.4%
ACE Ltd.	52,664	2,901,260
Aviva PLC	344,580	3,412,383
AXA SA	79,743	2,350,757
ING Groep NV	131,242	4,148,149
Muenchener Rueckversicherungs AG	18,160	3,179,038
Old Mutual PLC	1,311,736	2,401,047
Swiss Reinsurance	26,960	1,785,959
		20,178,593
Internet — 0.9%
Check Point Software Technologies Ltd.(a)	126,059	2,983,817
Iron & Steel — 0.6%
POSCO ADR (South Korea)	15,301	1,985,764
Leisure Time — 0.4%
TUI AG	48,560	1,123,766

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 0.3%
Ebara Corp.	281,000	$871,871
Manufacturing — 3.2%
FUJIFILM Holdings Corp.	73,526	2,517,489
Olympus Corp.	52,210	1,769,333
Siemens AG	42,496	4,706,538
Smiths Group PLC	47,106	1,016,562
		10,009,922
Media — 4.4%
British Sky Broadcasting Group PLC	297,224	2,789,395
Mediaset SpA	326,852	2,148,841
Pearson PLC	251,304	3,069,362
Reed Elsevier NV	114,633	1,923,129
Vivendi SA	95,940	3,632,594
Yell Group PLC	300,297	417,852
		13,981,173
Mining — 1.4%
Alumina Ltd.	469,994	2,120,836
Cia Vale do Rio Doce Sponsored ADR (Brazil)	74,872	2,234,180
		4,355,016
Oil & Gas — 9.3%
BP PLC	417,384	4,839,315
ENI SpA	136,630	5,088,552
Repsol YPF SA	76,421	3,007,296
Royal Dutch Shell PLC Class B	141,894	5,699,549
Sasol Ltd., Sponsored ADR (South Africa)	81,380	4,796,537
Total SA	67,712	5,773,414
		29,204,663
Oil & Gas Services — 1.2%
SBM Offshore NV	100,212	3,692,339
Packaging & Containers — 0.6%
Amcor Ltd.	362,922	1,751,023
Pharmaceuticals — 6.2%
Celesio AG	63,560	2,297,786
GlaxoSmithKline PLC	191,344	4,226,465
Merck KGaA	22,230	3,157,042
Novartis AG	92,030	5,052,293
Sanofi Aventis	5,590	373,137
Sanofi-Aventis	49,288	3,279,426
Takeda Pharmaceutical Co. Ltd.	24,346	1,234,595
		19,620,744

	Number of Shares	Value
Real Estate — 0.8%
Cheung Kong Holdings	187,215	$2,517,654
Retail — 0.7%
Kingfisher PLC	960,424	2,141,823
Semiconductors — 3.7%
Infineon Technologies AG(a)	260,107	2,247,745
Samsung Electronics Co. Ltd.	8,883	5,316,638
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	1,852,626	3,962,016
		11,526,399
Software — 0.8%
SAP AG Sponsored ADR (Germany)	49,190	2,563,291
Telecommunications — 13.1%
China Telecom Corp. Ltd.	4,991,643	2,715,348
Chunghwa Telecom Co. Ltd. ADR (Taiwan)	91,743	2,327,520
France Telecom SA	157,727	4,630,813
Mobile TeleSystems Sponsored ADR (Russia)	37,930	2,905,817
Singapore Telecommunications Ltd.	1,766,000	4,711,956
SK Telecom Co. Ltd. ADR (South Korea)	55,680	1,156,474
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	146,620	1,524,848
Telefonica SA Sponsored ADR (Spain)	78,065	6,212,413
Telefonos de Mexico SAB de CV Class L Sponsored ADR (Mexico)	62,603	1,482,439
Telekom Austria AG	156,560	3,388,462
Telemex Internacional SAB de CV Sponsored ADR (Mexico)(a)	62,603	1,007,908
Telenor ASA	253,576	4,753,740
Vodafone Group PLC Sponsored ADR (United Kingdom)	147,973	4,359,284
		41,177,022

	Number of Shares	Value
Transportation — 1.2%
Deutsche Post AG	145,681	$3,801,049
TOTAL COMMON STOCK (Cost $299,084,563)		292,146,637
TOTAL EQUITIES (Cost $299,084,563)		292,146,637
TOTAL LONG-TERM INVESTMENTS (Cost $299,084,563)		292,146,637
	Principal Amount
SHORT-TERM INVESTMENTS — 5.4%
Repurchase Agreement — 5.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(c)	$16,763,179	16,763,179
TOTAL SHORT-TERM INVESTMENTS (Cost $16,763,179)		16,763,179
TOTAL INVESTMENTS — 98.4% (Cost $315,847,742)(d)		308,909,816
Other Assets/ (Liabilities) — 1.6%		5,165,763
NET ASSETS — 100.0%		$314,075,579

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  This security is valued in good faith under procedures established by the Board of Trustees.

(c)  Maturity value of $16,763,598. Collateralized by U.S. Government Agency obligations with a rate of 2.821%, maturity date of 7/15/36, and an aggregate market value, including accrued interest, of $17,099,072.

(d)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Conservative Allocation Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
MML Blue Chip Growth Fund	309,209	$3,268,338
MML Equity Fund	108,200	2,209,304
MML Equity Income Fund	231,068	2,151,243
MML Inflation-Protected and Income Fund	620,127	6,728,383
MML Managed Bond Fund	677,777	8,266,289
MML Mid Cap Growth Fund	96,048	1,003,702
MML Mid Cap Value Fund	75,646	630,134
MML Small Cap Equity Fund	119,613	975,902
Oppenheimer Global Securities Fund, Non-Service Shares	42,965	1,257,577
Oppenheimer International Fund, Non-Service Shares	681,907	1,281,986
Oppenheimer Strategic Bond Fund, Non-Service Shares	931,843	4,985,359
TOTAL MUTUAL FUNDS (Cost $33,361,400)		32,758,217
TOTAL LONG-TERM INVESTMENTS (Cost $33,361,400)		32,758,217
TOTAL INVESTMENTS — 100.1% (Cost $33,361,400)(a)		32,758,217
Other Assets/ (Liabilities) — (0.1%)		(16,379)
NET ASSETS — 100.0%		$32,741,838

Notes to Portfolio of Investments

(a)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Balanced Allocation Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
MML Blue Chip Growth Fund	552,982	$5,845,014
MML Concentrated Growth Fund, Class I	400,493	3,600,429
MML Equity Fund	245,495	5,012,701
MML Equity Income Fund	591,103	5,503,169
MML Inflation-Protected and Income Fund	1,236,926	13,420,644
MML Managed Bond Fund	811,501	9,897,215
MML Mid Cap Growth Fund	189,702	1,982,382
MML Mid Cap Value Fund	224,411	1,869,342
MML Small Cap Equity Fund	236,580	1,930,218
Oppenheimer Global Securities Fund, Non-Service Shares	85,236	2,494,871
Oppenheimer International Fund, Non-Service Shares	1,687,204	3,171,943
Oppenheimer Strategic Bond Fund, Non-Service Shares	1,853,367	9,915,516
TOTAL MUTUAL FUNDS (Cost $66,554,166)		64,643,444
TOTAL LONG-TERM INVESTMENTS (Cost $66,554,166)		64,643,444
TOTAL INVESTMENTS — 100.0% (Cost $66,554,166)(a)		64,643,444
Other Assets/ (Liabilities) — (0.0%)		(21,526)
NET ASSETS — 100.0%		$64,621,918

Notes to Portfolio of Investments

(a)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Moderate Allocation Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
MML Blue Chip Growth Fund	1,841,722	$19,467,006
MML Concentrated Growth Fund, Class I	1,400,787	12,593,071
MML Equity Fund	735,980	15,027,813
MML Equity Income Fund	1,968,748	18,329,048
MML Inflation-Protected and Income Fund	2,776,948	30,129,882
MML Managed Bond Fund	2,428,200	29,614,776
MML Mid Cap Growth Fund	568,638	5,942,270
MML Mid Cap Value Fund	896,735	7,469,806
MML Small Cap Equity Fund	709,422	5,788,052
MML Small Cap Growth Equity Fund	388,366	5,822,918
Oppenheimer Global Securities Fund, Non-Service Shares	319,235	9,344,019
Oppenheimer International Fund, Non-Service Shares	7,074,495	13,300,051
Oppenheimer Strategic Bond Fund, Non-Service Shares	3,696,704	19,777,365
TOTAL MUTUAL FUNDS (Cost $198,998,454)		192,606,077
TOTAL LONG-TERM INVESTMENTS (Cost $198,998,454)		192,606,077
TOTAL INVESTMENTS — 100.0% (Cost $198,998,454)(a)		192,606,077
Other Assets/ (Liabilities) — (0.0%)		(33,582)
NET ASSETS — 100.0%		$192,572,495

Notes to Portfolio of Investments

(a)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Growth Allocation Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
MML Blue Chip Growth Fund	3,800,088	$40,166,931
MML Concentrated Growth Fund, Class I	2,864,404	25,750,994
MML Equity Fund	1,462,120	29,854,706
MML Equity Income Fund	3,758,165	34,988,519
MML Inflation-Protected and Income Fund	2,650,132	28,753,934
MML Managed Bond Fund	2,060,224	25,126,867
MML Mid Cap Growth Fund	1,202,551	12,566,654
MML Mid Cap Value Fund	1,425,363	11,873,272
MML Small Cap Equity Fund	1,501,604	12,251,318
MML Small Cap Growth Equity Fund	616,285	9,240,198
Oppenheimer Global Securities Fund, Non-Service Shares	609,089	17,828,021
Oppenheimer International Fund, Non-Service Shares	16,069,872	30,211,359
Oppenheimer Strategic Bond Fund, Non-Service Shares	4,704,207	25,167,508
TOTAL MUTUAL FUNDS (Cost $316,353,243)		303,780,281
TOTAL LONG-TERM INVESTMENTS (Cost $316,353,243)		303,780,281
TOTAL INVESTMENTS — 100.0% (Cost $316,353,243)(a)		303,780,281
Other Assets/ (Liabilities) — (0.0%)		(41,639)
NET ASSETS — 100.0%		$303,738,642

Notes to Portfolio of Investments

(a)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Aggressive Allocation Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
MML Blue Chip Growth Fund	325,975	$3,445,560
MML Concentrated Growth Fund, Class I	250,833	2,254,986
MML Equity Fund	115,828	2,365,067
MML Equity Income Fund	296,698	2,762,258
MML Inflation-Protected and Income Fund	93,302	1,012,331
MML Managed Bond Fund	61,188	746,258
MML Mid Cap Growth Fund	144,174	1,506,617
MML Mid Cap Value Fund	141,323	1,177,224
MML Small Cap Equity Fund	149,282	1,217,967
MML Small Cap Growth Equity Fund	81,762	1,225,886
Oppenheimer Global Securities Fund, Non-Service Shares	72,516	2,122,540
Oppenheimer International Fund, Non-Service Shares	1,786,215	3,358,083
Oppenheimer Strategic Bond Fund, Non-Service Shares	140,037	749,198
TOTAL MUTUAL FUNDS (Cost $25,081,078)		23,943,975
TOTAL LONG-TERM INVESTMENTS (Cost $25,081,078)		23,943,975
TOTAL INVESTMENTS — 100.1% (Cost $25,081,078)(a)		23,943,975
Other Assets/ (Liabilities) — (0.1%)		(15,910)
NET ASSETS — 100.0%		$23,928,065

Notes to Portfolio of Investments

(a)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

[This page is intentionally left blank.]

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2008 (Unaudited)

	MML Asset Allocation Fund	MML Equity Income Fund	MML Income & Growth Fund	MML Growth & Income Fund
Assets:
Investments, at value (Note 2)(a)	$206,062,341	$376,579,190	$117,711,853	$211,474,796
Short-term investments, at value (Note 2)(b)	560,759	4,976,797	668,644	1,515,286
Total investments	206,623,100	381,555,987	118,380,497	212,990,082
Cash	-	-	-	57,766
Foreign currency, at value(c)	20,826	-	-	-
Receivables from:
Investments sold	1,052,479	1,775,031	1,872,109	1,617,674
Open forward foreign currency contracts (Note 2)	12,642	-	-	-
Fund shares sold	125,491	9,689,346	41,284	43,999
Interest and dividends	856,808	623,346	162,162	219,234
Foreign taxes withheld	6,923	7,672	-	12,297
Total assets	208,698,269	393,651,382	120,456,052	214,941,052
Liabilities:
Payables for:
Investments purchased	1,098,158	1,557,988	2,092,116	2,019,323
Open forward foreign currency contracts (Note 2)	6,492	-	-	-
Fund shares repurchased	308,564	147,060	196,325	352,706
Trustees' fees and expenses (Note 3)	24,702	29,887	15,811	27,374
Affiliates (Note 3):
Investment management fees	101,313	252,708	68,617	96,445
Administration fees	-	-	-	-
Due to custodian	200	139,322	-	-
Accrued expense and other liabilities	20,182	20,752	19,477	16,223
Total liabilities	1,559,611	2,147,717	2,392,346	2,512,071
Net assets	$207,138,658	$391,503,665	$118,063,706	$212,428,981
Net assets consist of:
Paid-in capital	$232,715,109	$433,429,878	$128,376,881	$251,245,352
Undistributed net investment income (loss) (distributions in excess of net investment income)	2,980,397	3,993,490	1,032,310	1,542,780
Accumulated net realized gain (loss) on investments	(5,504,422)	15,762,299	(8,297,803)	(8,261,188)
Net unrealized appreciation (depreciation) on investments	(23,052,426)	(61,682,002)	(3,047,682)	(32,097,963)
Net assets	$207,138,658	$391,503,665	$118,063,706	$212,428,981
Shares outstanding	23,184,491	42,074,541	13,095,746	25,102,759
Net asset value, offering price and redemption price per share	$8.93	$9.31	$9.02	$8.46
Class I shares:
Net assets	$-	$-	$-	$-
Shares outstanding	-	-	-	-
Net asset value and redemption price per share	$-	$-	$-	$-
Class II shares:
Net assets	$-	$-	$-	$-
Shares outstanding	-	-	-	-
Net asset value, offering price and redemption price per share	$-	$-	$-	$-
(a) Cost of investments - unaffiliated issuers:	$229,109,524	$438,262,100	$120,759,535	$243,572,759
(b) Cost of short-term investments:	$560,759	$4,976,797	$668,644	$1,515,286
(c) Cost of foreign currency:	$30,331	$-	$-	$-

The accompanying notes are an integral part of the financial statements.

	MML Blue Chip Growth Fund	MML Large Cap Growth Fund	MML Concentrated Growth Fund
Assets:
Investments, at value (Note 2)(a)	$124,300,550	$59,032,384	$105,652,938
Short-term investments, at value (Note 2)(b)	2,950,987	580,784	4,209,418
Total investments	127,251,537	59,613,168	109,862,356
Cash	20,673	-	-
Foreign currency, at value(c)	9,809	-	-
Receivables from:
Investments sold	582,014	448,071	-
Open forward foreign currency contracts (Note 2)	-	-	-
Fund shares sold	753,827	27,118	634,104
Interest and dividends	77,225	33,833	44,236
Foreign taxes withheld	8,064	6,286	-
Total assets	128,703,149	60,128,476	110,540,696
Liabilities:
Payables for:
Investments purchased	3,099,301	338,724	1,294,502
Open forward foreign currency contracts (Note 2)	-	-	-
Fund shares repurchased	51,174	89,067	124,660
Trustees' fees and expenses (Note 3)	4,157	7,157	7,943
Affiliates (Note 3):
Investment management fees	77,933	34,599	57,342
Administration fees	-	-	18,839
Due to custodian	-	-	-
Accrued expense and other liabilities	25,181	19,715	22,552
Total liabilities	3,257,746	489,262	1,525,838
Net assets	$125,445,403	$59,639,214	$109,014,858
Net assets consist of:
Paid-in capital	$123,891,067	$59,210,819	$121,687,462
Undistributed net investment income (loss) (distributions in excess of net investment income)	65,603	80,126	194,677
Accumulated net realized gain (loss) on investments	(1,367,677)	(1,531,348)	(6,216,047)
Net unrealized appreciation (depreciation) on investments	2,856,410	1,879,617	(6,651,234)
Net assets	$125,445,403	$59,639,214	$109,014,858
Shares outstanding	11,867,787	5,983,068	-
Net asset value, offering price and redemption price per share	$10.57	$9.97	$-
Class I shares:
Net assets	$-	$-	$64,795,129
Shares outstanding	-	-	7,206,718
Net asset value and redemption price per share	$-	$-	$8.99
Class II shares:
Net assets	$-	$-	$44,219,729
Shares outstanding	-	-	4,913,212
Net asset value, offering price and redemption price per share	$-	$-	$9.00
(a) Cost of investments - unaffiliated issuers:	$121,443,866	$57,152,767	$112,304,172
(b) Cost of short-term investments:	$2,950,987	$580,784	$4,209,418
(c) Cost of foreign currency:	$10,506	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2008 (Unaudited)

	MML Mid Cap Value Fund	MML Mid Cap Growth Fund	MML Small/Mid Cap Value Fund
Assets:
Investments, at value (Note 2)(a)	$357,059,613	$257,300,625	$203,392,542
Short-term investments, at value (Note 2)(b)	9,908,530	10,072,234	10,563,219
Total investments	366,968,143	267,372,859	213,955,761
Cash	112,250	724,503	2,701
Foreign currency, at value(c)	29,402	-	-
Receivables from:
Investments sold	12,770,905	941,034	1,042,860
Open forward foreign currency contracts (Note 2)	14,223	-	-
Investment adviser (Note 3)	-	-	-
Fund shares sold	5,312,676	243,358	3,173,598
Interest and dividends	802,415	99,348	233,359
Foreign taxes withheld	5,244	-	-
Total assets	386,015,258	269,381,102	218,408,279
Liabilities:
Payables for:
Investments purchased	14,271,655	1,097,678	1,797,494
Open forward foreign currency contracts (Note 2)	2,220	-	-
Fund shares repurchased	137,304	469,402	124,375
Variation margin on open financial futures contracts (Note 2)	-	-	-
Trustees' fees and expenses (Note 3)	34,615	26,983	19,961
Affiliates (Note 3):
Investment management fees	277,376	181,783	145,711
Administration fees	-	-	-
Accrued expense and other liabilities	21,058	18,547	32,024
Total liabilities	14,744,228	1,794,393	2,119,565
Net assets	$371,271,030	$267,586,709	$216,288,714
Net assets consist of:
Paid-in capital	$448,403,747	$254,722,715	$279,362,620
Undistributed net investment income (loss) (distributions in excess of net investment income)	3,588,620	(308,894)	1,252,623
Accumulated net realized gain (loss) on investments	(40,785,668)	3,717,815	(43,783,407)
Net unrealized appreciation (depreciation) on investments	(39,935,669)	9,455,073	(20,543,122)
Net assets	$371,271,030	$267,586,709	$216,288,714
Shares outstanding	44,579,802	25,603,591	28,357,156
Net asset value, offering price and redemption price per share	$8.33	$10.45	$7.63
Class I shares:
Net assets	$-	$-	$-
Shares outstanding	-	-	-
Net asset value and redemption price per share	$-	$-	$-
Class II shares:
Net assets	$-	$-	$-
Shares outstanding	-	-	-
Net asset value, offering price and redemption price per share	$-	$-	$-
(a) Cost of investments - unaffiliated issuers:	$397,007,061	$247,845,518	$223,935,664
(b) Cost of short-term investments:	$9,908,530	$10,072,234	$10,563,219
(c) Cost of foreign currency:	$29,402	$-	$-

The accompanying notes are an integral part of the financial statements.

	MML Small Cap Index Fund	MML Global Fund	MML Foreign Fund
Assets:
Investments, at value (Note 2)(a)	$49,405,990	$41,731,978	$292,146,637
Short-term investments, at value (Note 2)(b)	136,014	549,724	16,763,179
Total investments	49,542,004	42,281,702	308,909,816
Cash	342	38,219	-
Foreign currency, at value(c)	-	96,148	530,431
Receivables from:
Investments sold	1,005,568	370,707	-
Open forward foreign currency contracts (Note 2)	-	-	-
Investment adviser (Note 3)	138	25,799	-
Fund shares sold	13,434	95,713	3,677,032
Interest and dividends	60,411	119,607	1,189,498
Foreign taxes withheld	-	31,815	183,605
Total assets	50,621,897	43,059,710	314,490,382
Liabilities:
Payables for:
Investments purchased	135,415	388,185	20
Open forward foreign currency contracts (Note 2)	-	-	-
Fund shares repurchased	57,373	58,269	67,873
Variation margin on open financial futures contracts (Note 2)	10,760	-	-
Trustees' fees and expenses (Note 3)	6,109	5,381	26,765
Affiliates (Note 3):
Investment management fees	15,836	22,900	245,150
Administration fees	-	7,660	-
Accrued expense and other liabilities	23,263	35,333	74,995
Total liabilities	248,756	517,728	414,803
Net assets	$50,373,141	$42,541,982	$314,075,579
Net assets consist of:
Paid-in capital	$56,966,484	$45,751,245	$316,069,257
Undistributed net investment income (loss) (distributions in excess of net investment income)	289,086	551,179	4,697,677
Accumulated net realized gain (loss) on investments	1,620,407	(1,450,689)	198,158
Net unrealized appreciation (depreciation) on investments	(8,502,836)	(2,309,753)	(6,889,513)
Net assets	$50,373,141	$42,541,982	$314,075,579
Shares outstanding	5,683,958	-	30,090,423
Net asset value, offering price and redemption price per share	$8.86	$-	$10.44
Class I shares:
Net assets	$-	$8,993,298	$-
Shares outstanding	-	971,440	-
Net asset value and redemption price per share	$-	$9.26	$-
Class II shares:
Net assets	$-	$33,548,684	$-
Shares outstanding	-	3,620,699	-
Net asset value, offering price and redemption price per share	$-	$9.27	$-
(a) Cost of investments - unaffiliated issuers:	$57,886,111	$44,046,294	$299,084,563
(b) Cost of short-term investments:	$136,014	$549,724	$16,763,179
(c) Cost of foreign currency:	$-	$96,116	$501,672

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2008 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund	MML Moderate Allocation Fund
Assets:
Investments, at value - affiliated issuers (Note 2)(a)	$32,758,217	$64,643,444	$192,606,077
Total investments	32,758,217	64,643,444	192,606,077
Receivables from:
Investment adviser (Note 3)	5,176	2,547	-
Fund shares sold	543,244	680,581	1,499,458
Total assets	33,306,637	65,326,572	194,105,535
Liabilities:
Payables for:
Investments purchased	541,495	675,829	1,497,391
Fund shares repurchased	1,749	4,752	2,067
Trustees' fees and expenses (Note 3)	10	13	40
Affiliates (Note 3):
Investment management fees	2,506	5,002	15,042
Accrued expense and other liabilities	19,039	19,058	18,500
Total liabilities	564,799	704,654	1,533,040
Net assets	$32,741,838	$64,621,918	$192,572,495
Net assets consist of:
Paid-in capital	$33,215,929	$66,260,254	$198,300,602
Undistributed net investment income (loss) (distributions in excess of net investment income)	198,234	237,042	557,855
Accumulated net realized gain (loss) on investments	(69,142)	35,344	106,415
Net unrealized appreciation (depreciation) on investments	(603,183)	(1,910,722)	(6,392,377)
Net assets	$32,741,838	$64,621,918	$192,572,495
Shares outstanding	3,344,069	6,730,599	20,442,675
Net asset value, offering price and redemption price per share	$9.79	$9.60	$9.42
(a) Cost of investments - unaffiliated issuers:	$33,361,400	$66,554,166	$198,998,454

The accompanying notes are an integral part of the financial statements.

	MML Growth Allocation Fund	MML Aggressive Allocation Fund
Assets:
Investments, at value - affiliated issuers (Note 2)(a)	$303,780,281	$23,943,975
Total investments	303,780,281	23,943,975
Receivables from:
Investment adviser (Note 3)	-	5,147
Fund shares sold	3,451,997	182,263
Total assets	307,232,278	24,131,385
Liabilities:
Payables for:
Investments purchased	3,447,751	181,484
Fund shares repurchased	4,246	779
Trustees' fees and expenses (Note 3)	63	6
Affiliates (Note 3):
Investment management fees	23,381	1,986
Accrued expense and other liabilities	18,195	19,065
Total liabilities	3,493,636	203,320
Net assets	$303,738,642	$23,928,065
Net assets consist of:
Paid-in capital	$315,362,194	$24,990,385
Undistributed net investment income (loss) (distributions in excess of net investment income)	615,501	32,573
Accumulated net realized gain (loss) on investments	333,909	42,210
Net unrealized appreciation (depreciation) on investments	(12,572,962)	(1,137,103)
Net assets	$303,738,642	$23,928,065
Shares outstanding	33,102,672	2,674,097
Net asset value, offering price and redemption price per share	$9.18	$8.95
(a) Cost of investments - unaffiliated issuers:	$316,353,243	$25,081,078

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

	MML Asset Allocation Fund	MML Equity Income Fund	MML Income & Growth Fund	MML Growth & Income Fund
Investment income (Note 2):
Dividends(a)	$1,372,899	$5,191,059	$1,481,472	$2,116,006
Interest	2,106,784	259,535	1,672	35,633
Securities lending net income	32,766	55,021	15,432	41,727
Total investment income	3,512,449	5,505,615	1,498,576	2,193,366
Expenses (Note 3):
Investment management fees (Note 3)	628,990	1,416,334	429,867	597,445
Custody fees	21,785	25,294	14,655	13,917
Audit and legal fees	17,990	18,114	16,811	17,337
Proxy fees	737	474	483	737
Shareholder reporting fees	5,425	7,575	3,515	5,699
Trustees' fees (Note 3)	15,904	23,630	9,385	16,866
	690,831	1,491,421	474,716	652,001
Administration fees (Note 3):
Class I	-	-	-	-
Class II	-	-	-	-
Total expenses	690,831	1,491,421	474,716	652,001
Expenses waived (Note 3):
Fees waived by advisor	(24,722)	-	(9,853)	(21,391)
Class I fees waived by advisor	-	-	-	-
Class II fees waived by advisor	-	-	-	-
Net expenses	666,109	1,491,421	464,863	630,610
Net investment income (loss)	2,846,340	4,014,194	1,033,713	1,562,756
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(4,707,478)	10,219,122	(4,804,421)	(7,304,072)
Foreign currency transactions	16,233	11,800	50	-
Net realized gain (loss)	(4,691,245)	10,230,922	(4,804,371)	(7,304,072)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(21,992,263)	(70,317,261)	(13,457,996)	(29,713,158)
Translation of assets and liabilities in foreign currencies	(673)	(3,301)	-	-
Net change in unrealized appreciation (depreciation)	(21,992,936)	(70,320,562)	(13,457,996)	(29,713,158)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(26,684,181)	(60,089,640)	(18,262,367)	(37,017,230)
Net increase (decrease) in net assets resulting from operations	$(23,837,841)	$(56,075,446)	$(17,228,654)	$(35,454,474)
(a) Net of withholding tax of:	$25,027	$19,550	$5,842	$36,686

The accompanying notes are an integral part of the financial statements.

	MML Blue Chip Growth Fund	MML Large Cap Growth Fund	MML Concentrated Growth Fund
Investment income (Note 2):
Dividends(a)	$415,636	$312,619	$551,833
Interest	12,412	2,932	21,141
Securities lending net income	2,325	4,017	3,980
Total investment income	430,373	319,568	576,954
Expenses (Note 3):
Investment management fees (Note 3)	322,995	206,803	281,613
Custody fees	21,012	6,085	13,949
Audit and legal fees	16,231	15,983	16,383
Proxy fees	474	479	483
Shareholder reporting fees	1,910	2,108	2,335
Trustees' fees (Note 3)	3,913	4,603	5,467
	366,535	236,061	320,230
Administration fees (Note 3):
Class I	-	-	50,252
Class II	-	-	36,396
Total expenses	366,535	236,061	406,878
Expenses waived (Note 3):
Fees waived by advisor	(6,012)	(1,792)	-
Class I fees waived by advisor	-	-	(16,636)
Class II fees waived by advisor	-	-	(27,274)
Net expenses	360,523	234,269	362,968
Net investment income (loss)	69,850	85,299	213,986
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(992,092)	(954,076)	(3,530,741)
Foreign currency transactions	(11,522)	-	(14,408)
Net realized gain (loss)	(1,003,614)	(954,076)	(3,545,149)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(7,133,151)	(7,973,200)	(16,925,998)
Translation of assets and liabilities in foreign currencies	(505)	-	-
Net change in unrealized appreciation (depreciation)	(7,133,656)	(7,973,200)	(16,925,998)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(8,137,270)	(8,927,276)	(20,471,147)
Net increase (decrease) in net assets resulting from operations	$(8,067,420)	$(8,841,977)	$(20,257,161)
(a) Net of withholding tax of:	$9,042	$7,567	$32,779

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

	MML Mid Cap Value Fund	MML Mid Cap Growth Fund	MML Small/Mid Cap Value Fund
Investment income (Note 2):
Dividends(a)	$4,966,337	$619,311	$1,970,825
Interest	97,022	72,842	52,011
Securities lending net income	92,114	98,835	102,647
Total investment income	5,155,473	790,988	2,125,483
Expenses (Note 3):
Investment management fees (Note 3)	1,617,131	1,017,698	863,383
Custody fees	42,580	20,564	42,223
Audit and legal fees	18,525	17,747	17,117
Proxy fees	483	474	474
Shareholder reporting fees	7,994	5,963	5,118
Trustees' fees (Note 3)	24,698	17,853	14,870
	1,711,411	1,080,299	943,185
Administration fees (Note 3):
Class I	-	-	-
Class II	-	-	-
Total expenses	1,711,411	1,080,299	943,185
Expenses waived (Note 3):
Fees waived by advisor	-	-	-
Class I fees waived by advisor	-	-	-
Class II fees waived by advisor	-	-	-
Net expenses	1,711,411	1,080,299	943,185
Net investment income (loss)	3,444,062	(289,311)	1,182,298
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(20,540,615)	(515,634)	(26,909,599)
Futures contracts	-	-	(220,668)
Foreign currency transactions	(566,399)	(2,378)	-
Net realized gain (loss)	(21,107,014)	(518,012)	(27,130,267)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(19,932,533)	(17,881,497)	2,293,139
Futures contracts	-	-	(9,420)
Translation of assets and liabilities in foreign currencies	9,861	(449)	-
Net change in unrealized appreciation (depreciation)	(19,922,672)	(17,881,946)	2,283,719
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(41,029,686)	(18,399,958)	(24,846,548)
Net increase (decrease) in net assets resulting from operations	$(37,585,624)	$(18,689,269)	$(23,664,250)
(a) Net of withholding tax of:	$14,005	$4,361	$617

The accompanying notes are an integral part of the financial statements.

	MML Small Cap Index Fund	MML Global Fund	MML Foreign Fund
Investment income (Note 2):
Dividends(a)	$355,141	$700,434	$7,362,854
Interest	4,643	11,685	118,583
Securities lending net income	33,575	6,232	39,617
Total investment income	393,359	718,351	7,521,054
Expenses (Note 3):
Investment management fees (Note 3)	93,262	141,478	1,458,076
Custody fees	14,301	56,094	144,504
Audit and legal fees	15,887	18,203	20,325
Proxy fees	477	495	495
Shareholder reporting fees	1,845	1,734	7,293
Trustees' fees (Note 3)	3,701	3,313	22,368
	129,473	221,317	1,653,061
Administration fees (Note 3):
Class I	-	12,964	-
Class II	-	34,110	-
Total expenses	129,473	268,391	1,653,061
Expenses waived (Note 3):
Fees waived by advisor	(4,562)	-	(30,843)
Class I fees waived by advisor	-	(20,678)	-
Class II fees waived by advisor	-	(84,507)	-
Net expenses	124,911	163,206	1,622,218
Net investment income (loss)	268,448	555,145	5,898,836
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,070,724	(1,488,789)	323,156
Futures contracts	3,016	-	-
Foreign currency transactions	-	(24,715)	(124,998)
Net realized gain (loss)	1,073,740	(1,513,504)	198,158
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(5,524,674)	(4,261,155)	(53,368,535)
Futures contracts	(32,675)	-	-
Translation of assets and liabilities in foreign currencies	-	3,786	97,274
Net change in unrealized appreciation (depreciation)	(5,557,349)	(4,257,369)	(53,271,261)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(4,483,609)	(5,770,873)	(53,073,103)
Net increase (decrease) in net assets resulting from operations	$(4,215,161)	$(5,215,728)	$(47,174,267)
(a) Net of withholding tax of:	$-	$49,857	$814,202

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund	MML Moderate Allocation Fund
Investment income (Note 2):
Dividends from affiliated issuers	$214,544	$264,561	$622,175
Total investment income	214,544	264,561	622,175
Expenses (Note 3):
Investment management fees (Note 3)	8,156	13,760	41,189
Custody fees	6,373	6,305	6,305
Audit and legal fees	15,114	15,200	15,261
Proxy fees	427	429	429
Shareholder reporting fees	349	362	463
Trustees' fees (Note 3)	141	226	673
	30,560	36,282	64,320
Total expenses	30,560	36,282	64,320
Expenses waived (Note 3):
Fees waived by advisor	(14,249)	(8,763)	-
Net expenses	16,311	27,519	64,320
Net investment income (loss)	198,233	237,042	557,855
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(122,635)	(30,655)	(83,325)
Realized gain distributions from affiliated issuers (Note 7)	52,347	64,497	188,019
Net realized gain (loss)	(70,288)	33,842	104,694
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(603,632)	(1,910,358)	(6,391,328)
Net change in unrealized appreciation (depreciation)	(603,632)	(1,910,358)	(6,391,328)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(673,920)	(1,876,516)	(6,286,634)
Net increase (decrease) in net assets resulting from operations	$(475,687)	$(1,639,474)	$(5,728,779)

The accompanying notes are an integral part of the financial statements.

	MML Growth Allocation Fund	MML Aggressive Allocation Fund
Investment income (Note 2):
Dividends from affiliated issuers	$702,875	$44,528
Total investment income	702,875	44,528
Expenses (Note 3):
Investment management fees (Note 3)	63,288	5,977
Custody fees	6,788	6,157
Audit and legal fees	15,305	15,185
Proxy fees	429	429
Shareholder reporting fees	547	334
Trustees' fees (Note 3)	1,017	105
	87,374	28,187
Total expenses	87,374	28,187
Expenses waived (Note 3):
Fees waived by advisor	-	(16,232)
Net expenses	87,374	11,955
Net investment income (loss)	615,501	32,573
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(2,462)	(6,419)
Realized gain distributions from affiliated issuers (Note 7)	334,257	46,227
Net realized gain (loss)	331,795	39,808
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(12,571,129)	(1,134,610)
Net change in unrealized appreciation (depreciation)	(12,571,129)	(1,134,610)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(12,239,334)	(1,094,802)
Net increase (decrease) in net assets resulting from operations	$(11,623,833)	$(1,062,229)

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Asset Allocation Fund		MML Equity Income Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,846,340	$6,331,620	$4,014,194	$5,915,377
Net realized gain (loss) on investment transactions	(4,691,245)	5,312,009	10,230,922	16,578,720
Net change in unrealized appreciation (depreciation) on investments	(21,992,936)	(8,082,157)	(70,320,562)	(14,644,997)
Net increase (decrease) in net assets resulting from operations	(23,837,841)	3,561,472	(56,075,446)	7,849,100
Distributions to shareholders (Note 2):
From net investment income:
Fund shares	-	(6,356,734)	-	(5,925,721)
Total distributions from net investment income	-	(6,356,734)	-	(5,925,721)
From net realized gains:
Fund shares	-	(6,419,732)	-	(12,156,321)
Total distributions from net realized gains	-	(6,419,732)	-	(12,156,321)
Tax return of capital:
Fund shares	-	-	-	-
Total tax return of capital	-	-	-	-
Net fund share transactions (Note 5):
Fund shares	(24,317,685)	(1,703,229)	68,963,268	96,491,751
Increase (decrease) in net assets from fund share transactions	(24,317,685)	(1,703,229)	68,963,268	96,491,751
Total increase (decrease) in net assets	(48,155,526)	(10,918,223)	12,887,822	86,258,809
Net assets:
Beginning of period	255,294,184	266,212,407	378,615,843	292,357,034
End of period	$207,138,658	$255,294,184	$391,503,665	$378,615,843
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$2,980,397	$44,174	$3,993,490	$(20,704)

The accompanying notes are an integral part of the financial statements.

	MML Income & Growth Fund		MML Growth & Income Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,033,713	$2,523,375	$1,562,756	$3,365,337
Net realized gain (loss) on investment transactions	(4,804,371)	5,053,719	(7,304,072)	9,569,964
Net change in unrealized appreciation (depreciation) on investments	(13,457,996)	(7,601,044)	(29,713,158)	(12,124,354)
Net increase (decrease) in net assets resulting from operations	(17,228,654)	(23,950)	(35,454,474)	810,947
Distributions to shareholders (Note 2):
From net investment income:
Fund shares	-	(2,509,147)	-	(3,372,953)
Total distributions from net investment income	-	(2,509,147)	-	(3,372,953)
From net realized gains:
Fund shares	-	(7,574,681)	-	(10,987,401)
Total distributions from net realized gains	-	(7,574,681)	-	(10,987,401)
Tax return of capital:
Fund shares	-	(5,314)	-	(9,050)
Total tax return of capital	-	(5,314)	-	(9,050)
Net fund share transactions (Note 5):
Fund shares	(14,979,890)	(20,418,664)	(21,919,272)	(19,279,364)
Increase (decrease) in net assets from fund share transactions	(14,979,890)	(20,418,664)	(21,919,272)	(19,279,364)
Total increase (decrease) in net assets	(32,208,544)	(30,531,756)	(57,373,746)	(32,837,821)
Net assets:
Beginning of period	150,272,250	180,804,006	269,802,727	302,640,548
End of period	$118,063,706	$150,272,250	$212,428,981	$269,802,727
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$1,032,310	$(1,403)	$1,542,780	$(19,976)

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Blue Chip Growth Fund		MML Large Cap Growth Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$69,850	$235,529	$85,299	$93,732
Net realized gain (loss) on investment transactions	(1,003,614)	537,652	(954,076)	2,704,088
Net change in unrealized appreciation (depreciation) on investments	(7,133,656)	6,094,469	(7,973,200)	7,006,576
Net increase (decrease) in net assets resulting from operations	(8,067,420)	6,867,650	(8,841,977)	9,804,396
Distributions to shareholders (Note 2):
From net investment income:
Fund shares	-	(234,912)	-	(112,565)
Class I	-	-	-	-
Class II	-	-	-	-
Total distributions from net investment income	-	(234,912)	-	(112,565)
From net realized gains:
Fund shares	-	-	-	-
Class I	-	-	-	-
Class II	-	-	-	-
Total distributions from net realized gains	-	-	-	-
Tax return of capital:
Fund shares	-	(20,962)	-	-
Total tax return of capital	-	(20,962)	-	-
Net fund share transactions (Note 5):
Fund shares	71,811,421	343,588	(5,743,960)	(13,358,560)
Class I	-	-	-	-
Class II	-	-	-	-
Increase (decrease) in net assets from fund share transactions	71,811,421	343,588	(5,743,960)	(13,358,560)
Total increase (decrease) in net assets	63,744,001	6,955,364	(14,585,937)	(3,666,729)
Net assets:
Beginning of period	61,701,402	54,746,038	74,225,151	77,891,880
End of period	$125,445,403	$61,701,402	$59,639,214	$74,225,151
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$65,603	$(4,247)	$80,126	$(5,173)

The accompanying notes are an integral part of the financial statements.

	MML Concentrated Growth Fund		MML Mid Cap Value Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$213,986	$200,682	$3,444,062	$5,173,680
Net realized gain (loss) on investment transactions	(3,545,149)	2,579,859	(21,107,014)	22,165,203
Net change in unrealized appreciation (depreciation) on investments	(16,925,998)	8,858,476	(19,922,672)	(38,730,870)
Net increase (decrease) in net assets resulting from operations	(20,257,161)	11,639,017	(37,585,624)	(11,391,987)
Distributions to shareholders (Note 2):
From net investment income:
Fund shares	-	-	-	(4,364,411)
Class I	-	(49,169)	-	-
Class II	-	(165,443)	-	-
Total distributions from net investment income	-	(214,612)	-	(4,364,411)
From net realized gains:
Fund shares	-	-	-	(49,367,026)
Class I	-	(1,287,876)	-	-
Class II	-	(3,471,858)	-	-
Total distributions from net realized gains	-	(4,759,734)	-	(49,367,026)
Tax return of capital:
Fund shares	-	-	-	-
Total tax return of capital	-	-	-	-
Net fund share transactions (Note 5):
Fund shares	-	-	3,928,271	111,145,799
Class I	50,059,179	4,664,293	-	-
Class II	(6,402,515)	(8,447,474)	-	-
Increase (decrease) in net assets from fund share transactions	43,656,664	(3,783,181)	3,928,271	111,145,799
Total increase (decrease) in net assets	23,399,503	2,881,490	(33,657,353)	46,022,375
Net assets:
Beginning of period	85,615,355	82,733,865	404,928,383	358,906,008
End of period	$109,014,858	$85,615,355	$371,271,030	$404,928,383
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$194,677	$(19,309)	$3,588,620	$144,558

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Mid Cap Growth Fund		MML Small/Mid Cap Value Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(289,311)	$220,708	$1,182,298	$2,538,239
Net realized gain (loss) on investment transactions	(518,012)	20,532,752	(27,130,267)	(7,754,539)
Net change in unrealized appreciation (depreciation) on investments	(17,881,946)	24,971,098	2,283,719	(41,879,232)
Net increase (decrease) in net assets resulting from operations	(18,689,269)	45,724,558	(23,664,250)	(47,095,532)
Distributions to shareholders (Note 2):
From net investment income:
Fund shares	-	(239,326)	-	(2,320,011)
Class I	-	-	-	-
Class II	-	-	-	-
Total distributions from net investment income	-	(239,326)	-	(2,320,011)
From net realized gains:
Fund shares	-	(13,887,916)	-	-
Class I	-	-	-	-
Class II	-	-	-	-
Total distributions from net realized gains	-	(13,887,916)	-	-
Tax return of capital:
Fund shares	-	-	-	(48,275)
Total tax return of capital	-	-	-	(48,275)
Net fund share transactions (Note 5):
Fund shares	574,631	(31,044,485)	(8,630,121)	90,807,973
Class I	-	-	-	-
Class II	-	-	-	-
Increase (decrease) in net assets from fund share transactions	574,631	(31,044,485)	(8,630,121)	90,807,973
Total increase (decrease) in net assets	(18,114,638)	552,831	(32,294,371)	41,344,155
Net assets:
Beginning of period	285,701,347	285,148,516	248,583,085	207,238,930
End of period	$267,586,709	$285,701,347	$216,288,714	$248,583,085
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(308,894)	$(19,583)	$1,252,623	$70,325

The accompanying notes are an integral part of the financial statements.

	MML Small Cap Index Fund		MML Global Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$268,448	$595,381	$555,145	$880,532
Net realized gain (loss) on investment transactions	1,073,740	2,938,261	(1,513,504)	2,868,001
Net change in unrealized appreciation (depreciation) on investments	(5,557,349)	(3,445,297)	(4,257,369)	(1,420,361)
Net increase (decrease) in net assets resulting from operations	(4,215,161)	88,345	(5,215,728)	2,328,172
Distributions to shareholders (Note 2):
From net investment income:
Fund shares	-	(523,610)	-	-
Class I	-	-	-	(153,417)
Class II	-	-	-	(698,665)
Total distributions from net investment income	-	(523,610)	-	(852,082)
From net realized gains:
Fund shares	-	(2,426,222)	-	-
Class I	-	-	-	(396,384)
Class II	-	-	-	(1,736,166)
Total distributions from net realized gains	-	(2,426,222)	-	(2,132,550)
Tax return of capital:
Fund shares	-	-	-	-
Total tax return of capital	-	-	-	-
Net fund share transactions (Note 5):
Fund shares	(4,305,016)	(7,027,997)	-	-
Class I	-	-	(99,229)	662,959
Class II	-	-	(5,728,236)	(7,923,075)
Increase (decrease) in net assets from fund share transactions	(4,305,016)	(7,027,997)	(5,827,465)	(7,260,116)
Total increase (decrease) in net assets	(8,520,177)	(9,889,484)	(11,043,193)	(7,916,576)
Net assets:
Beginning of period	58,893,318	68,782,802	53,585,175	61,501,751
End of period	$50,373,141	$58,893,318	$42,541,982	$53,585,175
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$289,086	$20,638	$551,179	$(3,966)

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Foreign Fund		MML Conservative Allocation Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007*
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,898,836	$6,075,733	$198,233	$1,976
Net realized gain (loss) on investment transactions	198,158	6,187,162	(70,288)	2,157
Net change in unrealized appreciation (depreciation) on investments	(53,271,261)	24,092,724	(603,632)	449
Net increase (decrease) in net assets resulting from operations	(47,174,267)	36,355,619	(475,687)	4,582
Distributions to shareholders (Note 2):
From net investment income:
Fund shares	-	(7,983,780)	-	(2,986)
Total distributions from net investment income	-	(7,983,780)	-	(2,986)
From net realized gains:
Fund shares	-	(5,335,758)	-	-
Total distributions from net realized gains	-	(5,335,758)	-	-
Net fund share transactions (Note 5):
Fund shares	2,231,626	82,470,020	33,062,943	152,986
Increase (decrease) in net assets from fund share transactions	2,231,626	82,470,020	33,062,943	152,986
Total increase (decrease) in net assets	(44,942,641)	105,506,101	32,587,256	154,582
Net assets:
Beginning of period	359,018,220	253,512,119	154,582	-
End of period	$314,075,579	$359,018,220	$32,741,838	$154,582
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$4,697,677	$(1,201,159)	$198,234	$1

*  Fund commenced operations on August 31, 2007.

The accompanying notes are an integral part of the financial statements.

	MML Balanced Allocation Fund
	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007*
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$237,042	$1,679
Net realized gain (loss) on investment transactions	33,842	3,056
Net change in unrealized appreciation (depreciation) on investments	(1,910,358)	(364)
Net increase (decrease) in net assets resulting from operations	(1,639,474)	4,371
Distributions to shareholders (Note 2):
From net investment income:
Fund shares	-	(3,233)
Total distributions from net investment income	-	(3,233)
From net realized gains:
Fund shares	-	-
Total distributions from net realized gains	-	-
Net fund share transactions (Note 5):
Fund shares	66,107,021	153,233
Increase (decrease) in net assets from fund share transactions	66,107,021	153,233
Total increase (decrease) in net assets	64,467,547	154,371
Net assets:
Beginning of period	154,371	-
End of period	$64,621,918	$154,371
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$237,042	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Moderate Allocation Fund		MML Growth Allocation Fund
	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007*	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007*
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$557,855	$1,588	$615,501	$1,275
Net realized gain (loss) on investment transactions	104,694	3,486	331,795	4,222
Net change in unrealized appreciation (depreciation) on investments	(6,391,328)	(1,049)	(12,571,129)	(1,833)
Net increase (decrease) in net assets resulting from operations	(5,728,779)	4,025	(11,623,833)	3,664
Distributions to shareholders (Note 2):
From net investment income:
Fund shares	-	(3,353)	-	(3,383)
Total distributions from net investment income	-	(3,353)	-	(3,383)
Net fund share transactions (Note 5):
Fund shares	198,147,249	153,353	315,208,811
Increase (decrease) in net assets from fund share transactions	198,147,249	153,353	315,208,811	153,383
Total increase (decrease) in net assets	192,418,470	154,025	303,584,978	153,664
Net assets:
Beginning of period	154,025	-	153,664	-
End of period	$192,572,495	$154,025	$303,738,642	$153,664
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$557,855	$-	$615,501	$-

*  Fund commenced operations on August 31, 2007.

The accompanying notes are an integral part of the financial statements.

	MML Aggressive Allocation Fund
	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007*
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$32,573	$972
Net realized gain (loss) on investment transactions	39,808	4,817
Net change in unrealized appreciation (depreciation) on investments	(1,134,610)	(2,493)
Net increase (decrease) in net assets resulting from operations	(1,062,229)	3,296
Distributions to shareholders (Note 2):
From net investment income:
Fund shares	-	(3,387)
Total distributions from net investment income	-	(3,387)
Net fund share transactions (Note 5):
Fund shares	24,836,998	153,387
Increase (decrease) in net assets from fund share transactions	24,836,998	153,387
Total increase (decrease) in net assets	23,774,769	153,296
Net assets:
Beginning of period	153,296	-
End of period	$23,928,065	$153,296
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$32,573	$-

MML Series Investment Fund – Financial Highlights
(For a share outstanding throughout each period)

MML Asset Allocation Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+
Net asset value, beginning of period	$9.91		$10.30		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12	***	0.25	***	0.16	***
Net realized and unrealized gain (loss) on investments	(1.10)		(0.13)		0.31
Total income (loss) from investment operations	(0.98)		0.12		0.47
Less distributions to shareholders:
From net investment income	-		(0.25)		(0.16)
From net realized gains	-		(0.26)		(0.01)
Total distributions	-		(0.51)		(0.17)
Net asset value, end of period	$8.93		$9.91		$10.30
Total Return^^	(9.89	)% **	1.14%		4.74	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$207,139		$255,294		$266,212
Ratio of expenses to average daily net assets:
Before expense waiver	0.60	% *	0.59%		0.61	% *
After expense waiver	0.58	% *#	0.57	% #	0.57	% *#
Net investment income (loss) to average daily net assets	2.49	% *	2.34%		2.40	% *
Portfolio turnover rate	31	% **	62%		38	% **

MML Equity Income Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$10.77		$10.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.20 ***	0.11	***
Net realized and unrealized gain (loss) on investments	(1.57)		0.15	0.99
Total income (loss) from investment operations	(1.46)		0.35	1.10
Less distributions to shareholders:
From net investment income	-		(0.17)	(0.10)
From net realized gains	-		(0.38)	(0.03)
Total distributions	-		(0.55)	(0.13)
Net asset value, end of period	$9.31		$10.77	$10.97
Total Return^^	(13.65	)% **	3.13%	11.01	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$391,504		$378,616	$292,357
Net expenses to average daily net assets	0.79	% *	0.78%	0.80	% *
Net investment income (loss) to average daily net assets	2.16	% *	1.76%	1.66	% *
Portfolio turnover rate	16	% **	27%	12	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period May 1, 2006 (commencement of operations) through December 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^  Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)
(For a share outstanding throughout each period)

MML Income & Growth Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$10.24		$11.03	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.17 ***	0.13	***
Net realized and unrealized gain (loss) on investments	(1.29)		(0.24)	1.04
Total income (loss) from investment operations	(1.22)		(0.07)	1.17
Less distributions to shareholders:
From net investment income	-		(0.17)	(0.14)
From net realized gains	-		(0.55)	-
Tax return of capital	-		(0.00)†	-
Total distributions	-		(0.72)	(0.14)
Net asset value, end of period	$9.02		$10.24	$11.03
Total Return^^	(11.91	)% **	(0.77)%	11.66	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$118,064		$150,272	$180,804
Ratio of expenses to average daily net assets:
Before expense waiver	0.72	% *	0.70%	0.72	% *
After expense waiver	0.70	% *#	N/A ##	0.70	% *#
Net investment income (loss) to average daily net assets	1.56	% *	1.48%	1.84	% *
Portfolio turnover rate	29	% **	57%	38	% **

MML Growth & Income Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+
Net asset value, beginning of period	$9.80		$10.36		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.12	***	0.07	***
Net realized and unrealized gain (loss) on investments	(1.40)		(0.14)		0.37
Total income (loss) from investment operations	(1.34)		(0.02)		0.44
Less distributions to shareholders:
From net investment income	-		(0.12)		(0.08)
From net realized gains	-		(0.42)		-
Tax return of capital	-		(0.00	)†	-
Total distributions	-		(0.54)		(0.08)
Net asset value, end of period	$8.46		$9.80		$10.36
Total Return^^	(13.67	)% **	(0.33)%		4.35	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$212,429		$269,803		$302,641
Ratio of expenses to average daily net assets:
Before expense waiver	0.55	% *	0.54%		0.55	% *
After expense waiver	0.53	% *#	0.52	% #	0.52	% *#
Net investment income (loss) to average daily net assets	1.31	% *	1.13%		1.11	% *
Portfolio turnover rate	22	% **	38%		22	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  For the period May 1, 2006 (commencement of operations) through December 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

##  Amount waived had no impact on the ratio of expenses to average daily net assets.

^^  Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)
(For a share outstanding throughout each period)

MML Blue Chip Growth Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$11.87		$10.58	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.05 ***	0.02	***
Net realized and unrealized gain (loss) on investments	(1.31)		1.29	0.58
Total income (loss) from investment operations	(1.30)		1.34	0.60
Less distributions to shareholders:
From net investment income	-		(0.05)	(0.02)
Tax return of capital	-		(0.00)†	-
Total distributions	-		(0.05)	(0.02)
Net asset value, end of period	$10.57		$11.87	$10.58
Total Return^^	(10.95	)% **	12.67%	6.04	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$125,445		$61,701	$54,746
Ratio of expenses to average daily net assets:
Before expense waiver	0.85	% *	0.84%	0.90	% *
After expense waiver	0.84	% *#	N/A	0.85	% *#
Net investment income (loss) to average daily net assets	0.16	% *	0.40%	0.37	% *
Portfolio turnover rate	10	% **	35%	24	% **

MML Large Cap Growth Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$11.34		$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.01 ***	0.01	***
Net realized and unrealized gain (loss) on investments	(1.38)		1.35	(0.00	)†
Total income (loss) from investment operations	(1.37)		1.36	0.01
Less distributions to shareholders:
From net investment income	-		(0.02)	(0.01)
Total distributions	-		(0.02)	(0.01)
Net asset value, end of period	$9.97		$11.34	$10.00
Total Return^^	(12.08	)% **	13.57%	0.10	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$59,639		$74,225	$77,892
Ratio of expenses to average daily net assets:
Before expense waiver	0.74	% *	0.72%	0.76	% *
After expense waiver	0.74	% *#	N/A	0.73	% *#
Net investment income (loss) to average daily net assets	0.27	% *	0.12%	0.15	% *
Portfolio turnover rate	46	% **	85%	61	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  For the period May 1, 2006 (commencement of operations) through December 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^  Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)
(For a share outstanding throughout each period)

MML Concentrated Growth Fund

	Class I						Class II
	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+		Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+
Net asset value, beginning of period	$11.09		$10.21		$10.00		$11.10		$10.21		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.02	***	0.01	***	0.02	***	0.03	***	0.01	***
Net realized and unrealized gain (loss) on investments	(2.12)		1.54		0.21		(2.12)		1.55		0.22
Total income (loss) from investment operations	(2.10)		1.56		0.22		(2.10)		1.58		0.23
Less distributions to shareholders:
From net investment income	-		(0.02)		-		-		(0.03)		-
From net realized gains	-		(0.66)		(0.01)		-		(0.66)		(0.02)
Total distributions	-		(0.68)		(0.01)		-		(0.69)		(0.02)
Net asset value, end of period	$8.99		$11.09		$10.21		$9.00		$11.10		$10.21
Total Return^^	(18.94	)% **	15.04%		2.19	% **	(18.92	)% **	15.20%		2.25	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$64,795		$23,930		$18,032		$44,220		$61,686		$64,702
Ratio of expenses to average daily net assets:
Before expense waiver	0.93	% *	0.91%		0.94	% *	0.82	% *	0.81%		0.84	% *
After expense waiver	0.85	% *#	0.76	% #	0.76	% *#	0.71	% *#	0.66	% #	0.66	% *#
Net investment income (loss) to average daily net assets	0.48	% *	0.16%		0.11	% *	0.44	% *	0.26%		0.21	% *
Portfolio turnover rate	37	% **	59%		43	% **	37	% **	59%		43	% **

MML Mid Cap Value Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$9.18		$10.81	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.15 ***	0.10	***
Net realized and unrealized gain (loss) on investments	(0.93)		(0.35)	1.03
Total income (loss) from investment operations	(0.85)		(0.20)	1.13
Less distributions to shareholders:
From net investment income	-		(0.10)	(0.10)
From net realized gains	-		(1.33)	(0.22)
Total distributions	-		(1.43)	(0.32)
Net asset value, end of period	$8.33		$9.18	$10.81
Total Return^^	(9.26	)% **	(2.32)%	11.23	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$371,271		$404,928	$358,906
Net expenses to average daily net assets	0.89	% *	0.88%	0.90	% *
Net investment income (loss) to average daily net assets	1.79	% *	1.33%	1.44	% *
Portfolio turnover rate	85	% **	206%	173	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period May 1, 2006 (commencement of operations) through December 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^  Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)
(For a share outstanding throughout each period)

MML Mid Cap Growth Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$11.18		$10.04	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.01 ***	(0.01	)***
Net realized and unrealized gain (loss) on investments	(0.72)		1.71	0.05
Total income (loss) from investment operations	(0.73)		1.72	0.04
Less distributions to shareholders:
From net investment income	-		(0.01)	-
From net realized gains	-		(0.57)	-
Total distributions	-		(0.58)	-
Net asset value, end of period	$10.45		$11.18	$10.04
Total Return^^	(6.53	)% **	16.89%	0.50	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$267,587		$285,701	$285,149
Net expenses to average daily net assets	0.82	% *	0.81%	0.83	% *
Net investment income (loss) to average daily net assets	(0.22	)% *	0.08%	(0.11	)% *
Portfolio turnover rate	17	% **	31%	30	% **

MML Small/Mid Cap Value Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$8.45		$10.45	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.11 ***	0.08	***
Net realized and unrealized gain (loss) on investments	(0.86)		(2.02)	0.44
Total income (loss) from investment operations	(0.82)		(1.91)	0.52
Less distributions to shareholders:
From net investment income	-		(0.09)	(0.07)
Tax return of capital	-		(0.00)†	-
Total distributions	-		(0.09)	(0.07)
Net asset value, end of period	$7.63		$8.45	$10.45
Total Return^^	(9.70	)% **	(18.31)%	5.20	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$216,289		$248,583	$207,239
Net expenses to average daily net assets	0.82	% *	0.79%	0.83	% *
Net investment income (loss) to average daily net assets	1.03	% *	1.14%	1.29	% *
Portfolio turnover rate	102	% **	152%	173	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  For the period May 1, 2006 (commencement of operations) through December 31, 2006.

^^  Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)
(For a share outstanding throughout each period)

MML Small Cap Index Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$9.56		$10.10	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.09 ***	0.04	***
Net realized and unrealized gain (loss) on investments	(0.75)		(0.13)	0.10
Total income (loss) from investment operations	(0.70)		(0.04)	0.14
Less distributions to shareholders:
From net investment income	-		(0.09)	(0.04)
From net realized gains	-		(0.41)	-
Total distributions	-		(0.50)	(0.04)
Net asset value, end of period	$8.86		$9.56	$10.10
Total Return^^	(7.32	)% **	(0.57)%	1.41	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$50,373		$58,893	$68,783
Ratio of expenses to average daily net assets:
Before expense waiver	0.49	% *	0.44%	0.52	% *
After expense waiver	0.47	% *#	N/A	0.45	% *#
Net investment income (loss) to average daily net assets	1.01	% *	0.90%	0.60	% *
Portfolio turnover rate	11	% **	15%	73	% **

MML Global Fund

	Class I
	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+
Net asset value, beginning of period	$10.31		$10.52		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.16	***	0.10	***
Net realized and unrealized gain (loss) on investments	(1.16)		0.22		0.53
Total income (loss) from investment operations	(1.05)		0.38		0.63
Less distributions to shareholders:
From net investment income	-		(0.16)		(0.11)
From net realized gains	-		(0.43)		-
Total distributions	-		(0.59)		(0.11)
Net asset value, end of period	$9.26		$10.31		$10.52
Total Return^^	(10.28	)% **	3.57%		6.25	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$8,993		$10,156		$9,698
Ratio of expenses to average daily net assets:
Before expense waiver	1.22	% *	1.15%		1.15	% *
After expense waiver	0.77	% *#	0.71	% #	0.71	% *#
Net investment income (loss) to average daily net assets	2.29	% *	1.41%		1.47	% *
Portfolio turnover rate	28	% **	56%		41	% **

	Class II
	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+
Net asset value, beginning of period	$10.31		$10.52		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.17	***	0.10	***
Net realized and unrealized gain (loss) on investments	(1.15)		0.22		0.53
Total income (loss) from investment operations	(1.04)		0.39		0.63
Less distributions to shareholders:
From net investment income	-		(0.17)		(0.11)
From net realized gains	-		(0.43)		-
Total distributions	-		(0.60)		(0.11)
Net asset value, end of period	$9.27		$10.31		$10.52
Total Return^^	(10.37	)% **	3.75%		6.30	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$33,549		$43,429		$51,804
Ratio of expenses to average daily net assets:
Before expense waiver	1.12	% *	1.05%		1.04	% *
After expense waiver	0.67	% *#	0.61	% #	0.61	% *#
Net investment income (loss) to average daily net assets	2.37	% *	1.51%		1.60	% *
Portfolio turnover rate	28	% **	56%		41	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period May 1, 2006 (commencement of operations) through December 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^  Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)
(For a share outstanding throughout each period)

MML Foreign Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$12.02		$11.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.20	***	0.24 ***	0.13	***
Net realized and unrealized gain (loss) on investments	(1.78)		1.24	1.00
Total income (loss) from investment operations	(1.58)		1.48	1.13
Less distributions to shareholders:
From net investment income	-		(0.27)	(0.12)
From net realized gains	-		(0.19)	(0.01)
Total distributions	-		(0.46)	(0.13)
Net asset value, end of period	$10.44		$12.02	$11.00
Total Return^^	(13.14	)% **	13.48%	11.26	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$314,076		$359,018	$253,512
Ratio of expenses to average daily net assets:
Before expense waiver	1.01	% *	1.00%	1.03	% *
After expense waiver	0.99	% *#	N/A	1.02	% *#
Net investment income (loss) to average daily net assets	3.60	% *	2.00%	1.90	% *
Portfolio turnover rate	5	% **	9%	9	% **

MML Conservative Allocation Fund

	Six months ended 06/30/08 (Unaudited)		Period ended 12/31/07++
Net asset value, beginning of period	$10.11		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12	***	0.13	***
Net realized and unrealized gain (loss) on investments	(0.44)		0.18
Total income (loss) from investment operations	(0.32)		0.31
Less distributions to shareholders:
From net investment income	-		(0.20)
Total distributions	-		(0.20)
Net asset value, end of period	$9.79		$10.11
Total Return^^	(3.17	)% **	3.09	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$32,742		$155
Ratio of expenses to average daily net assets:
Before expense waiver	0.37	% *	61.88	% *
After expense waiver	0.20	% *#	0.20	% *#
Net investment income (loss) to average daily net assets	2.43	% *	3.81	% *
Portfolio turnover rate	22	% **	0	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period May 1, 2006 (commencement of operations) through December 31, 2006.

++  For the period August 31, 2007 (commencement of operations) through December 31, 2007.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^  Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)
(For a share outstanding throughout each period)

MML Balanced Allocation Fund

	Six months ended 06/30/08 (Unaudited)		Period ended 12/31/07++
Net asset value, beginning of period	$10.08		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.11	***
Net realized and unrealized gain (loss) on investments	(0.56)		0.19
Total income (loss) from investment operations	(0.48)		0.30
Less distributions to shareholders:
From net investment income	-		(0.22)
Total distributions	-		(0.22)
Net asset value, end of period	$9.60		$10.08
Total Return^^	(4.76	)% **	2.96	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$64,622		$154
Ratio of expenses to average daily net assets:
Before expense waiver	0.26	% *	61.68	% *
After expense waiver	0.20	% *#	0.20	% *#
Net investment income (loss) to average daily net assets	1.72	% *	3.23	% *
Portfolio turnover rate	5	% **	0	% **

MML Moderate Allocation Fund

	Six months ended 06/30/08 (Unaudited)		Period ended 12/31/07++
Net asset value, beginning of period	$10.04		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.11	***
Net realized and unrealized gain (loss) on investments	(0.69)		0.15
Total income (loss) from investment operations	(0.62)		0.26
Less distributions to shareholders:
From net investment income	-		(0.22)
Total distributions	-		(0.22)
Net asset value, end of period	$9.42		$10.04
Total Return^^	(6.18	)% **	2.63	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$192,572		$154
Ratio of expenses to average daily net assets:
Before expense waiver	0.16	% *	61.59	% *
After expense waiver	N/A		0.20	% *#
Net investment income (loss) to average daily net assets	1.35	% *	3.05	% *
Portfolio turnover rate	2	% **	0	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

++  For the period August 31, 2007 (commencement of operations) through December 31, 2007.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^  Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)
(For a share outstanding throughout each period)

MML Growth Allocation Fund

	Six months ended 06/30/08 (Unaudited)		Period ended 12/31/07++
Net asset value, beginning of period	$10.02		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.08	***
Net realized and unrealized gain (loss) on investments	(0.89)		0.17
Total income (loss) from investment operations	(0.84)		0.25
Less distributions to shareholders:
From net investment income	-		(0.23)
Total distributions	-		(0.23)
Net asset value, end of period	$9.18		$10.02
Total Return^^	(8.38	)% **	2.45	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$303,739		$154
Ratio of expenses to average daily net assets:
Before expense waiver	0.14	% *	61.40	% *
After expense waiver	N/A		0.20	% *#
Net investment income (loss) to average daily net assets	0.97	% *	2.44	% *
Portfolio turnover rate	0	% **††††	0	% **

MML Aggressive Allocation Fund

	Six months ended 06/30/08 (Unaudited)		Period ended 12/31/07++
Net asset value, beginning of period	$9.99		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.06	***
Net realized and unrealized gain (loss) on investments	(1.07)		0.16
Total income (loss) from investment operations	(1.04)		0.22
Less distributions to shareholders:
From net investment income	-		(0.23)
Total distributions	-		(0.23)
Net asset value, end of period	$8.95		$9.99
Total Return^^	(10.41	)% **	2.15	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$23,928		$153
Ratio of expenses to average daily net assets:
Before expense waiver	0.47	% *	61.22	% *
After expense waiver	0.20	% *#	0.20	% *#
Net investment income (loss) to average daily net assets	0.55	% *	1.85	% *
Portfolio turnover rate	8	% **	0	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

††††  Amount is less than 0.5%.

++  For the period August 31, 2007 (commencement of operations) through December 31, 2007.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^  Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.  The Fund
   MML Series Investment Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are eighteen series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Asset Allocation Fund ("Asset Allocation Fund"), MML Equity Income Fund ("Equity Income Fund"), MML Income & Growth Fund ("Income & Growth Fund"), MML Growth & Income Fund ("Growth & Income Fund"), MML Blue Chip Growth Fund ("Blue Chip Growth Fund"), MML Large Cap Growth Fund ("Large Cap Growth Fund"), MML Concentrated Growth Fund ("Concentrated Growth Fund"), MML Mid Cap Value Fund ("Mid Cap Value Fund"), MML Mid Cap Growth Fund ("Mid Cap Growth Fund"), MML Small/Mid Cap Value Fund (formerly MML Small Cap Value Fund) ("Small/Mid Cap Value Fund"), MML Small Cap Index Fund ("Small Cap Index Fund"), MML Global Fund ("Global Fund"), MML Foreign Fund ("Foreign Fund"), MML Conservative Allocation Fund ("Conservative Allocation Fund"), MML Balanced Allocation Fund ("Balanced Allocation Fund"), MML Moderate Allocation Fund ("Moderate Allocation Fund"), MML Growth Allocation Fund ("Growth Allocation Fund") and MML Aggressive Allocation Fund ("Aggressive Allocation Fund").

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund commenced operations on August 31, 2007.

The Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund invest all of their investable assets in shares of various funds advised by MassMutual or a control affiliate of MassMutual. The financial statements included herein are those of the Funds listed above and the applicable MML Series Investment Funds. The financial statements of the applicable MML Series Investment Funds II, or Oppenheimer Funds which are advised by Oppenheimer Funds, Inc., a majority owned, indirect subsidiary of MassMutual, are presented separately and can be obtained from the SEC's EDGAR database on its Internet site at www.sec.gov or by calling MassMutual at 1-888-309-3539. The assets of each of the five listed above Allocation Funds are diversified and a shareholder's interest is limited to the MML Series Investment Funds, MML Series Investment Funds II or Oppenheimer Funds in which the shares are invested.

The Concentrated Growth Fund and Global Fund offer two classes of shares: Class I and Class II. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in each Fund's Prospectus.

2.  Significant Accounting Policies
   The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Unaudited) (Continued)

Investment Valuation
   Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds are valued at their net asset value as reported on each business day. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust's foreign funds. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best

Notes to Financial Statements (Unaudited) (Continued)

information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Funds' investments carried at value:

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asset Allocation Fund	$135,714,025	$70,909,075	$-	$206,623,100
Equity Income Fund	364,187,175	17,368,812	-	381,555,987
Income & Growth Fund	117,711,853	668,644	-	118,380,497
Growth & Income Fund	210,944,448	2,045,634	-	212,990,082
Blue Chip Growth Fund	124,300,550	2,950,987	-	127,251,537
Large Cap Growth Fund	59,032,384	580,784	-	59,613,168
Concentrated Growth Fund	105,652,938	4,209,418		109,862,356
Mid Cap Value Fund	357,059,613	9,908,530	-	366,968,143
Mid Cap Growth Fund	257,191,935	10,072,234	108,690	267,372,859
Small/Mid Cap Value Fund	203,392,542	10,563,219	-	213,955,761
Small Cap Index Fund	49,386,128	155,876	-	49,542,004
Global Fund	41,731,978	549,724	-	42,281,702
Foreign Fund	292,129,786	16,763,179	16,851	308,909,816
Conservative Allocation Fund	32,758,217	-	-	32,758,217
Balanced Allocation Fund	64,643,444	-	-	64,643,444
Moderate Allocation Fund	192,606,077	-	-	192,606,077
Growth Allocation Fund	303,780,281	-	-	303,780,281
Aggressive Allocation Fund	23,943,975	-	-	23,943,975
	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asset Allocation Fund	$6,150	$-	$-	$6,150
Mid Cap Value Fund	12,003	-	-	12,003
Small Cap Index Fund	(22,715)	-	-	(22,715)

*Other financial instruments include futures and forwards.

Notes to Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities
	Balance as of 12/31/07	Accrued discounts/ premiums	Realized gain/loss and change in unrealized appreciation/ depreciation	Net purchases/ sales	Net transfers in and/or out of Level 3	Balance, as of 6/30/08	Net change in unrealized appreciation/ depreciation from investments still held as of 6/30/08
Mid Cap Growth Fund	$108,690	$-	$-	$-	$-	$108,690	$-
Foreign Fund	-	-	(27)	16,878	-	16,851	(27)

Securities Lending
   Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities.

The Funds had no securities on loan at June 30, 2008.

The Trust receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period ended June 30, 2008, the Trust earned securities lending income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Asset Allocation Fund	$138,544	$105,778	$32,766
Equity Income Fund	246,397	191,376	55,021
Income & Growth Fund	103,909	88,477	15,432
Growth & Income Fund	174,543	132,816	41,727
Blue Chip Growth Fund	21,903	19,578	2,325
Large Cap Growth Fund	34,254	30,237	4,017
Concentrated Growth Fund	38,075	34,095	3,980
Mid Cap Value Fund	525,631	433,517	92,114
Mid Cap Growth Fund	477,267	378,432	98,835
Small/Mid Cap Value Fund	477,265	374,618	102,647
Small Cap Index Fund	106,415	72,840	33,575
Global Fund	21,658	15,426	6,232
Foreign Fund	153,028	113,411	39,617
	$2,518,889	$1,990,601	$528,288

Repurchase Agreements
    Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of

Notes to Financial Statements (Unaudited) (Continued)

default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments
   Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Federal Income Tax
   It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders
   Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Foreign Currency Translation
   The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

  Forward Foreign Currency Contracts
   Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

Notes to Financial Statements (Unaudited) (Continued)

The Funds listed in the following table had open forward foreign currency contracts at June 30, 2008:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Allocation Fund
BUYS
7/16/08	Euro	240,946	$371,588	$379,104	$7,516
7/23/08	Japanese Yen	6,365,700	58,952	60,023	1,071
					$8,587
SELLS
7/16/08	Japanese Yen	40,000,000	371,588	377,026	$(5,438)
7/23/08	British Pound	30,000	58,953	59,612	(659)
8/14/08	Columbian Peso	112,119,555	62,330	58,275	4,055
8/22/08	Mexican Peso	311,000	29,551	29,946	(395)
					$(2,437)
Mid Cap Value Fund
BUYS
7/31/08	Canadian Dollar	57,988	57,175	56,896	$(279)
7/31/08	Euro	99,620	156,796	156,619	(177)
					$(456)
SELLS
7/31/08	Canadian Dollar	2,002,386	1,978,906	1,964,683	$14,223
7/31/08	Euro	1,868,754	2,936,233	2,937,997	(1,764)
					$12,459

Delayed Delivery Transactions, When-Issued Securities, and Forward Commitments
   Each Fund may purchase or sell securities on a "when-issued" or delayed delivery or on a forward commitment basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

Financial Futures Contracts
   A Fund may enter into futures contracts, including stock future contracts, foreign currency future contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund's current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund's exposure to certain markets; in an effort to enhance income; and as a cash management tool. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as

Notes to Financial Statements (Unaudited) (Continued)

collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the sub-adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the sub-adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses.

The Fund listed in the following table had open futures contracts at June 30, 2008:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Small Cap Index Fund
BUYS 15	Russell E Mini 2000 Index	9/19/08	$1,037,542	$(22,715)

Allocation of Operating Activity
   In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities
   The Foreign Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities
   Certain securities are illiquid and restricted as to resale. They have been valued in good faith under procedures established by the Board of Trustees, taking into consideration such factors as the Board deems appropriate. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these securities held at June 30, 2008, were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Fund's Net Assets
Asset Allocation Fund	$8,885,103	$7,912,967	3.8%

3.  Management Fees and Other Transactions

Investment Management Fees
   Under agreements between the Trust and MassMutual on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees quarterly, based upon each Fund's average daily net assets, at the following annual rates:

Asset Allocation Fund	0.55%	Small/Mid Cap Value Fund	0.75%

Equity Income Fund	0.75%	Small Cap Index Fund	0.35%

Income & Growth Fund	0.65%	Global Fund	0.60%

Growth & Income Fund	0.50%	Foreign Fund	0.89%

Blue Chip Growth Fund	0.75%	Conservative Allocation Fund	0.10%

Large Cap Growth Fund	0.65%	Balanced Allocation Fund	0.10%

Concentrated Growth Fund	0.60%	Moderate Allocation Fund	0.10%

Mid Cap Value Fund	0.84%	Growth Allocation Fund	0.10%

Mid Cap Growth Fund	0.77%	Aggressive Allocation Fund	0.10%

MassMutual has entered into investment sub-advisory agreements with the following unaffiliated investment sub-advisers: Capital Guardian Trust Company for the Asset Allocation Fund and Growth & Income Fund, T. Rowe Price Associates, Inc. for the Equity Income Fund, Blue Chip Growth Fund and Mid Cap Growth Fund, American Century Investment Management, Inc. for the Income & Growth Fund and Mid Cap Value Fund, AllianceBernstein L.P. for the Large Cap Growth Fund and Small/Mid Cap Value Fund, Legg Mason Capital Management, Inc. for the Concentrated Growth Fund, Northern Trust Investments, N.A. for the Small Cap Index Fund, Neuberger Berman Management, Inc. for the Global Fund, and Templeton Investment Counsel, LLC for the Foreign Fund. Prior to May 1, 2008, Goldman Sachs Asset Management L.P. served as a co-sub-adviser to the Small/Mid Cap Value Fund. MassMutual pays a sub-advisory fee to each of these sub-advisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the sub-adviser provides sub-advisory services and which have substantially the same investment objectives, policies and investment strategies.

The Funds' sub-advisory fees are paid out of the management fees previously disclosed above.

Administration & Shareholder Service Fees
   For the Concentrated Growth Fund and Global Fund, under a separate administrative and shareholder services agreement between the Funds and MassMutual, MassMutual provides certain administrative and shareholder services and bears some of the class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class II
Concentrated Growth Fund	0.24%	0.14%
Global Fund	0.28%	0.18%

Notes to Financial Statements (Unaudited) (Continued)

Expense Waivers
   MassMutual agreed to cap the fees and expenses of the Funds (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through April 30, 2009, unless otherwise noted, based upon each Fund's average daily net assets, as follows:

Asset Allocation Fund*	0.57%	Small/Mid Cap Value Fund*	0.88%

Equity Income Fund*	0.85%	Small Cap Index Fund*	0.45%

Income & Growth Fund*	0.70%	Global Fund

Growth & Income Fund*	0.52%	Class I**	0.90%

Blue Chip Growth Fund*	0.85%	Class II***	0.80%

Large Cap Growth Fund*	0.73%	Foreign Fund*	1.02%

Concentrated Growth Fund		Conservative Allocation Fund****	0.20%

Class I*	0.76%	Balanced Allocation Fund****	0.20%

Class II*	0.66%	Moderate Allocation Fund****	0.20%

Mid Cap Value Fund*	0.93%	Growth Allocation Fund****	0.20%

Mid Cap Growth Fund*	0.85%	Aggressive Allocation Fund****	0.20%

*  Expense cap in effect through April 30, 2008.

**  Prior to May 1, 2008, expense cap was 0.71%.

***  Prior to May 1, 2008, expense cap was 0.61%.

****  Expense cap excludes Acquired Fund fees and expenses. Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

Indirect Expenses
   The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund incur fees and expenses indirectly as shareholders in the underlying funds. For the period ended June 30, 2008, these expenses were as follows:

Indirect Operating Expenses
Conservative Allocation Fund	0.63%
Balanced Allocation Fund	0.67%
Moderate Allocation Fund	0.70%
Growth Allocation Fund	0.75%
Aggressive Allocation Fund	0.80%

Rebated Brokerage Commissions
   The Asset Allocation Fund, Growth & Income Fund, Blue Chip Growth Fund, Large Cap Growth Fund, Concentrated Growth Fund and Global Fund have entered into agreements with certain brokers whereby the brokers will rebate, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statement of Operations. For the period ended June 30, 2008, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Asset Allocation Fund	$3,598
Growth & Income Fund	6,022
Large Cap Growth Fund	4,064
Concentrated Growth Fund	6,656
Global Fund	2,161

Deferred Compensation
  Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest and shall be recorded on the Funds' books as other assets. For the period ended June 30, 2008, no significant amounts have been deferred.

Other
  Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer of MassMutual is borne by the Funds.

Notes to Financial Statements (Unaudited) (Continued)

4.  Purchases and Sales of Investments
   Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2008, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Asset Allocation Fund	$26,580,210	$43,204,923	$23,197,584	$62,623,255
Equity Income Fund	-	129,794,099	-	59,653,093
Income & Growth Fund	-	38,854,821	-	52,514,330
Growth & Income Fund	-	51,352,038	-	71,162,372
Blue Chip Growth Fund	-	79,890,399	-	8,672,417
Large Cap Growth Fund	-	28,968,641	-	34,732,225
Concentrated Growth Fund	-	76,789,715	-	34,365,961
Mid Cap Value Fund	-	332,192,192	-	320,635,409
Mid Cap Growth Fund	-	44,189,288	-	42,817,520
Small/Mid Cap Value Fund	-	227,685,690	-	230,297,467
Small Cap Index Fund	-	5,584,976	-	10,139,075
Global Fund	-	13,029,956	-	16,878,712
Foreign Fund	-	18,242,655	-	15,240,133
Conservative Allocation Fund	-	36,897,001	-	3,749,385
Balanced Allocation Fund	-	67,091,230	-	1,353,121
Moderate Allocation Fund	-	199,061,403	-	1,923,996
Growth Allocation Fund	-	313,106,099	-	317,200
Aggressive Allocation Fund	-	25,869,471	-	973,269

5.  Capital Share Transactions
   Changes in shares outstanding for each Fund were as follows:

	Six Months ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Asset Allocation Fund
Sold	698,528	$6,581,228	2,232,214	$23,609,649
Issued as reinvestment of dividends	-	-	1,257,964	12,776,466
Redeemed	(3,276,495)	(30,898,913)	(3,584,268)	(38,089,344)
Net increase (decrease)	(2,577,967)	$(24,317,685)	(94,090)	$(1,703,229)
Equity Income Fund
Sold	9,170,120	$91,709,367	9,072,256	$103,484,328
Issued as reinvestment of dividends	-	-	1,639,765	18,082,042
Redeemed	(2,259,579)	(22,746,099)	(2,191,889)	(25,074,619)
Net increase (decrease)	6,910,541	$68,963,268	8,520,132	$96,491,751
Income & Growth Fund
Sold	254,847	$2,450,623	603,651	$6,874,369
Issued as reinvestment of dividends	-	-	952,868	10,089,142
Redeemed	(1,829,187)	(17,430,513)	(3,284,420)	(37,382,175)
Net increase (decrease)	(1,574,340)	$(14,979,890)	(1,727,901)	$(20,418,664)
Growth & Income Fund
Sold	650,673	$5,986,616	1,194,894	$12,781,800
Issued as reinvestment of dividends	-	-	1,405,802	14,369,404
Redeemed	(3,067,078)	(27,905,888)	(4,303,289)	(46,430,568)
Net increase (decrease)	(2,416,405)	$(21,919,272)	(1,702,593)	$(19,279,364)
Blue Chip Growth Fund
Sold	7,268,161	$78,310,659	828,780	$9,563,460
Issued as reinvestment of dividends	-	-	21,776	255,874
Redeemed	(598,257)	(6,499,238)	(828,243)	(9,475,746)
Net increase (decrease)	6,669,904	$71,811,421	22,313	$343,588

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Large Cap Growth Fund
Sold	168,066	$1,698,519	337,150	$3,633,481
Issued as reinvestment of dividends	-	-	10,013	112,565
Redeemed	(729,533)	(7,442,479)	(1,588,675)	(17,104,606)
Net increase (decrease)	(561,467)	$(5,743,960)	(1,241,512)	$(13,358,560)
Concentrated Growth Fund Class I
Sold	5,282,315	$52,362,803	583,231	$6,826,400
Issued as reinvestment of dividends	-	-	116,066	1,337,045
Redeemed	(232,570)	(2,303,624)	(308,206)	(3,499,152)
Net increase (decrease)	5,049,745	$50,059,179	391,091	$4,664,293
Concentrated Growth Fund Class II
Sold	83,821	$838,307	343,761	$4,028,201
Issued as reinvestment of dividends	-	-	315,347	3,637,301
Redeemed	(727,660)	(7,240,822)	(1,438,130)	(16,112,976)
Net increase (decrease)	(643,839)	$(6,402,515)	(779,022)	$(8,447,474)
Mid Cap Value Fund
Sold	4,271,972	$37,451,647	9,775,681	$105,220,314
Issued as reinvestment of dividends	-	-	5,460,605	53,731,437
Redeemed	(3,821,996)	(33,523,376)	(4,320,403)	(47,805,952)
Net increase (decrease)	449,976	$3,928,271	10,915,883	$111,145,799
Mid Cap Growth Fund
Sold	3,061,996	$32,078,251	1,588,498	$18,019,237
Issued as reinvestment of dividends	-	-	1,241,882	14,127,242
Redeemed	(3,013,168)	(31,503,620)	(5,666,290)	(63,190,964)
Net increase (decrease)	48,828	$574,631	(2,835,910)	$(31,044,485)
Small/Mid Cap Value Fund
Sold	1,208,110	$9,534,312	11,769,574	$112,506,376
Issued as reinvestment of dividends	-	-	280,603	2,368,286
Redeemed	(2,277,581)	(18,164,433)	(2,451,427)	(24,066,689)
Net increase (decrease)	(1,069,471)	$(8,630,121)	9,598,750	$90,807,973
Small Cap Index Fund
Sold	200,108	$1,823,872	408,168	$4,273,953
Issued as reinvestment of dividends	-	-	298,903	2,949,832
Redeemed	(678,697)	(6,128,888)	(1,353,796)	(14,251,782)
Net increase (decrease)	(478,589)	$(4,305,016)	(646,725)	$(7,027,997)
Global Fund Class I
Sold	79,581	$802,807	113,374	$1,243,680
Issued as reinvestment of dividends	-	-	52,305	549,801
Redeemed	(93,290)	(902,036)	(102,763)	(1,130,522)
Net increase (decrease)	(13,709)	$(99,229)	62,916	$662,959
Global Fund Class II
Sold	25,891	$252,293	204,860	$2,286,187
Issued as reinvestment of dividends	-	-	231,585	2,434,831
Redeemed	(616,341)	(5,980,529)	(1,150,601)	(12,644,093)
Net increase (decrease)	(590,450)	$(5,728,236)	(714,156)	$(7,923,075)
Foreign Fund
Sold	2,010,870	$21,936,226	8,943,938	$107,366,916
Issued as reinvestment of dividends	-	-	1,107,873	13,319,538
Redeemed	(1,795,244)	(19,704,600)	(3,231,872)	(38,216,434)
Net increase (decrease)	215,626	$2,231,626	6,819,939	$82,470,020
Conservative Allocation Fund*
Sold	3,849,659	$38,193,246	15,000	$150,000
Issued as reinvestment of dividends	-	-	296	2,986
Redeemed	(520,886)	(5,130,303)	-	-
Net increase (decrease)	3,328,773	$33,062,943	15,296	$152,986

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Balanced Allocation Fund*
Sold	7,082,192	$69,710,977	15,000	$150,000
Issued as reinvestment of dividends	-	-	321	3,233
Redeemed	(366,914)	(3,603,956)	-	-
Net increase (decrease)	6,715,278	$66,107,021	15,321	$153,233
Moderate Allocation Fund*
Sold	20,974,352	$203,451,743	15,000	$150,000
Issued as reinvestment of dividends	-	-	334	3,353
Redeemed	(547,011)	(5,304,494)	-	-
Net increase (decrease)	20,427,341	$198,147,249	15,334	$153,353
Growth Allocation Fund*
Sold	33,427,403	$318,471,575	15,000	$150,000
Issued as reinvestment of dividends	-	-	337	3,383
Redeemed	(340,068)	(3,262,764)	-	-
Net increase (decrease)	33,087,335	$315,208,811	15,337	$153,383
Aggressive Allocation Fund*
Sold	2,806,170	$26,237,377	15,000	$150,000
Issued as reinvestment of dividends	-	-	338	3,387
Redeemed	(147,411)	(1,400,379)	-	-
Net increase (decrease)	2,658,759	$24,836,998	15,338	$153,387

* Fund commenced operations on August 31, 2007.

6.  Federal Income Tax Information
   At June 30, 2008, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation Fund	$229,670,283	$11,869,386	$(34,916,569)	$(23,047,183)
Equity Income Fund	443,238,897	17,391,359	(79,074,269)	(61,682,910)
Income & Growth Fund	121,428,179	13,241,829	(16,289,511)	(3,047,682)
Growth & Income Fund	245,088,045	17,766,394	(49,864,357)	(32,097,963)
Blue Chip Growth Fund	124,394,853	9,667,996	(6,811,312)	2,856,684
Large Cap Growth Fund	57,733,551	7,121,722	(5,242,105)	1,879,617
Concentrated Growth Fund	116,513,590	7,511,494	(14,162,728)	(6,651,234)
Mid Cap Value Fund	406,915,591	6,321,096	(46,268,544)	(39,947,448)
Mid Cap Growth Fund	257,917,752	40,660,819	(31,205,712)	9,455,107
Small/Mid Cap Value Fund	234,498,883	8,144,165	(28,687,287)	(20,543,122)
Small Cap Index Fund	58,022,125	5,526,390	(14,006,511)	(8,480,121)
Global Fund	44,596,018	5,108,937	(7,423,253)	(2,314,316)
Foreign Fund	315,847,742	37,996,925	(44,934,851)	(6,937,926)
Conservative Allocation Fund	33,361,400	48,581	(651,764)	(603,183)
Balanced Allocation Fund	66,554,166	93,715	(2,004,437)	(1,910,722)
Moderate Allocation Fund	198,998,454	206,680	(6,599,057)	(6,392,377)
Growth Allocation Fund	316,353,243	209,411	(12,782,373)	(12,572,962)
Aggressive Allocation Fund	25,081,078	10,385	(1,147,488)	(1,137,103)

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first. At December 31, 2007, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

Expiring 2014
Blue Chip Growth Fund	$216,675
Large Cap Growth Fund	527,453
Small/Mid Cap Value Fund	4,165,906

The following Funds elected to defer to January 1, 2008 post-October capital losses:

Amount
Asset Allocation Fund	$185,811
Income & Growth Fund	3,025,657
Growth & Income Fund	229,933
Blue Chip Growth Fund	87,984
Concentrated Growth Fund	2,298,066
Mid Cap Value Fund	11,089,902
Small/Mid Cap Value Fund	10,007,314

The following Funds elected to defer to January 1, 2008 post-October currency losses:

Amount
Blue Chip Growth Fund	$1,747
Concentrated Growth Fund	13,641

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Internal Revenue Code), paid during the year ended December 31, 2007, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Asset Allocation Fund	$8,838,949	$3,937,517	$-
Equity Income Fund	10,959,285	7,122,757	-
Income & Growth Fund	4,756,729	5,327,099	5,314
Growth & Income Fund	7,614,704	6,745,650	9,050
Blue Chip Growth Fund	234,912	-	20,962
Large Cap Growth Fund	112,565	-	-
Concentrated Growth Fund	3,244,044	1,730,302	-
Mid Cap Value Fund	49,295,888	4,435,549	-
Mid Cap Growth Fund	4,085,085	10,042,157	-
Small/Mid Cap Value Fund	2,320,011	-	48,275
Small Cap Index Fund	1,030,496	1,919,336	-
Global Fund	1,704,610	1,280,022	-
Foreign Fund	9,834,753	3,484,785	-
Conservative Allocation Fund	2,986	-	-
Balanced Allocation Fund	3,233	-	-
Moderate Allocation Fund	3,353	-	-
Growth Allocation Fund	3,383	-	-
Aggressive Allocation Fund	3,387	-	-

Notes to Financial Statements (Unaudited) (Continued)

The following Funds have elected to pass through foreign tax credit for the year ended December 31, 2007:

Amount
Global Fund	$49,483
Foreign Fund	633,537

The Funds are subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at June 30, 2008, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2008, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

7.  Investment in Affiliated Issuers
   A summary of the Funds' transactions in the securities of these issuers during the period ended June 30, 2008, was as follows:

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Conservative Allocation Fund
MML Blue Chip Growth Fund	1,329	344,191	36,311	309,209	$3,268,338	$-	$-
MML Equity Fund	440	120,483	12,723	108,200	2,209,304	-	-
MML Equity Income Fund	978	256,984	26,894	231,068	2,151,243	-	-
MML Inflation-Protected and Income Fund	2,971	686,192	69,036	620,127	6,728,383	54,130	-
MML Managed Bond Fund	3,155	750,222	75,600	677,777	8,266,289	56,970	-
MML Mid Cap Growth Fund	419	106,878	11,249	96,048	1,003,702	-	-
MML Mid Cap Value Fund	309	84,053	8,716	75,646	630,134	-	-
MML Small Cap Equity Fund	485	133,108	13,980	119,613	975,902	-	-
Oppenheimer Global Securities Fund, Non-Service Shares	168	47,774	4,977	42,965	1,257,577	7,107	31,228
Oppenheimer International Fund, Non-Service Shares	2,941	757,939	78,973	681,907	1,281,986	4,944	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	4,253	1,031,869	104,279	931,843	4,985,359	91,393	21,119
					$32,758,217	$214,544	$52,347

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Balanced Allocation Fund
MML Blue Chip Growth Fund	1,197	562,976	11,191	552,982	$5,845,014	$-	$-
MML Concentrated Growth Fund, Class I	848	407,215	7,570	400,493	3,600,429	-	-
MML Equity Fund	502	250,030	5,037	245,495	5,012,701	-	-
MML Equity Income Fund	1,257	596,823	6,977	591,103	5,503,169	-	-
MML Inflation-Protected and Income Fund	2,971	1,259,361	25,406	1,236,926	13,420,644	83,008	-
MML Managed Bond Fund	1,893	826,275	16,667	811,501	9,897,215	52,530	-
MML Mid Cap Growth Fund	419	193,097	3,814	189,702	1,982,382	-	-
MML Mid Cap Value Fund	464	228,497	4,550	224,411	1,869,342	-	-
MML Small Cap Equity Fund	485	240,868	4,773	236,580	1,930,218	-	-
Oppenheimer Global Securities Fund, Non-Service Shares	168	86,809	1,741	85,236	2,494,871	8,754	38,462
Oppenheimer International Fund, Non-Service Shares	3,676	1,718,041	34,513	1,687,204	3,171,943	7,601	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	4,253	1,887,008	37,894	1,853,367	9,915,516	112,668	26,035
					$64,643,444	$264,561	$64,497
Moderate Allocation Fund
MML Blue Chip Growth Fund	1,329	1,858,600	18,207	1,841,722	$19,467,006	$-	$-
MML Concentrated Growth Fund, Class I	989	1,413,448	13,651	1,400,786	12,593,071	-	-
MML Equity Fund	502	742,740	7,262	735,980	15,027,813	-	-
MML Equity Income Fund	1,397	1,986,378	19,027	1,968,748	18,329,048	-	-
MML Inflation-Protected and Income Fund	2,229	2,801,223	26,504	2,776,948	30,129,882	186,661	-
MML Managed Bond Fund	1,893	2,449,616	23,309	2,428,200	29,614,776	157,492	-
MML Mid Cap Growth Fund	419	573,953	5,734	568,638	5,942,270	-	-
MML Mid Cap Value Fund	618	904,854	8,737	896,735	7,469,806	-	-
MML Small Cap Equity Fund	485	716,013	7,076	709,422	5,788,052	-	-
MML Small Cap Growth Equity Fund	273	391,966	3,873	388,366	5,822,918	-	-

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Moderate Allocation Fund (continued)
Oppenheimer Global Securities Fund, Non-Service Shares	210	322,183	3,158	319,235	$9,344,019	$31,428	$138,093
Oppenheimer International Fund, Non-Service Shares	5,147	7,140,228	70,880	7,074,495	13,300,051	30,537	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	2,836	3,729,822	35,954	3,696,704	19,777,365	216,057	49,926
					$192,606,077	$622,175	$188,019
Growth Allocation Fund
MML Blue Chip Growth Fund	1,728	3,802,098	3,739	3,800,087	$40,166,931	$-	$-
MML Concentrated Growth Fund, Class I	1,272	2,865,898	2,765	2,864,405	25,750,994	-	-
MML Equity Fund	628	1,462,929	1,438	1,462,119	29,854,706	-	-
MML Equity Income Fund	1,677	3,760,169	3,681	3,758,165	34,988,519	-	-
MML Inflation-Protected and Income Fund	1,337	2,651,456	2,661	2,650,132	28,753,934	165,772	-
MML Managed Bond Fund	1,010	2,061,293	2,079	2,060,224	25,126,867	124,305	-
MML Mid Cap Growth Fund	558	1,203,165	1,172	1,202,551	12,566,654	-	-
MML Mid Cap Value Fund	618	1,426,143	1,399	1,425,362	11,873,272	-	-
MML Small Cap Equity Fund	646	1,502,417	1,459	1,501,604	12,251,318	-	-
MML Small Cap Growth Equity Fund	273	616,616	605	616,284	9,240,198	-	-
Oppenheimer Global Securities Fund, Non-Service Shares	252	609,407	570	609,089	17,828,021	61,317	269,419
Oppenheimer International Fund, Non-Service Shares	7,353	16,078,108	15,589	16,069,872	30,211,359	70,890	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	2,268	4,706,533	4,594	4,704,207	25,167,508	280,591	64,838
					$303,780,281	$702,875	$334,257
Aggressive Allocation Fund
MML Blue Chip Growth Fund	1,861	336,446	12,332	325,975	$3,445,560	$-	$-
MML Concentrated Growth Fund, Class I	1,413	259,142	9,722	250,833	2,254,986	-	-
MML Equity Fund	628	119,628	4,428	115,828	2,365,067	-	-

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Aggressive Allocation Fund (continued)
MML Equity Income Fund	1,677	306,557	11,536	296,698	$2,762,258	$-	$-
MML Inflation-Protected and Income Fund	594	96,382	3,674	93,302	1,012,331	7,652	-
MML Managed Bond Fund	379	63,206	2,397	61,188	746,258	4,836	-
MML Mid Cap Growth Fund	838	148,725	5,389	144,174	1,506,617	-	-
MML Mid Cap Value Fund	773	145,982	5,432	141,323	1,177,224	-	-
MML Small Cap Equity Fund	808	154,131	5,657	149,282	1,217,967	-	-
MML Small Cap Growth Equity Fund	455	84,400	3,093	81,762	1,225,886	-	-
Oppenheimer Global Securities Fund, Non-Service Shares	378	74,904	2,766	72,516	2,122,540	9,920	43,589
Oppenheimer International Fund, Non-Service Shares	10,294	1,843,894	67,973	1,786,215	3,358,083	10,703	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	851	144,619	5,433	140,037	749,198	11,417	2,638
					$23,943,975	$44,528	$46,227

8.  Indemnifications
   Under the Funds' organizational documents, current and former Trustees and Officers are provided with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.  New Accounting Pronouncements
   In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

10.  Proxy Voting
   A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

Notes to Financial Statements (Unaudited) (Continued)

11.  Quarterly Reporting
   The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

12.  Trustees' Approval of Investment Advisory Contracts
   At meetings in February 2008, the Contract Committee (the "Committee") and the Board of Trustees, including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, MassMutual or Sub-Advisers (the "Independent Trustees"), re-approved, as applicable, the existing Advisory Agreements and Sub-Advisory Agreements (collectively, the "Contracts") for each of the Asset Allocation Fund, Equity Income Fund, Income & Growth Fund, Growth & Income Fund, Blue Chip Growth Fund, Large Cap Growth Fund, Concentrated Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, Small Cap Index Fund, Global Fund and Foreign Fund. In preparation for the meetings, the Trustees requested, and MassMutual and the Sub-Advisers provided in advance, certain materials relevant to the consideration of the Contracts (the "Meeting Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the "Third-Party Report") with respect to each Fund prepared by an independent third-party vendor (the "Third-Party"). The Third Party Report provided detailed comparative management fee, total expense and performance information for each Fund to assist the Committee in their evaluation of the Contracts. The Committee also considered information presented to them throughout the year regarding MassMutual and each of the Sub-Advisers.

The Committee considered the nature, scope and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability and business strategy of MassMutual; (ii) the capability of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed, and considered separately for each Fund, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund's advisory fee and total net expense ratio against peer funds; and (ii) the Fund's relative performance (over various time periods against peer funds and a benchmark index). In connection with their review, the Trustees noted that they had received in advance of the meeting or during the course of the past year: (i) detailed information regarding MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (ii) a wide range of information about each Sub-Adviser and its personnel with responsibilities for providing services to the respective Fund and the fees payable to each Sub-Adviser by MassMutual. Throughout the discussion, Management responded to Trustee questions and provided additional information concerning each Fund.

With respect to the Blue Chip Growth Fund, Mid Cap Growth Fund, Equity Income Fund, Foreign Fund, Large Cap Growth Fund, Income & Growth Fund, Concentrated Growth Fund and Small Cap Index Fund, the Committee considered, in addition to the other factors noted above, the fact that each Fund (i) had total net expenses that ranked in the 3rd quintile or better in the Fund's expense group or expense universe and (ii) had performance for the one-year period that ranked in the 3rd quintile or better in the Fund's performance universe.

With respect to the Growth & Income Fund, Global Fund, Asset Allocation Fund and Mid Cap Value Fund, the Committee considered, in addition to the other factors noted above, the fact that (i) each Fund

Notes to Financial Statements (Unaudited) (Continued)

had total net expenses that ranked in the 3rd quintile or better in the Fund's expense group or expense universe and (ii) MassMutual remained confident in each Fund's Sub-Adviser based on the Sub-Adviser's long-term track record, which MassMutual reviewed with the Committee.

With respect to the Small Cap Value Fund, the Committee considered, in addition to the other factors noted above, the fact that (i) the Fund had total net expenses that ranked in the 1st quintile in the Fund's expense group and expense universe and (ii) Management has implemented, or is proposing to implement, changes to address the Fund's 5th quintile ranking in its performance universe for the one-year period.

In conjunction with their review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials or discussed at the meeting concerning economies of scale and the profitability of MassMutual's relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each Fund individually, which included a sensitivity analysis for those Funds without breakpoints of the expected level of profitability assuming increased Fund assets at specified levels. The discussions and consideration included the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called "fallout benefits" to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to Sub-Advisers due to so-called "soft-dollar arrangements."

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual's oversight of the Funds and the sub-advisory process; (ii) MassMutual's levels of profitability from its relationship to the various Funds were not excessive and the advisory fees payable under the Contracts and the total net expenses are fair and reasonable; (iii) the investment processes, research capabilities and philosophies of each Sub-Adviser appear well suited to each Fund, given its investment objective and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed to remedy any underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (v) the terms of the Contract were fair and reasonable with respect to each Fund and were in the best interest of each Fund's shareholders.

At a meeting in May 2008, the Board, including the Independent Trustees, approved an Amendment to each Fund's Sub-Advisory Agreement to reflect that (i) each Sub-Adviser will not consult with any of the Funds' other Sub-Advisers concerning transactions for the Funds for which they sub-advise and (ii) if two or more Sub-Advisers are responsible for providing investment advice to a Fund, that each Sub-Adviser's responsibility for providing advice is limited to their discrete portion of the Fund's portfolio.

Other Information (Unaudited)

Fund Expenses June 30, 2008

Expense Examples	The following information is in regards to expenses for the six months ended June 30, 2008:
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2008.

Actual Expenses	The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes	The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)
Asset Allocation Fund	$1,000	0.58%	$901.10
Equity Income Fund	1,000	0.79%	863.50
Income & Growth Fund	1,000	0.70%	880.90
Growth & Income Fund	1,000	0.53%	863.30
Blue Chip Growth Fund	1,000	0.84%	890.50
Large Cap Growth Fund	1,000	0.74%	879.20
Concentrated Growth Fund Class I 1,000 0.85% 810.60 3.83 1,020.60 4.27 Class II	1,000	0.71%	810.80
Mid Cap Value Fund	1,000	0.89%	907.40
Mid Cap Growth Fund	1,000	0.82%	934.70
Small/Mid Cap Value Fund	1,000	0.82%	903.00

	Operating Expense Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expense Incurred*
Asset Allocation Fund	$2.74	$1,022.00	$2.92
Equity Income Fund	3.66	1,020.90	3.97
Income & Growth Fund	3.27	1,021.40	3.52
Growth & Income Fund	2.46	1,022.20	2.66
Blue Chip Growth Fund	3.95	1,020.70	4.22
Large Cap Growth Fund	3.46	1,021.20	3.72
Concentrated Growth Fund Class I 1,000 0.85% 810.60 3.83 1,020.60 4.27 Class II	3.20	1,021.30	3.57
Mid Cap Value Fund	4.22	1,020.40	4.47
Mid Cap Growth Fund	3.94	1,020.80	4.12
Small/Mid Cap Value Fund	3.88	1,020.80	4.12

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)
Small Cap Index Fund	$1,000	0.47%	$926.80
Global Fund Class I 1,000 0.77% 897.20 3.63 1,021.00 3.87 Class II	1,000	0.67%	896.30
Foreign Fund	1,000	0.99%	868.60
Conservative Allocation Fund	1,000	0.20%	968.30
Balanced Allocation Fund	1,000	0.20%	952.40
Moderate Allocation Fund	1,000	0.16%	938.20
Growth Allocation Fund	1,000	0.14%	916.20
Aggressive Allocation Fund	1,000	0.20%	895.90

	Operating Expense Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expense Incurred*
Small Cap Index Fund	$2.25	$1,022.50	$2.36
Global Fund Class I 1,000 0.77% 897.20 3.63 1,021.00 3.87 Class II	3.16	1,021.50	3.37
Foreign Fund	4.60	1,019.90	4.97
Conservative Allocation Fund	0.98	1,023.90	1.01
Balanced Allocation Fund	0.97	1,023.90	1.01
Moderate Allocation Fund	0.77	1,024.10	0.81
Growth Allocation Fund	0.67	1,024.20	0.70
Aggressive Allocation Fund	0.94	1,023.90	1.01

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2008, multiplied by the average account value over the period, multiplied by the number of days in the period divided by the number of days in the year, unless stated otherwise.

Securities offered through registered representatives of MML Investors Services, Inc.
Member FINRA and SIPC (www.finra.org and www.sipc.org)
1295 State Street, Springfield, MA 01111.

© 2008 Massachusetts Mutual Life Insurance Company. All rights reserved.

MassMutual Financial Group is a marketing name for Massachusetts Mutual Life
Insurance Company (MassMutual) and its affiliated companies and sales representatives.

L4540_a 708

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Items 5.  Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6. Schedule of Investments.

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By (Signature and Title)	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	8/15/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	8/15/08

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	8/15/08